Portfolio of Investments
CTIVP® – American Century Diversified Bond Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 5.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Allegany Park CLO Ltd.(a),(b)
Series 2019-1A Class C
3-month USD LIBOR + 2.550% Floor 2.550% 01/20/2033	2.822%	3,900,000	3,891,034
Anchorage Capital CLO 16 Ltd.(a),(b),(c)
Series 2020-16A Class B
3-month USD LIBOR + 2.200% Floor 2.200% 10/20/2031	2.401%	6,200,000	6,200,000
Ares XLI CLO Ltd.(a),(b)
Series 2019-41A Class AR
3-month USD LIBOR + 1.200% Floor 1.200% 01/15/2029	1.475%	10,300,000	10,250,199
Atrium IX(a),(b)
Series 209A Class BR
3-month USD LIBOR + 1.750% 05/28/2030	2.006%	5,725,000	5,685,337
Bean Creek CLO Ltd.(a),(b)
Series 2015-1A Class BR
3-month USD LIBOR + 1.450% Floor 1.450% 04/20/2031	1.722%	3,200,000	3,179,322
BRE Grand Islander Timeshare Issuer LLC(a)
Series 2017-1A Class A
05/25/2029	2.940%	2,807,370	2,820,044
CBAM Ltd.(a),(b)
Series 2018-5A Class B1
3-month USD LIBOR + 1.400% Floor 1.400% 04/17/2031	1.673%	2,755,000	2,702,977
Deer Creek CLO Ltd.(a),(b)
Series 2017-1A Class A
3-month USD LIBOR + 1.180% 10/20/2030	1.452%	5,350,000	5,283,328
Dryden XXVIII Senior Loan Fund(a),(b)
Series 2013-28A Class A2LR
3-month USD LIBOR + 1.650% 08/15/2030	1.930%	2,850,000	2,834,188
DT Auto Owner Trust(a)
Subordinated Series 2020-3A Class C
06/15/2026	1.470%	2,750,000	2,757,902
Elmwood CLO IV Ltd.(a),(b)
Series 2020-1A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 04/15/2033	2.882%	12,500,000	12,425,725
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Elmwood CLO V Ltd.(a),(b)
Series 2020-2A Class B
3-month USD LIBOR + 2.200% Floor 2.200% 07/24/2031	2.476%	7,625,000	7,640,944
Goldentree Loan Management US CLO 5 Ltd.(a),(b)
Series 2019-5A Class A
3-month USD LIBOR + 1.300% Floor 1.300% 10/20/2032	1.572%	4,250,000	4,236,651
Goodgreen(a),(d)
Series 2018-1A Class A
10/15/2053	3.930%	6,085,382	6,467,250
Goodgreen Trust(a)
Series 2020-1A Class A
04/15/2055	2.630%	7,987,395	8,040,580
KKR CLO 30 Ltd.(a),(b)
Series 2030A Class B1
3-month USD LIBOR + 2.000% Floor 2.000% 10/17/2031	4.000%	9,500,000	9,499,952
KKR CLO Ltd.(a),(b)
Series 2022A Class B
3-month USD LIBOR + 1.600% Floor 1.600% 07/20/2031	1.872%	2,250,000	2,203,758
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class BR
3-month USD LIBOR + 1.600% Floor 1.600% 01/15/2033	1.875%	3,800,000	3,732,786
Magnetite VIII Ltd.(a),(b)
Series 2014-8A Class BR2
3-month USD LIBOR + 1.500% Floor 1.500% 04/15/2031	1.775%	1,850,000	1,830,013
Magnetite XXIV Ltd.(a),(b)
Series 2019-24A Class B
3-month USD LIBOR + 1.850% Floor 1.850% 01/15/2033	2.125%	5,750,000	5,752,214
Series 2019-24A Class C
3-month USD LIBOR + 2.550% Floor 2.550% 01/15/2033	2.825%	5,250,000	5,237,935
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	1,269,598	1,272,780
CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners 24 Ltd.(a),(b)
Series 2020-1A Class BS
3-month USD LIBOR + 1.900% Floor 1.900% 04/21/2031	2.171%	5,600,000	5,581,794
Octagon Investment Partners 45 Ltd.(a),(b)
Series 2019-1A Class B1
3-month USD LIBOR + 1.850% Floor 1.850% 10/15/2032	2.125%	3,850,000	3,844,687
Octagon Investment Partners 47 Ltd.(a),(b)
Series 2020-1A Class A1
3-month USD LIBOR + 1.850% Floor 1.850% 04/20/2031	2.103%	7,600,000	7,617,100
Sierra Timeshare Receivables Funding LLC(a)
Series 2018-2A Class B
06/20/2035	3.650%	3,540,752	3,479,255
Series 2019-2A Class C
05/20/2036	3.120%	4,073,382	4,013,241
Subordinated Series 2018-3A Class B
09/20/2035	3.870%	3,004,994	2,966,862
Sounds Point CLO Ltd.(a),(b)
Series 2013-3RA Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/18/2031	1.422%	2,500,000	2,458,343
Sounds Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% Floor 1.750% 04/18/2031	2.022%	3,100,000	3,010,131
U.S. Airways Pass-Through Trust
Series 2013-1 Class A
11/15/2025	3.950%	1,042,325	853,499
Voya CLO Ltd.(a),(b)
Series 2013-2A Class A2AR
3-month USD LIBOR + 1.400% Floor 1.400% 04/25/2031	1.645%	5,550,000	5,387,535
VSE Mortgage LLC(a)
Subordinated, Series 2017-A Class B
03/20/2035	2.630%	4,810,627	4,498,781
Total Asset-Backed Securities — Non-Agency (Cost $158,152,266)			157,656,147

Commercial Mortgage-Backed Securities - Non-Agency 1.2%

FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
09/17/2025	2.241%	6,450,000	6,460,810
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Progress Residential Trust(a)
Series 2019-SRF4 Class A
10/17/2036	2.687%	17,600,000	18,108,434
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	10,650,000	10,805,380
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $34,761,748)			35,374,624

Corporate Bonds & Notes 45.7%

Aerospace & Defense 0.4%
Boeing Co. (The)
05/01/2030	5.150%	1,310,000	1,472,501
05/01/2050	5.805%	3,780,000	4,593,911
United Technologies Corp.
11/16/2028	4.125%	4,310,000	5,099,852
04/15/2040	5.700%	1,770,000	2,485,780
Total			13,652,044
Airlines 0.4%
Delta Air Lines, Inc.
01/15/2026	7.375%	1,000,000	1,047,475
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%	4,843,000	4,965,382
Southwest Airlines Co.
06/15/2027	5.125%	4,110,000	4,482,244
United Airlines, Inc. Pass-Through Trust
09/03/2022	4.625%	1,605,887	1,488,638
Total			11,983,739
Apartment REIT 0.2%
Essex Portfolio LP
05/01/2023	3.250%	2,805,000	2,952,148
Mid-America Apartments LP
02/15/2031	1.700%	2,575,000	2,529,921
Total			5,482,069
Automotive 1.0%
BorgWarner, Inc.
07/01/2027	2.650%	1,780,000	1,876,188
Cummins, Inc.
09/01/2050	2.600%	3,410,000	3,347,905
Ford Motor Credit Co. LLC
08/02/2021	5.875%	6,650,000	6,775,764
08/03/2022	2.979%	3,300,000	3,253,800
11/01/2022	3.350%	1,720,000	1,700,652
General Motors Co.
04/01/2038	5.150%	1,970,000	2,103,199

2	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Motors Financial Co., Inc.
06/20/2025	2.750%	3,650,000	3,742,690
08/20/2027	2.700%	5,360,000	5,328,872
Nissan Motor Co., Ltd.(a)
09/17/2027	4.345%	3,240,000	3,249,093
Total			31,378,163
Banking 6.5%
Banco Santander SA
04/11/2022	3.500%	3,600,000	3,732,091
05/28/2025	2.746%	4,515,000	4,741,068
Banistmo SA(a)
07/31/2027	4.250%	3,000,000	3,057,418
Bank of America Corp.(e)
12/20/2023	3.004%	2,897,000	3,041,114
06/19/2026	1.319%	2,054,000	2,067,291
12/20/2028	3.419%	5,767,000	6,421,115
02/13/2031	2.496%	5,198,000	5,442,078
06/19/2041	2.676%	6,000,000	6,111,380
Barclays PLC(e)
06/24/2031	2.645%	2,300,000	2,297,356
BNP Paribas SA(a),(e)
Subordinated
08/12/2035	2.588%	4,770,000	4,628,821
BPCE SA(a),(c),(e)
10/06/2026	1.652%	2,410,000	2,413,279
BPCE SA(a)
Subordinated
07/21/2024	5.150%	3,930,000	4,399,909
Capital One Bank U.S.A. NA
Subordinated
02/15/2023	3.375%	3,475,000	3,675,773
Citigroup, Inc.(e)
10/27/2028	3.520%	2,990,000	3,324,573
06/03/2031	2.572%	4,970,000	5,219,384
Citigroup, Inc.(b)
3-month USD LIBOR + 4.095% 12/31/2049	4.375%	1,850,000	1,804,908
Cooperatieve Rabobank UA
Subordinated
11/09/2022	3.950%	3,610,000	3,839,818
Credit Suisse Group AG(a),(e)
09/11/2025	2.593%	2,500,000	2,609,021
06/05/2026	2.193%	6,955,000	7,176,074
Deutsche Bank AG/New York(e)
09/18/2031	3.547%	1,705,000	1,721,765
DNB Bank ASA(a),(e)
09/16/2026	1.127%	3,100,000	3,093,841
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FNB Corp.
02/24/2023	2.200%	3,900,000	3,928,113
Goldman Sachs Group, Inc. (The)
04/01/2025	3.500%	6,543,000	7,214,893
11/16/2026	3.500%	5,450,000	6,027,269
02/07/2030	2.600%	5,213,000	5,502,457
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 3.922% 12/31/2049	4.165%	4,850,000	4,709,599
HSBC Holdings PLC(e)
09/22/2028	2.013%	2,329,000	2,308,470
JPMorgan Chase & Co.(e)
12/05/2024	4.023%	3,280,000	3,605,399
06/01/2028	2.182%	6,520,000	6,809,118
04/22/2031	2.522%	6,000,000	6,379,284
12/31/2049	4.600%	8,289,000	8,060,029
Lloyds Banking Group PLC(e)
02/05/2026	2.438%	3,018,000	3,125,018
Morgan Stanley(e)
04/28/2026	2.188%	7,960,000	8,329,567
01/22/2031	2.699%	1,996,000	2,132,254
Morgan Stanley(b)
Junior Subordinated
3-month USD LIBOR + 3.610% 12/31/2049	3.885%	2,750,000	2,603,677
Morgan Stanley
Subordinated
11/01/2022	4.875%	2,730,000	2,956,863
NatWest Markets PLC(a)
05/21/2023	2.375%	1,747,000	1,796,404
Royal Bank of Scotland Group PLC(e)
05/22/2024	2.359%	1,098,000	1,127,048
Santander UK Group Holdings PLC(e)
08/21/2026	1.532%	3,440,000	3,387,164
Societe Generale SA(a),(e)
07/08/2035	3.653%	1,577,000	1,589,610
Sumitomo Mitsui Trust Bank Ltd.(a)
09/12/2025	1.050%	1,370,000	1,375,121
Synchrony Financial
07/25/2022	2.850%	4,426,000	4,554,169
UBS Group Funding Switzerland AG(a)
09/24/2025	4.125%	3,500,000	3,986,175
UniCredit SpA(a),(e)
Subordinated
06/19/2032	5.861%	2,520,000	2,680,532
06/30/2035	5.459%	7,430,000	7,566,274

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.(e)
04/30/2026	2.188%	3,165,000	3,299,446
06/02/2028	2.393%	1,750,000	1,825,325
04/30/2041	3.068%	2,770,000	2,887,975
Wells Fargo & Co.
10/23/2026	3.000%	4,850,000	5,301,245
Subordinated
08/15/2023	4.125%	2,510,000	2,739,752
Total			198,626,327
Brokerage/Asset Managers/Exchanges 0.7%
Ares Finance Co. II LLC(a)
06/15/2030	3.250%	2,700,000	2,821,045
Golub Capital BDC, Inc.(c)
04/15/2024	3.375%	4,820,000	4,816,673
Intercontinental Exchange, Inc.
09/15/2032	1.850%	2,370,000	2,364,869
LPL Holdings, Inc.(a)
Subordinated
11/15/2027	4.625%	4,789,000	4,870,235
Owl Rock Technology Finance Corp.(a)
12/15/2025	4.750%	5,660,000	5,631,934
Total			20,504,756
Building Materials 0.8%
Builders FirstSource, Inc.(a)
03/01/2030	5.000%	4,980,000	5,153,241
Cemex SAB de CV(a)
09/17/2030	5.200%	4,940,000	4,963,524
Martin Marietta Materials, Inc.
03/15/2030	2.500%	4,671,000	4,872,591
Standard Industries, Inc.(a)
01/15/2028	4.750%	4,490,000	4,664,363
07/15/2030	4.375%	600,000	615,396
01/15/2031	3.375%	1,200,000	1,185,070
Vulcan Materials Co.
06/01/2030	3.500%	2,730,000	3,070,965
Total			24,525,150
Cable and Satellite 2.2%
Cable Onda SA(a)
01/30/2030	4.500%	2,800,000	2,919,251
Cablevision Systems Corp.
09/15/2022	5.875%	7,038,000	7,442,685
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%	7,180,000	7,464,900
02/01/2031	4.250%	3,900,000	4,031,061
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charter Communications Operating LLC/Capital
03/15/2028	4.200%	720,000	816,882
03/01/2050	4.800%	2,265,000	2,563,062
Comcast Corp.
01/15/2031	1.950%	2,000,000	2,054,620
07/15/2036	3.200%	1,491,000	1,653,436
04/01/2040	3.750%	1,100,000	1,293,734
08/15/2052	2.450%	1,765,000	1,650,222
CSC Holdings LLC(a)
12/01/2030	4.625%	4,360,000	4,388,559
Sirius XM Radio, Inc.(a)
07/15/2026	5.375%	6,011,000	6,261,672
08/01/2027	5.000%	5,817,000	6,069,200
Time Warner Entertainment Co. LP
03/15/2023	8.375%	2,711,000	3,186,970
Virgin Media Finance PLC(a)
07/15/2030	5.000%	9,500,000	9,480,646
VTR Finance NV(a)
07/15/2028	6.375%	5,330,000	5,609,447
Total			66,886,347
Chemicals 0.4%
CF Industries, Inc.(a)
12/01/2026	4.500%	2,080,000	2,417,818
CF Industries, Inc.
03/15/2034	5.150%	1,750,000	2,064,687
Dow Chemical Co. (The)
11/15/2050	3.600%	4,570,000	4,618,304
Nutrition & Biosciences, Inc.(a)
10/15/2027	1.832%	1,460,000	1,466,757
Westlake Chemical Corp.
06/15/2030	3.375%	2,570,000	2,739,599
Total			13,307,165
Construction Machinery 0.1%
Ashtead Capital, Inc.(a)
08/15/2025	4.125%	3,050,000	3,131,059
Consumer Cyclical Services 0.3%
Block Financial LLC
08/15/2030	3.875%	1,182,000	1,193,338
Expedia Group, Inc.(a)
12/15/2023	3.600%	3,221,000	3,290,237
QVC, Inc.
09/01/2028	4.375%	4,725,000	4,818,637
Total			9,302,212

4	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.1%
Energizer Holdings, Inc.(a)
06/15/2028	4.750%	3,745,000	3,873,623
Diversified Manufacturing 0.5%
Carlisle Companies, Inc.
03/01/2030	2.750%	5,280,000	5,627,567
Flowserve Corp.
10/01/2030	3.500%	2,990,000	2,960,143
General Electric Co.
05/01/2030	3.625%	3,240,000	3,356,639
05/01/2050	4.350%	1,540,000	1,570,183
Lennox International, Inc.
08/01/2027	1.700%	1,160,000	1,160,166
Westinghouse Air Brake Technologies Corp.
06/15/2025	3.200%	1,240,000	1,307,954
Total			15,982,652
Electric 2.7%
AEP Texas, Inc.
07/01/2030	2.100%	2,930,000	3,008,047
AEP Transmission Co. LLC
12/01/2047	3.750%	1,820,000	2,131,671
Ameren Corp.
01/15/2031	3.500%	3,830,000	4,377,138
Berkshire Hathaway Energy Co.
07/15/2048	3.800%	3,390,000	3,939,914
CenterPoint Energy, Inc.
11/01/2028	4.250%	3,058,000	3,635,060
Commonwealth Edison Co.
11/15/2049	3.200%	1,900,000	2,097,037
Dominion Energy, Inc.
08/01/2041	4.900%	2,650,000	3,436,092
DPL, Inc.(a)
07/01/2025	4.125%	1,980,000	2,073,308
DTE Electric Co.
03/01/2030	2.250%	2,770,000	2,951,448
Duke Energy Florida LLC
06/15/2030	1.750%	3,180,000	3,237,362
11/15/2042	3.850%	1,610,000	1,923,426
Duke Energy Progress LLC
12/01/2044	4.150%	3,385,000	4,198,225
EDP Finance BV(a)
01/24/2028	1.710%	4,100,000	4,077,631
Entergy Arkansas LLC
06/15/2051	2.650%	1,500,000	1,513,428
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Entergy Texas, Inc.(c)
03/15/2031	1.750%	5,440,000	5,407,930
Exelon Corp.
12/01/2020	5.150%	2,520,000	2,520,000
04/15/2046	4.450%	960,000	1,172,940
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%	1,540,000	1,805,640
Florida Power & Light Co.
02/01/2042	4.125%	1,840,000	2,293,294
10/01/2049	3.150%	1,150,000	1,304,291
IPALCO Enterprises, Inc.(a)
05/01/2030	4.250%	3,110,000	3,538,422
MidAmerican Energy Co.
10/15/2044	4.400%	1,090,000	1,381,488
Nevada Power Co.
05/01/2030	2.400%	1,932,000	2,071,356
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	4,400,000	4,734,668
Northern States Power Co.
06/01/2051	2.600%	1,380,000	1,407,137
Oncor Electric Delivery Co. LLC
09/15/2049	3.100%	1,420,000	1,558,705
PacifiCorp
09/15/2030	2.700%	903,000	994,696
03/15/2051	3.300%	2,950,000	3,301,748
Potomac Electric Power Co.
03/15/2024	3.600%	2,050,000	2,233,711
San Diego Gas & Electric Co.
10/01/2030	1.700%	1,360,000	1,353,573
Xcel Energy, Inc.
06/01/2030	3.400%	3,000,000	3,442,949
Total			83,122,335
Environmental 0.4%
Republic Services, Inc.
03/01/2030	2.300%	5,562,000	5,914,388
Waste Connections, Inc.
02/01/2030	2.600%	7,000,000	7,527,793
Total			13,442,181
Finance Companies 1.5%
AerCap Ireland Capital DAC/Global Aviation Trust
02/15/2024	3.150%	2,900,000	2,872,536
07/15/2025	6.500%	5,290,000	5,702,931
Air Lease Corp.
01/15/2026	2.875%	2,290,000	2,256,314
Aircastle Ltd.(a)
08/11/2025	5.250%	6,020,000	5,891,624

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ares Capital Corp.
07/15/2025	3.250%	5,609,000	5,564,347
GE Capital Funding LLC(a)
05/15/2030	4.400%	5,490,000	5,879,993
Navient Corp.
06/25/2025	6.750%	4,130,000	4,184,102
Oaktree Specialty Lending Corp.
02/25/2025	3.500%	3,235,000	3,232,659
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	5,820,000	5,841,001
02/15/2024	5.500%	4,600,000	4,653,147
Total			46,078,654
Food and Beverage 1.7%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	4,980,000	6,132,329
Anheuser-Busch InBev Worldwide, Inc.
01/23/2029	4.750%	4,690,000	5,719,286
Coca-Cola Co. (The)
03/15/2028	1.000%	1,440,000	1,437,426
Constellation Brands, Inc.
12/01/2025	4.750%	1,470,000	1,741,626
Kraft Heinz Foods Co. (The)(a)
05/15/2027	3.875%	530,000	563,452
04/01/2030	3.750%	2,630,000	2,775,321
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	2,920,000	3,043,927
Mars, Inc.(a)
07/16/2032	1.625%	5,980,000	5,928,595
Mondelez International, Inc.
04/13/2030	2.750%	7,027,000	7,649,621
PepsiCo, Inc.
05/01/2030	1.625%	1,830,000	1,877,899
Post Holdings, Inc.(a)
04/15/2030	4.625%	5,560,000	5,718,911
Sysco Corp.
07/15/2026	3.300%	1,400,000	1,525,040
04/01/2030	5.950%	6,010,000	7,590,305
Total			51,703,738
Gaming 0.4%
International Game Technology PLC(a)
01/15/2029	5.250%	7,325,000	7,419,583
Las Vegas Sands Corp.
08/08/2029	3.900%	3,940,000	3,929,179
Total			11,348,762
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 2.5%
Acadia Healthcare Co., Inc.
02/15/2023	5.625%	2,800,000	2,817,710
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	3,351,000	3,448,954
Agilent Technologies, Inc.
06/04/2030	2.100%	3,130,000	3,218,484
Becton Dickinson and Co.
12/15/2024	3.734%	600,000	662,772
05/20/2030	2.823%	3,870,000	4,178,251
Cigna Corp.
03/15/2030	2.400%	2,790,000	2,893,317
CVS Health Corp.
03/25/2028	4.300%	2,510,000	2,935,562
08/21/2030	1.750%	2,540,000	2,488,157
03/25/2038	4.780%	3,080,000	3,739,734
Danaher Corp.(c)
10/01/2050	2.600%	3,020,000	2,972,628
DaVita, Inc.(a)
06/01/2030	4.625%	5,050,000	5,167,179
02/15/2031	3.750%	954,000	919,122
Dentsply Sirona, Inc.
06/01/2030	3.250%	2,910,000	3,164,771
Hologic, Inc.(a)
02/15/2029	3.250%	3,200,000	3,226,340
IQVIA, Inc.(a)
05/15/2027	5.000%	6,600,000	6,918,777
Partners Healthcare System, Inc.
07/01/2049	3.192%	1,660,000	1,774,982
Stryker Corp.
06/15/2030	1.950%	4,660,000	4,754,303
Tenet Healthcare Corp.
06/15/2023	6.750%	850,000	894,349
Tenet Healthcare Corp.(a)
01/01/2026	4.875%	440,000	445,557
10/01/2028	6.125%	5,640,000	5,484,858
Universal Health Services, Inc.(a)
10/15/2030	2.650%	8,915,000	8,863,406
Zimmer Biomet Holdings, Inc.
03/20/2030	3.550%	3,885,000	4,346,648
Total			75,315,861
Healthcare Insurance 0.9%
Anthem, Inc.
01/15/2025	2.375%	1,820,000	1,931,502

6	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centene Corp.
05/15/2022	4.750%	1,630,000	1,651,854
01/15/2025	4.750%	3,260,000	3,350,449
12/15/2027	4.250%	3,496,000	3,657,544
12/15/2029	4.625%	2,340,000	2,522,116
Molina Healthcare, Inc.
11/15/2022	5.375%	4,000,000	4,183,535
UnitedHealth Group, Inc.
07/15/2025	3.750%	3,920,000	4,474,075
05/15/2030	2.000%	3,428,000	3,583,300
07/15/2045	4.750%	510,000	692,646
Total			26,047,021
Healthcare REIT 0.2%
Healthcare Realty Trust, Inc.
03/15/2030	2.400%	2,200,000	2,232,391
Healthcare Realty Trust, Inc.(c)
03/15/2031	2.050%	1,300,000	1,286,125
Welltower, Inc.
01/15/2031	2.750%	3,010,000	3,097,788
Total			6,616,304
Home Construction 0.9%
D.R. Horton, Inc.
08/15/2023	5.750%	1,350,000	1,518,428
DR Horton, Inc.
10/15/2024	2.500%	3,030,000	3,200,992
Lennar Corp.
04/01/2021	4.750%	1,705,000	1,722,610
11/29/2027	4.750%	2,000,000	2,283,674
Mattamy Group Corp.(a)
03/01/2030	4.625%	4,765,000	4,815,406
MDC Holdings, Inc.
01/15/2030	3.850%	8,630,000	9,049,719
Toll Brothers Finance Corp.
02/15/2028	4.350%	2,268,000	2,470,640
11/01/2029	3.800%	2,290,000	2,425,776
Total			27,487,245
Independent Energy 0.4%
Aker BP ASA(a)
01/15/2030	3.750%	3,890,000	3,781,106
01/15/2031	4.000%	1,430,000	1,417,005
Concho Resources, Inc.
02/15/2031	2.400%	1,680,000	1,605,109
Diamondback Energy, Inc.
05/31/2025	4.750%	2,170,000	2,337,963
12/01/2029	3.500%	3,360,000	3,240,147
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Encana Corp.
02/01/2038	6.500%	670,000	607,764
Total			12,989,094
Integrated Energy 0.4%
BP Capital Markets PLC(e)
12/31/2049	4.375%	3,330,000	3,470,759
Chevron Corp.
05/11/2027	1.995%	2,080,000	2,202,368
Chevron USA, Inc.
08/12/2027	1.018%	1,200,000	1,198,578
Exxon Mobil Corp.
04/15/2023	1.571%	3,630,000	3,733,436
Total			10,605,141
Life Insurance 1.7%
American International Group, Inc.
06/30/2030	3.400%	2,491,000	2,757,110
07/16/2044	4.500%	2,923,000	3,416,515
Athene Global Funding(a)
01/14/2025	2.500%	2,335,000	2,406,749
06/29/2025	2.550%	2,335,000	2,408,530
08/20/2027	2.450%	1,662,000	1,705,489
Belrose Funding Trust(a)
08/15/2030	2.330%	1,200,000	1,192,654
Five Corners Funding Trust II(a)
05/15/2030	2.850%	7,710,000	8,310,378
Globe Life, Inc.
08/15/2030	2.150%	2,820,000	2,827,285
Great-West Lifeco US Finance 2020 LP(a)
08/12/2025	0.904%	3,859,000	3,849,573
Lincoln National Corp.
06/15/2050	4.375%	3,950,000	4,573,554
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/15/2050	3.375%	4,275,000	4,346,103
Protective Life Global Funding(a)
09/21/2030	1.737%	4,700,000	4,673,080
Prudential Financial, Inc.(e)
Junior Subordinated
09/15/2042	5.875%	3,800,000	4,024,801
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2050	3.300%	2,367,000	2,447,306
Unum Group
03/15/2025	4.500%	3,200,000	3,551,635
Total			52,490,762

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.1%
Marriott International, Inc.
10/15/2032	3.500%	4,072,000	4,034,734
Media and Entertainment 1.5%
CBS Corp.
08/15/2024	3.700%	2,450,000	2,680,589
Discovery Communications LLC
05/15/2030	3.625%	1,400,000	1,552,123
Lamar Media Corp.(a)
02/15/2028	3.750%	5,890,000	5,877,542
Netflix, Inc.(a)
06/15/2025	3.625%	7,600,000	7,943,127
Netflix, Inc.
04/15/2028	4.875%	2,066,000	2,320,752
11/15/2028	5.875%	547,000	652,647
Nielsen Finance LLC/Co.(a)
04/15/2022	5.000%	503,000	503,634
RELX Capital, Inc.
05/22/2030	3.000%	2,970,000	3,248,286
TEGNA, Inc.(a)
03/15/2026	4.750%	1,110,000	1,132,379
03/15/2028	4.625%	6,529,000	6,391,575
ViacomCBS, Inc.
05/15/2025	4.750%	3,565,000	4,094,888
06/01/2028	3.700%	1,214,000	1,345,891
05/19/2032	4.200%	2,760,000	3,150,274
Walt Disney Co. (The)
01/13/2028	2.200%	5,030,000	5,296,477
Total			46,190,184
Metals and Mining 0.7%
Freeport-McMoRan, Inc.
08/01/2030	4.625%	2,070,000	2,177,285
Minera Mexico SA de CV(a)
01/26/2050	4.500%	4,900,000	5,335,170
Newcrest Finance Pty Ltd.(a)
05/13/2050	4.200%	1,460,000	1,702,183
Novelis Corp.(a)
01/30/2030	4.750%	4,965,000	4,873,560
Steel Dynamics, Inc.
04/15/2030	3.450%	1,290,000	1,420,150
01/15/2031	3.250%	3,200,000	3,437,282
Teck Resources Ltd.(a)
07/15/2030	3.900%	1,200,000	1,256,932
Total			20,202,562
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 1.5%
AmeriGas Partners LP/Finance Corp.
05/20/2027	5.750%	471,000	520,670
Energy Transfer Operating LP
03/15/2023	4.250%	2,400,000	2,498,151
Energy Transfer Partners LP
02/01/2023	3.600%	4,370,000	4,502,361
03/15/2035	4.900%	1,500,000	1,464,150
Enterprise Products Operating LLC
03/15/2044	4.850%	3,890,000	4,416,656
Kinder Morgan Energy Partners LP
09/01/2039	6.500%	3,256,000	4,092,690
MPLX LP
08/15/2030	2.650%	2,420,000	2,362,841
04/15/2038	4.500%	1,320,000	1,346,679
03/01/2047	5.200%	2,590,000	2,801,728
Plains All American Pipeline LP/Finance Corp.
09/15/2030	3.800%	5,280,000	5,113,627
Sabine Pass Liquefaction LLC
03/01/2025	5.625%	5,180,000	5,935,349
Sabine Pass Liquefaction LLC(a)
05/15/2030	4.500%	1,800,000	2,027,773
Targa Resources Partners LP/Finance Corp.
01/15/2029	6.875%	957,000	1,024,653
Transcontinental Gas Pipe Line Co. LLC(a)
05/15/2030	3.250%	2,140,000	2,307,869
Williams Companies, Inc. (The)
06/24/2024	4.550%	4,040,000	4,476,513
Total			44,891,710
Natural Gas 0.7%
CenterPoint Energy Resources Corp.(c)
10/01/2030	1.750%	2,615,000	2,624,176
Infraestructura Energetica Nova SAB de CV(a)
01/15/2051	4.750%	3,400,000	3,156,033
NiSource Finance Corp.
02/01/2045	5.650%	3,010,000	4,155,095
NiSource, Inc.
02/15/2031	1.700%	1,780,000	1,745,327
Sempra Energy
10/01/2022	2.875%	1,830,000	1,898,690
06/15/2027	3.250%	3,400,000	3,735,387
02/01/2048	4.000%	1,680,000	1,898,432
Southern Co. Gas Capital Corp.
01/15/2031	1.750%	3,010,000	2,982,329
10/01/2046	3.950%	140,000	156,062
Total			22,351,531

8	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Office REIT 0.5%
Alexandria Real Estate Equities, Inc.
07/01/2030	4.700%	805,000	994,323
02/01/2033	1.875%	3,545,000	3,490,528
Highwoods Realty LP
02/01/2031	2.600%	1,260,000	1,252,715
Kilroy Realty LP
01/15/2023	3.800%	2,890,000	3,008,258
08/15/2029	4.250%	1,886,000	2,128,680
11/15/2032	2.500%	3,600,000	3,521,581
Total			14,396,085
Oil Field Services 0.1%
Baker Hughes, a GE Co., LLC/Obligor, Inc.
11/07/2029	3.138%	1,783,000	1,857,652
Geopark Ltd.(a)
09/21/2024	6.500%	2,766,000	2,611,657
Total			4,469,309
Other Financial Institutions 0.3%
Icahn Enterprises LP/Finance Corp.
05/15/2027	5.250%	7,223,000	7,535,862
Other Industry 0.2%
Quanta Services, Inc.
10/01/2030	2.900%	5,320,000	5,432,628
Other REIT 0.3%
CubeSmart LP(c)
02/15/2031	2.000%	3,115,000	3,084,384
Host Hotels & Resorts LP
10/15/2023	3.750%	2,000,000	2,067,279
Lexington Realty Trust
09/15/2030	2.700%	4,648,000	4,736,364
Total			9,888,027
Other Utility 0.2%
Essential Utilities, Inc.
04/15/2030	2.704%	4,440,000	4,754,976
Packaging 0.6%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	2,200,000	2,227,252
08/15/2027	5.250%	5,173,000	5,275,207
Ball Corp.
08/15/2030	2.875%	1,200,000	1,186,269
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	2,130,000	2,243,187
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Berry Global, Inc.
07/15/2023	5.125%	1,208,000	1,226,090
CCL Industries, Inc.(a)
06/01/2030	3.050%	3,000,000	3,200,537
Crown Americas LLC/Capital Corp. V
09/30/2026	4.250%	1,500,000	1,557,574
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	1,128,000	1,142,077
Total			18,058,193
Paper 0.1%
Georgia-Pacific LLC(a)
04/30/2027	2.100%	3,300,000	3,463,271
Pharmaceuticals 3.0%
AbbVie, Inc.(a)
10/01/2022	3.250%	4,780,000	4,995,845
06/15/2024	3.850%	1,260,000	1,379,610
11/21/2029	3.200%	3,065,000	3,375,362
AbbVie, Inc.
05/14/2025	3.600%	5,730,000	6,348,308
11/06/2042	4.400%	2,870,000	3,402,902
Amgen, Inc.
02/21/2027	2.200%	3,310,000	3,504,365
AstraZeneca PLC
08/06/2030	1.375%	7,821,000	7,659,769
Bristol Myers Squibb Co.
07/26/2029	3.400%	2,800,000	3,254,194
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	3,270,000	3,418,562
Elanco Animal Health, Inc.(e)
08/27/2021	4.912%	2,800,000	2,873,635
08/28/2028	5.900%	4,060,000	4,689,743
Emergent BioSolutions, Inc.(a)
08/15/2028	3.875%	5,517,000	5,517,873
Gilead Sciences, Inc.
03/01/2026	3.650%	6,830,000	7,707,963
10/01/2030	1.650%	6,867,000	6,858,142
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2028	5.000%	6,570,000	6,847,308
Regeneron Pharmaceuticals, Inc.
09/15/2030	1.750%	1,210,000	1,184,480
Royalty Pharma PLC(a)
09/02/2027	1.750%	5,071,000	5,081,774
09/02/2030	2.200%	5,120,000	5,112,470

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upjohn, Inc.(a)
06/22/2030	2.700%	7,023,000	7,289,203
06/22/2050	4.000%	1,691,000	1,799,994
Total			92,301,502
Property & Casualty 0.4%
Chubb INA Holdings, Inc.
09/15/2030	1.375%	3,615,000	3,574,960
Kemper Corp.
09/30/2030	2.400%	2,000,000	1,978,905
Liberty Mutual Group, Inc.(a)
06/15/2049	4.500%	1,610,000	1,934,539
Markel Corp.
07/01/2022	4.900%	2,840,000	3,038,367
WR Berkley Corp.
03/15/2022	4.625%	2,820,000	2,977,761
Total			13,504,532
Railroads 0.6%
Burlington Northern Santa Fe LLC
09/15/2041	4.950%	2,350,000	3,142,807
04/01/2045	4.150%	3,985,000	4,996,662
CSX Corp.
06/01/2027	3.250%	3,400,000	3,836,800
Norfolk Southern Corp.
05/15/2050	3.050%	1,750,000	1,854,547
Union Pacific Corp.
02/05/2030	2.400%	2,300,000	2,469,863
08/15/2039	3.550%	2,390,000	2,732,669
Total			19,033,348
Refining 0.2%
HollyFrontier Corp.
10/01/2030	4.500%	3,140,000	3,047,462
Valero Energy Corp.
03/15/2024	1.200%	3,798,000	3,791,470
Total			6,838,932
Restaurants 0.1%
Yum! Brands, Inc.
03/15/2031	3.625%	1,990,000	1,989,468
Retail REIT 0.9%
Brixmor Operating Partnership LP
07/01/2030	4.050%	1,890,000	2,025,057
Kimco Realty Corp.
10/01/2026	2.800%	2,160,000	2,298,640
03/01/2028	1.900%	3,620,000	3,562,026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
National Retail Properties, Inc.
04/15/2030	2.500%	3,206,000	3,178,422
Realty Income Corp.
01/15/2031	3.250%	1,220,000	1,349,508
Regency Centers LP
06/15/2030	3.700%	3,500,000	3,839,919
Retail Properties of America, Inc.
03/15/2025	4.000%	3,362,000	3,362,470
Scentre Group Trust 2(a),(e)
09/24/2080	4.750%	2,620,000	2,589,107
Spirit Realty LP
02/15/2031	3.200%	2,400,000	2,338,895
VEREIT Operating Partnership LP
01/15/2028	3.400%	3,951,000	4,122,216
Total			28,666,260
Retailers 0.6%
AutoNation, Inc.
06/01/2030	4.750%	1,050,000	1,240,343
Costco Wholesale Corp.
04/20/2030	1.600%	3,810,000	3,875,071
Home Depot Inc (The)
04/15/2050	3.350%	4,770,000	5,506,045
Home Depot, Inc. (The)
06/15/2047	3.900%	240,000	294,286
PVH Corp.(a)
07/10/2025	4.625%	2,330,000	2,433,477
Target Corp.
02/15/2030	2.350%	4,150,000	4,506,892
Walmart, Inc.
06/29/2048	4.050%	120,000	156,508
Total			18,012,622
Supermarkets 0.3%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	1,090,000	1,082,230
02/15/2030	4.875%	5,036,000	5,266,114
Kroger Co. (The)
10/15/2046	3.875%	2,200,000	2,492,055
Total			8,840,399
Technology 3.2%
Apple, Inc.
08/20/2060	2.550%	3,830,000	3,827,968
Broadcom Corp./Cayman Finance Ltd.
01/15/2025	3.125%	1,134,000	1,210,824

10	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Broadcom, Inc.
11/15/2023	2.250%	4,160,000	4,324,639
11/15/2025	3.150%	4,830,000	5,212,037
Dell International LLC/EMC Corp.(a)
06/15/2023	5.450%	3,374,000	3,698,595
EMC Corp.
06/01/2023	3.375%	5,675,000	5,834,440
Equinix, Inc.
05/15/2027	5.375%	697,000	758,607
Fiserv, Inc.
07/01/2029	3.500%	1,788,000	2,037,370
Global Payments, Inc.
08/15/2029	3.200%	3,100,000	3,381,758
Hewlett Packard Enterprise Co.
04/01/2024	1.450%	4,570,000	4,625,305
International Business Machines Corp.
05/15/2027	1.700%	4,200,000	4,331,254
05/15/2030	1.950%	2,300,000	2,371,324
Iron Mountain, Inc.(a)
07/15/2028	5.000%	7,611,000	7,793,458
Juniper Networks, Inc.
03/15/2024	4.500%	878,000	980,731
Microchip Technology, Inc.(a)
09/01/2023	2.670%	5,790,000	5,990,315
Microsoft Corp.
06/01/2050	2.525%	3,355,000	3,494,220
Motorola Solutions, Inc.
05/23/2029	4.600%	3,350,000	3,952,619
11/15/2030	2.300%	2,380,000	2,369,992
NetApp, Inc.
06/22/2027	2.375%	4,335,000	4,528,229
NXP BV/Funding LLC(a)
09/01/2022	3.875%	3,351,000	3,539,666
Oracle Corp.
04/01/2027	2.800%	1,320,000	1,448,003
07/15/2046	4.000%	4,485,000	5,293,468
PayPal Holdings, Inc.
06/01/2030	2.300%	4,511,000	4,779,370
Seagate HDD Cayman
03/01/2024	4.875%	1,255,000	1,366,716
01/01/2025	4.750%	2,640,000	2,895,759
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	6,975,000	7,259,444
Texas Instruments, Inc.
05/04/2030	1.750%	1,900,000	1,958,274
Total			99,264,385
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.1%
Rumo Luxembourg Sarl(a)
01/10/2028	5.250%	2,400,000	2,495,913
Treasury 0.1%
Jordan Government International Bond(a)
10/10/2047	7.375%	3,000,000	2,980,487
Wireless 0.7%
American Tower Corp.
10/15/2026	3.375%	3,420,000	3,786,593
SBA Communications Corp.(a)
02/15/2027	3.875%	3,585,000	3,642,705
Sprint Corp.
02/15/2025	7.625%	6,350,000	7,448,449
T-Mobile USA, Inc.(a),(f)
02/15/2031	2.550%	3,290,000	3,408,724
Vodafone Group PLC
02/19/2043	4.375%	2,505,000	2,905,902
Total			21,192,373
Wirelines 1.4%
AT&T, Inc.
06/01/2027	2.300%	1,220,000	1,281,518
06/01/2031	2.750%	5,985,000	6,300,724
06/01/2041	3.500%	1,080,000	1,130,399
06/01/2051	3.650%	736,000	744,111
02/01/2052	3.300%	3,136,000	2,956,800
AT&T, Inc.(a)
09/15/2055	3.550%	2,528,000	2,447,633
Deutsche Telekom International Finance BV(a)
09/19/2021	1.950%	2,851,000	2,883,249
Telecom Italia SpA(a)
05/30/2024	5.303%	4,676,000	5,067,875
Telefonica Emisiones SAU
02/16/2021	5.462%	3,310,000	3,370,978
Verizon Communications, Inc.
03/22/2030	3.150%	7,306,000	8,251,745
11/01/2034	4.400%	5,961,000	7,436,310
Total			41,871,342
Total Corporate Bonds & Notes (Cost $1,353,737,450)			1,398,543,039

Foreign Government Obligations(g) 1.9%

Chile 0.1%
Chile Government International Bond
09/14/2021	3.250%	2,300,000	2,357,893

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2020 (Unaudited)
Foreign Government Obligations(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colombia 0.1%
Ecopetrol SA
05/28/2045	5.875%	1,750,000	1,914,658
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/25/2027	5.950%	2,400,000	2,575,423
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2027	7.500%	1,000,000	1,050,996
01/31/2047	8.500%	4,000,000	3,877,281
Total			4,928,277
Jordan 0.1%
Jordan Government International Bond(a)
10/10/2047	7.375%	2,500,000	2,483,739
Mexico 1.0%
Petroleos Mexicanos
02/04/2021	6.375%	12,408,000	12,554,561
01/24/2022	4.875%	9,259,000	9,349,959
03/13/2027	6.500%	9,400,000	8,806,793
Total			30,711,313
Namibia 0.1%
Namibia International Bonds(a)
10/29/2025	5.250%	2,200,000	2,187,367
Norway 0.0%
Equinor ASA
11/18/2049	3.250%	1,590,000	1,684,031
Russian Federation 0.1%
Russian Foreign Bond - Eurobond(a)
06/23/2047	5.250%	3,200,000	4,246,215
Serbia 0.0%
Serbia International Bond(a)
09/28/2021	7.250%	200,000	211,704
Tunisia 0.1%
Banque Centrale de Tunisie International Bond(a)
01/30/2025	5.750%	3,600,000	3,240,770
Turkey 0.1%
Turkey Government International Bond
03/17/2036	6.875%	3,000,000	2,821,503
Total Foreign Government Obligations (Cost $60,214,236)			59,362,893

Inflation-Indexed Bonds 3.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 3.8%
U.S. Treasury Inflation-Indexed Bond
04/15/2024	0.500%	20,032,935	21,272,446
07/15/2029	0.250%	26,943,938	30,153,529
01/15/2030	0.125%	30,211,800	33,385,604
07/15/2030	0.125%	27,588,561	30,674,135
Total			115,485,714
Total Inflation-Indexed Bonds (Cost $111,654,408)			115,485,714

Municipal Bonds 1.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.2%
California State University
Taxable Refunding Revenue Bonds
Series 2020B
11/01/2051	2.975%	2,250,000	2,357,685
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	800,000	1,429,024
Rutgers, The State University of New Jersey
Revenue Bonds
Build America Bonds
Series 2010
05/01/2040	5.665%	525,000	725,608
University of Texas System (The)
Revenue Bonds
Series 2020
08/15/2040	5.000%	1,970,000	2,936,167
Total			7,448,484
Hospital 0.2%
Escambia County Health Facilities Authority
Taxable Refunding Revenue Bonds
Health Care Facilities
Series 2020 (AGM)
08/15/2040	3.607%	2,170,000	2,286,225
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	3,200,000	3,490,304
Total			5,776,529

12	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 0.1%
Energy Northwest
Refunding Revenue Bonds
Columbia Generating Station
Series 2020
07/01/2039	5.000%	2,460,000	3,237,089
Local General Obligation 0.1%
City of Chicago
Unlimited General Obligation Bonds
Taxable
01/01/2029	7.045%	1,000,000	1,081,810
City of Houston
Limited General Obligation Bonds
Taxable
Series 2017
03/01/2047	3.961%	800,000	993,704
Total			2,075,514
Municipal Power 0.0%
Sacramento Municipal Utility District
Revenue Bonds
Build America Bonds
Series 2010
05/15/2036	6.156%	900,000	1,291,761
Other Bond Issue 0.1%
City of San Francisco Public Utilities Commission Water
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.000%	1,050,000	1,522,826
San Diego County Regional Airport Authority
Revenue Bonds
Taxable Senior Consolidated Rental Car Facility
Series 2014
07/01/2043	5.594%	935,000	993,484
Total			2,516,310
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th
Series 2011
10/01/2051	4.926%	2,000,000	2,695,940
Sales Tax 0.1%
Santa Clara Valley Transportation Authority
Revenue Bonds
Build America Bonds
Series 2010
04/01/2032	5.876%	2,220,000	2,841,023
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 0.2%
Missouri Highway & Transportation Commission
Revenue Bonds
Build America Bonds
Series 2009
05/01/2033	5.445%	1,700,000	2,270,588
New York State Dormitory Authority
Unrefunded Revenue Bonds
Taxable
Series 2019F
02/15/2043	3.190%	3,015,000	3,282,340
Total			5,552,928
State Appropriated 0.1%
Kentucky Turnpike Authority
Revenue Bonds
Build America Bonds
Series 2010B
07/01/2030	5.722%	2,050,000	2,548,232
State General Obligation 0.3%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	3,445,000	5,657,585
Taxable
Series 2018
04/01/2038	4.600%	2,335,000	2,781,032
Total			8,438,617
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Build America Bonds
Series 2010
11/15/2040	6.687%	1,650,000	2,075,948
Turnpike / Bridge / Toll Road 0.3%
Bay Area Toll Authority
Revenue Bonds
Build America Bonds
Subordinated Series 2010-S1
04/01/2040	6.918%	1,265,000	1,953,160
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Taxable Toll Road
Series 2019A
01/15/2049	4.094%	2,285,000	2,426,076

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Grand Parkway Transportation Corp.
Taxable Refunding Revenue Bonds
Subordinate Tier Toll
Series 2020
10/01/2052	3.236%	1,715,000	1,783,000
New Jersey Turnpike Authority
Revenue Bonds
Taxable Build America Bonds
Series 2009
01/01/2040	7.414%	1,275,000	2,162,719
Ohio Turnpike & Infrastructure Commission
Taxable Refunding Revenue Bonds
Junior Lien - Infrastructure Projects
Series 2020
02/15/2048	3.216%	2,640,000	2,772,343
Total			11,097,298
Water & Sewer 0.0%
Ohio Water Development Authority Water Pollution Control
Revenue Bonds
Taxable Loan Fund-Water Quality
Series 2010B-2
12/01/2034	4.879%	1,160,000	1,391,002
Total Municipal Bonds (Cost $51,052,064)			58,986,675

Residential Mortgage-Backed Securities - Agency 22.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
11/01/2022- 06/01/2033	5.000%	469,035	519,100
03/01/2034- 08/01/2038	5.500%	1,611,989	1,897,213
02/01/2038	6.000%	494,114	583,589
10/01/2048	4.000%	4,976,356	5,304,183
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% Cap 10.856% 07/01/2036	2.635%	1,135,192	1,197,789
12-month USD LIBOR + 1.865% Cap 10.004% 07/01/2036	3.367%	1,144,411	1,208,238
1-year CMT + 2.135% Cap 10.694% 10/01/2036	3.255%	841,085	886,278
1-year CMT + 2.255% Cap 10.162% 04/01/2037	3.516%	976,645	1,031,646
12-month USD LIBOR + 1.803% Cap 10.958% 02/01/2038	3.695%	494,938	522,080
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12-month USD LIBOR + 1.817% Cap 10.809% 06/01/2038	3.803%	311,725	328,351
12-month USD LIBOR + 1.880% Cap 8.638% 07/01/2040	2.649%	160,733	168,271
12-month USD LIBOR + 1.762% Cap 9.201% 09/01/2040	3.020%	188,862	197,167
12-month USD LIBOR + 1.880% Cap 7.543% 05/01/2041	3.650%	130,642	137,426
12-month USD LIBOR + 1.862% Cap 9.291% 07/01/2041	3.424%	674,704	708,906
12-month USD LIBOR + 1.650% Cap 7.122% 12/01/2042	3.665%	785,788	814,758
12-month USD LIBOR + 1.640% Cap 6.832% 02/01/2043	3.640%	158,281	162,583
12-month USD LIBOR + 1.650% Cap 6.774% 06/01/2043	2.834%	99,582	100,402
Federal National Mortgage Association
09/01/2022- 05/01/2039	6.500%	470,171	562,679
07/01/2031- 01/01/2042	5.000%	13,472,719	15,398,210
04/01/2033- 01/01/2039	5.500%	6,281,684	7,365,756
07/01/2033- 09/01/2049	4.500%	32,350,954	35,426,651
12/01/2033- 09/01/2037	6.000%	2,873,503	3,386,917
03/01/2034- 09/01/2049	3.500%	78,086,480	83,466,453
10/01/2040- 07/01/2049	4.000%	63,806,283	68,609,727
12/01/2049- 08/01/2050	3.000%	137,729,477	144,855,717
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.214% 06/01/2035	2.473%	698,530	724,061
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.278% 06/01/2035	2.513%	635,644	658,518
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.187% 06/01/2035	2.521%	1,440,926	1,492,751
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.147% 06/01/2035	2.565%	601,328	623,033

14	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
1-year CMT + 2.162% Floor 2.162%, Cap 9.636% 03/01/2038	2.988%	1,119,116	1,175,719
12-month USD LIBOR + 1.842% Floor 1.842%, Cap 9.073% 03/01/2040	3.807%	259,219	271,180
12-month USD LIBOR + 1.790% Floor 1.790%, Cap 8.632% 08/01/2040	2.535%	292,358	302,350
12-month USD LIBOR + 1.770% Floor 1.770%, Cap 8.890% 10/01/2040	2.627%	357,592	370,438
12-month USD LIBOR + 1.750% Floor 1.750%, Cap 8.175% 08/01/2041	2.461%	639,997	666,513
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 8.179% 03/01/2047	3.179%	3,557,842	3,719,236
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 8.135% 04/01/2047	3.135%	3,337,380	3,489,919
CMO Series 2005-106 Class UF
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 7.000% 11/25/2035	0.448%	709,792	711,141
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2015-HQ2 Class M3
1-month USD LIBOR + 3.250% 05/25/2025	3.398%	1,972,000	1,972,004
Government National Mortgage Association
07/20/2039- 10/20/2040	5.000%	5,682,387	6,487,474
02/15/2040- 06/15/2041	4.500%	12,922,275	14,507,982
07/15/2040- 11/20/2040	4.000%	6,011,571	6,533,319
04/20/2042- 03/20/2043	3.500%	15,033,564	16,308,879
07/20/2046- 02/20/2047	2.500%	17,715,205	18,754,809
Government National Mortgage Association TBA(c)
10/21/2050	2.500%	54,700,000	57,445,684
Uniform Mortgage-Backed Security TBA(c)
10/14/2050	2.000%	67,000,000	69,271,719
10/14/2050	2.500%	74,150,000	77,779,295
10/14/2050	3.000%	17,450,000	18,279,897
Total Residential Mortgage-Backed Securities - Agency (Cost $663,398,930)			676,386,011

Residential Mortgage-Backed Securities - Non-Agency 8.9%

Angel Oak Mortgage Trust(a),(d)
CMO Series 2019-5 Class M1
10/25/2049	3.304%	5,000,000	5,033,566
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-3 Class A3
04/25/2065	2.872%	3,477,009	3,494,338
Arroyo Mortgage Trust(a),(d)
CMO Series 2019-2 Class M1
04/25/2049	4.760%	7,000,000	7,357,727
Arroyo Mortgage Trust(a)
CMO Series 2020-1 Class A1B
03/25/2055	2.100%	4,625,484	4,615,061
Bear Stearns Adjustable Rate Mortgage Trust(b)
CMO Series 2006-1 Class A1
1-year CMT + 2.250% Floor 2.250%, Cap 9.895% 02/25/2036	3.840%	1,495,026	1,506,561
COLT Mortgage Loan Trust(a),(d)
CMO Series 2020-2 Class M1
03/25/2065	5.250%	3,200,000	3,335,500
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2020-SBT1 Class 2M2
1-month USD LIBOR + 3.650% 02/25/2040	3.798%	4,700,000	4,463,004
Credit Suisse First Boston Mortgage-Backed Trust(d)
CMO Series 2004-AR6 Class 2A1
10/25/2034	3.125%	297,680	304,022
Fannie Mae Connecticut Avenue Securities(b)
1-month USD LIBOR + 6.950% 08/25/2028	7.098%	3,072,550	3,269,014
CMO Series 14-C02 Class 1M2
1-month USD LIBOR + 2.600% Floor 2.600% 05/25/2024	2.748%	6,001,107	5,252,682
CMO Series 2014-C02 Class 2M2
1-month USD LIBOR + 2.600% Floor 2.600% 05/25/2024	2.748%	3,411,711	3,351,793
CMO Series 2014-C03 Class 1M2
1-month USD LIBOR + 3.000% Floor 3.000% 07/25/2024	3.148%	11,569,433	10,109,467
CMO Series 2014-C03 Class 2M2
1-month USD LIBOR + 2.900% Floor 2.900% 07/25/2024	3.048%	1,357,390	1,333,583
CMO Series 2014-C04 Class 1M2
1-month USD LIBOR + 4.900% 11/25/2024	5.048%	2,651,363	2,749,150
CMO Series 2014-C04 Class 2M2
1-month USD LIBOR + 5.000% 11/25/2024	5.148%	5,141,276	5,254,839

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020	15

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-C02 Class 1M2
1-month USD LIBOR + 4.000% 05/25/2025	4.148%	1,870,864	1,892,565
CMO Series 2015-C03 Class 1M2
1-month USD LIBOR + 5.000% Floor 5.000% 07/25/2025	5.148%	3,630,530	3,710,206
CMO Series 2015-C04 Class 1M2
1-month USD LIBOR + 5.700% 04/25/2028	5.848%	5,122,054	5,302,067
CMO Series 2016-C01 Class 1M2
1-month USD LIBOR + 6.750% 08/25/2028	6.898%	2,944,252	3,055,311
CMO Series 2016-C03 Class 2M2
1-month USD LIBOR + 5.900% 10/25/2028	6.048%	2,791,399	2,948,886
CMO Series 2016-C06 Class 1M2
1-month USD LIBOR + 4.250% 04/25/2029	4.398%	7,717,960	7,892,445
CMO Series 2017-C03 Class 1M2
1-month USD LIBOR + 3.000% 10/25/2029	3.148%	2,530,505	2,517,796
CMO Series 2017-C05 Class 1M2
1-month USD LIBOR + 2.200% 01/25/2030	2.348%	3,976,720	3,921,764
CMO Series 2017-C06 Class 2M2
1-month USD LIBOR + 2.800% Floor 2.800% 02/25/2030	2.948%	8,852,361	8,829,304
CMO Series 2017-C07 Class 1M2
1-month USD LIBOR + 2.400% Floor 2.400% 05/25/2030	2.548%	1,774,776	1,740,799
Federal Home Loan Mortgage Corp. STACR REMIC Trust(a),(b)
CMO Series 2020-HQA4 Class M2
1-month USD LIBOR + 3.150% 09/25/2050	3.302%	3,050,000	3,058,165
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN3 Class M3
1-month USD LIBOR + 4.000% 08/25/2024	4.148%	5,096,638	5,194,082
CMO Series 2018-DNA1 Class M2
1-month USD LIBOR + 1.800% 07/25/2030	1.948%	3,051,983	2,998,621
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Trust(a),(b)
CMO Series 2020-DNA2 Class M2
1-month USD LIBOR + 1.850% 02/25/2050	1.998%	8,000,000	7,785,992
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-HQA2 Class M2
1-month USD LIBOR + 3.100% 03/25/2050	3.248%	4,015,587	3,955,337
Flagstar Mortgage Trust(a)
CMO Series 2017-1 Class 1A5
03/25/2047	3.500%	603,573	612,135
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2019-DNA3 Class M2
1-month USD LIBOR + 2.050% 07/25/2049	2.198%	3,090,512	3,025,480
CMO Series 2020-DNA4 Class M2
1-month USD LIBOR + 3.750% Floor 3.750% 08/25/2050	3.898%	2,300,000	2,323,753
CMO Series 2020-HQA3 Class M2
1-month USD LIBOR + 3.600% 07/25/2050	3.775%	5,120,000	5,144,343
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2013-DN2 Class M2
1-month USD LIBOR + 4.250% 11/25/2023	4.398%	16,561,026	15,125,222
CMO Series 2014-DN2 Class M3
1-month USD LIBOR + 3.600% 04/25/2024	3.748%	6,732,926	6,210,664
CMO Series 2015-DNA1 Class M3
1-month USD LIBOR + 3.300% 10/25/2027	3.448%	10,707,265	10,895,698
CMO Series 2016-DNA3 Class M3
1-month USD LIBOR + 5.000% 12/25/2028	5.148%	7,090,764	7,313,292
CMO Series 2016-DNA4 Class M3
1-month USD LIBOR + 3.800% Floor 3.800% 03/25/2029	3.948%	9,582,767	9,918,701
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-DNA3 Class M2
1-month USD LIBOR + 3.000% 06/25/2050	3.148%	2,800,000	2,807,819
Subordinated CMO Series 2020-DNA3 Class B1
1-month USD LIBOR + 5.100% 06/25/2050	5.248%	3,270,000	3,337,400
GCAT LLC(a)
CMO Series 2019-NQM1 Class A3
02/25/2059	3.395%	4,901,308	4,996,299
Homeward Opportunities Fund I Trust(a),(d)
CMO Series 2019-3 Class A3
11/25/2059	3.031%	6,588,464	6,583,174
JPMorgan Mortgage Trust(d)
CMO Series 2005-S2 Class 3A1
02/25/2032	7.165%	217,015	220,338

16	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-A4 Class 3A1
06/25/2036	3.713%	1,665,021	1,403,761
JPMorgan Mortgage Trust
CMO Series 2006-S1 Class 1A2
04/25/2036	6.500%	3,059,968	3,330,115
MASTR Adjustable Rate Mortgages Trust(d)
CMO Series 2004-13 Class 3A7
11/21/2034	3.230%	585,210	590,465
Merrill Lynch Mortgage Investors Trust(d)
CMO Series 2005-A2 Class A2
02/25/2035	3.776%	1,096,768	1,094,471
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2017-2A Class A3
03/25/2057	4.000%	3,606,452	3,901,743
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2017-5A Class A1
1-month USD LIBOR + 1.500% Floor 1.500% 06/25/2057	1.648%	4,533,644	4,572,712
Sequoia Mortgage Trust(a),(d)
CMO Series 2017-CH1 Class A1
08/25/2047	4.000%	1,974,352	2,017,157
CMO Series 2018-CH2 Class A12
06/25/2048	4.000%	885,076	888,788
Structured Adjustable Rate Mortgage Loan Trust(d)
CMO Series 2004-8 Class 2A1
07/25/2034	2.953%	1,369,423	1,366,562
Towd Point Mortgage Trust(a),(d)
CMO Series 2017-3 Class M1
07/25/2057	3.500%	5,500,000	5,887,204
CMO Series 2017-6 Class A1
10/25/2057	2.750%	7,147,637	7,389,082
CMO Series 2018-4 Class A1
06/25/2058	3.000%	7,294,953	7,736,741
Verus Securitization Trust(a),(d)
CMO Series 2019-4 Class A3
11/25/2059	3.000%	12,550,189	12,728,030
CMO Series 2019-4 Class M1
11/25/2059	3.207%	6,020,000	6,132,083
CMO Series 2020-1 Class A3
01/25/2060	2.724%	6,060,678	6,138,754
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2003-S11 Class 3A5
11/25/2033	5.950%	132,126	137,408
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2006-7 Class 3A1
06/25/2036	6.000%	504,556	499,635
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Mortgage-Backed Securities Trust(d)
CMO Series 2006-AR5 Class 2A1
04/25/2036	3.996%	1,150,390	1,087,052
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $268,576,610)			271,649,728

U.S. Treasury Obligations 15.5%

U.S. Treasury
12/15/2022	1.625%	23,000,000	23,756,484
03/15/2023	0.500%	50,000,000	50,445,312
03/31/2023	1.500%	20,000,000	20,676,563
06/15/2023	0.250%	10,000,000	10,028,125
07/15/2023	0.125%	10,000,000	9,993,750
02/28/2025	1.125%	53,400,000	55,490,110
05/31/2025	0.250%	11,500,000	11,500,899
08/31/2026	1.375%	10,000,000	10,592,188
01/31/2027	1.500%	24,000,000	25,653,750
02/28/2027	1.125%	8,500,000	8,885,820
11/15/2029	1.750%	1,000,000	1,101,563
05/15/2038	4.500%	9,000,000	14,070,937
02/15/2039	3.500%	11,100,000	15,593,766
05/15/2040	1.125%	29,300,000	28,901,703
08/15/2040	1.125%	5,700,000	5,603,813
11/15/2041	3.125%	6,400,000	8,660,000
05/15/2042	3.000%	16,000,000	21,305,000
02/15/2044	3.625%	2,400,000	3,512,250
11/15/2044	3.000%	15,000,000	20,078,906
02/15/2045	2.500%	14,000,000	17,263,750
05/15/2045	3.000%	6,900,000	9,255,703
11/15/2045	3.000%	3,000,000	4,038,281
02/15/2046	2.500%	3,700,000	4,577,016
08/15/2049	2.250%	26,000,000	30,996,875
11/15/2049	2.375%	24,500,000	29,985,703
02/15/2050	2.000%	500,000	566,953
08/15/2050	1.375%	1,500,000	1,471,875
U.S. Treasury(h)
11/15/2028	3.125%	1,000,000	1,205,156
11/15/2048	3.375%	19,000,000	27,704,375
Total U.S. Treasury Obligations (Cost $432,294,025)			472,916,626

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(i),(j)	43,856,837	43,852,451
Total Money Market Funds (Cost $43,853,405)		43,852,451
Total Investments in Securities (Cost: $3,177,695,142)		3,290,213,908
Other Assets & Liabilities, Net		(230,347,990)
Net Assets		3,059,865,918

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020	17

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2020 (Unaudited)
At September 30, 2020, securities and/or cash totaling $7,974,419 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
6,474,783,484 CLP	8,496,534 USD	Goldman Sachs	12/16/2020	242,538	—
31,235,031,982 COP	8,456,871 USD	Goldman Sachs	12/16/2020	327,861	—
8,820,866 MYR	2,100,957 USD	Goldman Sachs	12/16/2020	—	(17,713)
27,703,392 NOK	2,962,594 USD	Goldman Sachs	12/16/2020	—	(8,110)
6,223,681 USD	32,588,438 BRL	Goldman Sachs	12/16/2020	—	(433,320)
3,816,865 USD	14,759,815,269 COP	Goldman Sachs	12/16/2020	24,422	—
2,990,726 USD	44,932,673,537 IDR	Goldman Sachs	12/16/2020	5,744	—
4,291,887 USD	17,656,824 MYR	Goldman Sachs	12/16/2020	—	(50,924)
3,081,447 USD	27,703,392 NOK	Goldman Sachs	12/16/2020	—	(110,743)
3,012,137 USD	26,657,373 SEK	Goldman Sachs	12/16/2020	—	(32,669)
4,151,633 CAD	3,138,674 USD	JPMorgan	12/16/2020	19,678	—
3,157,159 USD	4,151,633 CAD	JPMorgan	12/16/2020	—	(38,164)
10,457,410 USD	1,100,059,944 JPY	JPMorgan	12/16/2020	—	(15,667)
8,623,065 USD	183,441,899 MXN	JPMorgan	12/16/2020	—	(399,250)
67,482,807 CZK	3,005,621 USD	UBS	12/16/2020	79,181	—
415,968,123 PHP	8,546,002 USD	UBS	12/16/2020	—	(13,018)
12,325,336 USD	912,709,627 INR	UBS	12/16/2020	—	(18,001)
8,726,341 USD	251,518,401 TWD	UBS	12/16/2020	60,071	—
Total				759,495	(1,137,579)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	120	12/2020	USD	21,153,750	—	(93,245)
U.S. Treasury 10-Year Note	187	12/2020	USD	26,092,344	—	(9,549)
U.S. Treasury 5-Year Note	622	12/2020	USD	78,391,438	14,425	—
U.S. Ultra Treasury Bond	60	12/2020	USD	13,308,750	—	(65,047)
Total					14,425	(167,841)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Bond 10-Year Note	(1,542)	12/2020	USD	(246,599,531)	153,753	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 33	Goldman Sachs	12/20/2024	5.000	Quarterly	USD	60,075,000	(5,296,182)	—	—	—	(5,296,182)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2020, the total value of these securities amounted to $798,043,438, which represents 26.08% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2020.
(c)	Represents a security purchased on a when-issued basis.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2020.
18	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2020.
(f)	Represents a security purchased on a forward commitment basis.
(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	81,282,283	1,693,534,111	(1,730,962,989)	(954)	43,852,451	900	514,313	43,856,837
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
TBA	To Be Announced
Currency Legend
BRL	Brazilian Real
CAD	Canada Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2020	19

Portfolio of Investments
CTIVP® – CenterSquare Real Estate Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Real Estate 99.0%
Diversified REITs 7.2%
American Assets Trust, Inc.	59,000	1,421,310
Broadstone Net Lease, Inc., Class A	109,310	1,834,222
Empire State Realty Trust, Inc., Class A	223,647	1,368,719
STORE Capital Corp.	108,360	2,972,315
VEREIT, Inc.	854,846	5,556,499
WP Carey, Inc.	46,620	3,037,759
Total Diversified REITs		16,190,824
Health Care REITs 11.1%
Diversified Healthcare Trust	65,890	231,933
Healthcare Trust of America, Inc., Class A	92,724	2,410,824
Healthpeak Properties, Inc.	330,620	8,976,333
Medical Properties Trust, Inc.	198,950	3,507,488
Sabra Health Care REIT, Inc.	96,545	1,330,873
Ventas, Inc.	101,180	4,245,513
Welltower, Inc.	73,350	4,040,851
Total Health Care REITs		24,743,815
Hotel & Resort REITs 3.0%
Apple Hospitality REIT, Inc.	152,368	1,464,257
DiamondRock Hospitality Co.	82,945	420,531
Host Hotels & Resorts, Inc.	306,713	3,309,433
Ryman Hospitality Properties, Inc.	29,500	1,085,600
Xenia Hotels & Resorts, Inc.	44,990	395,012
Total Hotel & Resort REITs		6,674,833
Industrial REITs 13.6%
Americold Realty Trust	98,420	3,518,515
Duke Realty Corp.	116,390	4,294,791
First Industrial Realty Trust, Inc.	59,950	2,386,010
Prologis, Inc.	163,310	16,432,252
Rexford Industrial Realty, Inc.	38,620	1,767,251
STAG Industrial, Inc.	69,330	2,113,872
Total Industrial REITs		30,512,691
Common Stocks (continued)
Issuer	Shares	Value ($)
Office REITs 6.6%
Columbia Property Trust, Inc.	107,489	1,172,705
Cousins Properties, Inc.	129,480	3,701,833
Douglas Emmett, Inc.	74,030	1,858,153
JBG SMITH Properties	163,444	4,370,493
Kilroy Realty Corp.	53,030	2,755,439
SL Green Realty Corp.	18,100	839,297
Total Office REITs		14,697,920
Residential REITs 19.9%
American Campus Communities, Inc.	25,750	899,190
American Homes 4 Rent, Class A	68,890	1,961,987
AvalonBay Communities, Inc.	41,612	6,214,336
Equity LifeStyle Properties, Inc.	27,920	1,711,496
Equity Residential	124,590	6,395,205
Essex Property Trust, Inc.	7,853	1,576,804
Invitation Homes, Inc.	409,240	11,454,628
Mid-America Apartment Communities, Inc.	64,811	7,514,835
Sun Communities, Inc.	18,120	2,547,853
UDR, Inc.	133,250	4,345,283
Total Residential REITs		44,621,617
Retail REITs 9.2%
Brixmor Property Group, Inc.	213,300	2,493,477
Realty Income Corp.	104,260	6,333,795
Regency Centers Corp.	61,599	2,341,994
Retail Opportunity Investments Corp.	137,619	1,433,302
Retail Properties of America, Inc., Class A	433,081	2,516,201
Simon Property Group, Inc.	51,490	3,330,373
Urban Edge Properties	156,843	1,524,514
Weingarten Realty Investors	40,422	685,557
Total Retail REITs		20,659,213
Specialized REITs 28.4%
American Tower Corp.	34,270	8,284,087
CubeSmart	212,530	6,866,844
CyrusOne, Inc.	21,730	1,521,752
Digital Realty Trust, Inc.	57,540	8,444,571
Equinix, Inc.	24,810	18,858,825
Extra Space Storage, Inc.	16,566	1,772,396
20	CTIVP® – CenterSquare Real Estate Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – CenterSquare Real Estate Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gaming and Leisure Properties, Inc.	46,558	1,719,387
Iron Mountain, Inc.	105,641	2,830,122
Life Storage, Inc.	50,869	5,354,980
Outfront Media, Inc.	95,340	1,387,197
SBA Communications Corp.	20,968	6,677,889
Total Specialized REITs		63,718,050
Total Real Estate		221,818,963
Total Common Stocks (Cost: $224,514,370)		221,818,963

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(a),(b)	787,038	786,960
Total Money Market Funds (Cost: $787,012)		786,960
Total Investments in Securities (Cost $225,301,382)		222,605,923
Other Assets & Liabilities, Net		1,466,993
Net Assets		$224,072,916

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	2,584,081	180,203,883	(182,000,984)	(20)	786,960	977	17,468	787,038
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – CenterSquare Real Estate Fund | Quarterly Report 2020	21

Portfolio of Investments
CTIVP® – Los Angeles Capital Large Cap Growth Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 10.5%
Entertainment 1.1%
Activision Blizzard, Inc.	154,874	12,537,050
Take-Two Interactive Software, Inc.(a)	47,376	7,827,463
Total		20,364,513
Interactive Media & Services 9.3%
Alphabet, Inc., Class A(a)	26,742	39,193,075
Alphabet, Inc., Class C(a)	26,832	39,432,307
Facebook, Inc., Class A(a)	319,034	83,555,005
Zillow Group, Inc., Class C(a)	10,045	1,020,472
Total		163,200,859
Media 0.1%
Cable One, Inc.	888	1,674,262
Total Communication Services		185,239,634
Consumer Discretionary 18.2%
Automobiles 1.4%
Tesla Motors, Inc.(a)	59,240	25,414,552
Distributors 1.7%
Pool Corp.	89,346	29,889,811
Hotels, Restaurants & Leisure 0.2%
Domino’s Pizza, Inc.	7,735	3,289,541
Internet & Direct Marketing Retail 8.8%
Amazon.com, Inc.(a)	41,309	130,070,888
eBay, Inc.	101,851	5,306,437
Etsy, Inc.(a)	154,980	18,850,217
Total		154,227,542
Multiline Retail 0.9%
Dollar General Corp.	69,778	14,626,864
Target Corp.	11,570	1,821,350
Total		16,448,214
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 5.2%
AutoZone, Inc.(a)	13,512	15,912,272
Home Depot, Inc. (The)	117,221	32,553,444
Lowe’s Companies, Inc.	152,304	25,261,141
O’Reilly Automotive, Inc.(a)	18,198	8,390,734
Tractor Supply Co.	66,869	9,585,002
Total		91,702,593
Total Consumer Discretionary		320,972,253
Consumer Staples 5.0%
Beverages 0.7%
Monster Beverage Corp.(a)	150,510	12,070,902
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	54,693	19,416,015
Sprouts Farmers Market, Inc.(a)	302,524	6,331,827
Total		25,747,842
Household Products 2.9%
Church & Dwight Co., Inc.	103,729	9,720,445
Clorox Co. (The)	51,717	10,869,362
Procter & Gamble Co. (The)	216,583	30,102,871
Total		50,692,678
Total Consumer Staples		88,511,422
Financials 1.7%
Capital Markets 1.7%
Artisan Partners Asset Management, Inc., Class A	47,406	1,848,360
MSCI, Inc.	12,798	4,566,070
S&P Global, Inc.	62,736	22,622,602
SEI Investments Co.	6,360	322,579
Total		29,359,611
Insurance 0.0%
Aon PLC, Class A	4,960	1,023,248
Total Financials		30,382,859
22	CTIVP® – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 11.9%
Biotechnology 1.3%
AbbVie, Inc.	44,639	3,909,930
Biogen, Inc.(a)	16,256	4,611,502
Neurocrine Biosciences, Inc.(a)	23,468	2,256,683
Sarepta Therapeutics, Inc.(a)	16,943	2,379,306
Vertex Pharmaceuticals, Inc.(a)	38,204	10,396,072
Total		23,553,493
Health Care Equipment & Supplies 3.9%
Abbott Laboratories	78,821	8,578,089
Danaher Corp.	4,542	978,029
DexCom, Inc.(a)	31,700	13,067,691
Edwards Lifesciences Corp.(a)	134,808	10,760,375
IDEXX Laboratories, Inc.(a)	26,330	10,350,586
Intuitive Surgical, Inc.(a)	16,566	11,754,240
ResMed, Inc.	30,112	5,162,100
West Pharmaceutical Services, Inc.	27,642	7,598,786
Total		68,249,896
Health Care Providers & Services 4.7%
Anthem, Inc.	5,462	1,467,039
Chemed Corp.	18,367	8,822,589
HCA Healthcare, Inc.	31,458	3,922,183
Humana, Inc.	11,333	4,690,615
UnitedHealth Group, Inc.	201,834	62,925,786
Total		81,828,212
Health Care Technology 0.2%
Veeva Systems Inc., Class A(a)	13,900	3,908,541
Life Sciences Tools & Services 0.5%
Illumina, Inc.(a)	2,234	690,485
Thermo Fisher Scientific, Inc.	19,093	8,429,941
Total		9,120,426
Pharmaceuticals 1.3%
Eli Lilly and Co.	2,683	397,137
Horizon Therapeutics PLC(a)	18,591	1,444,149
Johnson & Johnson	99,427	14,802,692
Merck & Co., Inc.	66,206	5,491,788
Total		22,135,766
Total Health Care		208,796,334
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 1.5%
Aerospace & Defense 0.1%
Lockheed Martin Corp.	3,718	1,425,035
Commercial Services & Supplies 0.2%
Cintas Corp.	9,895	3,293,353
Rollins, Inc.	12,340	668,705
Total		3,962,058
Electrical Equipment 0.4%
Rockwell Automation, Inc.	29,080	6,417,374
Machinery 0.3%
Illinois Tool Works, Inc.	29,783	5,754,373
Road & Rail 0.4%
Old Dominion Freight Line, Inc.	40,992	7,416,273
Trading Companies & Distributors 0.1%
Fastenal Co.	19,431	876,144
Total Industrials		25,851,257
Information Technology 49.7%
Communications Equipment 0.2%
Cisco Systems, Inc.	99,930	3,936,243
Electronic Equipment, Instruments & Components 0.2%
Jabil, Inc.	111,488	3,819,579
IT Services 10.9%
Accenture PLC, Class A	63,283	14,301,325
Akamai Technologies, Inc.(a)	7,256	802,078
GoDaddy, Inc., Class A(a)	138,116	10,492,673
MasterCard, Inc., Class A	185,050	62,578,359
PayPal Holdings, Inc.(a)	105,739	20,833,755
Square, Inc., Class A(a)	68,369	11,113,381
Visa, Inc., Class A	354,796	70,948,556
Total		191,070,127
Semiconductors & Semiconductor Equipment 9.3%
Advanced Micro Devices, Inc.(a)	168,331	13,801,459
Applied Materials, Inc.	153,296	9,113,447
Lam Research Corp.	18,702	6,204,388
Monolithic Power Systems, Inc.	15,428	4,313,823
NVIDIA Corp.	144,668	78,297,215
QUALCOMM, Inc.	240,544	28,307,218

CTIVP® – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2020	23

Portfolio of Investments   (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Teradyne, Inc.	222,717	17,697,093
Texas Instruments, Inc.	42,593	6,081,854
Total		163,816,497
Software 17.9%
Adobe, Inc.(a)	62,607	30,704,351
Atlassian Corp. PLC, Class A(a)	6,396	1,162,729
Autodesk, Inc.(a)	16,904	3,904,993
Coupa Software, Inc.(a)	8,273	2,268,788
Crowdstrike Holdings, Inc., Class A(a)	14,333	1,968,208
Fair Isaac Corp.(a)	12,844	5,463,581
Fortinet, Inc.(a)	89,678	10,564,965
Intuit, Inc.	30,591	9,979,090
Manhattan Associates, Inc.(a)	8,344	796,769
Microsoft Corp.	762,556	160,388,403
Oracle Corp.	339,212	20,250,956
RingCentral, Inc., Class A(a)	2,411	662,085
Salesforce.com, Inc.(a)	23,161	5,820,822
ServiceNow, Inc.(a)	57,004	27,646,940
Workday, Inc., Class A(a)	15,885	3,417,340
Zoom Video Communications, Inc., Class A(a)	64,045	30,108,195
Total		315,108,215
Technology Hardware, Storage & Peripherals 11.2%
Apple, Inc.	1,706,260	197,601,970
Total Information Technology		875,352,631
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.6%
Chemicals 0.3%
NewMarket Corp.	10,112	3,461,540
Sherwin-Williams Co. (The)	3,671	2,557,732
Total		6,019,272
Construction Materials 0.3%
Eagle Materials, Inc.	54,824	4,732,408
Total Materials		10,751,680
Total Common Stocks (Cost $1,166,000,853)		1,745,858,070

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(b),(c)	19,370,509	19,368,571
Total Money Market Funds (Cost $19,369,661)		19,368,571
Total Investments in Securities (Cost: $1,185,370,514)		1,765,226,641
Other Assets & Liabilities, Net		(3,033,955)
Net Assets		1,762,192,686

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	17,373,120	178,425,888	(176,429,950)	(487)	19,368,571	1,705	83,282	19,370,509
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
24	CTIVP® – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2020

Portfolio of Investments
CTIVP® – MFS® Value Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 3.8%
Diversified Telecommunication Services 0.5%
Verizon Communications, Inc.	137,867	8,201,708
Media 3.3%
Comcast Corp., Class A	1,181,027	54,634,309
Total Communication Services		62,836,017
Consumer Discretionary 1.7%
Auto Components 0.3%
Aptiv PLC	48,829	4,476,643
Hotels, Restaurants & Leisure 0.3%
Marriott International, Inc., Class A	54,362	5,032,834
Specialty Retail 1.1%
Lowe’s Companies, Inc.	112,699	18,692,256
Total Consumer Discretionary		28,201,733
Consumer Staples 7.7%
Beverages 2.2%
Diageo PLC	724,280	24,878,074
PepsiCo, Inc.	91,479	12,678,989
Total		37,557,063
Food Products 3.3%
Archer-Daniels-Midland Co.	233,537	10,857,135
Danone SA	94,586	6,126,812
JM Smucker Co. (The)	43,495	5,024,542
Nestlé SA, Registered Shares	277,374	33,010,846
Total		55,019,335
Household Products 1.7%
Colgate-Palmolive Co.	48,298	3,726,191
Kimberly-Clark Corp.	100,775	14,880,436
Reckitt Benckiser Group PLC	93,876	9,153,405
Total		27,760,032
Tobacco 0.5%
Philip Morris International, Inc.	111,039	8,326,815
Total Consumer Staples		128,663,245
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.1%
Oil, Gas & Consumable Fuels 2.1%
Chevron Corp.	114,539	8,246,808
ConocoPhillips Co.	311,869	10,241,778
EOG Resources, Inc.	153,794	5,527,356
Pioneer Natural Resources Co.	55,551	4,776,831
Suncor Energy, Inc.	483,361	5,902,482
Total		34,695,255
Total Energy		34,695,255
Financials 23.7%
Banks 8.6%
Citigroup, Inc.	653,183	28,158,719
JPMorgan Chase & Co.	642,172	61,821,898
PNC Financial Services Group, Inc. (The)	147,516	16,213,484
Truist Financial Corp.	425,051	16,173,190
U.S. Bancorp	613,608	21,997,847
Total		144,365,138
Capital Markets 6.2%
BlackRock, Inc.	37,069	20,890,235
Goldman Sachs Group, Inc. (The)	130,301	26,186,592
Moody’s Corp.	36,006	10,436,339
Nasdaq, Inc.	214,248	26,290,372
State Street Corp.	160,103	9,498,911
T. Rowe Price Group, Inc.	73,990	9,486,998
Total		102,789,447
Consumer Finance 0.9%
American Express Co.	155,615	15,600,404
Insurance 8.0%
Aon PLC, Class A	201,545	41,578,733
Chubb Ltd.	256,934	29,835,176
Marsh & McLennan Companies, Inc.	312,064	35,793,741
Travelers Companies, Inc. (The)	244,695	26,473,552
Total		133,681,202
Total Financials		396,436,191
CTIVP® – MFS® Value Fund | Quarterly Report 2020	25

Portfolio of Investments   (continued)
CTIVP® – MFS® Value Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 20.4%
Health Care Equipment & Supplies 7.4%
Abbott Laboratories	268,051	29,171,991
Boston Scientific Corp.(a)	345,311	13,194,333
Danaher Corp.	154,581	33,285,927
Medtronic PLC	458,535	47,650,957
Total		123,303,208
Health Care Providers & Services 3.0%
Cigna Corp.	213,141	36,108,217
McKesson Corp.	99,214	14,775,941
Total		50,884,158
Life Sciences Tools & Services 2.1%
Thermo Fisher Scientific, Inc.	78,585	34,696,849
Pharmaceuticals 7.9%
Johnson & Johnson	456,679	67,990,369
Merck & Co., Inc.	292,185	24,236,746
Pfizer, Inc.	843,819	30,968,157
Roche Holding AG, Genusschein Shares	25,020	8,570,365
Total		131,765,637
Total Health Care		340,649,852
Industrials 17.8%
Aerospace & Defense 4.0%
Lockheed Martin Corp.	50,554	19,376,337
Northrop Grumman Corp.	117,758	37,151,472
Raytheon Technologies Corp.	184,791	10,632,874
Total		67,160,683
Building Products 3.2%
Johnson Controls International PLC	459,768	18,781,523
Masco Corp.	306,792	16,913,443
Trane Technologies PLC	141,271	17,129,109
Total		52,824,075
Electrical Equipment 1.4%
Eaton Corp. PLC	230,016	23,468,532
Industrial Conglomerates 2.6%
Honeywell International, Inc.	258,762	42,594,813
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 3.5%
Illinois Tool Works, Inc.	170,209	32,886,081
Otis Worldwide Corp.	92,393	5,767,171
Stanley Black & Decker, Inc.	123,637	20,053,921
Total		58,707,173
Professional Services 0.9%
Equifax, Inc.	92,910	14,577,579
Road & Rail 2.2%
Canadian National Railway Co.	110,629	11,777,563
Union Pacific Corp.	129,369	25,468,875
Total		37,246,438
Total Industrials		296,579,293
Information Technology 10.7%
IT Services 5.6%
Accenture PLC, Class A	192,902	43,593,923
Fidelity National Information Services, Inc.	170,285	25,067,655
Fiserv, Inc.(a)	235,022	24,219,017
Total		92,880,595
Semiconductors & Semiconductor Equipment 5.1%
Analog Devices, Inc.	97,096	11,334,987
Intel Corp.	329,649	17,069,225
NXP Semiconductors NV	126,798	15,825,659
Texas Instruments, Inc.	287,295	41,022,853
Total		85,252,724
Total Information Technology		178,133,319
Materials 3.9%
Chemicals 3.9%
DuPont de Nemours, Inc.	220,245	12,219,193
PPG Industries, Inc.	232,227	28,350,272
Sherwin-Williams Co. (The)	34,462	24,011,054
Total		64,580,519
Total Materials		64,580,519
Real Estate 0.4%
Equity Real Estate Investment Trusts (REITS) 0.4%
Public Storage	28,530	6,354,202
Total Real Estate		6,354,202

26	CTIVP® – MFS® Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – MFS® Value Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 7.1%
Electric Utilities 5.7%
American Electric Power Co., Inc.	182,463	14,912,701
Duke Energy Corp.	443,091	39,240,139
Southern Co. (The)	552,754	29,970,321
Xcel Energy, Inc.	155,092	10,702,899
Total		94,826,060
Multi-Utilities 1.4%
Dominion Energy, Inc.	311,288	24,569,962
Total Utilities		119,396,022
Total Common Stocks (Cost $1,418,305,345)		1,656,525,648

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(b),(c)	13,947,323	13,945,928
Total Money Market Funds (Cost $13,947,323)		13,945,928
Total Investments in Securities (Cost: $1,432,252,668)		1,670,471,576
Other Assets & Liabilities, Net		(1,506,872)
Net Assets		1,668,964,704

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	16,905,211	780,893,553	(783,851,722)	(1,114)	13,945,928	1,968	53,312	13,947,323
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – MFS® Value Fund | Quarterly Report 2020	27

Portfolio of Investments
CTIVP® – Morgan Stanley Advantage Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.8%
Issuer	Shares	Value ($)
Communication Services 17.4%
Entertainment 7.4%
Activision Blizzard, Inc.	294,212	23,816,461
Spotify Technology SA(a)	339,876	82,443,721
Take-Two Interactive Software, Inc.(a)	94,757	15,655,752
Total		121,915,934
Interactive Media & Services 10.0%
Facebook, Inc., Class A(a)	215,456	56,427,926
IAC/InterActiveCorp(a)	126,310	15,129,412
Match Group, Inc.(a)	143,221	15,847,404
Twitter, Inc.(a)	1,709,332	76,065,274
Total		163,470,016
Total Communication Services		285,385,950
Consumer Discretionary 9.1%
Internet & Direct Marketing Retail 8.1%
Amazon.com, Inc.(a)	34,525	108,709,903
Chewy, Inc., Class A(a)	439,432	24,094,057
Total		132,803,960
Textiles, Apparel & Luxury Goods 1.0%
lululemon athletica, Inc.(a)	47,148	15,529,137
Total Consumer Discretionary		148,333,097
Consumer Staples 2.5%
Food & Staples Retailing 2.5%
Costco Wholesale Corp.	117,362	41,663,510
Total Consumer Staples		41,663,510
Energy 0.2%
Oil, Gas & Consumable Fuels 0.2%
Texas Pacific Land Trust	5,922	2,674,139
Total Energy		2,674,139
Financials 1.5%
Capital Markets 1.5%
Intercontinental Exchange, Inc.	116,925	11,698,346
S&P Global, Inc.	36,244	13,069,587
Total		24,767,933
Total Financials		24,767,933
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 15.3%
Health Care Equipment & Supplies 6.1%
Danaher Corp.	76,850	16,548,111
Intuitive Surgical, Inc.(a)	116,923	82,961,545
Total		99,509,656
Health Care Technology 5.2%
Veeva Systems Inc., Class A(a)	302,405	85,033,262
Pharmaceuticals 4.0%
Royalty Pharma PLC, Class A	569,299	23,950,409
Zoetis, Inc.	258,366	42,725,985
Total		66,676,394
Total Health Care		251,219,312
Industrials 3.4%
Aerospace & Defense 2.1%
HEICO Corp., Class A	387,576	34,362,488
Industrial Conglomerates 1.3%
Roper Technologies, Inc.	53,546	21,156,560
Total Industrials		55,519,048
Information Technology 41.5%
Electronic Equipment, Instruments & Components 2.1%
Adyen NV(a)	19,112	35,251,776
IT Services 23.2%
Okta, Inc.(a)	385,915	82,527,923
Shopify, Inc., Class A(a)	102,105	104,450,352
Square, Inc., Class A(a)	688,506	111,916,650
Twilio, Inc., Class A(a)	327,677	80,965,710
Total		379,860,635
Software 16.2%
Autodesk, Inc.(a)	102,933	23,778,552
Coupa Software, Inc.(a)	178,819	49,039,323
ServiceNow, Inc.(a)	129,308	62,714,380
Slack Technologies, Inc.(a)	1,177,679	31,632,458
Workday, Inc., Class A(a)	215,948	46,456,893
Zoom Video Communications, Inc., Class A(a)	108,720	51,110,359
Total		264,731,965
Total Information Technology		679,844,376
28	CTIVP® – Morgan Stanley Advantage Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – Morgan Stanley Advantage Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 6.9%
Chemicals 4.1%
Ecolab, Inc.	208,712	41,709,006
Sherwin-Williams Co. (The)	37,132	25,871,350
Total		67,580,356
Construction Materials 1.5%
Martin Marietta Materials, Inc.	107,863	25,386,635
Containers & Packaging 1.1%
Ball Corp.	213,957	17,784,106
Metals & Mining 0.2%
Royal Gold, Inc.	21,205	2,548,205
Total Materials		113,299,302
Total Common Stocks (Cost $1,033,026,161)		1,602,706,667

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(b),(c)	39,442,019	39,438,075
Total Money Market Funds (Cost $39,441,267)		39,438,075
Total Investments in Securities (Cost: $1,072,467,428)		1,642,144,742
Other Assets & Liabilities, Net		(3,038,679)
Net Assets		1,639,106,063

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	50,981,933	607,306,100	(618,847,329)	(2,629)	39,438,075	(1,491)	231,727	39,442,019
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – Morgan Stanley Advantage Fund | Quarterly Report 2020	29

Portfolio of Investments
CTIVP® – T. Rowe Price Large Cap Value Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.8%
Issuer	Shares	Value ($)
Communication Services 5.3%
Diversified Telecommunication Services 1.3%
Verizon Communications, Inc.	280,358	16,678,498
Entertainment 1.0%
Walt Disney Co. (The)	109,374	13,571,126
Media 3.0%
Comcast Corp., Class A	381,239	17,636,116
Fox Corp., Class B	422,360	11,813,409
News Corp., Class A	762,096	10,684,586
Total		40,134,111
Total Communication Services		70,383,735
Consumer Discretionary 2.6%
Auto Components 0.9%
Magna International, Inc.	263,699	12,064,229
Hotels, Restaurants & Leisure 0.6%
Las Vegas Sands Corp.	172,454	8,046,704
Multiline Retail 0.1%
Kohl’s Corp.	43,567	807,296
Specialty Retail 1.0%
TJX Companies, Inc. (The)	245,000	13,634,250
Total Consumer Discretionary		34,552,479
Consumer Staples 9.2%
Beverages 1.5%
Coca-Cola Co. (The)	210,000	10,367,700
PepsiCo, Inc.	67,786	9,395,139
Total		19,762,839
Food & Staples Retailing 1.1%
Walmart, Inc.	105,059	14,698,805
Food Products 3.9%
Bunge Ltd.	242,963	11,103,409
ConAgra Foods, Inc.	477,366	17,046,740
Tyson Foods, Inc., Class A	403,210	23,982,931
Total		52,133,080
Household Products 1.1%
Kimberly-Clark Corp.	94,091	13,893,477
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.6%
Philip Morris International, Inc.	291,391	21,851,411
Total Consumer Staples		122,339,612
Energy 6.5%
Energy Equipment & Services 0.4%
Schlumberger NV	338,000	5,259,280
Oil, Gas & Consumable Fuels 6.1%
ConocoPhillips Co.	247,536	8,129,082
Enbridge, Inc.	257,000	7,504,400
Exxon Mobil Corp.	377,445	12,957,687
Pioneer Natural Resources Co.	104,376	8,975,292
TC Energy Corp.	376,269	15,810,824
Total SE, ADR	803,870	27,572,741
Total		80,950,026
Total Energy		86,209,306
Financials 19.5%
Banks 6.5%
Bank of America Corp.	419,000	10,093,710
Fifth Third Bancorp	1,037,221	22,113,552
JPMorgan Chase & Co.	172,413	16,598,200
Signature Bank	84,158	6,984,272
Wells Fargo & Co.	1,286,595	30,247,848
Total		86,037,582
Capital Markets 4.8%
Charles Schwab Corp. (The)	351,085	12,719,809
Morgan Stanley	797,628	38,565,314
State Street Corp.	215,121	12,763,129
Total		64,048,252
Consumer Finance 0.4%
Capital One Financial Corp.	73,055	5,249,732
Diversified Financial Services 0.7%
Equitable Holdings, Inc.	558,341	10,184,140
Insurance 7.1%
American International Group, Inc.	914,365	25,172,469
Chubb Ltd.	258,262	29,989,384
30	CTIVP® – T. Rowe Price Large Cap Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Marsh & McLennan Companies, Inc.	156,402	17,939,309
MetLife, Inc.	574,343	21,348,329
Total		94,449,491
Total Financials		259,969,197
Health Care 16.1%
Biotechnology 2.1%
AbbVie, Inc.	216,802	18,989,687
Gilead Sciences, Inc.	141,078	8,914,719
Total		27,904,406
Health Care Equipment & Supplies 6.2%
Becton Dickinson and Co.	88,831	20,669,197
Hologic, Inc.(a)	284,265	18,895,095
Medtronic PLC	282,638	29,371,741
Zimmer Biomet Holdings, Inc.	103,639	14,109,413
Total		83,045,446
Health Care Providers & Services 1.4%
CVS Health Corp.	325,873	19,030,983
Life Sciences Tools & Services 0.9%
Thermo Fisher Scientific, Inc.	26,015	11,486,143
Pharmaceuticals 5.5%
Elanco Animal Health, Inc.(a)	388,383	10,847,537
Johnson & Johnson	174,747	26,016,333
Merck & Co., Inc.	93,048	7,718,332
Perrigo Co. PLC	214,791	9,861,055
Pfizer, Inc.	496,037	18,204,558
Total		72,647,815
Total Health Care		214,114,793
Industrials 12.1%
Aerospace & Defense 0.9%
Boeing Co. (The)	74,958	12,387,559
Air Freight & Logistics 3.1%
United Parcel Service, Inc., Class B	250,440	41,730,817
Airlines 0.8%
Southwest Airlines Co.	284,351	10,663,162
Building Products 0.8%
Fortune Brands Home & Security, Inc.	123,854	10,715,848
Commercial Services & Supplies 0.6%
Common Stocks (continued)
Issuer	Shares	Value ($)
Stericycle, Inc.(a)	124,979	7,881,176
Electrical Equipment 0.7%
Rockwell Automation, Inc.	39,516	8,720,391
Industrial Conglomerates 2.3%
General Electric Co.	4,890,731	30,469,254
Machinery 2.4%
Caterpillar, Inc.	51,000	7,606,650
Cummins, Inc.	56,000	11,824,960
Illinois Tool Works, Inc.	64,075	12,379,931
Total		31,811,541
Professional Services 0.5%
Nielsen Holdings PLC	457,973	6,494,057
Total Industrials		160,873,805
Information Technology 11.9%
Communications Equipment 1.5%
Cisco Systems, Inc.	512,334	20,180,836
Electronic Equipment, Instruments & Components 0.9%
TE Connectivity Ltd.	116,485	11,385,244
Semiconductors & Semiconductor Equipment 6.9%
Applied Materials, Inc.	398,522	23,692,133
NXP Semiconductors NV	73,806	9,211,727
QUALCOMM, Inc.	320,627	37,731,385
Texas Instruments, Inc.	149,464	21,341,965
Total		91,977,210
Software 2.6%
Microsoft Corp.	163,185	34,322,701
Total Information Technology		157,865,991
Materials 4.7%
Chemicals 3.0%
CF Industries Holdings, Inc.	398,335	12,232,868
DuPont de Nemours, Inc.	496,977	27,572,284
Total		39,805,152
Containers & Packaging 1.7%
International Paper Co.	564,513	22,885,357
Total Materials		62,690,509

CTIVP® – T. Rowe Price Large Cap Value Fund | Quarterly Report 2020	31

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 2.9%
SL Green Realty Corp.	179,448	8,321,004
Welltower, Inc.	76,000	4,186,840
Weyerhaeuser Co.	939,288	26,788,494
Total		39,296,338
Total Real Estate		39,296,338
Utilities 7.0%
Electric Utilities 5.5%
Edison International	298,417	15,171,520
NextEra Energy, Inc.	78,390	21,757,928
Southern Co. (The)	670,790	36,370,234
Total		73,299,682
Multi-Utilities 1.5%
Ameren Corp.	145,000	11,466,600
Sempra Energy	69,722	8,252,296
Total		19,718,896
Total Utilities		93,018,578
Total Common Stocks (Cost $1,300,860,179)		1,301,314,343

Convertible Preferred Stocks 1.6%
Issuer		Shares	Value ($)
Health Care 0.3%
Health Care Equipment & Supplies 0.3%
Becton Dickinson and Co.	6.000%	73,945	3,879,155
Total Health Care			3,879,155
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Utilities 1.3%
Electric Utilities 0.4%
Southern Co. (The)	6.750%	131,961	6,140,145
Multi-Utilities 0.9%
Sempra Energy	6.000%	92,320	9,122,720
Sempra Energy	6.750%	25,254	2,475,144
Total			11,597,864
Total Utilities			17,738,009
Total Convertible Preferred Stocks (Cost $22,107,213)			21,617,164

Preferred Stocks 0.1%

Health Care 0.1%
Pharmaceuticals 0.1%
Elanco Animal Health, Inc.	5.000%	12,718	564,171
Total Health Care			564,171
Total Preferred Stocks (Cost $635,900)			564,171

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(b),(c)	4,171,755	4,171,338
Total Money Market Funds (Cost $4,171,618)		4,171,338
Total Investments in Securities (Cost: $1,327,774,910)		1,327,667,016
Other Assets & Liabilities, Net		2,526,631
Net Assets		1,330,193,647

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	33,924,102	156,285,869	(186,040,434)	1,801	4,171,338	7,707	114,698	4,171,755
32	CTIVP® – T. Rowe Price Large Cap Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, September 30, 2020 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – T. Rowe Price Large Cap Value Fund | Quarterly Report 2020	33

Portfolio of Investments
CTIVP® – TCW Core Plus Bond Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 4.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO(a),(b)
Series 2015-AA Class AR
3-month USD LIBOR + 0.850% Floor 0.850% 01/15/2028	1.125%	6,415,637	6,375,321
Apidos CLO XXII(a),(b)
Series 2015-22A Class A1R
3-month USD LIBOR + 1.060% 04/20/2031	1.332%	8,000,000	7,896,928
Cedar Funding XII CLO Ltd.(a),(b),(c)
Series 2020-12A Class A
3-month USD LIBOR + 1.270% Floor 1.300% 10/25/2032	3.000%	7,200,000	7,200,000
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	0.948%	3,090,000	3,069,849
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	2,114,084	2,136,249
Henderson Receivables LLC(a)
Series 2014-2A Class A
01/17/2073	3.610%	2,606,178	2,806,014
Higher Education Funding I(a),(b)
Series 2014-1 Class A
3-month USD LIBOR + 1.050% Floor 1.050% 05/25/2034	1.300%	2,253,719	2,253,713
LCM(a),(b)
Series 2019A Class AR
3-month USD LIBOR + 1.240% Floor 1.240% 07/15/2027	1.515%	8,000,000	7,976,448
Magnetite XXI Ltd.(a),(b)
Series 2019-21A Class A
3-month USD LIBOR + 1.280% Floor 1.280% 04/20/2030	1.552%	6,400,000	6,381,728
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% Floor 0.510% 06/25/2031	0.658%	5,257,388	5,079,122
Series 2014-3 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	0.768%	5,336,681	4,879,922
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-4 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	0.768%	3,856,340	3,531,502
Series 2015-2 Class A3
1-month USD LIBOR + 0.570% Floor 0.570% 11/26/2040	0.718%	9,825,251	9,436,035
Navient Student Loan Trust(a),(b)
Series 2016-2 Class A3
1-month USD LIBOR + 1.500% 06/25/2065	1.648%	7,950,000	8,025,252
Series 2017-3A Class A3
1-month USD LIBOR + 1.050% 07/26/2066	1.198%	7,900,000	7,899,998
Nelnet Student Loan Trust(a),(b)
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% Floor 0.950% 11/25/2048	1.098%	4,345,000	3,930,427
SLC Student Loan Trust(b)
Series 2006-1 Class B
3-month USD LIBOR + 0.210% Floor 0.210% 03/15/2055	0.460%	367,107	322,380
SLM Student Loan Trust(a),(b)
Series 2004-3 Class A6A
3-month USD LIBOR + 0.550% Floor 0.550% 10/25/2064	0.795%	7,317,914	7,074,491
Series 2009-3 Class A
1-month USD LIBOR + 0.750% Floor 0.750% 01/25/2045	0.898%	3,066,119	2,997,802
SLM Student Loan Trust(b)
Series 2007-3 Class A4
3-month USD LIBOR + 0.060% Floor 0.060% 01/25/2022	0.305%	10,581,170	9,983,613
Series 2007-7 Class A4
3-month USD LIBOR + 0.330% 01/25/2022	0.575%	5,192,699	4,943,646
Series 2007-7 Class B
3-month USD LIBOR + 0.750% Floor 0.750% 10/27/2070	0.995%	1,990,000	1,585,997
34	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% Floor 1.650% 07/25/2022	1.895%	1,488,548	1,463,484
Series 2008-5 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/25/2073	2.095%	5,860,000	5,346,070
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% 07/25/2023	1.345%	5,266,604	5,078,344
Series 2008-8 Class A4
3-month USD LIBOR + 1.500% Floor 1.500% 04/25/2023	1.745%	1,291,916	1,282,059
Series 2008-9 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2083	2.495%	5,775,000	5,530,324
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% Floor 0.170% 04/25/2040	0.415%	10,846,950	10,392,935
Total Asset-Backed Securities — Non-Agency (Cost $148,898,044)			144,879,653

Commercial Mortgage-Backed Securities - Agency 1.3%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K155 Class A3
04/25/2033	3.750%	6,990,000	8,557,123
Series S8FX Class A2
03/25/2027	3.291%	13,225,000	14,835,957
Federal National Mortgage Association
11/01/2037	3.210%	6,951,468	8,152,059
04/01/2040	2.455%	4,525,000	4,811,815
Series 2001-M2 Class Z2
06/25/2031	6.300%	27,008	27,137
Federal National Mortgage Association(d),(e)
Series 2020-M10 Class X1
12/25/2030	1.923%	8,725,155	1,253,876
Series 2020-M10 Class X2
12/25/2030	1.826%	18,234,598	2,519,039
Series 2020-M10 Class X8
12/25/2027	0.777%	7,050,000	283,586
Government National Mortgage Association(d),(e)
CMO Series 2011-121 Class
06/16/2043	0.122%	3,554,788	12,300
CMO Series 2011-78 Class IX
08/16/2046	0.000%	1,171,953	18,206
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-55 Class
04/16/2052	0.209%	1,301,290	6,615
Government National Mortgage Association(e)
CMO Series 2012-125 Class IK
08/16/2052	0.561%	9,329,800	59,499
Total Commercial Mortgage-Backed Securities - Agency (Cost $38,866,926)			40,537,212

Commercial Mortgage-Backed Securities - Non-Agency 0.8%

BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	2,620,000	2,514,031
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,355,000	1,436,213
DBJPM Mortgage Trust(a)
Series 2016-SFC Class A
08/10/2036	2.833%	3,800,000	3,805,715
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,770,000	3,106,890
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	2,720,000	3,080,317
Manhattan West(a)
Series 2020-1MW Class A
09/10/2039	2.130%	3,470,000	3,599,711
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	3,690,000	3,907,471
Natixis Commercial Mortgage Securities Trust(a)
Series 2020-2PAC Class A
01/15/2025	2.966%	2,825,000	2,916,945
RBS Commercial Funding, Inc., Trust(a),(d)
Series 2013-GSP Class A
01/15/2032	3.961%	1,475,000	1,539,039
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $25,298,177)			25,906,332

Commercial Paper 0.3%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Automotive 0.3%
Ford Motor Credit Co. LLC(a)
10/08/2020	3.790%	8,490,000	8,482,954
Total Commercial Paper (Cost $8,484,882)			8,482,954

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020	35

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2020 (Unaudited)
Common Stocks 0.0%
Issuer	Shares	Value ($)
Utilities 0.0%
Electric Utilities 0.0%
Homer City Holdings(f)	32,056	120,210
Total Utilities		120,210
Total Common Stocks (Cost $1,930,228)		120,210

Corporate Bonds & Notes 23.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
BAE Systems PLC(a)
04/15/2030	3.400%	1,745,000	1,955,528
Airlines 0.6%
America West Airlines Pass-Through Trust
04/02/2021	7.100%	876,767	840,559
American Airlines Pass-Through Trust
01/31/2021	5.250%	933,365	845,511
01/15/2023	4.950%	875,264	745,588
Continental Airlines Pass-Through Trust
06/15/2021	6.703%	123,454	118,295
04/19/2022	5.983%	7,293,557	7,076,404
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	9,000,000	8,719,751
Total			18,346,108
Apartment REIT 0.1%
Post Apartment Homes LP
12/01/2022	3.375%	2,315,000	2,421,414
Automotive 1.5%
Daimler Finance North America LLC(a),(b)
3-month USD LIBOR + 0.900% 02/15/2022	1.180%	3,000,000	3,008,942
Ford Motor Credit Co. LLC
11/02/2020	2.343%	3,000,000	2,998,662
01/15/2021	3.200%	2,850,000	2,848,283
02/01/2021	5.750%	190,000	191,844
03/18/2021	3.336%	1,420,000	1,417,467
10/12/2021	3.813%	1,955,000	1,963,940
01/07/2022	5.596%	1,082,000	1,109,053
03/28/2022	3.339%	3,060,000	3,044,700
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 0.810% 04/05/2021	1.114%	2,000,000	1,970,437
3-month USD LIBOR + 0.880% 10/12/2021	1.146%	2,095,000	2,010,561
3-month USD LIBOR + 1.270% 03/28/2022	1.503%	6,300,000	6,049,970
3-month USD LIBOR + 1.080% 08/03/2022	1.331%	1,940,000	1,834,585
General Motors Co.
10/02/2023	4.875%	1,320,000	1,435,308
General Motors Financial Co., Inc.
07/06/2021	3.200%	1,175,000	1,191,307
09/25/2021	4.375%	2,325,000	2,398,445
11/06/2021	4.200%	5,934,000	6,115,733
04/10/2022	3.450%	3,155,000	3,237,813
06/30/2022	3.150%	3,420,000	3,512,886
Total			46,339,936
Banking 3.2%
Bank of America Corp.
10/19/2020	2.625%	2,000,000	2,002,350
Bank of America Corp.(g)
12/20/2023	3.004%	8,937,000	9,381,579
02/13/2031	2.496%	1,575,000	1,648,956
04/29/2031	2.592%	2,200,000	2,329,493
03/20/2051	4.083%	5,278,000	6,518,047
Bank of America Corp.(b)
Subordinated
3-month USD LIBOR + 0.650% 12/01/2026	0.896%	1,000,000	965,661
Citigroup, Inc.
10/21/2026	3.200%	3,095,000	3,411,373
Citigroup, Inc.(g)
03/31/2031	4.412%	3,110,000	3,724,240
06/03/2031	2.572%	5,010,000	5,261,391
Fifth Third Bancorp
05/05/2027	2.550%	4,635,000	4,979,903
Goldman Sachs Group, Inc. (The)(g)
09/29/2025	3.272%	7,485,000	8,094,965
06/05/2028	3.691%	1,490,000	1,670,395
HSBC Holdings PLC(g)
09/22/2028	2.013%	7,240,000	7,176,180
JPMorgan Chase & Co.(g)
12/05/2024	4.023%	3,015,000	3,314,110
04/22/2051	3.109%	5,000,000	5,337,414
JPMorgan Chase & Co.
06/15/2026	3.200%	3,000,000	3,327,754
Lloyds Banking Group PLC
03/12/2024	3.900%	3,175,000	3,447,322

36	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lloyds Banking Group PLC(g)
07/09/2025	3.870%	4,114,000	4,477,574
Nationwide Building Society(a),(g)
04/26/2023	3.622%	4,149,000	4,309,945
03/08/2024	3.766%	1,000,000	1,061,794
Santander UK Group Holdings PLC(g)
11/15/2024	4.796%	1,500,000	1,653,985
Wells Fargo & Co.(g)
06/02/2028	2.393%	3,830,000	3,994,855
10/30/2030	2.879%	2,945,000	3,155,847
04/30/2041	3.068%	7,315,000	7,626,548
04/04/2051	5.013%	2,630,000	3,606,772
Total			102,478,453
Brokerage/Asset Managers/Exchanges 0.1%
Raymond James Financial, Inc.
07/15/2046	4.950%	2,180,000	2,817,891
Cable and Satellite 0.7%
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	1,068,000	1,157,145
08/15/2030	4.500%	3,836,000	4,027,398
02/01/2031	4.250%	370,000	382,434
05/01/2032	4.500%	1,734,000	1,809,248
Charter Communications Operating LLC/Capital
10/23/2045	6.484%	450,000	604,531
04/01/2048	5.750%	935,000	1,160,837
03/01/2050	4.800%	870,000	984,487
CSC Holdings LLC(a)
02/01/2028	5.375%	855,000	906,334
Intelsat Jackson Holdings SA(a),(h)
10/15/2024	0.000%	3,372,000	2,174,504
07/15/2025	0.000%	2,323,000	1,518,737
Time Warner Cable LLC
11/15/2040	5.875%	3,280,000	4,125,753
09/01/2041	5.500%	850,000	1,031,704
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	1,000,000	1,040,409
05/15/2029	5.500%	1,750,000	1,877,568
Total			22,801,089
Chemicals 0.3%
International Flavors & Fragrances, Inc.
09/26/2048	5.000%	6,005,000	7,485,317
Nutrition & Biosciences, Inc.(a)
12/01/2050	3.468%	970,000	979,427
Total			8,464,744
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.2%
IHS Markit Ltd.(a)
11/01/2022	5.000%	1,335,000	1,430,470
02/15/2025	4.750%	1,565,000	1,772,967
IHS Markit Ltd.
08/01/2028	4.750%	2,500,000	2,972,294
Matthews International Corp.(a)
12/01/2025	5.250%	706,000	670,631
Total			6,846,362
Diversified Manufacturing 0.1%
General Electric Co.(b)
3-month USD LIBOR + 0.380% 05/05/2026	0.629%	2,000,000	1,854,076
General Electric Co.
03/15/2032	6.750%	1,725,000	2,157,897
01/14/2038	5.875%	517,000	602,228
Total			4,614,201
Electric 1.2%
AEP Transmission Co. LLC
04/01/2050	3.650%	305,000	358,231
Appalachian Power Co.
05/15/2033	5.950%	3,225,000	4,150,885
Duke Energy Carolinas LLC
12/15/2041	4.250%	900,000	1,131,905
Entergy Louisiana LLC
04/01/2025	3.780%	5,900,000	6,481,377
ITC Holdings Corp.
07/01/2023	4.050%	1,740,000	1,878,814
11/15/2027	3.350%	1,000,000	1,116,248
Metropolitan Edison Co.(a)
04/15/2025	4.000%	3,000,000	3,350,550
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	700,000	711,982
Monongahela Power Co.(a)
12/15/2043	5.400%	2,511,000	3,497,638
Northern States Power Co.
08/15/2045	4.000%	2,250,000	2,829,394
PacifiCorp
07/01/2025	3.350%	2,000,000	2,218,281
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	6,950,000	7,510,021
Public Service Co. of Oklahoma
02/01/2021	4.400%	2,256,000	2,285,695
Total			37,521,021

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020	37

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.1%
GFL Environmental, Inc.(a)
12/15/2026	5.125%	920,000	949,718
Republic Services, Inc.
03/01/2030	2.300%	1,324,000	1,407,884
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,790,000	1,809,862
Total			4,167,464
Finance Companies 1.3%
AerCap Ireland Capital DAC/Global Aviation Trust
05/15/2021	4.500%	3,735,000	3,792,915
10/01/2021	5.000%	1,000,000	1,031,537
05/26/2022	3.500%	1,375,000	1,387,899
AerCap Ireland Capital Ltd./Global Aviation Trust
02/01/2022	3.950%	2,000,000	2,024,181
Air Lease Corp.
03/01/2025	3.250%	2,810,000	2,855,183
Avolon Holdings Funding Ltd.(a)
05/15/2024	5.250%	2,035,000	2,038,248
02/15/2025	2.875%	1,310,000	1,199,680
GE Capital Funding LLC(a)
05/15/2030	4.400%	3,000,000	3,213,111
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	15,697,000	16,557,757
Park Aerospace Holdings Ltd.(a)
03/15/2023	4.500%	5,955,000	5,894,272
02/15/2024	5.500%	2,620,000	2,650,271
Total			42,645,054
Food and Beverage 1.3%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	5,935,000	7,308,308
Anheuser-Busch InBev Worldwide, Inc.
04/15/2048	4.600%	1,850,000	2,212,012
Bacardi Ltd.(a)
05/15/2028	4.700%	970,000	1,128,761
05/15/2048	5.300%	1,400,000	1,772,734
Kraft Heinz Foods Co. (The)(a)
08/01/2039	7.125%	2,284,000	3,080,075
10/01/2049	4.875%	4,685,000	4,928,731
Kraft Heinz Foods Co. (The)
06/04/2042	5.000%	5,304,000	5,803,204
07/15/2045	5.200%	6,570,000	7,243,155
06/01/2046	4.375%	2,855,000	2,929,429
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	926,000	965,300
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(a)
08/15/2026	5.000%	1,000,000	1,025,338
03/01/2027	5.750%	2,000,000	2,101,979
Total			40,499,026
Gaming 0.6%
Churchill Downs, Inc.(a)
04/01/2027	5.500%	3,184,000	3,312,260
01/15/2028	4.750%	465,000	471,879
Colt Merger Sub, Inc.(a)
07/01/2025	6.250%	957,000	1,000,001
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	2,120,000	2,258,079
09/01/2024	3.350%	1,800,000	1,823,811
06/01/2025	5.250%	2,185,000	2,374,992
04/15/2026	5.375%	550,000	609,710
06/01/2028	5.750%	870,000	991,931
01/15/2029	5.300%	2,325,000	2,595,457
01/15/2030	4.000%	1,615,000	1,672,142
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	1,036,000	1,098,928
Total			18,209,190
Health Care 2.2%
Advocate Health & Hospitals Corp.
06/15/2030	2.211%	2,065,000	2,141,405
06/15/2050	3.008%	1,400,000	1,480,211
Becton Dickinson and Co.
06/06/2024	3.363%	1,380,000	1,492,489
Cigna Corp.
08/15/2038	4.800%	5,000,000	6,212,108
10/15/2047	3.875%	1,190,000	1,326,869
CVS Health Corp.
07/20/2045	5.125%	2,090,000	2,638,105
03/25/2048	5.050%	11,070,000	14,111,942
Encompass Health Corp.
02/01/2030	4.750%	1,241,000	1,259,453
Encompass Health Corp.(c)
04/01/2031	4.625%	1,170,000	1,170,000
Hartford HealthCare Corp.
04/01/2044	5.746%	3,000,000	3,950,382
HCA, Inc.
05/01/2023	4.750%	625,000	681,807
04/15/2025	5.250%	2,188,000	2,525,824
06/15/2026	5.250%	2,990,000	3,482,768
02/15/2027	4.500%	1,000,000	1,121,949
06/15/2039	5.125%	2,000,000	2,406,738
06/15/2049	5.250%	3,250,000	3,949,737
Kaiser Foundation Hospitals
04/01/2042	4.875%	1,800,000	2,464,272

38	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NYU Langone Hospitals
07/01/2042	4.428%	5,936,000	6,894,969
07/01/2055	3.380%	1,915,000	1,960,593
Partners Healthcare System, Inc.
07/01/2060	3.342%	2,858,000	3,156,798
Tenet Healthcare Corp.
07/15/2024	4.625%	850,000	852,643
Tenet Healthcare Corp.(a)
01/01/2026	4.875%	3,790,000	3,837,862
11/01/2027	5.125%	390,000	400,666
Total			69,519,590
Healthcare Insurance 0.6%
Anthem, Inc.
08/15/2021	3.700%	2,355,000	2,401,884
12/01/2047	4.375%	1,500,000	1,834,986
Centene Corp.(a)
04/01/2025	5.250%	530,000	550,937
Centene Corp.
12/15/2027	4.250%	1,505,000	1,574,543
02/15/2030	3.375%	772,000	799,606
Humana, Inc.
04/01/2030	4.875%	1,333,000	1,665,747
Molina Healthcare, Inc.
11/15/2022	5.375%	1,677,000	1,753,947
Molina Healthcare, Inc.(a)
06/15/2028	4.375%	3,208,000	3,269,674
UnitedHealth Group, Inc.
01/15/2047	4.200%	1,500,000	1,898,463
12/15/2048	4.450%	1,245,000	1,644,776
08/15/2049	3.700%	590,000	704,651
08/15/2059	3.875%	2,035,000	2,487,741
Total			20,586,955
Healthcare REIT 0.1%
HCP, Inc.
11/15/2023	4.250%	163,000	178,019
Ventas Realty LP
10/15/2026	3.250%	4,095,000	4,356,541
Total			4,534,560
Independent Energy 0.3%
Antero Resources Corp.
12/01/2022	5.125%	1,192,000	986,864
03/01/2025	5.000%	2,918,000	1,817,420
Canadian Natural Resources Ltd.
06/01/2027	3.850%	1,200,000	1,296,119
EQT Corp.
10/01/2027	3.900%	2,125,000	1,955,204
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hess Corp.
02/15/2041	5.600%	2,000,000	2,175,055
Marathon Oil Corp.
07/15/2023	8.125%	2,000,000	2,262,426
Range Resources Corp.
05/15/2025	4.875%	493,000	444,617
Total			10,937,705
Integrated Energy 0.6%
BP Capital Markets America, Inc.
04/06/2030	3.633%	4,730,000	5,423,899
02/24/2050	3.000%	1,820,000	1,743,533
Exxon Mobil Corp.
03/19/2030	3.482%	2,625,000	3,021,655
10/15/2030	2.610%	540,000	583,622
03/19/2050	4.327%	6,665,000	8,338,586
Total			19,111,295
Leisure 0.0%
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	947,000	886,934
Life Insurance 0.5%
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/15/2050	3.375%	3,205,000	3,258,306
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	4,400,000	4,955,802
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2050	3.300%	2,035,000	2,104,042
Teachers Insurance & Annuity Association of America(a),(g)
Subordinated
09/15/2054	4.375%	3,920,000	4,147,048
Total			14,465,198
Media and Entertainment 0.4%
Walt Disney Co. (The)
01/13/2031	2.650%	2,355,000	2,542,051
03/23/2040	4.625%	3,500,000	4,446,134
01/13/2051	3.600%	4,795,000	5,423,434
Total			12,411,619
Midstream 1.4%
Enbridge Energy Partners LP
10/15/2025	5.875%	2,500,000	2,985,234
Energy Transfer Operating LP
06/01/2027	5.500%	341,000	375,458
05/15/2030	3.750%	4,670,000	4,529,869

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020	39

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer Partners LP
02/01/2042	6.500%	1,525,000	1,597,494
03/15/2045	5.150%	3,048,000	2,765,492
12/15/2045	6.125%	2,400,000	2,428,633
EQT Midstream Partners LP
07/15/2028	5.500%	695,000	699,402
Kinder Morgan Energy Partners LP
03/15/2035	5.800%	1,000,000	1,217,994
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	1,973,000	2,121,821
12/15/2026	4.500%	2,000,000	2,130,459
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	910,000	884,617
04/15/2040	6.875%	1,890,000	1,965,383
Sabine Pass Liquefaction LLC
03/15/2027	5.000%	2,500,000	2,818,673
Sabine Pass Liquefaction LLC(a)
05/15/2030	4.500%	5,000,000	5,632,703
Sunoco Logistics Partners Operations LP
05/15/2045	5.350%	925,000	859,810
Targa Resources Partners LP/Finance Corp.
01/15/2029	6.875%	899,000	962,553
TC PipeLines LP
05/25/2027	3.900%	4,500,000	4,825,378
Williams Companies, Inc. (The)
11/15/2023	4.500%	2,200,000	2,410,582
09/15/2025	4.000%	2,350,000	2,612,345
04/15/2040	6.300%	1,000,000	1,233,387
Total			45,057,287
Office REIT 0.5%
Boston Properties LP
05/15/2021	4.125%	1,351,000	1,368,673
01/30/2031	3.250%	3,575,000	3,856,572
Piedmont Operating Partnership LP
06/01/2023	3.400%	4,815,000	4,971,054
SL Green Operating Partnership LP
10/15/2022	3.250%	4,000,000	4,079,102
Total			14,275,401
Oil Field Services 0.1%
Transocean Phoenix 2 Ltd.(a)
10/15/2024	7.750%	464,100	426,921
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	981,240	875,531
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	1,227,000	982,853
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Proteus Ltd.(a)
12/01/2024	6.250%	364,000	324,817
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	684,000	676,213
Total			3,286,335
Other Industry 0.2%
Duke University
10/01/2055	2.832%	1,510,000	1,589,855
PowerTeam Services LLC(a)
12/04/2025	9.033%	2,981,000	3,150,365
Total			4,740,220
Other REIT 0.1%
American Campus Communities Operating Partnership LP
07/01/2024	4.125%	1,000,000	1,078,532
CyrusOne LP/Finance Corp.
11/15/2024	2.900%	1,000,000	1,062,707
11/01/2030	2.150%	2,115,000	2,070,035
Total			4,211,274
Packaging 0.2%
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	582,000	612,927
OI European Group BV(a)
03/15/2023	4.000%	135,000	137,160
Sealed Air Corp.(a)
12/01/2022	4.875%	1,022,000	1,067,673
09/15/2025	5.500%	591,000	657,644
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	3,705,000	3,835,990
Total			6,311,394
Pharmaceuticals 1.3%
AbbVie, Inc.(a)
03/15/2025	3.800%	1,450,000	1,606,333
03/15/2035	4.550%	530,000	646,745
11/21/2039	4.050%	1,425,000	1,635,449
11/21/2049	4.250%	6,140,000	7,262,455
AbbVie, Inc.
11/06/2042	4.400%	1,500,000	1,778,520
05/14/2045	4.700%	1,000,000	1,225,428
05/14/2046	4.450%	1,425,000	1,700,720
11/14/2048	4.875%	1,100,000	1,392,736
Amgen, Inc.
05/01/2045	4.400%	1,375,000	1,699,172
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%	846,000	867,750
04/01/2026	9.250%	252,000	277,148

40	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayer US Finance II LLC(a)
07/15/2024	3.375%	2,860,000	3,094,507
12/15/2025	4.250%	1,835,000	2,098,042
12/15/2028	4.375%	1,405,000	1,648,398
06/25/2038	4.625%	2,925,000	3,475,098
06/25/2048	4.875%	6,145,000	7,630,684
Bayer US Finance LLC(a)
10/08/2024	3.375%	3,000,000	3,268,625
Total			41,307,810
Property & Casualty 0.4%
Berkshire Hathaway Finance Corp.
08/15/2048	4.200%	1,240,000	1,586,800
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	3,225,000	3,966,452
Farmers Exchange Capital II(a),(g)
Subordinated
11/01/2053	6.151%	3,810,000	4,801,850
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	2.540%	2,815,000	2,808,563
Total			13,163,665
Retailers 0.4%
Alimentation Couche-Tard, Inc.(a)
07/26/2022	2.700%	1,365,000	1,408,062
01/25/2030	2.950%	1,331,000	1,434,913
01/25/2050	3.800%	3,355,000	3,691,678
Rite Aid Corp.(a)
11/15/2026	8.000%	825,000	823,888
Walgreens Boots Alliance, Inc.
06/01/2026	3.450%	1,400,000	1,529,100
11/18/2044	4.800%	2,500,000	2,726,267
Total			11,613,908
Technology 0.4%
Apple, Inc.
05/11/2050	2.650%	1,950,000	2,025,951
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	2,297,000	2,466,288
Broadcom, Inc.
10/15/2022	3.125%	1,500,000	1,569,894
10/15/2024	3.625%	2,960,000	3,231,829
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(a)
06/15/2021	4.420%	289,000	295,308
Gartner, Inc.(a)
10/01/2030	3.750%	3,000,000	3,038,246
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	1,067,000	1,132,152
Total			13,759,668
Tobacco 0.5%
BAT Capital Corp.
03/25/2031	2.726%	1,205,000	1,200,346
08/15/2037	4.390%	1,870,000	2,022,344
08/15/2047	4.540%	6,792,000	7,258,890
Reynolds American, Inc.
08/15/2035	5.700%	1,185,000	1,479,526
08/15/2045	5.850%	4,180,000	5,088,303
Total			17,049,409
Treasury 0.0%
Saudi Government International Bond(a)
10/22/2030	3.250%	300,000	326,760
Wireless 1.2%
Sprint Corp.
09/15/2023	7.875%	270,000	310,147
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%	1,653,750	1,674,039
03/20/2025	4.738%	8,295,000	8,990,358
03/20/2028	5.152%	2,780,000	3,253,215
T-Mobile USA, Inc.
03/01/2023	6.000%	2,196,000	2,201,386
04/15/2024	6.000%	1,894,000	1,931,974
T-Mobile USA, Inc.(a)
04/15/2030	3.875%	3,000,000	3,406,053
02/15/2031	2.550%	2,340,000	2,424,442
04/15/2040	4.375%	3,000,000	3,514,452
Vodafone Group PLC
05/30/2048	5.250%	3,085,000	3,980,360
06/19/2049	4.875%	4,340,000	5,372,325
09/17/2050	4.250%	1,960,000	2,272,290
Total			39,331,041
Wirelines 1.1%
AT&T, Inc.
02/15/2030	4.300%	800,000	948,020
05/15/2035	4.500%	620,000	731,294
03/01/2037	5.250%	5,640,000	7,042,391
03/01/2039	4.850%	2,796,000	3,358,099
12/15/2042	4.300%	1,000,000	1,126,746
06/15/2044	4.800%	7,945,000	9,468,305
05/15/2046	4.750%	2,360,000	2,749,722
02/01/2052	3.300%	2,375,000	2,239,286
AT&T, Inc.(a)
09/15/2053	3.500%	641,000	620,803

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020	41

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
C&W Senior Financing DAC(a)
09/15/2027	6.875%	480,000	497,010
Koninklijke KPN NV
10/01/2030	8.375%	1,300,000	1,886,477
Level 3 Financing, Inc.
05/01/2025	5.375%	2,500,000	2,578,299
Level 3 Financing, Inc.(a)
09/15/2027	4.625%	496,000	509,453
Total			33,755,905
Total Corporate Bonds & Notes (Cost $711,927,666)			760,771,414

Foreign Government Obligations(i) 1.8%

Azerbaijan 0.0%
Southern Gas Corridor CJSC(a)
03/24/2026	6.875%	800,000	912,618
Chile 0.1%
Corporación Nacional del Cobre de Chile(a)
01/14/2030	3.150%	635,000	675,538
Corporación Nacional del Cobre de Chile(a)
08/01/2027	3.625%	1,200,000	1,316,109
Empresa de Transporte de Pasajeros Metro SA(a)
05/07/2030	3.650%	520,000	574,764
Total			2,566,411
Colombia 0.1%
Colombia Government International Bond
01/28/2026	4.500%	1,000,000	1,105,369
04/25/2027	3.875%	407,000	439,239
01/30/2030	3.000%	200,000	203,837
05/15/2049	5.200%	1,221,000	1,478,980
Total			3,227,425
Croatia 0.0%
Croatia Government International Bond(a)
01/26/2024	6.000%	1,025,000	1,187,739
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/27/2025	5.500%	518,000	551,534
07/19/2028	6.000%	1,665,000	1,791,817
01/30/2030	4.500%	300,000	295,464
Total			2,638,815
Egypt 0.0%
Egypt Government International Bond(a)
02/21/2023	5.577%	750,000	769,981
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Indonesia 0.2%
Indonesia Government International Bond
02/14/2030	2.850%	701,000	737,354
PT Indonesia Asahan Aluminium Persero(a)
11/15/2028	6.530%	1,200,000	1,463,735
PT Pertamina Persero(a)
08/25/2030	3.100%	1,443,000	1,496,975
PT Perusahaan Gas Negara Persero Tbk(a)
05/16/2024	5.125%	1,100,000	1,204,918
Total			4,902,982
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/19/2047	5.750%	1,355,000	1,612,350
Malaysia 0.0%
Petronas Capital Ltd.(a)
04/21/2030	3.500%	500,000	559,189
Mexico 0.5%
Banco Nacional de Comercio Exterior SNC(a),(g)
Subordinated
08/11/2026	3.800%	300,000	299,467
Mexico Government International Bond
01/11/2028	3.750%	731,000	787,351
04/16/2030	3.250%	3,651,000	3,743,792
Petroleos Mexicanos
03/13/2027	6.500%	2,715,000	2,543,664
09/21/2047	6.750%	3,348,000	2,588,572
Petroleos Mexicanos(a)
01/23/2050	7.690%	5,375,000	4,497,355
01/28/2060	6.950%	1,730,000	1,337,269
Total			15,797,470
Netherlands 0.0%
Petrobras Global Finance BV
01/15/2030	5.093%	1,524,000	1,601,047
Panama 0.0%
Panama Government International Bond
01/23/2030	3.160%	1,386,000	1,507,578
Paraguay 0.0%
Paraguay Government International Bond(a)
01/25/2023	4.625%	200,000	212,078
Peru 0.1%
Fondo MIVIVIENDA SA(a)
01/31/2023	3.500%	500,000	520,910

42	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2020 (Unaudited)
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peruvian Government International Bond
08/25/2027	4.125%	1,562,000	1,822,780
06/20/2030	2.844%	1,382,000	1,504,831
Petroleos del Peru SA(a)
06/19/2032	4.750%	300,000	324,507
Total			4,173,028
Qatar 0.1%
Qatar Government International Bond(a)
04/23/2028	4.500%	1,956,000	2,342,179
06/02/2046	4.625%	729,000	961,261
Total			3,303,440
Russian Federation 0.1%
Russian Foreign Bond - Eurobond(a)
03/21/2029	4.375%	2,200,000	2,533,650
Saudi Arabia 0.1%
Saudi Arabia Government International Bond(a)
04/17/2025	4.000%	820,000	911,089
Saudi Arabian Oil Co.(a)
04/16/2039	4.250%	200,000	230,619
Saudi Government International Bond(a)
03/04/2028	3.625%	725,000	804,730
02/03/2032	2.750%	300,000	312,695
10/26/2046	4.500%	440,000	530,014
01/21/2055	3.750%	200,000	217,417
Total			3,006,564
South Africa 0.1%
Republic of South Africa Government International Bond
10/12/2028	4.300%	475,000	443,658
09/30/2029	4.850%	895,000	856,441
09/30/2049	5.750%	900,000	766,559
Total			2,066,658
Turkey 0.0%
Turkey Government International Bond
03/23/2023	3.250%	1,070,000	1,016,713
United Arab Emirates 0.1%
Abu Dhabi Government International Bond(a)
09/30/2029	2.500%	2,014,000	2,155,356
DP World Crescent Ltd.(a)
09/26/2028	4.848%	940,000	1,045,089
Total			3,200,445
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uruguay 0.1%
Uruguay Government International Bond
10/27/2027	4.375%	1,247,705	1,441,391
01/23/2031	4.375%	600,000	713,950
Total			2,155,341
Total Foreign Government Obligations (Cost $58,096,886)			58,951,522

Inflation-Indexed Bonds 1.1%

United States 1.1%
U.S. Treasury Inflation-Indexed Bond
04/15/2025	0.125%	7,482,123	7,964,043
07/15/2030	0.125%	13,899,380	15,453,921
02/15/2050	0.250%	10,633,298	12,564,858
Total			35,982,822
Total Inflation-Indexed Bonds (Cost $33,997,288)			35,982,822

Municipal Bonds 1.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Taxable Washington University
Series 2017
08/15/2057	3.652%	1,365,000	1,683,509
Indiana University
Taxable Refunding Revenue Bonds
Series 2020B
06/01/2060	3.067%	2,000,000	2,327,040
Total			4,010,549
Hospital 0.3%
Regents of the University of California Medical Center
Revenue Bonds
Series 2020
05/15/2050	3.006%	630,000	680,847
Taxable
Series 2020N
05/15/2060	3.256%	9,820,000	10,710,871
Total			11,391,718
Local General Obligation 0.3%
City of New York
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2031	5.206%	2,400,000	2,994,144

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020	43

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2010
10/01/2024	5.047%	5,000,000	5,538,250
Total			8,532,394
Special Non Property Tax 0.1%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds
Build America Bonds
Series 2010
08/01/2037	5.508%	2,110,000	2,946,087
State General Obligation 0.2%
Commonwealth of Massachusetts
Unlimited General Obligation Bonds
Series 2020C
03/01/2049	3.000%	5,010,000	5,350,480
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Green Bond
Series 2020C-2
11/15/2049	5.175%	1,915,000	2,090,816
Total Municipal Bonds (Cost $31,125,259)			34,322,044

Residential Mortgage-Backed Securities - Agency 31.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2031- 03/01/2047	3.000%	49,509,184	52,154,855
12/01/2031- 07/01/2032	2.500%	8,260,135	8,729,550
09/01/2032- 01/01/2050	3.500%	149,242,039	162,655,863
07/01/2035- 10/01/2048	5.000%	5,903,762	6,536,459
04/01/2036- 09/01/2039	6.000%	173,669	198,464
06/01/2038- 01/01/2040	5.500%	647,188	746,634
03/01/2039- 10/01/2048	4.500%	11,323,736	12,496,389
08/01/2044- 01/01/2049	4.000%	9,508,855	10,692,642
CMO Series 360 Class 250
11/15/2047	2.500%	3,577,748	3,709,484
Federal Home Loan Mortgage Corp.(j)
09/01/2046	3.000%	5,593,341	5,903,995
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
CMO Series 2863 Class FM
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 7.000% 10/15/2031	0.652%	887,863	890,338
Federal Home Loan Mortgage Corp.(b),(e)
CMO Series 2980 Class SL
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 11/15/2034	6.548%	267,972	69,444
Federal Home Loan Mortgage Corp.(e)
CMO Series 4037 Class PI
04/15/2027	3.000%	432,458	20,832
CMO Series 4090 Class EI
08/15/2022	2.500%	218,759	3,322
CMO Series 4093 Class IA
03/15/2042	4.000%	2,157,500	647,483
Federal National Mortgage Association
12/01/2025- 06/01/2049	3.500%	40,058,576	42,885,059
06/01/2032- 11/01/2049	3.000%	23,938,797	25,065,887
05/01/2033- 08/01/2039	5.000%	235,081	267,751
11/01/2038- 11/01/2040	6.000%	2,684,630	3,214,622
10/01/2040	2.000%	15,460,000	15,993,255
08/01/2043- 07/01/2047	4.000%	37,335,195	40,930,215
02/01/2046- 08/01/2048	4.500%	17,573,719	19,060,814
CMO Series 2013-13 Class PH
04/25/2042	2.500%	4,207,260	4,380,584
CMO Series 2018-54 Class KA
01/25/2047	3.500%	4,394,349	4,591,532
CMO Series 2018-86 Class JA
05/25/2047	4.000%	3,395,647	3,530,274
CMO Series 2018-94D Class KD
12/25/2048	3.500%	2,959,826	3,094,182
CMO Series 2019-1 Class KP
02/25/2049	3.250%	5,761,221	6,047,478
Federal National Mortgage Association(c)
10/01/2040	2.000%	14,630,000	15,156,361
Federal National Mortgage Association(b),(e)
CMO Series 2004-94 Class HJ
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 10/25/2034	6.552%	30,024	989

44	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-8 Class HL
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2036	6.552%	1,100,004	230,168
CMO Series 2013-81 Class NS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/25/2042	6.052%	375,460	50,969
Federal National Mortgage Association(e)
CMO Series 2013-45 Class IK
02/25/2043	3.000%	312,466	26,638
Government National Mortgage Association
08/15/2033- 08/20/2048	4.500%	15,038,356	16,389,944
04/15/2035- 10/20/2047	5.000%	7,558,266	8,358,608
07/15/2040- 10/20/2048	4.000%	20,595,576	22,020,249
04/20/2046- 07/20/2049	3.500%	49,824,947	53,024,629
11/20/2046- 10/20/2049	3.000%	33,734,913	35,278,811
Government National Mortgage Association(k)
CMO Series 2006-26 Class
06/20/2036	0.000%	28,385	26,745
Government National Mortgage Association(b),(e)
CMO Series 2013-124 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2041	5.994%	551,915	26,174
Government National Mortgage Association TBA(c)
10/21/2050	2.000%	61,775,000	64,178,434
10/21/2050	2.500%	40,350,000	42,375,381
Uniform Mortgage-Backed Security TBA(c)
10/19/2035	1.500%	15,650,000	16,013,129
10/19/2035- 10/14/2050	2.000%	187,650,000	194,282,492
10/14/2050- 11/12/2050	2.500%	80,450,000	84,331,042
Total Residential Mortgage-Backed Securities - Agency (Cost $959,462,341)			986,288,170

Residential Mortgage-Backed Securities - Non-Agency 6.5%

Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-R8 Class M3
1-month USD LIBOR + 0.765% Floor 0.770% 10/25/2035	0.913%	15,086,309	14,631,602
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Asset-Backed Funding Certificates Trust(b)
CMO Series 2005-HE1 Class M1
1-month USD LIBOR + 0.630% Floor 0.630% 03/25/2035	0.778%	2,065,066	2,059,622
Banc of America Funding Trust(b)
CMO Series 2006-G Class 2A1
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 10.500% 07/20/2036	0.596%	934,337	936,336
BCAP LLC Trust(b)
CMO Series 2007-AA1 Class 2A1
1-month USD LIBOR + 0.180% Floor 0.180% 03/25/2037	0.328%	7,656,945	7,302,905
BCAP LLC Trust(a),(d)
CMO Series 2013-RR5 Class 2A1
03/26/2037	3.344%	663,805	667,336
CIM Trust(a),(d)
CMO Series 2017-8 Class A2
12/25/2065	4.000%	14,500,000	14,463,487
CMO Series 2019-R4 Class A1
10/25/2059	3.000%	11,586,990	10,792,246
CMO Series 2020-R3 Class A1A
01/26/2060	4.000%	13,466,082	13,464,729
CMO Series 2020-R4 Class A1A
06/25/2060	3.300%	14,052,068	14,256,724
CIT Mortgage Loan Trust(a),(b)
CMO Series 2007-1 Class 2A3
1-month USD LIBOR + 1.450% Floor 1.450% 10/25/2037	1.698%	4,926,466	4,950,976
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2015-6 Class 2A1
12/25/2035	0.715%	749,062	744,882
CitiMortgage Alternative Loan Trust
CMO Series 2006-A5 Class 1A12
10/25/2036	6.000%	1,645,678	1,638,184
Countrywide Alternative Loan Trust(b)
CMO Series 2005-76 Class 1A1
1-year MTA + 1.480% Floor 1.480% 01/25/2036	2.651%	3,776,405	3,642,704
Countrywide Alternative Loan Trust(d)
CMO Series 2006-HY12 Class A5
08/25/2036	3.228%	5,836,700	6,030,881
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(d)
CMO Series 2004-AR5 Class 2A1
06/25/2034	3.804%	765,220	784,918

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020	45

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates(a),(d)
CMO Series 2015-5R Class 1A1
09/27/2046	2.091%	2,793,221	2,668,803
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2015-5R Class 2A1
1-month USD LIBOR + 0.280% Floor 0.280% 04/27/2047	0.483%	1,380,017	1,357,389
CSMC Trust(a),(d)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	9,797,996	10,746,908
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2006-14 Class 2A3
1-month USD LIBOR + 0.240% Floor 0.240% 02/25/2037	0.415%	5,372,450	5,132,351
First Horizon Alternative Mortgage Securities Trust(d)
CMO Series 2005-AA10 Class 2A1
12/25/2035	3.064%	2,126,612	1,878,740
CMO Series 2005-AA7 Class 2A1
09/25/2035	2.547%	1,405,700	1,329,940
CMO Series 2005-AA8 Class 2A1
10/25/2035	2.455%	2,682,165	2,127,076
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/2037	6.000%	988,085	666,103
GMAC Mortgage Loan Trust(d)
CMO Series 2005-AR6 Class 2A1
11/19/2035	3.864%	1,697,838	1,586,271
GS Mortgage-Backed Securities Trust(a)
CMO Series 2018-RPL1 Class A1A
10/25/2057	3.750%	9,808,999	10,247,743
GSR Mortgage Loan Trust(d)
CMO Series 2005-AR6 Class 4A5
09/25/2035	2.963%	394,089	392,827
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200% 11/19/2036	0.356%	11,634,764	10,151,555
IndyMac Index Mortgage Loan Trust(b)
CMO Series 2006-AR27 Class 1A3
1-month USD LIBOR + 0.270% Floor 0.270%, Cap 10.500% 10/25/2036	0.418%	4,493,149	2,569,391
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month USD LIBOR + 0.390% Floor 0.390% 05/25/2035	0.538%	10,000,000	9,896,390
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A
1-month USD LIBOR + 0.150% Floor 0.150% 11/25/2036	0.298%	5,777,279	4,291,276
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-2 Class A2C
1-month USD LIBOR + 0.240% Floor 0.240% 05/25/2037	0.388%	4,064,344	3,056,213
Merrill Lynch Mortgage-Backed Securities Trust(b)
CMO Series 2007-2 Class 1A1
1-year CMT + 2.400% Floor 2.400% 08/25/2036	2.510%	1,231,218	1,155,009
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-2AR Class A
1-month USD LIBOR + 0.260% Floor 0.260%, Cap 11.000% 04/25/2035	0.408%	975,494	951,421
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
1-month USD LIBOR + 0.280% Floor 0.280%, Cap 11.500% 10/25/2035	0.708%	2,655,963	2,659,137
Nationstar Home Equity Loan Trust(b)
CMO Series 2006-B Class AV4
1-month USD LIBOR + 0.280% Floor 0.280% 09/25/2036	0.428%	2,998,049	2,983,490
New Century Home Equity Loan Trust(b)
CMO Series 2005-1 Class M1
1-month USD LIBOR + 0.675% Floor 0.675%, Cap 12.500% 03/25/2035	0.823%	8,207,356	8,032,943
Option One Mortgage Loan Trust(b)
CMO Series 2006-1 Class 1A1
1-month USD LIBOR + 0.220% Floor 0.220% 01/25/2036	0.368%	6,377,943	5,988,981
RALI Trust(d)
CMO Series 2005-QA8 Class CB21
07/25/2035	3.827%	1,297,524	954,342
Saxon Asset Securities Trust(b)
CMO Series 2006-2 Class A2
1-month USD LIBOR + 0.130% Floor 0.130% 09/25/2036	0.278%	456,565	455,097

46	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR3 Class 12A1
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 10.500% 05/25/2036	0.588%	6,487,972	5,423,030
WaMu Mortgage Pass-Through Certificates Trust(d)
CMO Series 2003-AR10 Class A7
10/25/2033	3.610%	600,165	594,749
CMO Series 2003-AR9 Class 1A6
09/25/2033	2.790%	490,197	481,004
CMO Series 2005-AR4 Class A5
04/25/2035	3.545%	779,558	777,576
CMO Series 2007-HY2 Class 1A1
12/25/2036	3.353%	2,811,588	2,778,039
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month USD LIBOR + 0.260% 11/25/2045	0.668%	2,609,588	2,517,892
CMO Series 2006-AR11 Class 1A
1-year MTA + 0.960% Floor 0.960% 09/25/2046	2.131%	4,930,792	4,412,634
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	2.111%	3,436,086	3,306,810
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $208,314,483)			207,938,662

Senior Loans 0.9%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(l)
Tranche E Term Loan
1-month USD LIBOR + 2.250% 05/30/2025	2.397%	935,875	883,120
Airlines 0.0%
American Airlines, Inc.(b),(j),(l)
Term Loan
1-month USD LIBOR + 1.750% 01/29/2027		500,000	362,815
Automotive 0.0%
Clarios Global LP(b),(l)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 04/30/2026	3.647%	594,000	577,849
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.1%
Charter Communications Operating LLC/Safari LLC(b),(l)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/01/2027	1.900%	248,120	242,138
CSC Holdings LLC(b),(l)
Term Loan
3-month USD LIBOR + 2.250% 01/11/2026	2.402%	1,379,000	1,330,445
Total			1,572,583
Electric 0.0%
Homer City Generation LP(h),(l)
Term Loan
02/08/2023	0.000%	378,649	265,055
Vistra Operations Co., LLC(b),(l)
Term Loan
3-month USD LIBOR + 1.750% 12/31/2025	1.897%	347,124	341,615
Total			606,670
Environmental 0.1%
Clean Harbors, Inc.(b),(l)
Term Loan
3-month USD LIBOR + 1.750% 06/30/2024	1.897%	342,045	340,848
GFL Environmental, Inc.(b),(l)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	4.000%	1,249,327	1,242,455
Total			1,583,303
Finance Companies 0.1%
Avolon Borrower 1 LLC(b),(l)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 01/15/2025	2.500%	175,812	170,659
Delos Finance SARL(b),(l)
Term Loan
3-month USD LIBOR + 1.750% 10/06/2023	1.970%	1,625,500	1,585,675
Total			1,756,334
Gaming 0.0%
Churchill Downs, Inc.(b),(l)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/27/2024	2.150%	390,955	377,393

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020	47

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.1%
Change Healthcare Holdings LLC(b),(l)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/01/2024	3.500%	1,233,588	1,206,030
Gentiva Health Services, Inc.(b),(l)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.250% 07/02/2025	3.438%	275,118	269,100
IQVIA, Inc./Quintiles IMS(b),(l)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 01/17/2025	1.897%	439,798	433,294
MPH Acquisition Holdings LLC(b),(l)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 06/07/2023	3.750%	760,553	747,517
Total			2,655,941
Other Industry 0.0%
PowerTeam Services LLC(b),(l)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 02/28/2025	4.250%	458,435	445,544
Packaging 0.0%
Berry Global, Inc.(b),(l)
Tranche Y Term Loan
1-month USD LIBOR + 2.000% 07/01/2026	2.156%	740,625	717,577
Reynolds Group Holdings, Inc.(b),(l)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	2.897%	826,229	815,182
Total			1,532,759
Pharmaceuticals 0.2%
Bausch Health Companies, Inc.(b),(l)
Term Loan
3-month USD LIBOR + 3.000% 06/01/2025	3.151%	2,067,152	2,023,659
Elanco Animal Health, Inc.(b),(l)
Term Loan
1-month USD LIBOR + 1.750% 08/01/2027	1.899%	3,540,204	3,436,937
Total			5,460,596
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.0%
New Red Finance, Inc./Burger King/Tim Hortons(b),(l)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	1.897%	539,416	516,265
Technology 0.0%
SS&C Technologies Holdings, Inc.(b),(l)
Tranche B3 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	1.897%	277,945	268,680
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 04/16/2025	1.897%	195,275	188,767
Total			457,447
Transportation Services 0.0%
PODS LLC(b),(l)
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 11/21/2024	3.750%	434,213	424,626
Wireless 0.1%
SBA Senior Finance II LLC(b),(l)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	1.900%	1,422,263	1,383,634
T-Mobile USA, Inc.(b),(l)
Term Loan
1-month USD LIBOR + 3.000% 04/28/2027	3.147%	2,344,125	2,340,562
Total			3,724,196
Wirelines 0.2%
CenturyLink, Inc.(b),(l)
Tranche B Term Loan
1-month USD LIBOR + 2.250% 03/15/2027	2.397%	248,125	237,979
Frontier Communications Corp.(b),(j),(l)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 06/15/2024	6.000%	2,621,049	2,572,638
Telenet Financing USD LLC(b),(l)
Tranche AR Term Loan
6-month USD LIBOR + 2.000% 04/21/2029	2.152%	750,000	722,932

48	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group Holdings, Inc.(b),(l)
Term Loan
1-month USD LIBOR + 3.000% 03/09/2027	3.147%	1,542,250	1,494,610
Total			5,028,159
Total Senior Loans (Cost $28,046,193)			27,965,600

Treasury Bills 0.7%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 0.7%
U.S. Cash Management Bill
02/09/2021	0.100%	21,310,000	21,302,672
Total Treasury Bills (Cost $21,300,501)			21,302,672

U.S. Treasury Obligations 24.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
07/31/2022	0.125%	42,320,000	42,318,347
08/31/2022	0.125%	171,115,000	171,108,316
09/30/2022	0.125%	189,310,000	189,310,000
08/31/2025	0.250%	60,335,000	60,287,863
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/30/2025	0.250%	87,100,000	87,004,735
09/30/2027	0.375%	36,580,000	36,351,375
08/15/2030	0.625%	61,905,000	61,595,475
05/15/2050	1.250%	58,742,000	55,823,257
08/15/2050	1.375%	74,600,000	73,201,250
Total U.S. Treasury Obligations (Cost $779,634,172)			777,000,618

Money Market Funds 14.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(m),(n)	448,846,929	448,802,045
Total Money Market Funds (Cost $448,828,483)		448,802,045
Total Investments in Securities (Cost: $3,504,211,529)		3,579,251,930
Other Assets & Liabilities, Net		(403,506,258)
Net Assets		3,175,745,672

At September 30, 2020, securities and/or cash totaling $8,842,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	1,839	12/2020	USD	231,771,469	140,543	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Bond 10-Year Note	(71)	12/2020	USD	(11,354,453)	—	(12,760)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2020, the total value of these securities amounted to $447,606,758, which represents 14.09% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2020.
(c)	Represents a security purchased on a when-issued basis.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2020.
(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020	49

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Non-income producing investment.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2020.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2020, the total value of these securities amounted to $3,958,296, which represents 0.12% of total net assets.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	Represents a security purchased on a forward commitment basis.
(k)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(l)	The stated interest rate represents the weighted average interest rate at September 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	91,943,308	2,511,161,088	(2,154,277,316)	(25,035)	448,802,045	(177,008)	1,702,217	448,846,929
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
50	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2020

Portfolio of Investments
CTIVP® – Wells Fargo Short Duration Government Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 12.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2019-1A Class A
03/20/2023	3.450%	16,988,000	17,384,216
Ford Credit Auto Lease Trust
Series 2020-B Class A4
10/15/2023	0.690%	8,963,000	8,995,190
Ford Credit Auto Owner Trust(a)
Series 2017-1 Class A
08/15/2028	2.620%	14,806,000	15,256,619
Series 2018-2 Class A
01/15/2030	3.470%	10,605,000	11,438,437
GM Financial Consumer Automobile Receivables Trust
Series 2020-2 Class A3
12/16/2024	1.490%	3,833,000	3,909,270
Navient Private Education Loan Trust(a)
Series 2017-A Class A2A
12/16/2058	2.880%	2,682,055	2,726,217
Navient Private Education Refi Loan Trust(a)
Series 2019-GA Class A
10/15/2068	2.400%	16,561,470	16,912,865
Series 2020-DA Class A
05/15/2069	1.690%	22,965,245	23,257,684
Series 2020-GA Class A
09/16/2069	1.170%	8,448,000	8,462,280
Nelnet Student Loan Trust(b)
Series 2004-4 Class A5
3-month USD LIBOR + 0.160% Floor 0.160% 01/25/2037	0.405%	10,957,884	10,741,055
Nelnet Student Loan Trust(a),(b)
Series 2012-1A Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/27/2039	0.948%	6,901,908	6,837,167
Series 2016-1A Class A
1-month USD LIBOR + 0.800% 09/25/2065	0.948%	6,075,619	6,011,634
SLC Student Loan Trust(b)
Series 2010-1 Class A
3-month USD LIBOR + 0.875% Floor 0.875% 11/25/2042	1.125%	2,226,608	2,221,964
SLM Student Loan Trust(b)
Series 2005-6 Class A6
3-month USD LIBOR + 0.140% 10/27/2031	0.385%	2,370,241	2,332,310
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012-3 Class A
1-month USD LIBOR + 0.650% 12/27/2038	0.798%	7,323,465	7,218,720
Series 2013-4 Class A
1-month USD LIBOR + 0.550% 06/25/2043	0.698%	16,218,251	15,868,880
SMB Private Education Loan Trust(a)
Series 2015-A Class A2A
06/15/2027	2.490%	1,400,275	1,416,483
Series 2016-B Class A2A
02/17/2032	2.430%	96,061	98,332
Series 2020-BA Class A1A
07/15/2053	1.290%	14,305,000	14,252,524
SMB Private Education Loan Trust(a),(b)
Series 2016-B Class A2B
1-month USD LIBOR + 1.450% 02/17/2032	1.602%	2,093,418	2,101,449
Series 2017-A Class A2B
1-month USD LIBOR + 0.900% 09/15/2034	1.052%	5,329,746	5,318,977
Series 2017-B Class A2B
1-month USD LIBOR + 0.750% Floor 0.750% 10/15/2035	0.902%	6,788,746	6,731,040
SoFi Professional Loan Program LLC(a),(b)
Series 2016-C Class A1
1-month USD LIBOR + 1.100% 10/27/2036	1.248%	633,889	635,032
Series 2016-D Class A1
1-month USD LIBOR + 0.950% 01/25/2039	1.098%	1,269,764	1,272,324
Series 2016-E Class A1
1-month USD LIBOR + 0.850% 07/25/2039	0.998%	1,423,429	1,421,073
Series 2017-A Class A1
1-month USD LIBOR + 0.700% Floor 0.700% 03/26/2040	0.848%	823,754	822,862
Series 2017-C Class A1
1-month USD LIBOR + 0.600% 07/25/2040	0.748%	950,329	946,809
SoFi Professional Loan Program LLC(a)
Series 2017-E Class A2B
11/26/2040	2.720%	3,635,339	3,688,690
CTIVP® – Wells Fargo Short Duration Government Fund | Quarterly Report 2020	51

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, September 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Professional Loan Program Trust(a)
Series 2020-C Class AFX
02/15/2046	1.950%	4,724,593	4,814,787
Total Asset-Backed Securities — Non-Agency (Cost $201,830,096)			203,094,890

Commercial Mortgage-Backed Securities - Agency 0.0%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(b)
Series KI02 Class A
1-month USD LIBOR + 0.200% Floor 0.200% 02/25/2023	0.357%	205,262	205,262
Total Commercial Mortgage-Backed Securities - Agency (Cost $205,262)			205,262

Commercial Mortgage-Backed Securities - Non-Agency 0.1%

Citigroup Commercial Mortgage Trust
Series 2014-GC25 Class AAB
10/10/2047	3.371%	1,257,079	1,316,288
DBUBS Mortgage Trust(a)
Series 2011-LC2A Class A1
07/10/2044	3.527%	34,457	34,596
GS Mortgage Securities Trust
Series 2012-GCJ7 Class AAB
05/10/2045	2.935%	245,251	245,523
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $1,552,070)			1,596,407

Corporate Bonds & Notes 1.0%

Banking 1.0%
Nordea Bank Abp(a)
06/09/2023	1.000%	8,497,000	8,610,293
Swedbank AB(a)
09/25/2023	0.600%	6,746,000	6,736,812
Total			15,347,105
Total Corporate Bonds & Notes (Cost $15,233,439)			15,347,105

Foreign Government Obligations(c) 0.4%

Canada 0.4%
HSBC Bank Canada(a)
05/14/2023	0.950%	6,464,000	6,541,561
Total Foreign Government Obligations (Cost $6,457,148)			6,541,561

Residential Mortgage-Backed Securities - Agency 56.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
11/01/2028	2.500%	32,886,434	34,814,423
03/01/2031	3.500%	4,646,738	5,062,587
04/01/2031- 11/01/2048	4.500%	17,563,551	19,578,596
10/01/2033- 07/01/2049	4.000%	19,563,405	21,536,303
CMO Series 2010-3653 Class AU
04/15/2040	4.000%	1,090,711	1,176,674
CMO Series 204788 Class GL
07/15/2042	4.500%	7,579,463	7,618,192
CMO Series 3738 Class BP
12/15/2038	4.000%	1,147,019	1,156,089
CMO Series 4239 Class AB
12/15/2039	4.000%	1,449,020	1,467,125
CMO Series 4332 Class GL
05/15/2039	4.000%	2,175,429	2,206,319
CMO Series 4425 Class LA
07/15/2039	4.000%	2,753,807	2,799,552
CMO Series 4426 Class QC
07/15/2037	1.750%	16,575,491	17,153,544
CMO Series 4891 Class PA
07/15/2048	3.500%	10,194,070	10,690,215
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.845% Cap 8.416% 05/01/2042	3.392%	1,774,357	1,864,579
12-month USD LIBOR + 1.650% Cap 7.350% 03/01/2043	2.349%	4,335,293	4,480,037
12-month USD LIBOR + 1.638% Floor 1.638%, Cap 7.877% 07/01/2047	2.876%	15,791,309	16,440,864
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Series T-11 Class A8
01/25/2028	6.500%	606,784	662,732
Federal National Mortgage Association
04/01/2032- 02/01/2034	4.000%	15,090,788	16,456,203
04/01/2035	3.000%	16,627,916	18,143,381
06/01/2035	3.500%	5,424,953	6,063,044
10/01/2040- 12/01/2049	5.000%	104,711,317	117,866,395
06/01/2048- 11/01/2049	4.500%	49,779,912	55,388,574
06/01/2049	5.500%	20,463,016	23,503,196
CMO Series 2009-20 Class DT
04/25/2039	4.500%	1,820,046	2,069,301
CMO Series 2011-14 Class GD
04/25/2040	4.000%	8,586,479	8,862,745

52	CTIVP® – Wells Fargo Short Duration Government Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-103 Class H
03/25/2038	4.500%	2,027,169	2,057,850
CMO Series 2013-71 Class AC
03/25/2038	2.000%	3,883,224	3,901,127
CMO Series 2013-90 Class A
11/25/2038	4.000%	1,645,348	1,662,824
CMO Series 2015-57 Class AB
08/25/2045	3.000%	3,511,640	3,793,844
CMO Series 2019-33 Class MA
07/25/2055	3.500%	14,536,613	15,243,429
Federal National Mortgage Association(b)
12-month USD LIBOR + 1.685% Floor 1.685%, Cap 7.425% 11/01/2042	2.425%	8,185,004	8,479,414
12-month USD LIBOR + 1.580% Floor 1.580%, Cap 7.761% 06/01/2045	2.761%	3,667,856	3,805,563
12-month USD LIBOR + 1.564% Floor 1.564%, Cap 7.478% 09/01/2045	2.478%	6,883,708	7,127,807
12-month USD LIBOR + 1.585% Floor 1.585%, Cap 7.677% 01/01/2046	2.678%	7,973,259	8,282,379
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 7.632% 02/01/2046	2.632%	7,731,178	8,008,454
12-month USD LIBOR + 1.577% Floor 1.577%, Cap 7.671% 02/01/2046	2.671%	11,316,956	11,710,853
12-month USD LIBOR + 1.600% Floor 1.600%, Cap 7.864% 04/01/2046	2.864%	7,909,781	8,207,723
12-month USD LIBOR + 1.600% Floor 1.600%, Cap 7.891% 07/01/2046	2.891%	19,936,902	20,649,967
12-month USD LIBOR + 1.600% Floor 1.600%, Cap 7.545% 10/01/2046	2.545%	12,018,219	12,461,659
1-year CMT + 2.042% Floor 2.042%, Cap 9.965% 03/01/2049	3.965%	8,687,279	9,088,428
Government National Mortgage Association
09/20/2044- 04/20/2048	4.000%	29,424,830	31,672,955
03/20/2048- 04/20/2049	4.500%	56,397,595	61,172,851
03/20/2048- 05/20/2049	5.000%	58,987,243	65,435,990
01/20/2049- 05/20/2049	5.500%	44,165,573	48,361,292
CMO Series 2017-99 Class DE
07/20/2045	2.500%	9,383,169	9,614,305
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-154 Class WP
11/20/2048	3.500%	1,870,960	1,970,067
CMO Series 2018-36 Class KC
02/20/2046	3.000%	7,987,306	8,326,294
CMO Series 2019-132 Class NA
09/20/2049	3.500%	2,686,750	2,769,978
CMO Series 2020-11 Class ME
02/20/2049	2.500%	22,422,792	23,398,428
Government National Mortgage Association(d)
CMO Series 2011-137 Class WA
07/20/2040	5.574%	2,309,586	2,721,797
Uniform Mortgage-Backed Security TBA(e)
12/16/2029- 10/19/2035	2.000%	82,900,000	86,142,586
11/12/2050	2.500%	14,700,000	15,398,575
Total Residential Mortgage-Backed Securities - Agency (Cost $856,906,859)			878,527,109

Residential Mortgage-Backed Securities - Non-Agency 4.8%

Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2019-2 Class A1
03/25/2049	3.628%	3,890,116	3,969,849
Angel Oak Mortgage Trust LLC(a),(d)
CMO Series 2020-5 Class A1
05/25/2065	1.373%	3,851,635	3,846,397
Bunker Hill Loan Depositary Trust(a),(d)
CMO Series 2019-1 Class A1
10/26/2048	3.613%	4,805,737	4,947,332
CMO Series 2019-2 Class A1
07/25/2049	2.879%	5,742,738	5,882,321
COLT Mortgage Loan Trust(a),(d)
CMO Series 2018-4 Class A1
12/28/2048	4.006%	5,891,149	5,968,200
CMO Series 2019-1 Class A1
03/25/2049	3.705%	1,429,738	1,467,926
CSMC Trust(a),(d)
CMO Series 2020-AFC1 Class A1
02/25/2050	2.240%	8,834,311	8,951,357
GCAT LLC(a)
CMO Series 2019-NQM1 Class A1
02/25/2059	2.985%	4,974,249	5,051,770
Verus Securitization Trust(a),(d)
CMO Series 2018-2 Class A1
06/01/2058	3.677%	4,080,273	4,201,465
CMO Series 2019-1 Class A1
02/25/2059	3.836%	4,494,732	4,556,100
CMO Series 2019-2 Class A1
05/25/2059	3.211%	6,006,027	6,145,918

CTIVP® – Wells Fargo Short Duration Government Fund | Quarterly Report 2020	53

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-4 Class A1
11/25/2059	2.642%	5,189,295	5,288,210
CMO Series 2019-INV2 Class A1
07/25/2059	2.913%	8,198,098	8,371,019
CMO Series 2019-INV3 Class A1
11/25/2059	2.692%	6,483,396	6,636,355
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $73,890,631)			75,284,219

U.S. Treasury Obligations 27.5%

U.S. Treasury
09/30/2021	2.125%	28,500,000	29,064,434
03/15/2022	2.375%	37,958,000	39,196,083
03/31/2022	0.375%	63,801,000	64,032,777
05/15/2022	2.125%	22,222,000	22,939,007
05/31/2022	0.125%	51,556,000	51,551,972
06/30/2022	0.125%	27,861,000	27,859,912
07/31/2022	0.125%	49,250,000	49,248,076
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/30/2022	0.125%	75,264,000	75,264,000
06/15/2023	0.250%	52,800,000	52,948,500
08/15/2023	0.125%	4,597,000	4,593,768
09/15/2023	0.125%	14,691,000	14,678,375
Total U.S. Treasury Obligations (Cost $431,108,282)			431,376,904

Money Market Funds 5.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(f),(g)	91,474,878	91,465,731
Total Money Market Funds (Cost $91,468,305)		91,465,731
Total Investments in Securities (Cost: $1,678,652,092)		1,703,439,188
Other Assets & Liabilities, Net		(133,198,492)
Net Assets		1,570,240,696

At September 30, 2020, securities and/or cash totaling $2,042,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,680	12/2020	USD	371,214,376	193,684	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(827)	12/2020	USD	(104,227,844)	—	(176,016)
U.S. Ultra Bond 10-Year Note	(155)	12/2020	USD	(24,787,891)	—	(180,740)
Total					—	(356,756)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2020, the total value of these securities amounted to $249,014,982, which represents 15.86% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2020.
(c)	Principal and interest may not be guaranteed by a governmental entity.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2020.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2020.
54	CTIVP® – Wells Fargo Short Duration Government Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	14,742,010	1,082,274,176	(1,005,547,881)	(2,574)	91,465,731	1,248	195,508	91,474,878
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – Wells Fargo Short Duration Government Fund | Quarterly Report 2020	55

Portfolio of Investments
CTIVP® – Westfield Mid Cap Growth Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.7%
Issuer	Shares	Value ($)
Consumer Discretionary 13.5%
Hotels, Restaurants & Leisure 2.6%
Chipotle Mexican Grill, Inc.(a)	12,061	15,000,386
Household Durables 1.9%
D.R. Horton, Inc.	147,230	11,135,005
Internet & Direct Marketing Retail 1.7%
Etsy, Inc.(a)	35,210	4,282,592
Expedia Group, Inc.	57,550	5,276,760
Total		9,559,352
Specialty Retail 6.3%
O’Reilly Automotive, Inc.(a)	35,610	16,419,059
Ross Stores, Inc.	112,980	10,543,293
Ulta Beauty, Inc.(a)	42,308	9,476,146
Total		36,438,498
Textiles, Apparel & Luxury Goods 1.0%
lululemon athletica, Inc.(a)	17,480	5,757,388
Total Consumer Discretionary		77,890,629
Financials 4.7%
Capital Markets 3.2%
MSCI, Inc.	22,405	7,993,656
Tradeweb Markets, Inc., Class A	176,030	10,209,740
Total		18,203,396
Insurance 1.5%
Arthur J Gallagher & Co.	85,030	8,977,467
Total Financials		27,180,863
Health Care 23.1%
Biotechnology 5.1%
Ascendis Pharma A/S ADR(a)	70,120	10,820,918
BioMarin Pharmaceutical, Inc.(a)	104,800	7,973,184
Seattle Genetics, Inc.(a)	52,490	10,271,768
Total		29,065,870
Health Care Equipment & Supplies 12.9%
Align Technology, Inc.(a)	29,990	9,817,526
Cooper Companies, Inc. (The)	37,839	12,756,284
DexCom, Inc.(a)	28,450	11,727,943
IDEXX Laboratories, Inc.(a)	45,325	17,817,711
Common Stocks (continued)
Issuer	Shares	Value ($)
Insulet Corp.(a)	25,618	6,060,963
Masimo Corp.(a)	35,270	8,325,836
STERIS PLC	45,030	7,933,836
Total		74,440,099
Health Care Providers & Services 1.4%
Quest Diagnostics, Inc.	68,030	7,788,755
Life Sciences Tools & Services 3.7%
ICON PLC(a)	42,690	8,157,632
Mettler-Toledo International, Inc.(a)	13,741	13,270,371
Total		21,428,003
Total Health Care		132,722,727
Industrials 14.3%
Aerospace & Defense 3.9%
Teledyne Technologies, Inc.(a)	33,795	10,483,547
TransDigm Group, Inc.	25,733	12,226,263
Total		22,709,810
Building Products 1.4%
Trane Technologies PLC	64,220	7,786,675
Commercial Services & Supplies 0.7%
Waste Connections, Inc.	37,520	3,894,576
Electrical Equipment 3.7%
AMETEK, Inc.	94,920	9,435,048
Rockwell Automation, Inc.	54,955	12,127,469
Total		21,562,517
Professional Services 3.2%
CoStar Group, Inc.(a)	12,052	10,226,242
TransUnion	96,104	8,085,230
Total		18,311,472
Road & Rail 1.4%
JB Hunt Transport Services, Inc.	61,767	7,806,114
Total Industrials		82,071,164
56	CTIVP® – Westfield Mid Cap Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – Westfield Mid Cap Growth Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 37.0%
IT Services 13.8%
Cognizant Technology Solutions Corp., Class A	149,440	10,374,125
Fidelity National Information Services, Inc.	50,432	7,424,095
FleetCor Technologies, Inc.(a)	55,559	13,228,598
Global Payments, Inc.	105,090	18,661,882
MongoDB, Inc.(a)	32,750	7,581,953
Square, Inc., Class A(a)	51,600	8,387,580
Twilio, Inc., Class A(a)	56,160	13,876,574
Total		79,534,807
Semiconductors & Semiconductor Equipment 6.3%
Applied Materials, Inc.	163,460	9,717,697
Lam Research Corp.	23,170	7,686,647
Microchip Technology, Inc.	114,130	11,727,999
NXP Semiconductors NV	56,960	7,109,178
Total		36,241,521
Software 16.0%
Dropbox, Inc., Class A(a)	550,550	10,603,593
Fortinet, Inc.(a)	110,090	12,969,703
HubSpot, Inc.(a)	25,470	7,443,098
NiCE Ltd., ADR(a)	41,830	9,496,665
RingCentral, Inc., Class A(a)	21,110	5,797,017
Splunk, Inc.(a)	95,807	18,024,171
SS&C Technologies Holdings, Inc.	163,925	9,920,741
Zendesk, Inc.(a)	176,480	18,163,321
Total		92,418,309
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.9%
NCR Corp.(a)	231,813	5,132,340
Total Information Technology		213,326,977
Materials 2.9%
Chemicals 2.9%
Celanese Corp., Class A	64,350	6,914,407
RPM International, Inc.	118,440	9,811,570
Total		16,725,977
Total Materials		16,725,977
Real Estate 4.2%
Equity Real Estate Investment Trusts (REITS) 4.2%
SBA Communications Corp.	41,110	13,092,713
Sun Communities, Inc.	79,122	11,125,344
Total		24,218,057
Total Real Estate		24,218,057
Total Common Stocks (Cost $441,731,427)		574,136,394

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(b),(c)	1,511,246	1,511,095
Total Money Market Funds (Cost $1,511,130)		1,511,095
Total Investments in Securities (Cost: $443,242,557)		575,647,489
Other Assets & Liabilities, Net		195,614
Net Assets		575,843,103

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	4,978,088	148,166,161	(151,633,119)	(35)	1,511,095	7,573	42,963	1,511,246
CTIVP® – Westfield Mid Cap Growth Fund | Quarterly Report 2020	57

Portfolio of Investments   (continued)
CTIVP® – Westfield Mid Cap Growth Fund, September 30, 2020 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
58	CTIVP® – Westfield Mid Cap Growth Fund | Quarterly Report 2020

Portfolio of Investments
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust
Series 2019
11/25/2049	2.579%	1,241,421	1,254,540
Total Asset-Backed Securities — Agency (Cost $1,241,412)			1,254,540

Asset-Backed Securities — Non-Agency 8.0%

Academic Loan Funding Trust(a),(b)
Series 2013-1A Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/26/2044	0.948%	802,646	765,447
American Tower Trust I(a)
Series 13 Class 2A
03/15/2023	3.070%	1,900,000	1,939,030
AmeriCredit Automobile Receivables Trust
Series 2017-1 Class C
08/18/2022	2.710%	538,116	542,184
Series 2017-1 Class D
01/18/2023	3.130%	1,332,000	1,362,799
Series 2020-1 Class A2A
03/20/2023	1.100%	470,362	471,981
Series 2020-2 Class A2A
12/18/2023	0.600%	3,809,000	3,815,853
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2017-1A Class A
09/20/2023	3.070%	613,000	627,509
Series 2019-3A Class A
03/20/2026	2.360%	1,653,000	1,687,641
Series 2020-2A Class A
02/20/2027	2.020%	3,531,000	3,558,065
Business Jet Securities LLC(a)
Series 2018-1 Class A
02/15/2033	4.335%	874,044	875,631
Series 2018-2 Class A
06/15/2033	4.447%	1,490,711	1,490,579
Series 2019-1 Class A
07/15/2034	4.212%	3,425,323	3,433,537
BXG Receivables Note Trust(a)
Series 2012-A Class A
12/02/2027	2.660%	57,035	57,041
Capital Auto Receivables Asset Trust(a)
Series 2018-1 Class A3
01/20/2022	2.790%	282,512	282,871
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Capital One Multi-Asset Execution Trust(b)
Series 2016-A2 Class A2
1-month USD LIBOR + 0.630% 02/15/2024	0.782%	3,368,000	3,378,358
Series 2016-A7 Class A7
1-month USD LIBOR + 0.510% 09/16/2024	0.662%	2,004,000	2,012,725
Carvana Auto Receivables Trust(a)
Series 2019-2A Class A3
03/15/2023	2.580%	2,783,040	2,787,076
Series 2019-2A Class C
06/17/2024	3.000%	4,000,000	4,016,150
Subordinated Series 2019-3A Class D
04/15/2025	3.040%	4,440,000	4,541,511
Chase Funding Trust(b)
Series 2003-2 Class 2A2
1-month USD LIBOR + 0.560% Floor 0.560% 02/25/2033	0.708%	629,361	556,356
Chase Funding Trust(c)
Series 2003-4 Class 1A5
05/25/2033	5.916%	297,546	310,392
Series 2003-6 Class 1A5
11/25/2034	5.850%	247,145	259,417
College Ave Student Loans LLC(a),(b)
Series 2017-A Class A1
1-month USD LIBOR + 1.650% Floor 1.650% 11/26/2046	1.798%	786,660	789,116
College Ave. Student Loans LLC(a)
Series 2018-A Class A2
12/26/2047	4.130%	656,979	695,482
Series 2019-A Class A2
12/28/2048	3.280%	665,288	687,466
Conix Mortgage Asset Trust(a),(d),(e),(f)
Series 2013-1 Class A
12/25/2047	0.000%	1,078,519	17,041
COOF Securitization Trust Ltd.(a),(c),(f),(g)
CMO Series 2014-1 Class A
06/25/2040	3.074%	573,999	41,093
CPS Auto Receivables Trust(a)
Series 2015-C Class D
08/16/2021	4.630%	250,611	251,602
Subordinated, Series 2015-B Class C
05/17/2021	4.200%	160,779	160,795
Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	59

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Acceptance Auto Loan Trust(a)
Series 2018-1A Class A
02/16/2027	3.010%	350,555	351,154
Subordinated Series 2020-1A Class B
04/16/2029	2.390%	3,260,000	3,309,718
Subordinated, Series 2017-2A Class C
06/15/2026	3.350%	344,000	343,837
Diamond Resorts Owner Trust(a)
Series 2017-1A Class A
10/22/2029	3.270%	469,805	476,431
Series 2018-1 Class A
01/21/2031	3.700%	867,920	886,703
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	1,591,376	1,610,247
Subordinated Series 2018-3 Class C
09/16/2024	3.720%	1,000,632	1,008,725
Subordinated Series 2019-1 Class D
06/15/2026	4.090%	970,000	1,018,079
Subordinated Series 2020-2 Class C
08/17/2026	2.280%	1,885,000	1,938,227
Subordinated, Series 2017-1 Class D
03/15/2023	3.840%	882,247	889,966
Drive Auto Receivables Trust(a)
Subordinated, Series 2016-CA Class D
03/15/2024	4.180%	1,687,945	1,718,330
Subordinated, Series 2017-3 Class D
12/15/2023	3.530%	2,344,155	2,382,208
Subordinated, Series 2017-AA Class D
05/15/2024	4.160%	1,093,766	1,104,920
DT Asset Trust(a),(f)
Series 2017-B Class A
12/16/2022	5.840%	1,500,000	1,501,800
DT Auto Owner Trust(a)
Series 2017-3A Class D
05/15/2023	3.580%	353,803	355,859
Series 2020-2A Class B
03/16/2026	2.080%	3,500,000	3,575,154
Subordinated Series 2019-4A Class C
07/15/2025	2.730%	2,895,000	2,973,108
Subordinated, Series 2016-4A
10/17/2022	3.770%	5,523	5,523
Subordinated, Series 2017-1A Class D
11/15/2022	3.550%	277,395	278,001
Exeter Automobile Receivables Trust(a)
Series 2017-1A Class C
12/15/2022	3.950%	373,540	378,853
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-4A Class B
11/15/2022	3.640%	97,684	97,739
Series 2020-2A Class B
07/15/2024	2.080%	3,500,000	3,549,466
Flagship Credit Auto Trust(a)
Series 2016-1 Class C
06/15/2022	6.220%	1,667,346	1,671,915
Series 2019-2 Class A
10/16/2023	2.830%	2,168,712	2,200,685
Series 2019-4 Class D
01/15/2026	3.120%	3,600,000	3,735,909
Subordinated, Series 2015-3 Class C
03/15/2022	4.650%	181,866	181,884
Subordinated, Series 2016-4 Class C
11/15/2022	2.710%	477,699	479,716
Ford Credit Auto Lease Trust
Series 2020-B Class A3
08/15/2023	0.620%	4,431,000	4,450,104
Ford Credit Auto Owner Trust(a)
Series 2018-1 Class A
07/15/2031	3.190%	6,064,000	6,679,071
Series 2018-2 Class A
01/15/2030	3.470%	3,970,000	4,281,999
Series 2019-1 Class A
07/15/2030	3.520%	2,093,000	2,288,415
Series 2020-1 Class A
08/15/2031	2.040%	6,989,000	7,319,592
Ford Credit Auto Owner Trust
Series 2020-A Class A3
08/15/2024	1.040%	2,003,000	2,027,487
Ford Credit Floorplan Master Owner Trust A
Series 2020-1 Class A1
09/15/2025	0.700%	8,740,000	8,764,105
Series 2020-2 Class A
09/15/2027	1.060%	8,261,000	8,279,154
FORT CRE LLC(a),(b)
Series 2018-1A Class D
1-month USD LIBOR + 3.430% Floor 3.430% 11/16/2035	3.582%	6,025,000	5,319,923
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	1,023,754	1,056,184
Series 2020-1A Class A
07/16/2040	3.540%	3,895,267	4,027,273
Franklin Limited Duration Income Trust(a),(c),(f)
Series 2019-1 Class A
08/15/2024	5.500%	1,577,652	1,159,575

60	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freed ABS Trust(a)
Subordinated Series 2020-FP1 Class B
03/18/2027	3.060%	4,000,000	3,963,362
FREED ABS Trust(a)
Series 2018-1 Class A
07/18/2024	3.610%	48,492	48,488
Series 2018-2 Class A
10/20/2025	3.990%	291,374	291,471
Series 2019-2 Class A
11/18/2026	2.620%	827,804	818,609
GLS Auto Receivables Issuer Trust(a)
Series 2019-1A Class A
01/17/2023	3.370%	222,425	223,851
GM Financial Automobile Leasing Trust
Series 2020-2 Class A4
07/22/2024	1.010%	454,000	459,584
GM Financial Consumer Automobile Receivables Trust
Series 2020-2 Class A3
12/16/2024	1.490%	1,436,000	1,464,574
Gold Key Resorts(a)
Series 2014-A Class A
03/17/2031	3.220%	114,880	115,474
Goodgreen(a)
Series 2019-2A Class A
04/15/2055	2.760%	1,998,903	2,025,811
Goodgreen Trust(a)
Series 2017-1A Class A
10/15/2052	3.740%	290,389	306,271
Series 2017-2A Class A
10/15/2053	3.260%	1,471,669	1,520,547
Goodgreen Trust(a),(d),(f)
Series 2017-R1A Class R
10/20/2052	5.000%	2,580,347	2,601,125
Hero Funding(a)
Series 2017-3A Class A2
09/20/2048	3.950%	1,161,616	1,218,325
HERO Funding Trust(a)
Series 2016-3A Class A1
09/20/2042	3.080%	615,042	623,655
Series 2017-1A Class A2
09/20/2047	4.460%	870,740	937,455
Hilton Grand Vacations Trust(a)
Series 2017-AA Class A
12/26/2028	2.660%	431,211	440,601
Kabbage Funding LLC(a)
Series 2019-1 Class A
03/15/2024	3.825%	315,703	315,734
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lending Point Asset Securitization Trust(a)
Series 2020-1 Class B
02/10/2026	3.107%	4,900,000	4,757,359
LendingPoint Asset Securitization Trust(a)
Series 2019-2 Class A
11/10/2025	3.071%	1,081,952	1,086,226
Lendmark Funding Trust(a)
Subordinated Series 2019-1A Class C
12/20/2027	3.900%	3,600,000	3,551,664
LL ABS Trust(a)
Series 2019-1A Class A
03/15/2027	2.870%	926,331	930,220
LV Tower 52 Issuer(a),(d),(f)
Series 2013-1 Class A
02/15/2023	5.750%	2,489,074	2,510,455
Series 2013-1 Class M
02/15/2023	7.750%	949,325	957,480
Mariner Finance Issuance Trust(a)
Series 2019-AA Class B
07/20/2032	3.510%	2,115,000	2,134,555
Series 2019-AA Class C
07/20/2032	4.010%	5,560,000	5,564,689
Mercedes-Benz Auto Receivables Trust
Series 2020-1 Class A3
02/18/2025	0.550%	1,287,000	1,292,221
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class M1
10/15/2040	6.083%	915,056	985,760
Series 2010-1 Class M
12/15/2045	5.250%	361,337	374,269
Nationstar HECM Loan Trust(a),(c),(d),(f)
Series 2020-1A Class A1
09/25/2030	1.269%	4,800,000	4,800,000
Navient Private Education Loan Trust(a),(b)
Series 2016-AA Class A2B
1-month USD LIBOR + 2.150% 12/15/2045	2.302%	2,766,146	2,810,841
Navient Private Education Loan Trust(a)
Series 2018-BA Class A2A
12/15/2059	3.610%	1,324,226	1,362,393
Navient Private Education Refi Loan Trust(a)
Series 2018-A Class A2
02/18/2042	3.190%	487,300	498,266
Series 2018-CA Class A2
06/16/2042	3.520%	547,931	565,048
Series 2018-DA Class A2A
12/15/2059	4.000%	3,368,097	3,533,466
Series 2019-A Class A2A
01/15/2043	3.420%	3,731,166	3,907,145

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	61

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-CA Class A2
02/15/2068	3.130%	1,760,000	1,816,932
Series 2019-D Class A2A
12/15/2059	3.010%	3,183,000	3,329,421
Series 2019-FA Class A2
08/15/2068	2.600%	3,711,000	3,825,481
Series 2019-GA Class A
10/15/2068	2.400%	2,724,962	2,782,779
Series 2020-A Class A2A
11/15/2068	2.460%	2,970,000	3,075,243
Series 2020-BA Class A2
01/15/2069	2.120%	1,596,000	1,620,790
Series 2020-DA Class A
05/15/2069	1.690%	1,801,809	1,824,753
Series 2020-EA Class A
05/15/2069	1.690%	8,084,178	8,188,421
Series 2020-FA Class A
07/15/2069	1.220%	1,001,644	1,002,759
Series 2020-GA Class A
09/16/2069	1.170%	5,884,000	5,893,946
Navient Private Education Refi Loan Trust(a),(b)
Series 2019-D Class A2B
1-month USD LIBOR + 1.050% 12/15/2059	1.202%	1,827,000	1,831,303
Series 2020-A Class A2B
1-month USD LIBOR + 0.900% Floor 1.350% 11/15/2068	1.052%	1,790,000	1,779,878
Navient Student Loan Trust(a),(b)
Series 2016-3A Class A2
1-month USD LIBOR + 0.850% 06/25/2065	0.998%	68,338	68,350
Navient Student Loan Trust(a)
Series 2018-EA Class A2
12/15/2059	4.000%	1,791,000	1,863,371
Series 2019-BA Class A2A
12/15/2059	3.390%	2,597,000	2,682,509
NCUA Guaranteed Notes(b)
CMO Series 2010-A1 Class A
1-month USD LIBOR + 0.350% Floor 0.350% 12/07/2020	0.506%	58,185	58,193
Nelnet Student Loan Trust(b)
Series 2004-3 Class A5
3-month USD LIBOR + 0.180% 10/27/2036	0.425%	377,897	370,399
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2004-4 Class A5
3-month USD LIBOR + 0.160% Floor 0.160% 01/25/2037	0.405%	2,665,556	2,612,811
Series 2005-1 Class A5
3-month USD LIBOR + 0.110% Floor 0.110% 10/25/2033	0.355%	2,380,631	2,298,157
Series 2005-2 Class A5
3-month USD LIBOR + 0.100% Floor 0.100% 03/23/2037	0.325%	6,027,904	5,820,040
Series 2005-3 Class A5
3-month USD LIBOR + 0.120% Floor 0.120% 12/24/2035	0.345%	7,209,642	7,061,596
Series 2005-4 Class A4
3-month USD LIBOR + 0.180% Floor 0.180% 03/22/2032	0.405%	551,743	519,067
OnDeck Asset Securitization Trust LLC(a)
Series 2018-1A Class A
04/18/2022	3.500%	197,011	197,220
Oportun Funding VIII LLC(a)
Series 2018-A Class A
03/08/2024	3.610%	2,978,000	2,987,064
Oportun Funding X LLC(a)
Series 2018-C Class A
10/08/2024	4.100%	4,604,000	4,670,970
Purchasing Power Funding LLC(a)
Series 2018-A Class A
08/15/2022	3.340%	250,873	250,970
Renew(a)
Series 2017-1A Class A
09/20/2052	3.670%	364,053	377,986
Santander Drive Auto Receivables Trust
Series 2020-1 Class A3
02/15/2024	2.030%	903,000	922,051
Series 2020-2 Class A2A
05/15/2023	0.620%	4,398,000	4,403,504
Series 2020-3 Class A3
07/15/2024	0.520%	1,594,000	1,597,182
Santander Retail Auto Lease Trust(a)
Series 2020-A Class A4
03/20/2024	1.760%	4,410,000	4,518,117
Santander Revolving Auto Loan Trust(a)
Series 2019-A Class A
01/26/2032	2.510%	4,503,000	4,765,849

62	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SART(f)
Series 2017-1 Class X
11/17/2025	4.750%	2,100,555	2,111,057
SART(a),(f)
Series 2018-1 Class A
06/15/2025	4.750%	2,635,814	2,675,351
SLM Student Loan Trust(a),(b)
Series 2003-1 Class A5C
3-month USD LIBOR + 0.750% Floor 0.750% 12/15/2032	1.000%	583,414	541,349
SLM Student Loan Trust(b)
Series 2007-2 Class A4
3-month USD LIBOR + 0.060% 07/25/2022	0.305%	1,992,126	1,938,787
Series 2012-1 Class A3
1-month USD LIBOR + 0.950% Floor 0.950% 09/25/2028	1.098%	2,903,632	2,780,017
Series 2012-2 Class A
1-month USD LIBOR + 0.700% Floor 0.700% 01/25/2029	0.848%	6,173,346	5,812,320
SMB Private Education Loan Trust(a)
Series 2015-B Class A2A
07/15/2027	2.980%	1,715,249	1,743,161
Series 2016-A Class A2A
05/15/2031	2.700%	1,735,454	1,777,188
Series 2018-C Class A2A
11/15/2035	3.630%	2,847,800	2,913,501
Series 2019-A Class A2A
07/15/2036	3.440%	5,028,000	5,281,461
Series 2020-BA Class A1A
07/15/2053	1.290%	4,785,000	4,767,447
Series 2020-PTA Class A2A
09/15/2054	1.600%	7,814,000	7,862,684
SMB Private Education Loan Trust(a),(b)
Series 2016-B Class A2B
1-month USD LIBOR + 1.450% 02/17/2032	1.602%	2,188,968	2,197,366
Series 2016-C Class A2B
1-month USD LIBOR + 1.100% Floor 1.100% 09/15/2034	1.252%	377,576	376,422
Series 2017-A Class A2B
1-month USD LIBOR + 0.900% 09/15/2034	1.052%	3,158,754	3,152,372
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-B Class A2B
1-month USD LIBOR + 0.750% Floor 0.750% 10/15/2035	0.902%	1,626,012	1,612,191
SoFi Professional Loan Program LLC(a),(b)
Series 2017-C Class A1
1-month USD LIBOR + 0.600% 07/25/2040	0.748%	537,777	535,785
Series 2017-E Class A1
1-month USD LIBOR + 0.500% 11/26/2040	0.648%	95,533	94,572
SoFi Professional Loan Program LLC(a)
Series 2017-D Class A2FX
09/25/2040	2.650%	446,718	453,084
Series 2017-E Class A2B
11/26/2040	2.720%	2,486,451	2,522,942
Series 2018-A Class A2B
02/25/2042	2.950%	945,000	974,713
SoFi Professional Loan Program Trust(a)
Series 2018-B Class A2FX
08/25/2047	3.340%	2,399,490	2,469,608
Series 2020-A Class A2FX
05/15/2046	2.540%	4,159,000	4,314,335
Series 2020-C Class AFX
02/15/2046	1.950%	3,623,779	3,692,958
Synchrony Card Funding LLC
Series 2019-A1 Class A
03/17/2025	2.950%	4,541,000	4,695,924
Series 2019-A2 Class A
06/16/2025	2.340%	4,550,000	4,694,598
Synchrony Card Issuance Trust
Series 2018-A1 Class A1
09/16/2024	3.380%	2,000,000	2,058,231
Tricolor Auto Securitization Trust(a)
Series 2018-1A Class A
12/15/2020	5.050%	119,965	119,731
Subordinated Series 2018-2A Class B
02/15/2022	4.760%	963,704	964,275
Tricolor Auto Securitization Trust(a),(f)
Series 2020-1A Class A
11/15/2026	4.875%	5,500,000	5,500,000
Tricon American Homes Trust(a)
Series 2016-SFR1 Class A
11/17/2033	2.589%	1,615,854	1,619,331
Triton Container Finance VIII LLC(a)
Series 2020-1A Class A
09/20/2045	2.110%	1,857,000	1,859,389

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	63

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Securitization Trust(a)
Series 2020-1 Class A
04/22/2030	2.322%	4,376,659	4,408,362
US Auto Funding LLC(a)
Series 2018-1A Class A
07/15/2023	5.500%	649,288	664,817
Verizon Owner Trust
Series 2019-C Class A1A
04/22/2024	1.940%	1,176,000	1,203,583
Series 2020-A Class A1A
07/22/2024	1.850%	4,627,000	4,745,603
VM Debt LLC(a),(f)
Series 2019-1 Class A1A
06/17/2024	7.500%	2,639,531	2,591,808
Volkswagen Auto Loan Enhanced Trust
Series 2020-1 Class A3
11/20/2024	0.980%	1,834,000	1,856,869
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	649,068	656,927
Westgate Resorts LLC(a)
Series 2017-1A Class B
12/20/2030	3.050%	281,231	280,376
World Financial Network Credit Card Master Trust
Series 2019-A Class A
12/15/2025	3.140%	2,015,000	2,081,692
Total Asset-Backed Securities — Non-Agency (Cost $378,782,720)			381,708,080

Commercial Mortgage-Backed Securities - Agency 6.3%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series 2017 K065 Class A2
04/25/2027	3.243%	1,408,000	1,607,948
Series 2017 K065 Class AM
05/25/2027	3.326%	755,000	837,975
Series 2017 K066 Class A2
06/25/2027	3.117%	1,858,000	2,106,072
Series K077 Class A2
05/25/2028	3.850%	2,115,000	2,522,158
Series KJ07 Class A2
12/25/2022	2.312%	3,486,492	3,615,940
Series KPLB Class A
05/25/2025	2.770%	7,500,000	8,135,090
Series KS07 Class A2
09/25/2025	2.735%	3,600,000	3,867,180
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,311,000	1,508,688
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series K081 Class A2
08/25/2028	3.900%	2,245,000	2,707,389
Series W5FX Class AFX
04/25/2028	3.336%	1,256,000	1,422,164
Federal National Mortgage Association(c)
01/01/2021	4.301%	349,393	349,273
06/01/2037	5.888%	397,358	417,613
CMO Series 2013-M13 Class A2
04/25/2023	2.633%	1,467,364	1,530,903
CMO Series 2014-M3 Class A2
01/25/2024	3.501%	1,438,155	1,560,957
CMO Series 2015-M11 Class A2
04/25/2025	2.916%	2,000,000	2,158,942
Series 2017-M12 Class A2
06/25/2027	3.181%	2,402,000	2,704,162
Series 2017-M7 Class A2
02/25/2027	2.961%	546,000	605,709
Series 2018-M10 Class A2
07/25/2028	3.482%	2,683,000	3,092,969
Series 2018-M3 Class A2
02/25/2030	3.193%	1,057,000	1,211,817
Series 2018-M4 Class A2
03/25/2028	3.147%	1,473,000	1,680,052
Federal National Mortgage Association
09/01/2021	2.120%	2,800,000	2,838,997
06/01/2022	2.790%	2,318,323	2,379,642
07/01/2022	2.670%	5,000,000	5,137,490
08/01/2022	2.650%	7,000,000	7,201,319
11/01/2022	2.450%	5,903,231	6,083,597
02/01/2023	2.460%	2,466,843	2,563,937
04/01/2023	2.500%	6,000,000	6,257,093
04/01/2023	2.640%	2,635,843	2,757,269
05/01/2023	2.520%	3,000,000	3,130,154
06/01/2023	2.420%	2,574,687	2,693,095
06/01/2023	2.510%	1,706,267	1,788,603
07/01/2023	3.670%	6,000,000	6,502,279
08/01/2023	3.590%	2,500,000	2,706,186
11/01/2023	3.690%	1,170,020	1,272,440
07/01/2025	3.070%	9,463,720	10,423,337
09/01/2025	3.100%	2,425,414	2,663,896
12/01/2025	3.765%	6,807,903	7,707,034
07/01/2026	4.450%	2,578,351	2,970,827
10/01/2026	3.235%	1,340,266	1,500,580
12/01/2026	3.240%	1,500,000	1,695,840
01/01/2027	3.710%	2,973,287	3,409,287
02/01/2027	3.340%	1,000,000	1,148,705
03/01/2027	2.910%	3,430,341	3,813,804
05/01/2027	2.430%	2,390,908	2,588,153
06/01/2027	2.370%	4,550,000	4,916,340
06/01/2027	3.000%	2,000,000	2,245,500
07/01/2027	3.210%	914,313	1,032,195
08/01/2027	2.900%	3,495,800	3,906,895

64	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/01/2028	3.570%	2,787,000	3,270,369
10/01/2028	3.890%	1,342,000	1,590,560
11/01/2028	4.250%	565,702	673,000
12/01/2028	3.930%	8,530,000	10,179,326
01/01/2029	4.070%	5,120,000	5,354,912
02/01/2029	3.740%	1,515,000	1,799,432
10/01/2029	3.200%	8,473,986	9,761,028
02/01/2030	2.570%	2,560,000	2,841,004
02/01/2030	2.920%	2,815,613	3,161,675
02/01/2030	3.550%	1,000,000	1,207,785
06/01/2030	3.130%	4,812,000	5,423,705
06/01/2030	3.670%	6,600,000	7,951,993
06/01/2030	3.800%	4,984,213	5,982,929
07/01/2030	3.210%	4,195,246	4,845,014
07/01/2030	3.300%	4,022,000	4,675,691
07/01/2030	3.340%	2,494,002	2,908,540
07/01/2030	3.850%	4,500,000	5,434,137
09/01/2030	3.390%	5,477,794	6,368,067
09/01/2030	3.410%	7,500,000	8,695,777
01/01/2032	2.730%	2,636,756	2,973,364
01/01/2032	2.730%	1,825,000	2,046,688
01/01/2032	2.780%	2,249,270	2,541,540
01/01/2032	2.970%	1,632,711	1,866,183
02/01/2032	2.990%	3,000,000	3,427,515
05/01/2033	3.530%	2,594,000	3,108,272
04/01/2035	3.330%	2,483,277	2,931,629
06/01/2036	3.150%	2,759,249	3,217,086
Series 2011-M1 Class A3
06/25/2021	3.763%	515,261	520,859
Series 2015-M10 Class A2
04/25/2027	3.092%	11,666,000	13,051,976
Series 2017-M5 Class A2
04/25/2029	3.176%	1,929,000	2,196,875
Series 2017-T1 Class A
06/25/2027	2.898%	2,771,395	3,048,445
FREMF Mortgage Trust(a),(c)
Subordinated, Series 2015-K44 Class B
01/25/2048	3.807%	3,410,000	3,697,455
Subordinated, Series 2016-K59 Class B
11/25/2049	3.696%	2,383,000	2,559,912
Subordinated, Series 2016-K722 Class B
07/25/2049	3.976%	1,400,000	1,461,110
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.550% 03/20/2063	0.505%	1,870,533	1,867,817
CMO Series 2015-H15 Class FJ
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 06/20/2065	0.595%	2,952,377	2,953,684
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-H16 Class FG
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 07/20/2065	0.595%	2,771,470	2,772,699
CMO Series 2015-H16 Class FL
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 07/20/2065	0.595%	1,524,131	1,524,832
CMO Series 2015-H18 Class FA
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 11.000% 06/20/2065	0.605%	953,374	953,962
Government National Mortgage Association(c)
CMO Series 2014-168 Class VB
06/16/2047	3.386%	3,099,006	3,317,952
Total Commercial Mortgage-Backed Securities - Agency (Cost $271,307,677)			301,142,294

Commercial Mortgage-Backed Securities - Non-Agency 2.9%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,341,695	2,500,934
Series 2014-SFR2 Class E
10/17/2036	6.231%	500,000	562,675
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,034,563	1,102,797
Series 2014-SFR3 Class E
12/17/2036	6.418%	1,000,000	1,114,396
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,126,298	1,203,575
Series 2015-SFR1 Class E
04/17/2052	5.639%	1,150,000	1,266,409
Subordinated, Series 2014-SFR3 Class C
12/17/2036	4.596%	200,000	216,899
Subordinated, Series 2015-SFR2 Class D
10/17/2045	5.036%	2,000,000	2,178,283
Subordinated, Series 2015-SFR2 Class E
10/17/2045	6.070%	1,820,000	2,031,815
Americold 2010 LLC Trust(a),(d),(f)
Series 2017-TL Class A
12/26/2037	4.774%	2,840,000	2,811,600
AMSR Trust(a)
Series 2020-SFR2 Class C
07/17/2037	2.533%	4,000,000	4,088,707
Series 2020-SFR3 Class E1
09/17/2037	2.556%	3,600,000	3,600,345
B2R Mortgage Trust(a)
Series 2015-2 Class A
11/15/2048	3.336%	63,354	63,320

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	65

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BBCMS Mortgage Trust
Series 2018-C2 Class ASB
12/15/2051	4.236%	3,294,000	3,788,804
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	3,700,000	3,550,348
Series 2012-TFT Class A
06/05/2030	2.892%	386,000	366,095
Bear Stearns Commercial Mortgage Securities Trust(a),(c),(g)
CMO Series 2007-T26 Class X1
01/12/2045	0.009%	12,550,045	3,801
Benchmark Mortgage Trust
Series 2018-B1 Class ASB
01/15/2051	3.602%	298,000	334,429
Camden Property Trust(a),(d),(f)
Series 2016-SFR1 Class A
12/05/2026	5.000%	4,782,685	4,772,223
CD Mortgage Trust
Series 2017-CD6 Class ASB
11/13/2050	3.332%	1,499,000	1,635,867
CFCRE Commercial Mortgage Trust
Series 2017-C8 Class A1
06/15/2050	1.965%	94,695	94,949
Series 2017-C8 Class ASB
06/15/2050	3.367%	1,040,000	1,122,683
Citigroup Commercial Mortgage Trust
Series 2020-GC46 Class A5
01/15/2053	2.717%	6,215,000	6,803,904
Citigroup/Deutsche Bank Commercial Mortgage Trust(a),(c),(g)
CMO Series 2006-CD2 Class X
01/15/2046	0.023%	886,499	1
CMO Series 2007-CD4 Class XC
12/11/2049	1.380%	48,301	1,516
COBALT CMBS Commercial Mortgage Trust(c),(g)
CMO Series 2006-C1 Class
08/15/2048	1.092%	372,539	3,167
Colony American Finance Ltd.(a)
Series 2016-2 Class A
11/15/2048	2.554%	777,988	781,978
COMM Mortgage Trust
Series 2013-CR6 Class A4
03/10/2046	3.101%	3,325,000	3,448,411
Series 2015-LC21 Class A4
07/10/2048	3.708%	726,000	802,945
COMM Mortgage Trust(a),(c)
Series 2018-HOME Class A
04/10/2033	3.942%	3,125,000	3,488,033
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COMM Mortgage Trust(a)
Series 2020-CBM Class A2
02/10/2037	2.896%	4,000,000	4,005,951
Series 2020-CBM Class C
02/10/2037	3.402%	3,480,000	3,428,703
Commercial Mortgage Trust(c),(g)
CMO Series 2012-CR2 Class XA
08/15/2045	1.787%	2,005,129	44,279
Commercial Mortgage Trust
Series 2012-LC4 Class A4
12/10/2044	3.288%	4,656,479	4,756,836
Series 2014-CR19 Class ASB
08/10/2047	3.499%	877,397	922,988
Series 2014-UBS2 Class A5
03/10/2047	3.961%	1,396,375	1,524,698
Series 2015-CR25 Class A4
08/10/2048	3.759%	2,187,000	2,446,763
Commercial Mortgage Trust(a)
Series 2013-300P Class A1
08/10/2030	4.353%	2,000,000	2,138,247
Commercial Mortgage Trust(a),(c)
Series 2013-SFS Class A2
04/12/2035	3.086%	624,000	614,694
Corevest American Finance Trust(a)
Subordinated Series 2019-1 Class B
03/15/2052	3.880%	1,960,000	2,003,577
CoreVest American Finance Trust(a)
Series 2019-3 Class A
10/15/2052	2.705%	2,173,702	2,233,914
Credit Suisse Commercial Mortgage Trust(f)
Series 2019-SFR Class A1
07/25/2023	3.500%	2,569,671	2,569,671
CSAIL Commercial Mortgage Trust
Series 2015-C4 Class A4
11/15/2048	3.808%	792,000	880,830
DBJPM Mortgage Trust
Series 2017-C6 Class ASB
06/10/2050	3.121%	347,000	373,324
Series 2020-C9 Class A5
09/15/2053	1.926%	384,000	396,543
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
09/17/2025	2.241%	3,600,000	3,606,033
FREMF Mortgage Trust(a),(c)
Series 2020-K737 Class B
01/25/2053	3.415%	4,000,000	4,335,461
GS Mortgage Securities Corp. II(a)
Series 2012-ALOH Class A
04/10/2034	3.551%	2,000,000	2,016,206

66	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Corp. Trust(a),(c),(g)
CMO Series 2006-GG8 Class X
11/10/2039	1.270%	1,744,861	2,894
GS Mortgage Securities Trust
Series 2014-GC18 Class A4
01/10/2047	4.074%	2,282,000	2,472,552
Series 2015-GC32 Class AAB
07/10/2048	3.513%	6,789,587	7,189,207
Series 2015-GC34 Class A4
10/10/2048	3.506%	1,030,000	1,138,464
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust(a)
Series 2010-1 Class A1
01/25/2051	5.314%	2,302,318	2,497,216
Independence Plaza Trust(a)
Series 2018-INDP Class A
07/10/2035	3.763%	2,060,000	2,197,252
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23 Class A4
09/15/2047	3.670%	708,000	762,683
Series 2015-C28 Class A3
10/15/2048	2.912%	2,998,190	3,145,778
Series 2015-C29 Class A4
05/15/2048	3.611%	1,090,000	1,205,031
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP6 Class ASB
07/15/2050	3.283%	2,855,000	3,086,282
JPMDB Commercial Mortgage Securities Trust
Series 2018-C8 Class ASB
06/15/2051	4.145%	722,000	822,958
JPMorgan Chase Commercial Mortgage Securities Trust(c),(g)
CMO Series 2006-CB15 Class X1
06/12/2043	0.394%	3,521,119	12,275
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c),(g)
CMO Series 2010-C2 Class XA
11/15/2043	1.771%	1,959,539	3,761
KGS-Alpha SBA COOF Trust(a),(c),(d),(f),(g)
CMO Series 2012-2 Class A
08/25/2038	0.771%	1,630,994	27,013
CMO Series 2013-2 Class A
03/25/2039	1.655%	2,586,693	103,468
CMO Series 2014-2 Class A
04/25/2040	3.199%	604,837	40,259
Ladder Capital Commercial Mortgage Trust(a)
Series 2013-GCP Class A2
02/15/2036	3.985%	1,535,000	1,717,535
LB-UBS Commercial Mortgage Trust(a),(c),(g)
CMO Series 2006-C1 Class XCL
02/15/2041	0.386%	1,880,340	217
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Merrill Lynch/Countrywide Commercial Mortgage Trust(a),(c),(g)
CMO Series 2006-4 Class XC
12/12/2049	0.743%	299,024	4
Morgan Stanley Capital I Trust(a),(c),(g)
CMO Series 2006-IQ12 Class X1
12/15/2043	0.290%	415,453	3
CMO Series 2006-T21 Class X
10/12/2052	0.076%	3,491,245	1,715
CMO Series 2007-HQ11 Class X
02/12/2044	0.365%	401,493	370
Morgan Stanley Capital I Trust(c)
Series 2018-L1 Class A4
10/17/2051	4.407%	888,000	1,066,821
MRCD MARK Mortgage Trust(a)
Series 2019-PARK Class A
12/15/2036	2.718%	4,000,000	4,113,647
Series 2019-PARK Class D
12/15/2036	2.718%	2,375,000	2,389,854
RBS Commercial Funding, Inc., Trust(a)
Series 2013-SMV Class A
03/11/2031	3.260%	797,000	782,201
Starwood Waypoint Homes Trust(d),(f)
Series 2019-STL Class A
10/11/2026	7.250%	2,300,000	2,300,000
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6 Class A4
04/10/2046	3.244%	857,000	897,719
VNDO Mortgage Trust(a)
Series 2012-6AVE Class A
11/15/2030	2.996%	1,165,409	1,202,471
Series 2013-PENN Class A
12/13/2029	3.808%	3,000,000	3,010,947
Wachovia Bank Commercial Mortgage Trust(a),(c),(g)
CMO Series 2004-C12 Class
07/15/2041	0.805%	1,410,427	3,103
CMO Series 2006-C24 Class XC
03/15/2045	0.000%	506,784	5
WF-RBS Commercial Mortgage Trust(a)
Series 2011-C3 Class A4
03/15/2044	4.375%	1,106,100	1,116,380
WF-RBS Commercial Mortgage Trust
Series 2012-C6 Class A4
04/15/2045	3.440%	916,054	931,061
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $133,073,715)			136,280,773

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	67

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes 32.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.6%
Airbus Finance BV(a)
04/17/2023	2.700%	589,000	615,176
Airbus Group SE(a)
04/10/2027	3.150%	409,000	433,609
04/10/2047	3.950%	150,000	166,817
BAE Systems PLC(a)
02/15/2031	1.900%	1,223,000	1,216,782
09/15/2050	3.000%	612,000	617,944
Boeing Co. (The)
05/01/2023	4.508%	2,818,000	2,969,423
05/01/2025	4.875%	1,562,000	1,700,300
02/01/2027	2.700%	868,000	846,494
02/01/2030	2.950%	787,000	761,606
05/01/2030	5.150%	384,000	431,634
02/01/2050	3.750%	839,000	765,600
General Dynamics Corp.
04/01/2040	4.250%	308,000	387,301
Harris Corp.
04/27/2035	4.854%	310,000	405,640
Lockheed Martin Corp.
05/15/2036	4.500%	400,000	511,550
Northrop Grumman Corp.
10/15/2022	2.550%	2,339,000	2,437,018
08/01/2023	3.250%	2,156,000	2,326,870
01/15/2025	2.930%	103,000	112,090
01/15/2028	3.250%	1,514,000	1,702,385
05/01/2040	5.150%	1,153,000	1,554,606
10/15/2047	4.030%	768,000	939,397
Raytheon Technologies Corp.(a)
03/15/2024	3.200%	175,000	188,163
04/15/2047	4.350%	528,000	654,017
United Technologies Corp.
08/16/2023	3.650%	151,000	163,212
08/16/2025	3.950%	1,065,000	1,211,514
11/16/2028	4.125%	1,110,000	1,313,419
11/16/2038	4.450%	992,000	1,220,478
06/01/2042	4.500%	450,000	566,860
11/01/2046	3.750%	450,000	516,395
11/16/2048	4.625%	584,000	763,483
Total			27,499,783
Agencies 0.1%
Crowley Conro LLC
08/15/2043	4.181%	694,615	852,336
Israel Government AID Bond(h)
11/01/2024	0.000%	5,000,000	4,812,548
Total			5,664,884
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.4%
Air Canada Pass-Through Trust(a)
05/15/2025	4.125%	1,653,898	1,485,864
Series 2017-1 Class A
01/15/2030	3.550%	488,295	398,233
Series 2017-1 Class AA
01/15/2030	3.300%	344,678	324,590
American Airlines Pass-Through Trust
Series 2015-1 Class A
05/01/2027	3.375%	489,046	401,229
Series 2016-3 Class AA
10/15/2028	3.000%	2,754,705	2,577,046
Series 2017-1 Class AA
02/15/2029	3.650%	568,523	544,085
British Airways Pass-Through Trust(a)
Series 2018-1 Class A
09/20/2031	4.125%	586,846	481,534
Series 2018-1 Class AA
09/20/2031	3.800%	424,382	402,572
Series 2019-1 Class AA
12/15/2032	3.300%	651,388	605,774
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	516,068	500,703
10/29/2024	4.000%	122,086	116,841
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%	2,381,000	2,441,167
10/20/2028	4.750%	1,590,000	1,649,350
Southwest Airlines Co.
05/04/2023	4.750%	1,582,000	1,687,828
06/15/2027	5.125%	2,373,000	2,587,923
Spirit Airlines Pass-Through Trust
02/15/2030	3.375%	265,457	248,046
United Airlines, Inc. Pass-Through Trust
08/15/2025	4.300%	212,950	203,558
03/01/2026	4.600%	209,986	159,265
Series 2016-1 Class AA
07/07/2028	3.100%	673,361	650,525
Series 2016-1 Class B
01/07/2026	3.650%	102,950	77,867
Series 2018-1 Class AA
03/01/2030	3.500%	744,760	688,903
Series 2019-1 Class A
08/25/2031	4.550%	866,390	721,733
Series 2019-1 Class AA
08/25/2031	4.150%	969,591	965,535
Total			19,920,171

68	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apartment REIT 0.2%
ERP Operating LP
12/01/2028	4.150%	480,000	570,410
Essex Portfolio LP
01/15/2031	1.650%	900,000	878,770
03/15/2032	2.650%	865,000	912,909
Mid-America Apartments LP
10/15/2023	4.300%	759,000	824,749
06/15/2024	3.750%	1,733,000	1,885,365
11/15/2025	4.000%	907,000	1,021,284
06/01/2027	3.600%	109,000	121,365
03/15/2029	3.950%	745,000	863,313
02/15/2031	1.700%	698,000	685,780
UDR, Inc.
09/01/2026	2.950%	363,000	395,351
01/15/2030	3.200%	550,000	609,084
08/15/2031	3.000%	115,000	124,676
08/01/2032	2.100%	780,000	775,709
Total			9,668,765
Automotive 0.6%
BMW U.S. Capital LLC(a)
09/15/2023	2.250%	720,000	750,694
BorgWarner, Inc.
07/01/2027	2.650%	1,643,000	1,731,785
Daimler Finance North America LLC(a)
03/10/2025	2.125%	1,564,000	1,623,051
General Motors Co.
04/01/2048	5.400%	1,101,000	1,217,484
General Motors Financial Co., Inc.
03/20/2023	5.200%	1,679,000	1,821,534
08/18/2023	1.700%	2,443,000	2,448,829
02/26/2025	2.900%	1,876,000	1,931,913
06/20/2025	2.750%	4,165,000	4,270,769
08/20/2027	2.700%	2,455,000	2,440,743
Harley-Davidson Financial Services, Inc.(a)
06/08/2025	3.350%	1,516,000	1,584,390
Hyundai Capital America(a)
09/18/2023	1.250%	1,153,000	1,150,741
10/15/2025	1.800%	1,763,000	1,754,093
10/15/2027	2.375%	1,793,000	1,789,774
Nissan Motor Co., Ltd.(a)
09/15/2023	3.043%	708,000	717,705
09/17/2025	3.522%	1,202,000	1,213,083
09/17/2027	4.345%	1,955,000	1,960,487
09/17/2030	4.810%	880,000	883,020
Toyota Motor Credit Corp.
08/13/2027	1.150%	1,509,000	1,506,052
Total			30,796,147
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 7.6%
ABN AMRO Bank NV(a)
Subordinated
07/28/2025	4.750%	431,000	486,794
AIB Group PLC(a)
10/12/2023	4.750%	875,000	948,642
Ally Financial, Inc.
10/02/2023	1.450%	3,070,000	3,067,118
09/30/2024	5.125%	1,647,000	1,836,123
American Express Co.
Subordinated
12/05/2024	3.625%	170,000	188,029
American Express Credit Corp.
05/05/2021	2.250%	331,000	334,300
ANZ New Zealand International Ltd.(a)
02/13/2030	2.550%	1,400,000	1,520,333
ASB Bank Ltd.(a)
05/23/2024	3.125%	860,000	924,502
Australia & New Zealand Banking Group Ltd.(a)
Subordinated
05/19/2026	4.400%	226,000	254,896
Banco Bilbao Vizcaya Argentaria SA
09/18/2025	1.125%	2,000,000	1,986,839
Banco Santander SA
05/28/2025	2.746%	2,400,000	2,520,169
05/28/2030	3.490%	600,000	654,986
Bank of America Corp.(i)
01/20/2023	3.124%	2,184,000	2,253,239
04/24/2023	2.881%	575,000	594,521
12/20/2023	3.004%	3,976,000	4,173,790
07/23/2024	3.864%	250,000	270,811
10/01/2025	3.093%	4,968,000	5,356,440
10/22/2025	2.456%	2,046,000	2,158,471
02/13/2026	2.015%	377,000	390,932
06/19/2026	1.319%	3,338,000	3,359,600
04/24/2028	3.705%	1,800,000	2,032,284
12/20/2028	3.419%	6,054,000	6,740,667
07/23/2029	4.271%	3,723,000	4,366,304
02/07/2030	3.974%	1,718,000	1,992,611
02/13/2031	2.496%	4,955,000	5,187,668
04/29/2031	2.592%	785,000	831,206
07/23/2031	1.898%	2,591,000	2,588,879
06/19/2041	2.676%	4,775,000	4,863,640
Bank of America Corp.
01/22/2024	4.125%	247,000	273,541
04/19/2026	3.500%	3,670,000	4,117,766
Subordinated
11/25/2027	4.183%	2,093,000	2,397,269

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	69

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of America NA
Subordinated
10/15/2036	6.000%	700,000	1,000,209
Bank of Montreal
02/05/2024	3.300%	700,000	758,792
05/01/2025	1.850%	1,300,000	1,355,647
Bank of Montreal(i)
Subordinated
12/15/2032	3.803%	583,000	648,952
Bank of New York Mellon Corp. (The)
08/16/2023	2.200%	1,100,000	1,154,036
Bank of Nova Scotia (The)
05/01/2023	1.625%	3,740,000	3,839,845
Subordinated
12/16/2025	4.500%	260,000	300,481
Banque Federative du Credit Mutuel SA(a)
07/20/2023	3.750%	500,000	542,197
Barclays PLC
03/16/2025	3.650%	1,100,000	1,187,535
Barclays PLC(i)
06/20/2030	5.088%	2,667,000	3,011,588
06/24/2031	2.645%	2,860,000	2,856,713
BBVA USA
08/27/2024	2.500%	900,000	938,209
BNP Paribas SA(a)
03/01/2023	3.500%	1,000,000	1,062,115
BNP Paribas SA(a),(i)
11/19/2025	2.819%	4,266,000	4,500,089
06/09/2026	2.219%	2,921,000	3,011,661
09/30/2028	1.904%	1,362,000	1,360,545
01/13/2031	3.052%	1,000,000	1,072,093
BNZ International Funding Ltd.(a)
02/21/2022	2.900%	800,000	826,265
11/03/2022	2.650%	600,000	625,686
BPCE SA(a),(i),(j)
10/06/2026	1.652%	834,000	835,135
BPCE SA
12/02/2026	3.375%	700,000	785,167
BPCE SA(a)
Subordinated
07/11/2024	4.625%	500,000	550,696
Canadian Imperial Bank of Commerce
01/28/2025	2.250%	2,000,000	2,108,222
Capital One Financial Corp.
01/29/2024	3.900%	1,075,000	1,171,186
Subordinated
10/29/2025	4.200%	700,000	776,424
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citibank NA
01/23/2024	3.650%	2,000,000	2,191,603
Citigroup, Inc.
04/25/2022	2.750%	900,000	930,176
12/01/2025	7.000%	765,000	959,530
10/21/2026	3.200%	1,616,000	1,781,189
01/15/2028	6.625%	215,000	278,630
Citigroup, Inc.(i)
01/24/2023	3.142%	500,000	515,920
04/24/2025	3.352%	645,000	695,713
04/08/2026	3.106%	2,000,000	2,160,510
07/24/2028	3.668%	600,000	673,269
03/20/2030	3.980%	1,300,000	1,499,053
11/05/2030	2.976%	1,154,000	1,245,568
01/29/2031	2.666%	2,000,000	2,111,758
03/31/2031	4.412%	4,398,000	5,266,627
01/24/2039	3.878%	100,000	116,947
Citizens Bank NA
03/29/2023	3.700%	250,000	267,442
Citizens Financial Group, Inc.
02/06/2030	2.500%	550,000	582,211
Citizens Financial Group, Inc.(a)
Subordinated
09/30/2032	2.638%	386,000	385,352
Comerica, Inc.
02/01/2029	4.000%	700,000	796,292
Commonwealth Bank of Australia(a)
03/16/2023	3.450%	540,000	578,261
05/18/2026	2.850%	540,000	595,464
Subordinated
12/09/2025	4.500%	703,000	796,132
Compass Bank
06/11/2021	3.500%	450,000	458,228
Cooperatieve Rabobank UA(a)
09/30/2110	5.800%	500,000	828,898
Cooperatieve Rabobank UA
Subordinated
08/04/2025	4.375%	589,000	665,060
07/21/2026	3.750%	712,000	794,830
Credit Agricole SA(a)
04/24/2023	3.750%	250,000	267,993
Subordinated
03/17/2025	4.375%	340,000	376,237
Credit Agricole SA(a),(i)
06/16/2026	1.907%	880,000	897,012
Credit Suisse AG
04/09/2025	2.950%	925,000	1,008,788
Credit Suisse Group AG(a)
01/09/2023	3.574%	1,225,000	1,266,231

70	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Group AG(a),(i)
12/14/2023	2.997%	1,414,000	1,473,056
09/11/2025	2.593%	1,307,000	1,363,996
06/05/2026	2.193%	3,511,000	3,622,602
01/12/2029	3.869%	250,000	278,888
Credit Suisse Group Funding Guernsey Ltd.
06/09/2023	3.800%	1,924,000	2,070,248
03/26/2025	3.750%	500,000	553,457
Danske Bank A/S(a)
01/12/2022	5.000%	1,823,000	1,914,371
03/02/2022	2.700%	542,000	558,331
12/08/2023	1.171%	5,454,000	5,455,713
Danske Bank A/S(a),(i)
12/20/2025	3.244%	3,442,000	3,665,427
Danske Bank AS(a),(i)
09/20/2022	3.001%	3,672,000	3,742,854
Deutsche Bank AG/New York(i)
09/18/2024	2.222%	3,550,000	3,574,627
Discover Bank
07/27/2026	3.450%	633,000	693,103
Federation des Caisses Desjardins du Quebec(a)
02/10/2025	2.050%	2,000,000	2,087,516
Fifth Third Bancorp
01/25/2024	3.650%	525,000	572,793
Goldman Sachs Group, Inc. (The)(i)
06/05/2023	2.908%	900,000	931,991
07/24/2023	2.905%	652,000	676,262
09/29/2025	3.272%	1,248,000	1,349,702
06/05/2028	3.691%	1,744,000	1,955,147
Goldman Sachs Group, Inc. (The)
03/03/2024	4.000%	318,000	350,369
01/23/2025	3.500%	578,000	632,973
04/01/2025	3.500%	5,294,000	5,837,634
05/22/2025	3.750%	4,028,000	4,474,910
11/16/2026	3.500%	3,902,000	4,315,303
01/26/2027	3.850%	3,349,000	3,765,915
02/07/2030	2.600%	1,600,000	1,688,841
Subordinated
10/21/2025	4.250%	531,000	602,695
10/01/2037	6.750%	1,256,000	1,812,713
HSBC Holdings PLC
03/30/2022	4.000%	306,000	320,992
03/08/2026	4.300%	855,000	962,082
Subordinated
03/14/2024	4.250%	2,500,000	2,678,486
HSBC Holdings PLC(i)
11/22/2023	3.033%	288,000	300,279
05/18/2024	3.950%	657,000	703,147
04/18/2026	1.645%	3,436,000	3,423,103
03/13/2028	4.041%	744,000	822,827
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/22/2028	2.013%	6,339,000	6,283,122
08/18/2031	2.357%	1,420,000	1,404,027
Huntington Bancshares, Inc.
02/04/2030	2.550%	1,900,000	1,991,832
ING Groep NV
04/09/2024	3.550%	875,000	952,925
ING Groep NV(a),(i)
07/01/2026	1.400%	930,000	939,720
JPMorgan Chase & Co.(i)
04/01/2023	3.207%	2,412,000	2,505,783
06/01/2024	1.514%	7,555,000	7,711,599
06/01/2028	2.182%	2,266,000	2,366,482
03/24/2031	4.493%	899,000	1,097,065
Subordinated
05/13/2031	2.956%	3,139,000	3,364,796
JPMorgan Chase & Co.
10/01/2026	2.950%	219,000	240,731
KeyBank NA
05/22/2022	3.180%	1,373,000	1,429,980
Lloyds Banking Group PLC(i)
06/15/2023	1.326%	1,559,000	1,567,067
07/09/2025	3.870%	4,140,000	4,505,872
Lloyds Banking Group PLC
03/22/2028	4.375%	392,000	454,509
Subordinated
12/10/2025	4.582%	500,000	548,441
Macquarie Bank Ltd.(a)
07/29/2025	4.000%	960,000	1,093,863
01/15/2026	3.900%	370,000	422,455
Macquarie Group Ltd.(a)
01/14/2021	6.250%	926,000	940,545
Macquarie Group Ltd.(a),(i)
11/28/2028	3.763%	340,000	369,734
01/15/2030	5.033%	1,145,000	1,354,258
Mitsubishi UFJ Financial Group, Inc.
02/22/2022	2.998%	177,000	182,877
07/26/2023	3.761%	670,000	725,587
09/13/2023	2.527%	384,000	403,809
03/07/2024	3.407%	755,000	816,889
02/25/2025	2.193%	2,080,000	2,177,870
07/17/2030	2.048%	1,610,000	1,625,743
07/18/2039	3.751%	710,000	818,705
Mitsubishi UFJ Financial Group, Inc.(i)
09/15/2024	0.848%	2,392,000	2,393,540
Mizuho Financial Group, Inc.
02/28/2022	2.953%	435,000	449,717

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	71

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mizuho Financial Group, Inc.(i)
09/08/2024	0.849%	1,923,000	1,917,726
05/25/2026	2.226%	1,150,000	1,196,687
09/13/2030	2.869%	642,000	687,855
Morgan Stanley
07/28/2021	5.500%	4,335,000	4,516,558
10/23/2024	3.700%	800,000	887,701
07/23/2025	4.000%	2,053,000	2,324,293
01/20/2027	3.625%	1,547,000	1,750,927
01/27/2045	4.300%	500,000	633,636
Morgan Stanley(i)
04/24/2024	3.737%	130,000	139,672
04/28/2026	2.188%	4,005,000	4,190,944
07/22/2028	3.591%	889,000	997,834
01/24/2029	3.772%	333,000	379,303
04/22/2039	4.457%	630,000	787,388
National Australia Bank Ltd.(a)
Subordinated
08/21/2030	2.332%	3,162,000	3,127,285
National Australia Bank Ltd.(a),(i)
Subordinated
08/02/2034	3.933%	935,000	1,038,773
Nationwide Building Society(a)
08/28/2025	1.000%	595,000	590,118
NatWest Markets PLC(a)
09/29/2022	3.625%	1,225,000	1,286,409
Nordea Bank Abp(a)
Subordinated
09/21/2022	4.250%	910,000	967,824
Northern Trust Corp.
05/01/2030	1.950%	2,100,000	2,178,880
Northern Trust Corp.(i)
Junior Subordinated
05/08/2032	3.375%	231,000	252,239
PNC Bank NA
Subordinated
01/30/2023	2.950%	570,000	599,790
Rabobank Nederland NY
01/10/2022	2.750%	620,000	639,090
Regions Financial Corp.
08/14/2023	3.800%	385,000	417,874
Royal Bank of Canada
10/05/2023	3.700%	1,000,000	1,092,065
Royal Bank of Scotland Group PLC(i)
05/22/2024	2.359%	666,000	683,619
03/22/2025	4.269%	540,000	586,608
05/22/2028	3.073%	2,897,000	3,056,690
05/08/2030	4.445%	1,718,000	1,976,906
Subordinated
11/01/2029	3.754%	1,951,000	2,016,288
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander Holdings USA, Inc.
01/18/2023	3.400%	543,000	568,760
06/02/2025	3.450%	3,177,000	3,395,824
07/17/2025	4.500%	170,000	188,601
10/05/2026	3.244%	1,695,000	1,810,619
07/13/2027	4.400%	855,000	938,163
Santander UK Group Holdings PLC(i)
08/21/2026	1.532%	4,980,000	4,903,511
Santander UK Group Holdings PLC(a)
Subordinated
09/15/2025	4.750%	640,000	701,452
Societe Generale SA(a)
03/28/2024	3.875%	725,000	779,123
01/22/2025	2.625%	3,464,000	3,577,915
01/22/2030	3.000%	2,500,000	2,596,339
Subordinated
04/14/2025	4.250%	900,000	959,980
Societe Generale SA(a),(i)
07/08/2035	3.653%	1,004,000	1,012,028
SouthTrust Bank
Subordinated
05/15/2025	7.690%	500,000	613,534
Standard Chartered PLC(a),(i)
01/20/2023	4.247%	600,000	622,083
01/30/2026	2.819%	1,450,000	1,501,682
05/21/2030	4.305%	350,000	392,561
Subordinated
03/15/2033	4.866%	700,000	760,567
Sumitomo Mitsui Financial Group, Inc.
01/11/2022	2.846%	1,200,000	1,234,580
10/18/2022	2.778%	452,000	471,746
07/14/2026	2.632%	590,000	636,836
10/19/2026	3.010%	297,000	327,203
07/16/2029	3.040%	2,255,000	2,451,894
SunTrust Bank
Subordinated
05/15/2026	3.300%	500,000	560,935
SunTrust Banks, Inc.
01/27/2022	2.700%	355,000	365,329
05/01/2025	4.000%	191,000	217,180
SVB Financial Group
06/05/2030	3.125%	565,000	629,765
Svenska Handelsbanken AB
10/01/2020	2.400%	1,500,000	1,500,087
Truist Financial Corp.
06/05/2030	1.950%	680,000	703,267
U.S. Bancorp
01/24/2022	2.625%	309,000	317,624

72	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
04/27/2026	3.100%	735,000	817,477
UBS AG(a)
04/21/2022	1.750%	970,000	987,770
UBS Group AG(a),(i)
01/30/2027	1.364%	3,463,000	3,462,527
08/13/2030	3.126%	400,000	442,110
UBS Group Funding Switzerland AG(a)
05/23/2023	3.491%	960,000	1,002,818
09/24/2025	4.125%	200,000	227,781
UBS Group Funding Switzerland AG(a),(i)
08/15/2023	2.859%	3,935,000	4,084,829
UniCredit SpA(a)
01/14/2022	6.572%	1,500,000	1,591,076
09/22/2026	2.569%	1,095,000	1,084,921
Wells Fargo & Co.
03/04/2021	2.500%	460,000	464,223
01/24/2023	3.069%	796,000	821,129
01/24/2024	3.750%	600,000	652,668
09/09/2024	3.300%	750,000	816,985
09/29/2025	3.550%	2,000,000	2,227,018
12/07/2046	4.750%	752,000	934,656
Subordinated
06/03/2026	4.100%	777,000	874,581
06/14/2046	4.400%	698,000	828,683
Wells Fargo & Co.(i)
02/11/2026	2.164%	800,000	830,759
04/30/2026	2.188%	745,000	776,647
06/17/2027	3.196%	1,270,000	1,385,911
04/30/2041	3.068%	2,730,000	2,846,272
Westpac Banking Corp.
05/13/2026	2.850%	500,000	554,317
Subordinated
07/24/2039	4.421%	525,000	640,808
Westpac Banking Corp.(i)
11/23/2031	4.322%	600,000	677,068
Subordinated
02/04/2030	2.894%	1,630,000	1,683,677
Total			362,691,559
Brokerage/Asset Managers/Exchanges 0.5%
Affiliated Managers Group, Inc.
06/15/2030	3.300%	2,362,000	2,524,480
BlackRock, Inc.
01/28/2031	1.900%	1,600,000	1,657,933
Brookfield Finance LLC
04/15/2050	3.450%	620,000	608,144
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brookfield Finance, Inc.
01/25/2028	3.900%	1,507,000	1,685,623
03/29/2029	4.850%	385,000	459,641
04/15/2030	4.350%	1,936,000	2,261,347
09/20/2047	4.700%	369,000	434,710
Daiwa Securities Group, Inc.(a)
04/19/2022	3.129%	305,000	314,936
Golub Capital BDC, Inc.(j)
04/15/2024	3.375%	3,841,000	3,838,349
Intercontinental Exchange, Inc.
09/15/2032	1.850%	1,583,000	1,579,573
09/15/2040	2.650%	554,000	554,819
Invesco Finance PLC
01/15/2026	3.750%	567,000	638,888
Nomura Holdings, Inc.
01/16/2025	2.648%	2,424,000	2,551,109
01/16/2030	3.103%	3,672,000	3,903,624
07/16/2030	2.679%	1,983,000	2,040,082
Total			25,053,258
Building Materials 0.0%
CRH America Finance, Inc.(a)
05/09/2027	3.400%	311,000	339,768
Martin Marietta Materials, Inc.
06/01/2027	3.450%	395,000	438,598
Masco Corp.
10/01/2030	2.000%	400,000	400,249
08/15/2032	6.500%	540,000	681,889
Total			1,860,504
Cable and Satellite 0.8%
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	706,000	747,589
02/15/2028	3.750%	500,000	553,440
04/01/2038	5.375%	286,000	344,632
03/01/2050	4.800%	3,378,000	3,822,526
Comcast Corp.
04/15/2024	3.700%	1,431,000	1,579,544
04/01/2025	3.100%	741,000	816,458
10/15/2025	3.950%	1,107,000	1,270,520
03/01/2026	3.150%	622,000	693,534
10/15/2028	4.150%	1,459,000	1,757,017
01/15/2031	1.950%	2,963,000	3,043,919
02/15/2031	1.500%	3,701,000	3,657,687
08/15/2034	4.200%	400,000	498,013
10/15/2038	4.600%	2,522,000	3,221,295
11/01/2039	3.250%	640,000	712,204
04/01/2040	3.750%	2,565,000	3,016,754
11/01/2049	3.999%	500,000	603,296
02/01/2050	3.450%	531,000	596,341
01/15/2051	2.800%	839,000	845,859
08/15/2052	2.450%	787,000	735,821

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	73

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/01/2052	4.049%	800,000	982,610
10/15/2058	4.950%	1,635,000	2,353,050
08/15/2062	2.650%	865,000	821,804
Cox Communications, Inc.(a)
10/01/2030	1.800%	1,180,000	1,167,405
08/15/2047	4.600%	274,000	341,830
10/01/2050	2.950%	850,000	817,023
TCI Communications, Inc.
02/15/2028	7.125%	415,000	574,452
Time Warner Cable LLC
05/01/2037	6.550%	1,109,000	1,474,160
06/15/2039	6.750%	1,400,000	1,916,345
Total			38,965,128
Chemicals 0.4%
Air Liquide Finance SA(a)
09/27/2023	2.250%	515,000	538,910
Air Products & Chemicals, Inc.
05/15/2027	1.850%	1,660,000	1,743,814
05/15/2050	2.800%	1,040,000	1,099,398
Albemarle Corp.
12/01/2044	5.450%	270,000	296,545
Chevron Phillips Chemical Co. LLC /LP(a)
04/01/2025	5.125%	1,015,000	1,193,509
Dow Chemical Co. (The)
11/15/2030	2.100%	2,266,000	2,234,654
11/15/2050	3.600%	799,000	807,445
DowDuPont, Inc.
11/15/2038	5.319%	290,000	367,833
International Flavors & Fragrances, Inc.
09/26/2028	4.450%	210,000	245,828
09/26/2048	5.000%	261,000	325,340
Nutrien Ltd.
04/01/2029	4.200%	155,000	184,120
05/13/2030	2.950%	1,014,000	1,108,211
03/15/2035	4.125%	700,000	807,604
04/01/2049	5.000%	1,364,000	1,792,383
Nutrition & Biosciences, Inc.(a)
10/01/2025	1.230%	802,000	801,419
10/15/2027	1.832%	1,446,000	1,452,692
11/01/2030	2.300%	1,198,000	1,207,978
11/15/2040	3.268%	505,000	510,708
12/01/2050	3.468%	951,000	960,243
Sherwin-Williams Co. (The)
06/01/2024	3.125%	165,000	178,396
Union Carbide Corp.
10/01/2096	7.750%	920,000	1,234,881
Total			19,091,911
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.2%
Deere & Co.
04/15/2025	2.750%	1,543,000	1,680,713
04/15/2050	3.750%	679,000	842,935
John Deere Capital Corp.
07/05/2022	0.550%	2,263,000	2,272,342
04/06/2023	1.200%	1,742,000	1,776,415
09/14/2026	2.250%	385,000	418,082
03/09/2027	1.750%	1,044,000	1,090,458
09/08/2027	2.800%	700,000	777,980
Total			8,858,925
Consumer Cyclical Services 0.2%
Amazon.com, Inc.
06/03/2030	1.500%	3,150,000	3,215,255
08/22/2037	3.875%	550,000	685,939
06/03/2050	2.500%	1,355,000	1,383,125
06/03/2060	2.700%	1,237,000	1,277,939
Booking Holdings, Inc.
03/15/2023	2.750%	321,000	336,870
Ford Foundation (The)
06/01/2070	2.815%	440,000	460,270
Total			7,359,398
Consumer Products 0.0%
Mead Johnson Nutrition Co.
06/01/2044	4.600%	350,000	465,891
Unilever Capital Corp.
03/22/2025	3.375%	230,000	255,962
Total			721,853
Diversified Manufacturing 0.3%
Eaton Corp.
04/01/2024	7.625%	500,000	603,189
General Electric Co.
01/09/2023	3.100%	258,000	270,707
01/05/2026	5.550%	1,700,000	1,986,582
05/01/2027	3.450%	2,200,000	2,325,516
05/01/2030	3.625%	2,910,000	3,014,759
01/14/2038	5.875%	123,000	143,276
Nvent Finance Sarl
04/15/2028	4.550%	450,000	483,410
Roper Technologies, Inc.
09/15/2027	1.400%	1,670,000	1,689,055
06/30/2030	2.000%	710,000	725,073
WW Grainger, Inc.
06/15/2045	4.600%	200,000	256,726

74	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Xylem, Inc.
01/30/2031	2.250%	515,000	544,461
Total			12,042,754
Electric 2.4%
AEP Transmission Co., LLC
09/15/2049	3.150%	440,000	472,090
Alabama Power Co.
02/15/2033	5.700%	467,000	643,996
05/15/2038	6.125%	70,000	102,244
Appalachian Power Co.
03/01/2049	4.500%	215,000	267,453
Arizona Public Service Co.
05/15/2025	3.150%	154,000	168,580
Ausgrid Finance Pty Ltd.(a)
05/01/2023	3.850%	850,000	899,288
Baltimore Gas & Electric Co.
08/15/2046	3.500%	376,000	426,375
Berkshire Hathaway Energy Co.
11/15/2023	3.750%	976,000	1,063,805
02/01/2025	3.500%	529,000	586,630
Black Hills Corp.
10/15/2029	3.050%	1,274,000	1,386,178
10/15/2049	3.875%	666,000	750,822
CenterPoint Energy Houston Electric LLC
07/01/2050	2.900%	512,000	543,070
CenterPoint Energy, Inc.
09/01/2022	2.500%	150,000	155,164
09/01/2024	2.500%	1,614,000	1,713,905
03/01/2030	2.950%	632,000	692,435
China Southern Power Grid International Finance BVI Co., Ltd.(a)
05/08/2027	3.500%	720,000	792,862
CMS Energy Corp.
08/15/2027	3.450%	300,000	335,987
Commonwealth Edison Co.
06/15/2046	3.650%	243,000	283,670
Connecticut Light & Power Co. (The)
04/01/2048	4.000%	236,000	298,176
Consumers Energy Co.
05/01/2060	2.500%	627,000	590,840
08/31/2064	4.350%	547,000	721,426
Dominion Energy, Inc.
08/15/2021	2.000%	1,042,000	1,055,273
08/15/2026	2.850%	960,000	1,052,661
08/01/2033	5.250%	1,315,000	1,676,244
DTE Electric Co.
06/15/2042	3.950%	364,000	419,686
03/01/2050	2.950%	1,637,000	1,743,605
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DTE Energy Co.
10/01/2024	2.529%	200,000	212,648
06/01/2025	1.050%	1,509,000	1,510,271
03/15/2027	3.800%	1,493,000	1,676,478
03/01/2030	2.950%	992,000	1,069,212
Duke Energy Carolinas LLC
12/01/2028	6.000%	600,000	790,534
12/15/2041	4.250%	313,000	393,651
Duke Energy Corp.
09/01/2021	1.800%	1,561,000	1,579,803
09/15/2025	0.900%	1,439,000	1,438,990
09/01/2026	2.650%	213,000	230,548
Duke Energy Indiana LLC
05/15/2046	3.750%	550,000	646,444
Duke Energy Ohio, Inc.
06/01/2030	2.125%	1,133,000	1,191,254
02/01/2049	4.300%	295,000	372,789
Duke Energy Progress LLC
04/01/2035	5.700%	300,000	396,274
10/15/2046	3.700%	323,000	379,175
09/15/2047	3.600%	300,000	348,049
08/15/2050	2.500%	905,000	878,233
Duquesne Light Holdings, Inc.(a)
08/01/2027	3.616%	700,000	747,301
10/01/2030	2.532%	1,095,000	1,097,836
Edison International
06/15/2027	5.750%	500,000	556,609
03/15/2028	4.125%	1,200,000	1,231,935
Emera U.S. Finance LP
06/15/2046	4.750%	600,000	724,262
Enel Finance International NV(a)
09/14/2025	4.625%	210,000	242,835
05/25/2027	3.625%	380,000	423,076
04/06/2028	3.500%	335,000	372,884
Entergy Arkansas LLC
06/15/2051	2.650%	1,914,000	1,931,134
Entergy Arkansas, Inc.
04/01/2026	3.500%	307,000	347,361
Entergy Corp.
09/01/2026	2.950%	336,000	371,713
Entergy Louisiana LLC
06/01/2031	3.050%	472,000	537,593
Entergy Texas, Inc.(j)
03/15/2031	1.750%	999,000	993,111
Evergy Kansas Central, Inc.
04/15/2050	3.450%	2,004,000	2,276,208
Evergy Metro, Inc.
06/01/2030	2.250%	1,511,000	1,604,315

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	75

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Evergy, Inc.
09/15/2024	2.450%	1,384,000	1,465,594
09/15/2029	2.900%	983,000	1,058,727
Exelon Corp.
04/15/2050	4.700%	1,368,000	1,753,399
Exelon Generation Co. LLC
06/15/2022	4.250%	384,000	405,348
06/01/2025	3.250%	1,290,000	1,413,330
10/01/2039	6.250%	300,000	372,132
FirstEnergy Corp.
03/15/2023	4.250%	1,504,000	1,597,072
07/15/2027	3.900%	1,384,000	1,517,419
03/01/2030	2.650%	1,835,000	1,862,897
03/01/2050	3.400%	1,745,000	1,708,801
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%	325,000	381,060
Florida Power & Light Co.
09/01/2035	5.400%	600,000	819,238
Fortis, Inc.
10/04/2026	3.055%	620,000	675,764
Interstate Power & Light Co.
09/30/2049	3.500%	567,000	628,571
ITC Holdings Corp.
11/15/2022	2.700%	1,491,000	1,555,107
ITC Holdings Corp.(a)
05/14/2030	2.950%	530,000	571,474
Jersey Central Power & Light Co.(a)
01/15/2026	4.300%	260,000	299,054
Jersey Central Power & Light Co.
06/01/2037	6.150%	150,000	202,681
Kansas City Power & Light Co.
10/01/2041	5.300%	750,000	998,580
06/15/2047	4.200%	400,000	496,256
Metropolitan Edison Co.(a)
01/15/2029	4.300%	1,170,000	1,373,942
MidAmerican Energy Co.
11/01/2035	5.750%	600,000	870,215
08/01/2048	3.650%	787,000	928,064
Mid-Atlantic Interstate Transmission LLC(a)
05/15/2028	4.100%	255,000	289,079
Mississippi Power Co.
03/30/2028	3.950%	1,819,000	2,087,997
03/15/2042	4.250%	1,092,000	1,281,810
National Rural Utilities Cooperative Finance Corp.
03/15/2029	3.700%	270,000	317,976
Nevada Power Co.
04/01/2036	6.650%	225,000	334,871
09/15/2040	5.375%	546,000	714,083
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New England Power Co.(a)
12/05/2047	3.800%	168,000	196,079
NextEra Energy Capital Holdings, Inc.
05/01/2025	2.750%	1,273,000	1,377,064
06/01/2030	2.250%	2,360,000	2,455,517
Niagara Mohawk Power Corp.(a)
10/01/2034	4.278%	753,000	936,405
NRG Energy, Inc.(a)
06/15/2029	4.450%	585,000	646,267
Oncor Electric Delivery Co. LLC
11/15/2028	3.700%	1,131,000	1,328,422
03/15/2029	5.750%	155,000	204,409
Pacific Gas and Electric Co.
06/16/2022	1.750%	2,255,000	2,257,043
08/01/2027	2.100%	1,485,000	1,438,822
12/01/2027	3.300%	1,582,000	1,623,297
07/01/2030	4.550%	1,651,000	1,791,139
02/01/2031	2.500%	2,031,000	1,932,149
07/01/2040	4.500%	376,000	385,854
08/01/2040	3.300%	497,000	456,089
04/15/2042	4.450%	1,000,000	1,020,154
12/01/2047	3.950%	526,000	487,168
PacifiCorp
10/15/2037	6.250%	200,000	293,470
PECO Energy Co.
06/15/2050	2.800%	490,000	510,850
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	770,000	832,045
Potomac Electric Power Co.
12/15/2038	7.900%	160,000	241,719
03/15/2043	4.150%	250,000	302,592
PPL Capital Funding, Inc.
06/15/2022	4.200%	313,000	328,680
06/01/2023	3.400%	213,000	227,006
05/15/2026	3.100%	1,800,000	1,990,040
04/15/2030	4.125%	1,924,000	2,270,165
03/15/2044	5.000%	992,000	1,247,568
Progress Energy, Inc.
01/15/2021	4.400%	187,000	187,627
Public Service Co. of New Hampshire
11/01/2023	3.500%	303,000	328,313
Public Service Co. of Oklahoma
02/01/2021	4.400%	231,000	234,041
Public Service Electric and Gas Co.
05/01/2050	2.700%	1,644,000	1,716,774
08/01/2050	2.050%	302,000	273,855
San Diego Gas & Electric Co.
06/01/2026	6.000%	525,000	643,899

76	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern California Edison Co.
03/01/2028	3.650%	200,000	220,410
08/01/2029	2.850%	753,000	792,853
01/15/2036	5.550%	130,000	159,181
02/01/2038	5.950%	210,000	266,680
10/01/2043	4.650%	355,000	411,295
03/01/2048	4.125%	1,208,000	1,316,935
Southern Co. (The)
07/01/2026	3.250%	250,000	278,750
Southern Power Co.
09/15/2041	5.150%	1,166,000	1,362,274
Southwestern Electric Power Co.
04/01/2045	3.900%	428,000	471,162
Southwestern Public Service Co.
08/15/2041	4.500%	338,000	425,265
Toledo Edison Co. (The)
05/15/2037	6.150%	600,000	848,292
Trans-Allegheny Interstate Line Co.(a)
06/01/2025	3.850%	520,000	576,112
Union Electric Co.
06/15/2027	2.950%	286,000	315,673
Virginia Electric and Power Co.
03/15/2023	2.750%	127,000	133,031
Wisconsin Electric Power Co.
06/01/2025	3.100%	192,000	209,467
Xcel Energy, Inc.
10/15/2023	0.500%	642,000	641,757
09/15/2041	4.800%	90,000	111,589
Total			112,100,780
Environmental 0.0%
Republic Services, Inc.
02/15/2031	1.450%	1,110,000	1,082,719
Finance Companies 1.1%
AerCap Ireland Capital DAC/Global Aviation Trust
12/16/2021	4.450%	720,000	735,162
05/26/2022	3.500%	743,000	749,970
01/23/2023	3.300%	935,000	934,899
07/03/2023	4.125%	500,000	509,436
09/15/2023	4.500%	2,905,000	2,991,575
01/16/2024	4.875%	788,000	813,130
02/15/2024	3.150%	4,432,000	4,390,028
08/14/2024	2.875%	632,000	608,018
01/15/2025	3.500%	400,000	389,818
07/15/2025	6.500%	1,996,000	2,151,805
04/03/2026	4.450%	1,020,000	1,014,097
10/15/2027	4.625%	1,355,000	1,313,727
AerCap Ireland Capital Ltd./Global Aviation Trust
02/01/2022	3.950%	412,000	416,981
07/01/2022	4.625%	342,000	350,238
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Air Lease Corp.
07/03/2023	3.875%	1,000,000	1,041,168
09/15/2023	3.000%	520,000	529,601
03/01/2025	3.250%	645,000	655,371
07/01/2025	3.375%	2,000,000	2,045,820
01/15/2026	2.875%	1,200,000	1,182,348
10/01/2029	3.250%	659,000	625,534
Ares Capital Corp.
01/15/2026	3.875%	1,584,000	1,612,752
Aviation Capital Group LLC(a)
05/01/2023	3.875%	350,000	346,533
12/15/2024	5.500%	3,718,000	3,830,605
08/01/2025	4.125%	500,000	479,005
11/01/2027	3.500%	600,000	535,192
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	715,000	721,916
02/15/2025	2.875%	1,767,000	1,618,195
01/15/2026	5.500%	1,995,000	2,001,667
05/01/2026	4.375%	790,000	750,552
GE Capital Funding LLC(a)
05/15/2025	3.450%	3,258,000	3,489,878
05/15/2030	4.400%	1,784,000	1,910,730
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	5,170,000	5,453,501
International Lease Finance Corp.
01/15/2022	8.625%	1,000,000	1,074,099
08/15/2022	5.875%	264,000	282,535
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	5,475,000	5,494,756
02/15/2024	5.500%	810,000	819,358
SMBC Aviation Capital Finance DAC(a)
07/15/2022	3.000%	693,000	706,493
Total			54,576,493
Food and Beverage 1.2%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	6,979,000	8,400,549
02/01/2046	4.900%	811,000	998,658
Anheuser-Busch InBev Finance, Inc.
02/01/2044	4.625%	30,000	35,257
Anheuser-Busch InBev Worldwide, Inc.
01/23/2025	4.150%	1,557,000	1,759,372
06/01/2040	4.350%	1,480,000	1,722,247
04/15/2048	4.600%	988,000	1,181,334
10/06/2048	4.439%	690,000	804,254
06/01/2050	4.500%	1,940,000	2,326,816
04/15/2058	4.750%	100,000	122,515
Bacardi Ltd.(a)
05/15/2028	4.700%	1,361,000	1,583,757
05/15/2038	5.150%	645,000	790,185
05/15/2048	5.300%	981,000	1,242,180

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	77

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bunge Ltd. Finance Corp.
11/24/2020	3.500%	141,000	141,564
08/17/2025	1.630%	1,962,000	1,968,474
08/15/2026	3.250%	383,000	412,619
09/25/2027	3.750%	1,226,000	1,331,083
Campbell Soup Co.
04/24/2030	2.375%	600,000	625,128
04/24/2050	3.125%	249,000	251,012
Cargill, Inc.(a)
03/01/2023	3.250%	140,000	148,839
07/23/2023	1.375%	3,500,000	3,575,685
11/01/2036	7.250%	300,000	458,117
Coca-Cola Femsa SAB de CV
01/22/2030	2.750%	750,000	807,667
09/01/2032	1.850%	1,000,000	1,002,832
Conagra Brands, Inc.
11/01/2038	5.300%	180,000	232,517
11/01/2048	5.400%	510,000	691,802
Constellation Brands, Inc.
02/15/2023	3.200%	361,000	381,629
11/15/2025	4.400%	360,000	418,999
12/06/2026	3.700%	608,000	694,383
11/15/2048	5.250%	144,000	193,744
Diageo Capital PLC
09/29/2025	1.375%	1,020,000	1,046,689
04/29/2030	2.000%	1,450,000	1,493,397
Fomento Economico Mexicano SAB de CV
01/16/2050	3.500%	1,270,000	1,343,332
General Mills, Inc.
04/17/2025	4.000%	400,000	454,049
04/15/2030	2.875%	534,000	585,937
04/17/2038	4.550%	100,000	127,712
Ingredion, Inc.
06/01/2050	3.900%	714,000	804,505
Kellogg Co.
06/01/2030	2.100%	720,000	737,616
Keurig Dr Pepper, Inc.
05/25/2025	4.417%	250,000	288,234
06/15/2027	3.430%	135,000	150,692
05/25/2038	4.985%	323,000	419,135
05/01/2050	3.800%	771,000	885,018
Mars, Inc.(a)
07/16/2032	1.625%	3,799,000	3,766,343
07/16/2050	2.450%	477,000	450,091
McCormick & Co., Inc.
04/15/2030	2.500%	1,765,000	1,888,268
Mondelez International, Inc.
05/04/2025	1.500%	410,000	421,489
04/13/2030	2.750%	359,000	390,809
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PepsiCo, Inc.
05/01/2030	1.625%	1,605,000	1,647,010
Smithfield Foods, Inc.(a)
10/15/2030	3.000%	2,793,000	2,807,975
Sysco Corp.
02/15/2030	2.400%	768,000	773,416
04/01/2050	6.600%	389,000	546,095
Tyson Foods, Inc.
08/15/2034	4.875%	200,000	260,360
08/15/2044	5.150%	825,000	1,093,457
Total			56,684,847
Gaming 0.0%
GLP Capital LP/Financing II, Inc.
01/15/2029	5.300%	748,000	835,012
01/15/2030	4.000%	613,000	634,689
Total			1,469,701
Health Care 1.4%
Abbott Laboratories
11/30/2026	3.750%	932,000	1,082,816
01/30/2028	1.150%	780,000	786,154
06/30/2030	1.400%	830,000	835,687
11/30/2036	4.750%	870,000	1,165,400
Advocate Health & Hospitals Corp.
06/15/2030	2.211%	690,000	715,530
Ascension Health
11/15/2029	2.532%	1,000,000	1,084,011
Becton Dickinson and Co.
12/15/2024	3.734%	160,000	176,739
12/15/2044	4.685%	900,000	1,104,218
Bon Secours Mercy Health, Inc.
06/01/2030	3.464%	1,290,000	1,449,139
Boston Scientific Corp.
03/01/2026	3.750%	338,000	385,545
03/01/2029	4.000%	202,000	234,825
03/01/2039	4.550%	500,000	624,315
Children’s Hospital Corp. (The)
02/01/2050	2.585%	680,000	677,626
Children’s Hospital/DC
07/15/2050	2.928%	760,000	741,203
Cigna Corp.
09/17/2021	3.400%	1,628,000	1,675,233
02/25/2026	4.500%	577,000	672,825
03/01/2027	3.400%	1,801,000	2,019,014
10/15/2028	4.375%	370,000	439,884
07/15/2046	4.800%	218,000	272,128
10/15/2047	3.875%	1,570,000	1,750,575
Cottage Health Obligated Group
11/01/2049	3.304%	610,000	667,661

78	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.
03/09/2023	3.700%	852,000	912,900
08/15/2026	3.000%	798,000	873,939
08/21/2027	1.300%	1,978,000	1,947,064
03/25/2028	4.300%	500,000	584,773
08/15/2029	3.250%	810,000	892,138
08/21/2030	1.750%	387,000	379,101
03/25/2038	4.780%	570,000	692,094
08/21/2040	2.700%	1,121,000	1,072,280
03/25/2048	5.050%	2,200,000	2,804,541
CVS Pass-Through Trust(a)
10/10/2025	6.204%	138,280	149,361
01/10/2032	7.507%	103,843	129,427
01/10/2034	5.926%	716,291	832,364
01/10/2036	4.704%	1,753,083	1,893,989
08/11/2036	4.163%	153,443	160,999
Danaher Corp.
09/15/2025	3.350%	741,000	827,343
Danaher Corp.(j)
10/01/2050	2.600%	1,946,000	1,915,475
Dentsply Sirona, Inc.
06/01/2030	3.250%	480,000	522,024
DH Europe Finance II Sarl
11/15/2022	2.050%	1,181,000	1,217,705
11/15/2029	2.600%	2,152,000	2,339,899
11/15/2049	3.400%	15,000	17,144
DH Europe Finance II SARL
11/15/2024	2.200%	2,024,000	2,139,398
Hackensack Meridian Health, Inc.
09/01/2050	2.875%	1,000,000	978,681
Hartford HealthCare Corp.
07/01/2054	3.447%	1,350,000	1,327,249
HCA, Inc.
06/15/2026	5.250%	1,700,000	1,980,169
06/15/2029	4.125%	1,000,000	1,131,186
06/15/2039	5.125%	1,069,000	1,286,401
06/15/2047	5.500%	300,000	372,014
06/15/2049	5.250%	394,000	478,830
Memorial Health Services
11/01/2049	3.447%	1,230,000	1,289,120
MultiCare Health System
08/15/2050	2.803%	570,000	574,035
NYU Langone Hospitals
07/01/2055	3.380%	550,000	563,094
Partners Healthcare System, Inc.
07/01/2060	3.342%	3,000,000	3,313,644
Providence St Joseph Health Obligated Group
10/01/2026	2.746%	307,000	337,307
Quest Diagnostics, Inc.
06/30/2031	2.800%	525,000	568,340
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rush Obligated Group
11/15/2029	3.922%	1,242,000	1,445,544
Stryker Corp.
06/15/2025	1.150%	1,584,000	1,605,637
06/15/2030	1.950%	1,441,000	1,470,161
06/15/2050	2.900%	1,110,000	1,139,686
Thermo Fisher Scientific, Inc.
03/25/2030	4.497%	2,758,000	3,411,487
Universal Health Services, Inc.(a)
10/15/2030	2.650%	830,000	825,196
Yale-New Haven Health Services Corp.
07/01/2050	2.496%	950,000	913,700
Zimmer Biomet Holdings, Inc.
03/19/2023	3.700%	174,000	185,821
Total			66,061,788
Healthcare Insurance 0.2%
Aetna, Inc.
12/15/2037	6.750%	590,000	851,341
08/15/2047	3.875%	586,000	653,895
Anthem, Inc.
12/01/2024	3.350%	350,000	383,806
03/01/2028	4.101%	565,000	657,904
05/15/2030	2.250%	1,960,000	2,016,296
12/01/2047	4.375%	94,000	114,992
UnitedHealth Group, Inc.
12/15/2025	3.700%	798,000	913,432
03/15/2026	3.100%	642,000	717,908
07/15/2035	4.625%	658,000	862,172
08/15/2039	3.500%	978,000	1,123,781
05/15/2040	2.750%	942,000	989,299
10/15/2047	3.750%	636,000	753,902
08/15/2059	3.875%	404,000	493,881
05/15/2060	3.125%	391,000	418,930
Total			10,951,539
Healthcare REIT 0.1%
HCP, Inc.
03/01/2024	4.200%	81,000	89,047
08/15/2024	3.875%	694,000	769,017
07/15/2029	3.500%	703,000	784,280
Healthcare Trust of America Holdings LP
07/01/2027	3.750%	1,600,000	1,781,774
03/15/2031	2.000%	730,000	717,897
Healthpeak Properties, Inc.
01/15/2031	2.875%	522,000	554,299
Ventas Realty LP
01/15/2026	4.125%	258,000	289,672
04/01/2027	3.850%	246,000	265,567

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	79

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Welltower, Inc.
02/15/2027	2.700%	294,000	310,577
01/15/2030	3.100%	520,000	551,832
03/15/2041	6.500%	530,000	700,004
Total			6,813,966
Independent Energy 0.4%
Aker BP ASA(a)
01/15/2026	2.875%	2,067,000	2,045,673
01/15/2031	4.000%	1,066,000	1,056,313
Concho Resources, Inc.
02/15/2031	2.400%	1,559,000	1,489,503
Devon Energy Corp.
07/15/2041	5.600%	597,000	603,256
06/15/2045	5.000%	392,000	372,870
Diamondback Energy, Inc.
05/31/2025	4.750%	1,295,000	1,395,236
12/01/2026	3.250%	2,152,000	2,159,074
Encana Corp.
11/01/2031	7.375%	695,000	692,968
EQT Corp.
10/01/2027	3.900%	302,000	277,869
Hess Corp.
01/15/2040	6.000%	810,000	897,544
Marathon Oil Corp.
07/15/2027	4.400%	1,452,000	1,443,022
10/01/2037	6.600%	150,000	154,336
Noble Energy, Inc.
10/15/2029	3.250%	485,000	538,424
03/01/2041	6.000%	400,000	561,713
11/15/2044	5.050%	250,000	326,950
Pioneer Natural Resources Co.
08/15/2030	1.900%	3,258,000	3,062,669
Tengizchevroil Finance Co. International Ltd.(a)
08/15/2025	2.625%	1,238,000	1,241,212
Total			18,318,632
Integrated Energy 0.5%
BP Capital Markets America, Inc.
04/06/2025	3.194%	1,839,000	2,021,567
02/11/2026	3.410%	520,000	580,408
04/06/2027	3.543%	1,852,000	2,079,332
08/10/2030	1.749%	2,554,000	2,530,504
11/10/2050	2.772%	2,516,000	2,313,608
BP Capital Markets PLC
09/19/2027	3.279%	801,000	889,755
Chevron Corp.
05/11/2027	1.995%	765,000	810,005
05/11/2030	2.236%	735,000	780,087
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ENI SpA(a)
09/12/2023	4.000%	510,000	551,470
Exxon Mobil Corp.
03/19/2025	2.992%	1,550,000	1,698,121
10/15/2030	2.610%	1,400,000	1,513,094
08/16/2039	2.995%	815,000	861,817
08/16/2049	3.095%	1,015,000	1,048,210
Husky Energy, Inc.
04/15/2022	3.950%	750,000	773,608
Petro-Canada
05/15/2035	5.950%	250,000	309,805
Suncor Energy, Inc.
05/15/2025	3.100%	1,570,000	1,689,414
Total Capital International SA
06/29/2041	2.986%	1,400,000	1,458,052
05/29/2050	3.127%	2,556,000	2,641,445
Total			24,550,302
Life Insurance 0.6%
AIA Group Ltd.(a)
04/06/2028	3.900%	500,000	568,557
04/09/2029	3.600%	320,000	360,871
Subordinated
09/16/2040	3.200%	540,000	556,324
AIG SunAmerica Global Financing X(a)
03/15/2032	6.900%	585,000	880,489
American International Group, Inc.
04/01/2028	4.200%	1,110,000	1,288,607
06/30/2030	3.400%	1,667,000	1,845,083
07/16/2044	4.500%	988,000	1,154,813
04/01/2048	4.750%	1,534,000	1,878,050
Athene Global Funding(a)
11/12/2026	2.950%	3,060,000	3,215,961
Athene Holding Ltd.
04/03/2030	6.150%	2,321,000	2,774,230
Brighthouse Financial, Inc.
06/22/2047	4.700%	829,000	800,590
Dai-ichi Life Insurance Co. Ltd. (The)(a),(i)
Junior Subordinated
12/31/2049	4.000%	1,062,000	1,150,503
Guardian Life Insurance Co. of America (The)(a)
Subordinated
01/24/2077	4.850%	208,000	274,531
Jackson National Life Global Funding(a)
06/11/2025	3.875%	279,000	313,866
04/29/2026	3.050%	1,073,000	1,178,174
John Hancock Life Insurance Co.(a)
Subordinated
02/15/2024	7.375%	250,000	295,650

80	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Manulife Financial Corp.(i)
Subordinated
02/24/2032	4.061%	1,400,000	1,517,992
MetLife, Inc.
09/15/2023	4.368%	600,000	667,863
11/13/2043	4.875%	490,000	656,026
Metropolitan Life Global Funding I(a)
01/11/2024	3.600%	800,000	874,562
09/19/2027	3.000%	500,000	555,463
Nationwide Financial Services, Inc.(a)
11/30/2049	3.900%	1,778,000	1,822,117
New York Life Global Funding(a)
01/10/2028	3.000%	404,000	452,036
New York Life Insurance Co.(a)
Subordinated
05/15/2069	4.450%	750,000	930,827
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	2,060,000	2,690,359
Reliance Standard Life Global Funding II(a)
09/19/2023	3.850%	520,000	559,437
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	450,000	570,357
05/15/2047	4.270%	300,000	354,356
Total			30,187,694
Lodging 0.1%
Marriott International, Inc.
05/01/2025	5.750%	980,000	1,091,757
06/15/2030	4.625%	1,056,000	1,133,980
Total			2,225,737
Media and Entertainment 0.3%
Activision Blizzard, Inc.
09/15/2030	1.350%	791,000	773,517
09/15/2050	2.500%	911,000	843,194
CBS Corp.
08/15/2024	3.700%	1,019,000	1,114,906
01/15/2045	4.600%	139,000	153,700
Discovery Communications LLC
09/20/2047	5.200%	365,000	441,058
Discovery Communications LLC(a)
09/15/2055	4.000%	675,000	685,267
Grupo Televisa SAB
01/31/2046	6.125%	356,000	465,063
Viacom, Inc.
03/15/2043	4.375%	484,000	515,208
09/01/2043	5.850%	517,000	646,430
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ViacomCBS, Inc.
05/15/2025	4.750%	1,226,000	1,408,228
05/19/2032	4.200%	2,329,000	2,658,329
05/19/2050	4.950%	27,000	31,477
Walt Disney Co. (The)
07/15/2024	9.500%	407,000	530,523
04/30/2028	7.300%	350,000	483,537
05/13/2040	3.500%	903,000	1,019,631
01/13/2051	3.600%	810,000	916,159
05/13/2060	3.800%	563,000	650,395
Total			13,336,622
Metals and Mining 0.5%
Anglo American Capital PLC(a)
09/11/2024	3.625%	245,000	263,207
09/11/2027	4.000%	400,000	441,842
09/10/2030	2.625%	836,000	833,860
Barrick Gold Corp.
10/15/2035	6.450%	780,000	1,085,625
Barrick North America Finance LLC
05/30/2041	5.700%	903,000	1,271,307
05/01/2043	5.750%	343,000	499,316
BHP Billiton Finance U.S.A. Ltd.
03/01/2026	6.420%	1,372,000	1,748,813
Glencore Finance Canada Ltd.(a)
11/15/2021	4.950%	1,110,000	1,156,687
Glencore Funding LLC(a)
05/30/2023	4.125%	547,000	586,095
09/01/2025	1.625%	3,065,000	3,039,446
09/01/2030	2.500%	3,095,000	3,009,182
Newmont Corp.
10/01/2030	2.250%	2,080,000	2,152,635
Nucor Corp.
06/01/2025	2.000%	789,000	825,004
06/01/2030	2.700%	789,000	847,501
12/01/2037	6.400%	1,000,000	1,454,784
Reliance Steel & Aluminum Co.
08/15/2025	1.300%	623,000	622,519
08/15/2030	2.150%	3,348,000	3,283,534
Steel Dynamics, Inc.
06/15/2025	2.400%	574,000	601,281
04/15/2030	3.450%	819,000	901,630
01/15/2031	3.250%	574,000	616,563
Vale Overseas Ltd.
07/08/2030	3.750%	640,000	658,139
Total			25,898,970

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	81

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 1.0%
Boardwalk Pipelines LP
05/03/2029	4.800%	395,000	430,919
02/15/2031	3.400%	780,000	764,104
Buckeye Partners LP
11/15/2043	5.850%	770,000	714,612
Cameron LNG LLC(a)
01/15/2039	3.701%	885,000	996,421
Enbridge, Inc.
01/15/2025	2.500%	3,501,000	3,687,035
11/15/2029	3.125%	1,601,000	1,704,469
06/10/2044	4.500%	500,000	564,512
Enbridge, Inc.(i)
07/15/2080	5.750%	685,000	707,269
Subordinated
03/01/2078	6.250%	350,000	354,432
Energy Transfer Operating LP
03/15/2023	4.250%	855,000	889,966
05/15/2025	2.900%	254,000	255,184
05/15/2050	5.000%	1,485,000	1,371,501
Energy Transfer Partners LP
01/15/2026	4.750%	449,000	478,367
06/01/2041	6.050%	1,222,000	1,222,859
Energy Transfer Partners LP/Regency Finance Corp.
11/01/2023	4.500%	357,000	379,232
Enterprise Products Operating LLC
01/31/2030	2.800%	1,630,000	1,733,139
04/15/2038	7.550%	303,000	424,890
02/15/2043	4.450%	305,000	330,717
01/31/2050	4.200%	930,000	987,729
01/31/2051	3.700%	1,066,000	1,057,566
01/31/2060	3.950%	764,000	759,277
EQT Midstream Partners LP
07/15/2028	5.500%	700,000	704,434
Gray Oak Pipeline LLC(a)
09/15/2023	2.000%	650,000	653,343
10/15/2025	2.600%	1,586,000	1,591,665
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	710,000	787,883
Kinder Morgan, Inc.
02/15/2031	2.000%	720,000	692,135
08/01/2050	3.250%	790,000	714,507
Magellan Midstream Partners LP
06/01/2030	3.250%	1,512,000	1,626,407
12/01/2042	4.200%	404,000	405,305
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPLX LP
01/15/2025	5.250%	253,000	262,352
03/01/2026	1.750%	1,180,000	1,180,572
03/15/2028	4.000%	280,000	304,943
08/15/2030	2.650%	2,585,000	2,523,944
04/15/2038	4.500%	764,000	779,441
04/15/2048	4.700%	400,000	404,954
02/15/2049	5.500%	675,000	759,375
ONEOK Partners LP
10/01/2036	6.650%	1,240,000	1,395,199
ONEOK, Inc.
09/01/2029	3.400%	151,000	148,745
07/15/2048	5.200%	400,000	386,309
Phillips 66 Partners LP
10/01/2026	3.550%	171,000	180,187
12/15/2029	3.150%	770,000	766,169
Plains All American Pipeline LP/Finance Corp.
12/15/2029	3.550%	1,495,000	1,440,410
09/15/2030	3.800%	901,000	872,609
06/15/2044	4.700%	680,000	604,753
02/15/2045	4.900%	320,000	291,923
Southern Natural Gas Co. LLC
03/01/2032	8.000%	360,000	510,527
Sunoco Logistics Partners Operations LP
02/15/2040	6.850%	652,000	712,182
TC PipeLines LP
05/25/2027	3.900%	247,000	264,860
Tennessee Gas Pipeline Co. LLC(a)
03/01/2030	2.900%	765,000	791,394
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	660,000	679,541
TransCanada PipeLines Ltd.
10/15/2037	6.200%	500,000	673,283
Transcontinental Gas Pipe Line Co. LLC(a)
05/15/2030	3.250%	782,000	843,343
05/15/2050	3.950%	1,253,000	1,318,444
Williams Companies, Inc. (The)
01/15/2025	3.900%	741,000	809,130
03/01/2048	4.850%	320,000	358,251
Total			46,252,719
Natural Gas 0.2%
APT Pipelines Ltd.(a)
07/15/2027	4.250%	569,000	641,087
Brooklyn Union Gas Co. (The)(a)
03/15/2048	4.273%	360,000	450,416
CenterPoint Energy Resources Corp.
01/15/2021	4.500%	395,000	395,593
09/01/2047	4.100%	724,000	851,109

82	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NiSource Finance Corp.
02/01/2042	5.800%	381,000	531,430
NiSource, Inc.
08/15/2025	0.950%	1,978,000	1,975,595
09/01/2029	2.950%	755,000	819,652
02/15/2031	1.700%	900,000	882,469
ONE Gas, Inc.
05/15/2030	2.000%	1,090,000	1,131,140
Southern California Gas Co.
02/01/2030	2.550%	1,098,000	1,188,246
Southern Co. Gas Capital Corp.
10/01/2023	2.450%	201,000	210,749
06/15/2026	3.250%	169,000	186,153
01/15/2031	1.750%	1,511,000	1,497,109
10/01/2046	3.950%	247,000	275,338
Total			11,036,086
Office REIT 0.2%
Alexandria Real Estate Equities, Inc.
04/15/2026	3.800%	122,000	139,764
12/15/2030	4.900%	1,000,000	1,263,034
02/01/2033	1.875%	660,000	649,859
02/01/2050	4.000%	661,000	789,937
Boston Properties LP
12/01/2028	4.500%	350,000	413,987
Government Properties Income Trust
07/15/2022	4.000%	471,000	473,479
Highwoods Realty LP
02/01/2031	2.600%	868,000	862,981
Kilroy Realty LP
11/15/2032	2.500%	944,000	923,437
Office Properties Income Trust
02/01/2022	4.150%	2,095,000	2,105,077
Total			7,621,555
Oil Field Services 0.1%
Baker Hughes, Inc.
09/15/2040	5.125%	300,000	355,437
Halliburton Co.
11/15/2035	4.850%	497,000	527,767
08/01/2043	4.750%	260,000	258,175
National Oilwell Varco, Inc.
12/01/2029	3.600%	1,000,000	974,813
Schlumberger Holdings Corp.(a)
05/01/2024	3.750%	184,000	199,842
05/17/2028	3.900%	1,029,000	1,107,622
Total			3,423,656
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.1%
Andrew W Mellon Foundation (The)
08/01/2027	0.947%	901,000	902,102
Blackstone/GSO Secured Lending Fund(a)
07/14/2023	3.650%	960,000	965,409
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)
09/19/2022	2.652%	335,000	345,191
ORIX Corp.
07/18/2022	2.900%	252,000	261,309
01/16/2024	4.050%	300,000	328,786
Total			2,802,797
Other Industry 0.3%
CK Hutchison International 16 Ltd.(a)
10/03/2021	1.875%	335,000	337,836
CK Hutchison International Ltd.(a)
04/11/2029	3.625%	730,000	827,914
Emory University
09/01/2030	2.143%	1,270,000	1,334,878
Leland Stanford Junior University (The)
06/01/2027	1.289%	303,000	305,511
Pepperdine University
12/01/2059	3.301%	560,000	610,465
President and Fellows of Harvard College
10/15/2050	2.517%	1,975,000	2,057,423
07/15/2056	3.300%	1,071,000	1,303,575
Quanta Services, Inc.
10/01/2030	2.900%	1,740,000	1,776,837
Trustees of the University of Pennsylvania (The)
02/15/2119	3.610%	815,000	887,995
University of Southern California
10/01/2120	3.226%	690,000	734,886
Yale University
04/15/2025	0.873%	1,320,000	1,332,068
04/15/2030	1.482%	1,131,000	1,148,040
Total			12,657,428
Other REIT 0.2%
American Campus Communities Operating Partnership LP
02/01/2030	2.850%	1,955,000	1,977,702
Digital Realty Trust LP
08/15/2027	3.700%	231,000	259,574
Duke Realty LP
06/30/2026	3.250%	203,000	225,203
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.(a)
09/30/2026	3.400%	921,000	971,773

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	83

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Storage LP
06/15/2029	4.000%	820,000	931,533
Prologis LP
10/01/2026	3.250%	279,000	315,159
04/15/2050	3.000%	1,600,000	1,718,178
Trust F/1401(a)
01/15/2050	6.390%	647,000	646,512
Trust Fibra Uno(a)
01/15/2030	4.869%	985,000	992,416
WP Carey, Inc.
10/01/2026	4.250%	345,000	388,961
Total			8,427,011
Other Utility 0.1%
American Water Capital Corp.
10/15/2037	6.593%	300,000	456,020
12/01/2046	4.000%	431,000	520,829
05/01/2050	3.450%	1,198,000	1,351,606
Total			2,328,455
Paper 0.1%
Georgia-Pacific LLC(a)
04/30/2027	2.100%	1,204,000	1,263,569
International Paper Co.
08/15/2047	4.400%	743,000	911,051
Packaging Corp. of America
12/15/2049	4.050%	785,000	947,664
WRKCo, Inc.
03/15/2025	3.750%	350,000	391,199
06/01/2028	3.900%	170,000	194,342
Total			3,707,825
Pharmaceuticals 2.0%
AbbVie, Inc.
11/06/2022	2.900%	2,371,000	2,486,140
11/14/2023	3.750%	199,000	216,996
11/14/2028	4.250%	556,000	660,143
05/14/2036	4.300%	538,000	632,650
11/06/2042	4.400%	280,000	331,990
05/14/2046	4.450%	1,144,000	1,365,350
AbbVie, Inc.(a)
11/21/2022	2.300%	2,308,000	2,389,333
11/21/2024	2.600%	1,840,000	1,950,353
03/15/2025	3.800%	3,075,000	3,406,535
11/21/2026	2.950%	740,000	805,893
11/21/2029	3.200%	5,938,000	6,539,282
03/15/2035	4.550%	1,000,000	1,220,274
11/21/2039	4.050%	3,638,000	4,175,274
11/21/2049	4.250%	1,957,000	2,314,760
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc.
02/21/2027	2.200%	665,000	704,049
02/21/2040	3.150%	810,000	863,351
AstraZeneca PLC
04/08/2026	0.700%	2,274,000	2,242,989
08/06/2030	1.375%	570,000	558,249
09/15/2037	6.450%	290,000	441,966
09/18/2042	4.000%	1,000,000	1,226,359
Biogen, Inc.
05/01/2030	2.250%	1,390,000	1,421,411
05/01/2050	3.150%	1,095,000	1,078,055
Bristol Myers Squibb Co.
06/15/2026	3.200%	1,097,000	1,234,486
11/15/2027	3.450%	1,067,000	1,228,315
02/20/2028	3.900%	2,044,000	2,419,865
07/26/2029	3.400%	2,527,000	2,936,911
Bristol-Myers Squibb Co.
06/15/2039	4.125%	476,000	602,581
08/15/2045	5.000%	605,000	846,382
11/15/2047	4.350%	354,000	463,863
02/20/2048	4.550%	400,000	537,691
10/26/2049	4.250%	602,000	793,089
Eli Lilly and Co.
05/15/2050	2.250%	1,741,000	1,647,365
09/15/2060	2.500%	2,332,000	2,214,874
Gilead Sciences, Inc.
10/01/2027	1.200%	1,204,000	1,208,919
10/01/2030	1.650%	1,204,000	1,202,447
10/01/2040	2.600%	1,841,000	1,829,467
03/01/2047	4.150%	1,000,000	1,216,222
10/01/2050	2.800%	562,000	556,023
Johnson & Johnson
09/01/2040	2.100%	264,000	263,871
09/01/2060	2.450%	377,000	374,329
Merck & Co., Inc.
06/24/2040	2.350%	538,000	546,450
02/10/2045	3.700%	514,000	620,208
06/24/2050	2.450%	538,000	535,763
Mylan NV
06/15/2026	3.950%	200,000	224,864
Mylan, Inc.
11/29/2043	5.400%	625,000	780,724
Perrigo Finance Unlimited Co.
06/15/2030	3.150%	1,111,000	1,152,106
12/15/2044	4.900%	655,000	696,639
Pfizer, Inc.
03/11/2022	2.800%	711,000	736,331
03/15/2039	3.900%	900,000	1,097,567
05/28/2040	2.550%	1,126,000	1,170,952

84	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Regeneron Pharmaceuticals, Inc.
09/15/2030	1.750%	4,570,000	4,473,616
09/15/2050	2.800%	1,132,000	1,061,068
Royalty Pharma PLC(a)
09/02/2023	0.750%	1,530,000	1,527,183
09/02/2025	1.200%	1,515,000	1,512,560
09/02/2027	1.750%	1,130,000	1,132,401
09/02/2040	3.300%	940,000	931,635
09/02/2050	3.550%	1,494,000	1,447,948
Shire Acquisitions Investments Ireland DAC
09/23/2023	2.875%	2,150,000	2,280,505
09/23/2026	3.200%	1,480,000	1,647,365
Takeda Pharmaceutical Co., Ltd.
11/26/2023	4.400%	1,377,000	1,529,673
11/26/2028	5.000%	1,000,000	1,242,140
03/31/2030	2.050%	2,775,000	2,808,170
07/09/2040	3.025%	835,000	870,615
07/09/2050	3.175%	2,510,000	2,568,134
07/09/2060	3.375%	1,085,000	1,138,515
Upjohn, Inc.(a)
06/22/2040	3.850%	672,000	725,498
Zoetis, Inc.
05/15/2030	2.000%	890,000	919,815
05/15/2050	3.000%	350,000	374,576
Total			94,361,123
Property & Casualty 0.3%
American Financial Group, Inc.
08/15/2026	3.500%	555,000	599,861
04/02/2030	5.250%	1,905,000	2,315,626
Arch Capital Group Ltd.
06/30/2050	3.635%	982,000	1,053,961
Assurant, Inc.
09/27/2023	4.200%	545,000	586,716
Brown & Brown, Inc.
03/15/2031	2.375%	2,210,000	2,230,920
Chubb INA Holdings, Inc.
05/15/2024	3.350%	750,000	822,804
Cincinnati Financial Corp.
11/01/2034	6.125%	1,000,000	1,423,092
CNA Financial Corp.
08/15/2027	3.450%	500,000	561,467
Fidelity National Financial, Inc.
06/15/2030	3.400%	1,224,000	1,319,171
Hanover Insurance Group, Inc. (The)
09/01/2030	2.500%	600,000	615,907
Hartford Financial Services Group, Inc. (The)
10/01/2041	6.100%	265,000	374,975
04/15/2043	4.300%	430,000	508,661
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	700,000	781,219
Markel Corp.
11/01/2027	3.500%	306,000	337,321
Nationwide Mutual Insurance Co.(a)
Subordinated
04/30/2050	4.350%	1,025,000	1,105,465
OneBeacon US Holdings, Inc.
11/09/2022	4.600%	600,000	633,136
Progressive Corp. (The)(i)
12/31/2049	5.375%	320,000	321,547
Travelers Property Casualty Corp.
04/15/2026	7.750%	605,000	791,550
Total			16,383,399
Railroads 0.3%
Burlington Northern Santa Fe LLC
08/15/2030	7.950%	500,000	776,817
05/01/2040	5.750%	790,000	1,137,970
02/15/2050	3.550%	206,000	241,788
02/15/2051	3.050%	528,000	575,829
CSX Corp.
10/01/2036	6.000%	450,000	628,738
03/01/2048	4.300%	94,000	117,563
11/15/2048	4.750%	927,000	1,236,737
09/15/2049	3.350%	80,000	88,753
Norfolk Southern Corp.
08/15/2052	4.050%	600,000	736,448
Union Pacific Corp.
03/01/2022	2.950%	1,311,000	1,359,297
03/01/2024	3.150%	627,000	677,284
02/05/2027	2.150%	1,170,000	1,249,105
02/05/2030	2.400%	1,449,000	1,556,014
02/05/2050	3.250%	1,860,000	2,053,683
09/15/2067	4.100%	200,000	237,699
02/05/2070	3.750%	235,000	265,740
Union Pacific Corp.(a)
09/16/2062	2.973%	194,000	190,376
Total			13,129,841
Refining 0.2%
HollyFrontier Corp.
10/01/2023	2.625%	802,000	802,457
10/01/2030	4.500%	1,535,000	1,489,762
Marathon Petroleum Corp.
05/01/2023	4.500%	585,000	631,379
Phillips 66
11/15/2044	4.875%	40,000	47,514

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	85

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Valero Energy Corp.
04/15/2023	2.700%	1,270,000	1,316,711
03/15/2024	1.200%	3,489,000	3,483,001
09/15/2027	2.150%	1,837,000	1,828,776
04/15/2032	7.500%	181,000	244,010
Total			9,843,610
Restaurants 0.1%
McDonald’s Corp.
09/01/2025	1.450%	574,000	591,329
01/30/2026	3.700%	1,131,000	1,289,357
03/01/2030	2.125%	211,000	219,581
12/09/2035	4.700%	283,000	362,899
10/15/2037	6.300%	268,000	399,436
Starbucks Corp.
05/07/2022	1.300%	941,000	953,406
11/15/2030	2.550%	910,000	964,900
03/12/2050	3.350%	370,000	381,460
11/15/2050	3.500%	1,337,000	1,421,544
Total			6,583,912
Retail REIT 0.5%
Agree LP
10/01/2030	2.900%	551,000	568,134
Brixmor Operating Partnership LP
02/01/2025	3.850%	1,000,000	1,072,405
DDR Corp.
02/01/2025	3.625%	482,000	493,710
06/01/2027	4.700%	200,000	210,197
Federal Realty Investment Trust
01/15/2024	3.950%	1,174,000	1,274,795
Kimco Realty Corp.
03/01/2028	1.900%	787,000	774,396
10/01/2030	2.700%	1,520,000	1,548,905
National Retail Properties, Inc.
11/15/2025	4.000%	728,000	807,919
12/15/2026	3.600%	618,000	667,329
Realty Income Corp.
07/15/2024	3.875%	642,000	708,817
04/15/2025	3.875%	255,000	288,241
01/15/2031	3.250%	2,570,000	2,842,815
Regency Centers LP
09/15/2029	2.950%	2,266,000	2,345,957
Scentre Group Trust 1 / 2(a)
02/12/2025	3.500%	1,040,000	1,098,487
Scentre Group Trust 1/Trust 2(a)
01/28/2026	3.625%	1,170,000	1,246,772
Scentre Group Trust 2(a),(i)
09/24/2080	4.750%	995,000	983,268
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spirit Realty LP
09/15/2026	4.450%	93,000	100,305
07/15/2029	4.000%	428,000	445,144
01/15/2030	3.400%	892,000	887,249
02/15/2031	3.200%	1,754,000	1,709,343
STORE Capital Corp.
03/15/2028	4.500%	2,788,000	2,995,617
03/15/2029	4.625%	944,000	1,012,295
VEREIT Operating Partnership LP
01/15/2028	3.400%	787,000	821,104
Total			24,903,204
Retailers 0.8%
Advance Auto Parts, Inc.
10/01/2027	1.750%	1,540,000	1,535,373
04/15/2030	3.900%	3,882,000	4,367,972
Alimentation Couche-Tard, Inc.(a)
01/25/2030	2.950%	440,000	474,351
01/25/2050	3.800%	1,270,000	1,397,446
AutoZone, Inc.
01/15/2031	1.650%	840,000	824,994
Best Buy Co., Inc.
10/01/2028	4.450%	750,000	888,939
Costco Wholesale Corp.
04/20/2030	1.600%	4,461,000	4,537,190
04/20/2032	1.750%	2,749,000	2,812,522
Dollar General Corp.
05/01/2028	4.125%	365,000	429,811
Home Depot Inc (The)
04/15/2027	2.500%	156,000	169,835
06/15/2029	2.950%	420,000	475,006
04/15/2030	2.700%	919,000	1,022,491
04/15/2050	3.350%	1,515,000	1,748,775
Home Depot, Inc. (The)
04/15/2040	3.300%	308,000	349,989
12/15/2049	3.125%	3,327,000	3,706,291
Lowe’s Companies, Inc.
04/15/2025	4.000%	802,000	911,943
04/05/2029	3.650%	686,000	792,274
04/15/2040	5.000%	115,000	151,572
04/05/2049	4.550%	717,000	919,848
NIKE, Inc.
03/27/2025	2.400%	1,092,000	1,174,162
03/27/2027	2.750%	729,000	808,659
03/27/2030	2.850%	718,000	805,779
03/27/2050	3.375%	891,000	1,040,052
O’Reilly Automotive, Inc.
03/15/2026	3.550%	480,000	541,972
09/01/2027	3.600%	432,000	491,515
04/01/2030	4.200%	768,000	920,028
03/15/2031	1.750%	2,397,000	2,376,605

86	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ralph Lauren Corp.
06/15/2022	1.700%	1,283,000	1,307,267
06/15/2030	2.950%	2,110,000	2,201,516
Walmart, Inc.
07/08/2026	3.050%	695,000	781,968
06/29/2048	4.050%	14,000	18,259
Total			39,984,404
Supermarkets 0.1%
Kroger Co. (The)
05/01/2030	2.200%	2,000,000	2,097,639
01/15/2050	3.950%	700,000	819,943
Total			2,917,582
Supranational 0.1%
Asian Development Bank
04/07/2022	0.625%	2,846,000	2,863,125
Inter-American Development Bank
04/03/2025	0.875%	2,920,000	2,981,206
Total			5,844,331
Technology 2.2%
Alphabet, Inc.
08/15/2040	1.900%	528,000	506,610
08/15/2060	2.250%	1,056,000	998,094
Analog Devices, Inc.
12/05/2023	3.125%	244,000	262,406
12/05/2036	4.500%	198,000	240,365
Apple, Inc.
05/13/2025	3.200%	543,000	606,068
09/11/2026	2.050%	2,373,000	2,537,735
02/09/2027	3.350%	1,619,000	1,847,781
05/11/2027	3.200%	571,000	648,618
06/20/2027	3.000%	562,000	633,305
09/12/2027	2.900%	1,244,000	1,399,349
08/04/2046	3.850%	672,000	838,330
02/09/2047	4.250%	647,000	858,245
11/13/2047	3.750%	495,000	608,314
09/11/2049	2.950%	1,460,000	1,597,440
05/11/2050	2.650%	1,822,000	1,892,966
08/20/2060	2.550%	2,766,000	2,764,533
Arrow Electronics, Inc.
09/08/2024	3.250%	219,000	235,974
01/12/2028	3.875%	376,000	417,780
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	1,792,000	1,984,892
Broadcom, Inc.
04/15/2025	4.700%	1,863,000	2,116,359
11/15/2025	3.150%	4,140,000	4,467,460
04/15/2026	4.250%	1,269,000	1,431,176
09/15/2028	4.110%	1,775,000	1,983,121
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/15/2029	4.750%	1,265,000	1,471,662
11/15/2030	4.150%	2,345,000	2,630,602
Dell International LLC/EMC Corp.(a)
06/15/2023	5.450%	585,000	641,280
06/15/2026	6.020%	1,068,000	1,255,941
10/01/2026	4.900%	377,000	425,274
07/15/2027	6.100%	754,000	890,927
10/01/2029	5.300%	1,358,000	1,556,911
DXC Technology Co.
04/15/2024	4.250%	302,000	325,834
Equinix, Inc.
11/18/2024	2.625%	998,000	1,060,168
11/18/2026	2.900%	2,083,000	2,246,822
Equinix, Inc.(j)
03/15/2028	1.550%	1,375,000	1,377,421
Fiserv, Inc.
07/01/2026	3.200%	1,629,000	1,811,147
07/01/2029	3.500%	1,125,000	1,281,903
07/01/2049	4.400%	345,000	429,188
Flex Ltd.
05/12/2030	4.875%	1,978,000	2,253,886
Hewlett Packard Enterprise Co.
04/01/2024	1.450%	1,285,000	1,300,551
HP, Inc.
06/17/2025	2.200%	2,375,000	2,486,776
06/17/2027	3.000%	785,000	848,564
Intel Corp.
03/25/2040	4.600%	752,000	997,789
02/15/2060	3.100%	700,000	755,178
International Business Machines Corp.
05/15/2026	3.300%	1,879,000	2,114,997
05/15/2027	1.700%	2,985,000	3,078,284
05/15/2039	4.150%	189,000	231,660
KLA Corp.
03/01/2050	3.300%	1,007,000	1,058,853
Micron Technology, Inc.
04/24/2023	2.497%	2,336,000	2,424,739
Microsoft Corp.
02/06/2024	2.875%	450,000	483,855
02/12/2035	3.500%	300,000	369,684
11/03/2035	4.200%	462,000	608,215
02/06/2037	4.100%	747,000	965,674
06/01/2050	2.525%	604,000	629,064
08/08/2056	3.950%	314,000	412,978
06/01/2060	2.675%	1,674,000	1,765,262
NVIDIA Corp.
04/01/2030	2.850%	1,177,000	1,322,646
04/01/2050	3.500%	2,670,000	3,117,716
NXP BV/Funding LLC /USA, Inc.(a)
05/01/2027	3.150%	1,276,000	1,378,779

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	87

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NXP BV/Funding LLC/USA, Inc.(a)
06/18/2026	3.875%	3,013,000	3,373,533
06/18/2029	4.300%	991,000	1,144,299
05/01/2030	3.400%	255,000	279,076
Oracle Corp.
02/15/2023	2.625%	980,000	1,029,017
11/15/2024	2.950%	524,000	569,192
04/01/2027	2.800%	2,259,000	2,478,060
07/08/2034	4.300%	164,000	206,661
05/15/2035	3.900%	735,000	897,333
07/15/2036	3.850%	835,000	985,937
11/15/2037	3.800%	535,000	626,339
04/01/2040	3.600%	2,700,000	3,081,587
11/15/2047	4.000%	1,138,000	1,349,817
04/01/2060	3.850%	1,247,000	1,461,531
PayPal Holdings, Inc.
06/01/2023	1.350%	2,041,000	2,085,496
06/01/2025	1.650%	2,858,000	2,960,190
ServiceNow, Inc.
09/01/2030	1.400%	1,583,000	1,544,547
Texas Instruments, Inc.
03/12/2025	1.375%	937,000	969,626
TSMC Global Ltd.(a)
09/28/2025	0.750%	1,923,000	1,906,102
09/28/2030	1.375%	2,795,000	2,738,905
Total			106,574,399
Tobacco 0.4%
Altria Group, Inc.
05/06/2025	2.350%	322,000	340,290
05/06/2030	3.400%	973,000	1,059,816
09/16/2046	3.875%	647,000	661,911
05/06/2050	4.450%	1,227,000	1,372,940
BAT Capital Corp.
04/02/2027	4.700%	1,582,000	1,816,685
08/15/2027	3.557%	1,477,000	1,595,865
03/25/2028	2.259%	2,065,000	2,073,649
04/02/2030	4.906%	805,000	947,039
03/25/2031	2.726%	2,892,000	2,880,830
08/15/2047	4.540%	425,000	454,215
09/25/2050	3.984%	702,000	694,979
BAT International Finance PLC
03/25/2026	1.668%	4,131,000	4,144,264
Total			18,042,483
Transportation Services 0.1%
Adani Ports & Special Economic Zone Ltd.(a)
08/04/2027	4.200%	1,391,000	1,397,582
Brambles U.S.A., Inc.(a)
10/23/2025	4.125%	300,000	333,273
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Element Fleet Management Corp.(a)
06/15/2025	3.850%	1,516,000	1,597,846
ERAC U.S.A. Finance LLC(a)
02/15/2045	4.500%	399,000	473,276
JB Hunt Transport Services, Inc.
03/01/2026	3.875%	495,000	572,177
Penske Truck Leasing Co. LP/Finance Corp.(a)
03/14/2023	2.700%	350,000	364,325
Ryder System, Inc.
09/01/2021	2.250%	700,000	710,267
Transurban Finance Co. Pty Ltd.(a)
03/16/2031	2.450%	510,000	519,219
Total			5,967,965
Wireless 0.9%
America Movil SAB de CV
04/22/2029	3.625%	795,000	899,091
04/22/2049	4.375%	662,000	828,301
American Tower Corp.
10/15/2026	3.375%	425,000	470,556
08/15/2029	3.800%	1,500,000	1,717,940
06/15/2030	2.100%	750,000	756,433
10/15/2030	1.875%	1,320,000	1,304,151
10/15/2049	3.700%	800,000	877,907
Crown Castle International Corp.
03/01/2027	4.000%	605,000	688,625
07/01/2030	3.300%	2,124,000	2,330,427
01/15/2031	2.250%	1,470,000	1,488,554
Rogers Communications, Inc.
05/01/2049	4.350%	550,000	670,037
T-Mobile USA, Inc.(a)
04/15/2025	3.500%	4,029,000	4,419,003
02/15/2026	1.500%	3,621,000	3,637,035
04/15/2027	3.750%	4,922,000	5,519,687
04/15/2030	3.875%	4,610,000	5,233,967
T-Mobile USA, Inc.(a),(k)
02/15/2028	2.050%	5,859,000	6,003,042
T-Mobile USA, Inc.(a),(j)
02/15/2041	3.000%	345,000	342,018
Vodafone Group PLC
05/30/2048	5.250%	400,000	516,092
06/19/2049	4.875%	1,070,000	1,324,513
09/17/2050	4.250%	1,404,000	1,627,702
Total			40,655,081

88	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 1.0%
AT&T, Inc.
06/30/2022	3.000%	1,823,000	1,895,818
06/01/2027	2.300%	5,165,000	5,425,441
02/01/2028	1.650%	2,377,000	2,380,439
02/15/2030	4.300%	548,000	649,394
06/01/2031	2.750%	2,375,000	2,500,287
02/01/2032	2.250%	3,591,000	3,592,035
05/15/2035	4.500%	695,000	819,757
06/01/2041	3.500%	1,876,000	1,963,545
02/01/2043	3.100%	3,410,000	3,301,650
03/09/2048	4.500%	1,212,000	1,376,576
06/01/2051	3.650%	370,000	374,078
02/01/2052	3.300%	1,457,000	1,373,743
06/01/2060	3.850%	791,000	805,950
AT&T, Inc.(a)
09/15/2053	3.500%	2,553,000	2,472,558
09/15/2055	3.550%	1,182,000	1,144,423
09/15/2059	3.650%	1,104,000	1,084,670
Deutsche Telekom AG(a)
01/21/2050	3.625%	792,000	881,359
Deutsche Telekom International Finance BV(a)
01/19/2027	3.600%	402,000	450,477
Qwest Corp.
12/01/2021	6.750%	1,063,000	1,120,626
Telefonica Emisiones SAU
02/16/2021	5.462%	120,000	122,211
Verizon Communications, Inc.
11/01/2024	3.500%	1,727,000	1,907,331
08/15/2026	2.625%	75,000	81,957
03/22/2027	3.000%	743,000	828,043
02/08/2029	3.875%	235,000	278,192
12/03/2029	4.016%	891,000	1,067,924
11/01/2034	4.400%	5,050,000	6,299,843
01/15/2036	4.272%	1,117,000	1,376,035
03/16/2037	5.250%	457,000	633,422
08/21/2046	4.862%	1,087,000	1,485,327
09/15/2048	4.522%	964,000	1,267,617
03/15/2055	4.672%	575,000	796,920
Total			49,757,648
Total Corporate Bonds & Notes (Cost $1,447,127,884)			1,527,661,344

Foreign Government Obligations(l) 1.3%

Bermuda 0.0%
Bermuda Government International Bond(a)
08/20/2050	3.375%	885,000	910,063
Canada 0.0%
Hydro-Quebec
02/01/2021	9.400%	750,000	772,295
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ontario Teachers’ Cadillac Fairview Properties Trust(a)
03/20/2027	3.875%	804,000	882,880
Total			1,655,175
Colombia 0.1%
Colombia Government International Bond
02/26/2024	4.000%	893,000	953,300
04/15/2031	3.125%	650,000	665,836
09/18/2037	7.375%	150,000	211,092
05/15/2049	5.200%	200,000	242,257
05/15/2051	4.125%	870,000	904,593
Ecopetrol SA
01/16/2025	4.125%	300,000	315,386
06/26/2026	5.375%	580,000	638,525
04/29/2030	6.875%	375,000	448,923
05/28/2045	5.875%	787,000	861,049
Oleoducto Central SA(a)
07/14/2027	4.000%	487,000	505,895
Total			5,746,856
Germany 0.1%
Landwirtschaftliche Rentenbank
05/27/2025	0.500%	4,532,000	4,549,811
Indonesia 0.1%
Indonesia Government International Bond
04/15/2070	4.450%	1,181,000	1,401,835
PT Hutama Karya Persero(a)
05/11/2030	3.750%	903,000	979,887
Total			2,381,722
Israel 0.0%
Israel Government International Bond
04/03/2120	4.500%	763,000	1,049,766
State of Israel
01/15/2050	3.375%	821,000	912,290
Total			1,962,056
Japan 0.1%
Japan Bank for International Cooperation
10/17/2024	1.750%	2,034,000	2,132,805
Mexico 0.3%
Mexico City Airport Trust(a)
07/31/2047	5.500%	200,000	163,172
Mexico Government International Bond
01/30/2025	3.600%	757,000	815,452
04/27/2025	3.900%	1,960,000	2,144,678
01/21/2026	4.125%	1,673,000	1,860,142
04/22/2029	4.500%	3,377,000	3,792,110
04/16/2030	3.250%	2,378,000	2,438,438

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	89

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/08/2044	4.750%	2,074,000	2,272,761
01/15/2047	4.350%	479,000	498,140
02/10/2048	4.600%	722,000	771,382
04/27/2051	5.000%	666,000	748,501
10/12/2110	5.750%	458,000	531,750
Total			16,036,526
Netherlands 0.0%
MDGH - GMTN BV(a)
11/07/2029	2.875%	786,000	843,130
Norway 0.0%
Equinor ASA
01/22/2026	1.750%	929,000	964,261
09/23/2027	7.250%	400,000	539,348
11/18/2049	3.250%	543,000	575,112
Total			2,078,721
Panama 0.1%
Banco Nacional de Panama(a)
08/11/2030	2.500%	1,500,000	1,475,330
Panama Government International Bond
09/29/2032	2.252%	787,000	799,147
04/16/2050	4.500%	275,000	344,106
07/23/2060	3.870%	1,373,000	1,575,518
Total			4,194,101
Paraguay 0.1%
Paraguay Government International Bond(a)
04/28/2031	4.950%	1,350,000	1,554,525
03/30/2050	5.400%	1,551,000	1,884,135
Total			3,438,660
Peru 0.0%
Peruvian Government International Bond
01/23/2026	2.392%	1,235,000	1,297,252
01/23/2031	2.783%	373,000	403,815
11/18/2050	5.625%	98,000	156,307
Total			1,857,374
Qatar 0.1%
Qatar Government International Bond(a)
04/16/2025	3.400%	2,936,000	3,219,744
Singapore 0.1%
BOC Aviation Ltd.(a)
09/18/2022	2.750%	400,000	407,534
10/10/2024	3.500%	310,000	327,738
Temasek Financial I Ltd.(a),(j)
04/06/2051	2.250%	1,439,000	1,398,280
Total			2,133,552
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sweden 0.1%
Svensk Exportkredit AB
04/06/2023	0.750%	4,037,000	4,077,834
United Arab Emirates 0.1%
Abu Dhabi Government International Bond(a)
04/16/2025	2.500%	4,321,000	4,588,566
Total Foreign Government Obligations (Cost $58,099,413)			61,806,696

Inflation-Indexed Bonds 0.1%

United States 0.1%
U.S. Treasury Inflation-Indexed Bond
01/15/2022	0.125%	1,144,770	1,162,682
01/15/2029	2.500%	1,206,810	1,575,882
Total			2,738,564
Total Inflation-Indexed Bonds (Cost $2,495,806)			2,738,564

Municipal Bonds 0.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
City of Los Angeles Department of Airports
Revenue Bonds
Build America Bonds
Series 2009
05/15/2039	6.582%	420,000	574,535
Higher Education 0.1%
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	825,000	1,473,681
Ohio State University (The)
Revenue Bonds
Taxable
Series 2011A
06/01/2111	4.800%	2,014,000	2,948,778
University of Texas System (The)
Refunding Revenue Bonds
Taxable
Series 2020B
08/15/2049	2.439%	685,000	695,323
Total			5,117,782

90	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 0.0%
Regents of the University of California Medical Center
Taxable Revenue Bonds
Series 2020N
05/15/2120	3.706%	1,360,000	1,441,981
Joint Power Authority 0.1%
American Municipal Power, Inc.
Revenue Bonds
Build America Bonds
Series 2010
02/15/2050	7.499%	1,265,000	2,129,222
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th
Series 2012
10/01/2062	4.458%	1,850,000	2,366,428
Taxable Consolidated 160th
Series 2010
11/01/2040	5.647%	835,000	1,168,482
Total			3,534,910
Special Non Property Tax 0.0%
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
Series 2010
03/15/2040	5.600%	415,000	597,260
State General Obligation 0.0%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	295,000	484,467
Turnpike / Bridge / Toll Road 0.0%
North Texas Tollway Authority
Revenue Bonds
Series 2009 (BAM)
01/01/2049	6.718%	1,164,000	2,004,908
Water & Sewer 0.0%
District of Columbia Water & Sewer Authority
Taxable Revenue Bonds
Senior Lien
Series 2014-A
10/01/2114	4.814%	411,000	615,275
Total Municipal Bonds (Cost $12,716,864)			16,500,340

Residential Mortgage-Backed Securities - Agency 23.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
11/01/2022- 10/17/2038	6.500%	1,112,069	1,270,160
12/01/2032- 11/01/2049	4.000%	39,037,658	43,067,261
03/01/2033- 02/01/2050	3.000%	1,474,384	1,561,515
06/01/2035- 04/01/2036	5.500%	97,840	111,951
09/01/2037	6.000%	820,255	965,482
02/01/2048- 11/01/2049	3.500%	9,213,420	9,919,048
05/01/2048- 12/01/2048	5.000%	7,142,236	7,939,239
06/01/2048- 08/01/2049	4.500%	31,063,231	34,703,672
05/01/2050	2.500%	3,801,904	3,991,148
CMO Series 2017-4742 Class PA
10/15/2047	3.000%	3,978,920	4,203,936
CMO Series 2127 Class PG
02/15/2029	6.250%	176,067	193,265
CMO Series 2165 Class PE
06/15/2029	6.000%	65,895	74,980
CMO Series 2326 Class ZQ
06/15/2031	6.500%	350,131	396,842
CMO Series 2399 Class TH
01/15/2032	6.500%	173,908	205,164
CMO Series 2517 Class Z
10/15/2032	5.500%	155,495	172,725
CMO Series 2557 Class HL
01/15/2033	5.300%	307,956	356,546
CMO Series 262 Class 35
07/15/2042	3.500%	4,088,798	4,559,378
CMO Series 2752 Class EZ
02/15/2034	5.500%	834,774	958,208
CMO Series 2764 Class ZG
03/15/2034	5.500%	563,261	650,258
CMO Series 2953 Class PG
03/15/2035	5.500%	2,887,246	3,397,655
CMO Series 2986 Class CH
06/15/2025	5.000%	263,615	279,971
CMO Series 2989 Class TG
06/15/2025	5.000%	215,458	228,809
CMO Series 299 Class 300
01/15/2043	3.000%	643,541	693,956
CMO Series 2990 Class UZ
06/15/2035	5.750%	965,580	1,121,495
CMO Series 3101 Class UZ
01/15/2036	6.000%	274,957	329,476

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	91

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3123 Class AZ
03/15/2036	6.000%	350,498	408,356
CMO Series 3143 Class BC
02/15/2036	5.500%	356,044	408,525
CMO Series 3164 Class MG
06/15/2036	6.000%	111,475	121,987
CMO Series 3195 Class PD
07/15/2036	6.500%	255,093	295,665
CMO Series 3200 Class AY
08/15/2036	5.500%	247,070	290,110
CMO Series 3213 Class JE
09/15/2036	6.000%	404,717	476,622
CMO Series 3229 Class HE
10/15/2026	5.000%	540,390	577,123
CMO Series 3402 Class NC
12/15/2022	5.000%	57,445	59,298
CMO Series 3423 Class PB
03/15/2038	5.500%	811,297	949,172
CMO Series 3453 Class B
05/15/2038	5.500%	26,138	29,836
CMO Series 3461 Class Z
06/15/2038	6.000%	1,472,603	1,704,713
CMO Series 3501 Class CB
01/15/2039	5.500%	338,781	395,087
CMO Series 3684 Class CY
06/15/2025	4.500%	1,153,464	1,222,739
CMO Series 3704 Class CT
12/15/2036	7.000%	521,787	637,582
CMO Series 3704 Class DT
11/15/2036	7.500%	506,023	623,035
CMO Series 3704 Class ET
12/15/2036	7.500%	359,325	448,365
CMO Series 3707 Class B
08/15/2025	4.500%	1,281,453	1,352,655
CMO Series 3819 Class ZQ
04/15/2036	6.000%	551,933	659,040
CMO Series 3827 Class BM
08/15/2039	5.500%	37,284	37,569
CMO Series 3890 Class ME
07/15/2041	5.000%	1,000,000	1,246,246
CMO Series 4015 Class MY
03/15/2042	3.500%	2,000,000	2,232,793
CMO Series 4177 Class MQ
03/15/2043	2.500%	1,000,000	1,066,728
CMO Series 4205 Class PA
05/15/2043	1.750%	3,661,314	3,782,947
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4217 Class KY
06/15/2043	3.000%	1,200,000	1,342,631
CMO Series 4240 Class B
08/15/2033	3.000%	2,000,000	2,235,647
CMO Series 4426 Class QC
07/15/2037	1.750%	1,718,923	1,778,869
CMO Series 4705 Class A
09/15/2042	4.500%	947,831	970,733
CMO Series 4763 Class CA
09/15/2038	3.000%	416,672	451,088
CMO Series 4767 Class KA
03/15/2048	3.000%	431,798	469,427
CMO Series 4786 Class DP
07/15/2042	4.500%	363,200	365,961
CMO Series 4838 Class KZ
09/15/2048	4.000%	5,397,722	5,834,058
CMO Series 4880 Class DA
05/15/2050	3.000%	2,239,767	2,414,369
CMO Series 4988 Class AF
08/15/2040	0.540%	7,229,129	7,259,870
CMO Series R006 Class ZA
04/15/2036	6.000%	419,771	503,563
CMO Series R007 Class ZA
05/15/2036	6.000%	810,835	963,385
CMO STRIPS Series 264 Class 30
07/15/2042	3.000%	505,709	545,069
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% Cap 10.200% 07/01/2036	3.205%	60,958	64,331
12-month USD LIBOR + 1.843% Cap 9.096% 07/01/2040	3.243%	169,916	177,541
CMO Series 2551 Class NS
-1.8 x 1-month USD LIBOR + 14.483% Cap 14.483% 01/15/2033	14.204%	115,002	158,824
CMO Series 343 Class F4
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 9,999.000% 10/15/2037	0.506%	1,485,615	1,483,190
CMO Series 3852 Class QN
-3.6 x 1-month USD LIBOR + 27.211% Cap 5.500% 05/15/2041	5.500%	374,370	418,231

92	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3966 Class BF
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 7.000% 10/15/2040	0.652%	460,539	462,323
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 9,999.000% 07/15/2037	0.556%	631,713	630,420
CMO Series 4087 Class FA
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 05/15/2039	0.602%	203,962	204,200
CMO Series 4846 Class PF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 6.500% 12/15/2048	0.502%	523,829	525,407
Structured Pass-Through Securities
1-year MTA + 1.200% Floor 1.200% 10/25/2044	2.371%	571,095	587,400
Federal Home Loan Mortgage Corp.(m)
CMO Series 3077 Class TO
04/15/2035	0.000%	99,183	96,721
CMO Series 3100 Class
01/15/2036	0.000%	148,634	140,390
CMO Series 3117 Class OG
02/15/2036	0.000%	75,834	72,142
CMO Series 3181 Class OH
07/15/2036	0.000%	326,476	305,363
CMO Series 3316 Class JO
05/15/2037	0.000%	13,164	12,540
CMO Series 3607 Class TO
10/15/2039	0.000%	257,225	240,183
CMO STRIPS Series 197 Class
04/01/2028	0.000%	127,504	123,905
CMO STRIPS Series 310 Class
09/15/2043	0.000%	1,630,611	1,497,599
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 3380 Class SI
-1.0 x 1-month USD LIBOR + 6.370% Cap 6.370% 10/15/2037	6.218%	2,105,267	490,255
CMO Series 3385 Class SN
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 11/15/2037	5.848%	38,845	6,926
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3451 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/15/2038	5.898%	96,840	13,582
CMO Series 3531 Class SM
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 05/15/2039	5.948%	53,099	9,233
CMO Series 3608 Class SC
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 12/15/2039	6.098%	280,043	53,376
CMO Series 3740 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 10/15/2040	5.848%	436,580	68,391
CMO Series 3740 Class SC
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 10/15/2040	5.848%	531,518	98,058
CMO STRIPS Series 239 Class S30
-1.0 x 1-month USD LIBOR + 7.700% Cap 7.700% 08/15/2036	7.548%	315,056	79,618
Federal Home Loan Mortgage Corp.(c)
CMO Series 3688 Class CU
11/15/2021	6.906%	8,526	8,630
CMO Series 3688 Class GT
11/15/2046	7.389%	353,777	421,465
CMO Series 4272 Class W
04/15/2040	5.656%	1,971,002	2,264,453
Federal Home Loan Mortgage Corp.(g)
CMO Series 3714 Class IP
08/15/2040	5.000%	452,132	50,010
CMO Series 3800 Class AI
11/15/2029	4.000%	154,138	1,304
Federal Home Loan Mortgage Corp.(c),(g)
CMO Series 3802 Class LS
01/15/2040	2.863%	553,995	28,400

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	93

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
05/01/2022	7.500%	5,601	5,641
01/01/2023- 11/01/2048	6.000%	701,315	796,598
02/01/2024- 10/01/2038	6.500%	2,131,168	2,506,372
09/01/2032- 02/01/2050	3.500%	30,067,945	32,463,727
09/01/2033- 12/01/2049	4.000%	98,281,951	108,950,026
11/01/2033- 06/01/2049	5.500%	6,714,413	7,691,940
05/01/2034- 01/01/2059	4.500%	67,513,508	75,881,013
01/01/2036- 11/01/2049	5.000%	59,201,828	67,447,577
11/01/2037- 01/01/2039	7.000%	557,789	664,429
01/01/2043- 08/01/2050	3.000%	35,240,363	37,252,334
CMO Series 1999-7 Class AB
03/25/2029	6.000%	141,594	160,861
CMO Series 2001-60 Class PX
11/25/2031	6.000%	197,084	229,314
CMO Series 2002-50 Class ZA
05/25/2031	6.000%	672,822	765,327
CMO Series 2002-78 Class Z
12/25/2032	5.500%	241,204	280,689
CMO Series 2003-W19 Class 1A7
11/25/2033	5.620%	2,656,542	3,056,263
CMO Series 2004-50 Class VZ
07/25/2034	5.500%	1,009,735	1,157,368
CMO Series 2004-65 Class LT
08/25/2024	4.500%	116,789	122,228
CMO Series 2004-W10 Class A6
08/25/2034	5.750%	2,050,688	2,359,022
CMO Series 2005-121 Class DX
01/25/2026	5.500%	279,833	299,027
CMO Series 2006-105 Class ME
11/25/2036	5.500%	635,956	743,720
CMO Series 2006-16 Class HZ
03/25/2036	5.500%	729,303	845,846
CMO Series 2006-W3 Class 2A
09/25/2046	6.000%	199,758	227,994
CMO Series 2007-104 Class ZE
08/25/2037	6.000%	184,356	212,363
CMO Series 2007-116 Class PB
08/25/2035	5.500%	202,551	238,128
CMO Series 2007-18 Class MZ
03/25/2037	6.000%	274,123	309,997
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-42 Class B
05/25/2037	6.000%	193,001	226,000
CMO Series 2007-76 Class ZG
08/25/2037	6.000%	457,970	537,098
CMO Series 2008-80 Class GP
09/25/2038	6.250%	29,683	34,595
CMO Series 2009-59 Class HB
08/25/2039	5.000%	418,702	480,222
CMO Series 2009-60 Class HT
08/25/2039	6.000%	416,648	495,109
CMO Series 2009-79 Class UA
03/25/2038	7.000%	36,368	41,903
CMO Series 2009-W1 Class A
12/25/2049	6.000%	895,924	1,038,591
CMO Series 2010-111 Class AM
10/25/2040	5.500%	1,571,732	1,878,269
CMO Series 2010-148 Class MA
02/25/2039	4.000%	18,438	18,459
CMO Series 2010-2 Class LC
02/25/2040	5.000%	1,200,000	1,458,850
CMO Series 2010-83 Class DN
12/25/2020	4.500%	8,665	8,668
CMO Series 2011-118 Class MT
11/25/2041	7.000%	631,271	766,189
CMO Series 2011-118 Class NT
11/25/2041	7.000%	718,883	859,524
CMO Series 2011-31 Class DB
04/25/2031	3.500%	2,889,414	3,129,211
CMO Series 2011-39 Class ZA
11/25/2032	6.000%	305,332	355,788
CMO Series 2011-44 Class EB
05/25/2026	3.000%	1,561,802	1,626,769
CMO Series 2011-46 Class B
05/25/2026	3.000%	3,460,924	3,609,011
CMO Series 2011-59 Class NZ
07/25/2041	5.500%	1,483,382	1,676,535
CMO Series 2012-151 Class NX
01/25/2043	1.500%	1,383,075	1,430,979
CMO Series 2012-66 Class CB
06/25/2032	3.000%	3,000,000	3,355,062
CMO Series 2013-100 Class WB
10/25/2033	3.000%	3,000,000	3,253,868
CMO Series 2013-101 Class E
10/25/2033	3.000%	3,000,000	3,274,993
CMO Series 2013-108 Class GU
10/25/2033	3.000%	2,575,000	2,856,900

94	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-30 Class CA
04/25/2043	1.500%	419,443	429,343
CMO Series 2013-43 Class BP
05/25/2043	1.750%	4,968,294	5,176,106
CMO Series 2013-59 Class PY
06/25/2043	2.500%	1,000,000	1,069,546
CMO Series 2013-81 Class TA
02/25/2043	3.000%	2,500,000	2,583,785
CMO Series 2013-90 Class DL
09/25/2033	3.500%	1,500,000	1,742,640
CMO Series 2014-73 Class MA
11/25/2044	2.500%	1,140,156	1,217,408
CMO Series 2015-84 Class PA
08/25/2033	1.700%	4,270,823	4,422,011
CMO Series 2016-48 Class MA
06/25/2038	2.000%	4,056,663	4,245,670
CMO Series 2016-57 Class PC
06/25/2046	1.750%	8,427,961	8,723,960
CMO Series 2017-13 Class PA
08/25/2046	3.000%	60,516	64,147
CMO Series 2017-42 Class H
11/25/2043	3.000%	1,061,871	1,098,650
CMO Series 2018-14 Class KC
03/25/2048	3.000%	125,390	135,752
CMO Series 2018-15 Class AB
03/25/2048	3.000%	67,057	72,494
CMO Series 2018-8 Class KL
03/25/2047	2.500%	1,772,119	1,856,943
CMO Series 2019-25 Class PA
05/25/2048	3.000%	3,207,592	3,448,709
CMO Series 2019-35 Class A
07/25/2049	3.000%	1,244,427	1,310,216
CMO Series 2019-35 Class MB
07/25/2049	3.000%	1,804,850	1,948,924
CMO Series 2019-8 Class GA
03/25/2049	3.000%	8,062,345	8,481,758
CMO Series 2020-M5 Class A2
01/25/2030	2.210%	5,600,000	5,977,500
CMO Series G94-8 Class K
07/17/2024	8.000%	87,686	96,210
CMO STRIPS Series 414 Class A35
10/25/2042	3.500%	284,224	306,338
Series 2012-M5 Class A2
02/25/2022	2.715%	1,163,333	1,187,133
Series 2013-M9 Class A2
01/25/2023	2.389%	1,309,744	1,357,419
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b)
6-month USD LIBOR + 2.500% Floor 2.500%, Cap 11.257% 03/01/2036	3.556%	250,464	268,572
12-month USD LIBOR + 1.580% Floor 1.580%, Cap 7.761% 06/01/2045	2.761%	1,216,318	1,261,983
12-month USD LIBOR + 1.585% Floor 1.585%, Cap 7.677% 01/01/2046	2.678%	4,322,732	4,490,323
CMO Series 2003-130 Class CS
-2.0 x 1-month USD LIBOR + 14.100% Cap 14.100% 12/25/2033	13.804%	3,175	3,239
CMO Series 2003-W8 Class 3F1
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 8.000% 05/25/2042	0.548%	168,499	167,894
CMO Series 2005-SV Class 75
-4.0 x 1-month USD LIBOR + 24.200% Cap 24.200% 09/25/2035	23.608%	54,686	89,173
CMO Series 2005-W3 Class 2AF
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 9.500% 03/25/2045	0.368%	354,378	353,036
CMO Series 2007-101 Class A2
1-month USD LIBOR + 0.250% Floor 0.250% 06/27/2036	0.398%	220,246	213,594
CMO Series 2010-28 Class BS
-2.2 x 1-month USD LIBOR + 11.588% Cap 11.588% 04/25/2040	11.254%	51,106	65,508
CMO Series 2010-35 Class SJ
-3.3 x 1-month USD LIBOR + 17.667% Cap 17.667% 04/25/2040	17.173%	371,628	523,211
CMO Series 2010-49 Class SC
-2.0 x 1-month USD LIBOR + 12.660% Cap 12.660% 03/25/2040	12.364%	294,474	371,757
CMO Series 2011-75 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 6.500% 08/25/2041	0.698%	164,464	165,591

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	95

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(g)
CMO Series 1996-4 Class SA
-1.0 x 1-month USD LIBOR + 8.500% Cap 8.500% 02/25/2024	8.352%	34,624	3,717
CMO Series 2006-117 Class GS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2036	6.502%	145,549	25,119
CMO Series 2006-43 Class SI
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 06/25/2036	6.452%	830,625	191,854
CMO Series 2006-58 Class IG
-1.0 x 1-month USD LIBOR + 6.520% Cap 6.520% 07/25/2036	6.372%	329,937	60,021
CMO Series 2006-8 Class WN
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2036	6.552%	876,169	213,242
CMO Series 2006-94 Class GI
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 10/25/2026	6.502%	364,223	38,939
CMO Series 2007-109 Class PI
-1.0 x 1-month USD LIBOR + 6.350% Cap 6.350% 12/25/2037	6.202%	415,029	85,689
CMO Series 2007-65 Class KI
-1.0 x 1-month USD LIBOR + 6.620% Cap 6.620% 07/25/2037	6.472%	134,801	24,595
CMO Series 2007-72 Class EK
-1.0 x 1-month USD LIBOR + 6.400% Cap 6.400% 07/25/2037	6.252%	791,750	160,380
CMO Series 2007-W7 Class 2A2
-1.0 x 1-month USD LIBOR + 6.530% Cap 6.530% 07/25/2037	6.382%	268,446	45,556
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-112 Class ST
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 01/25/2040	6.102%	257,554	54,927
CMO Series 2009-17 Class QS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 03/25/2039	6.502%	80,986	11,348
CMO Series 2009-37 Class KI
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2039	5.852%	503,897	86,499
CMO Series 2009-68 Class SA
-1.0 x 1-month USD LIBOR + 6.750% Cap 6.750% 09/25/2039	6.602%	376,420	71,449
CMO Series 2010-125 Class SA
-1.0 x 1-month USD LIBOR + 4.440% Cap 4.440% 11/25/2040	4.292%	1,041,208	130,179
CMO Series 2010-147 Class SA
-1.0 x 1-month USD LIBOR + 6.530% Cap 6.530% 01/25/2041	6.382%	1,550,888	363,704
CMO Series 2010-35 Class SB
-1.0 x 1-month USD LIBOR + 6.420% Cap 6.420% 04/25/2040	6.272%	166,464	25,297
CMO Series 2010-42 Class S
-1.0 x 1-month USD LIBOR + 6.400% Cap 6.400% 05/25/2040	6.252%	124,688	23,779
CMO Series 2010-68 Class SA
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 07/25/2040	4.852%	785,488	112,978
Federal National Mortgage Association(c)
CMO Series 2003-W16 Class AF5
11/25/2033	4.547%	482,886	538,468
CMO Series 2010-61 Class WA
06/25/2040	6.014%	116,862	136,144
CMO Series 2011-2 Class WA
02/25/2051	5.846%	127,155	146,313

96	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-43 Class WA
05/25/2051	5.811%	190,704	223,211
Federal National Mortgage Association(m)
CMO Series 2006-113 Class
07/25/2036	0.000%	9,944	9,921
CMO Series 2006-15 Class OP
03/25/2036	0.000%	145,984	138,224
CMO Series 2006-8 Class WQ
03/25/2036	0.000%	238,955	218,959
CMO Series 2009-86 Class BO
03/25/2037	0.000%	65,715	62,550
CMO Series 2013-101 Class DO
10/25/2043	0.000%	1,821,095	1,680,812
CMO Series 2013-128 Class
12/25/2043	0.000%	1,248,937	1,149,571
CMO Series 2013-92 Class
09/25/2043	0.000%	1,284,244	1,186,937
CMO STRIPS Series 293 Class 1
12/25/2024	0.000%	75,986	75,035
Federal National Mortgage Association(g)
CMO Series 2009-71 Class BI
08/25/2024	4.500%	284	0
CMO Series 2009-86 Class IP
10/25/2039	5.500%	110,347	19,661
CMO Series 2010-155 Class KI
01/25/2021	3.000%	15,446	26
Federal National Mortgage Association(c),(g)
CMO Series 2011-30 Class LS
04/25/2041	2.980%	462,694	30,223
Government National Mortgage Association
09/20/2038	7.000%	73,588	88,417
08/20/2039	6.000%	278,428	317,357
07/20/2040- 12/15/2040	3.750%	2,834,389	3,031,219
11/15/2040- 11/20/2040	3.625%	838,131	884,319
11/20/2040- 12/15/2040	3.490%	2,018,536	2,185,135
05/20/2045- 04/20/2050	4.000%	30,218,194	32,880,350
08/15/2047- 04/20/2050	4.500%	28,698,283	31,575,168
01/20/2048- 03/20/2050	3.500%	38,789,182	41,812,473
03/20/2048- 03/20/2049	5.000%	30,645,249	33,500,307
09/20/2050	2.500%	4,500,000	4,775,375
09/20/2050	3.000%	5,100,000	5,543,841
CMO Series 2003-75 Class ZX
09/16/2033	6.000%	542,852	620,687
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-26 Class XY
03/20/2035	5.500%	488,747	547,505
CMO Series 2005-72 Class AZ
09/20/2035	5.500%	583,424	663,380
CMO Series 2006-17 Class JN
04/20/2036	6.000%	222,951	257,297
CMO Series 2006-33 Class NA
01/20/2036	5.000%	13,596	13,609
CMO Series 2006-38 Class ZK
08/20/2036	6.500%	744,872	852,364
CMO Series 2006-69 Class MB
12/20/2036	5.500%	852,228	984,657
CMO Series 2008-23 Class PH
03/20/2038	5.000%	724,882	805,822
CMO Series 2009-104 Class AB
08/16/2039	7.000%	648,976	721,051
CMO Series 2010-130 Class CP
10/16/2040	7.000%	390,752	471,054
CMO Series 2013-H01 Class FA
01/20/2063	1.650%	367,122	367,844
CMO Series 2013-H04 Class BA
02/20/2063	1.650%	163,695	164,071
CMO Series 2013-H07 Class JA
03/20/2063	1.750%	213,053	213,571
CMO Series 2013-H09 Class HA
04/20/2063	1.650%	831,376	834,351
CMO Series 2017-167 Class BQ
08/20/2044	2.500%	1,967,487	2,042,140
CMO Series 2019-132 Class NA
09/20/2049	3.500%	2,452,385	2,528,352
CMO Series 2019-31 Class JC
03/20/2049	3.500%	1,476,093	1,559,800
Government National Mortgage Association(c)
03/20/2048	4.761%	5,520,657	6,283,292
04/20/2063	4.107%	262,495	269,152
05/20/2063	4.049%	414,593	423,219
05/20/2063	4.200%	403,215	407,731
06/20/2063	4.105%	1,010,808	1,023,339
CMO Series 2010-H17 Class XQ
07/20/2060	5.291%	53,921	58,133
CMO Series 2011-137 Class WA
07/20/2040	5.574%	773,687	911,773
CMO Series 2012-141 Class WC
01/20/2042	3.693%	551,206	611,206
CMO Series 2013-54 Class WA
11/20/2042	4.827%	1,306,897	1,496,338

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	97

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-75 Class WA
06/20/2040	5.151%	401,539	462,685
Government National Mortgage Association(b),(g)
CMO Series 2005-3 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2035	5.944%	684,876	132,707
CMO Series 2007-40 Class SN
-1.0 x 1-month USD LIBOR + 6.680% Cap 6.680% 07/20/2037	6.524%	466,351	92,582
CMO Series 2008-62 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2038	5.994%	431,341	62,134
CMO Series 2008-76 Class US
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/20/2038	5.744%	538,256	96,986
CMO Series 2008-95 Class DS
-1.0 x 1-month USD LIBOR + 7.300% Cap 7.300% 12/20/2038	7.144%	464,016	91,198
CMO Series 2009-102 Class SM
-1.0 x 1-month USD LIBOR + 6.400% Cap 6.400% 06/16/2039	6.248%	15,390	99
CMO Series 2009-106 Class ST
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2038	5.844%	750,936	133,043
CMO Series 2009-64 Class SN
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/16/2039	5.948%	325,485	48,769
CMO Series 2009-67 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/16/2039	5.898%	225,018	34,709
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-72 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 08/16/2039	6.098%	561,426	103,136
CMO Series 2009-81 Class SB
-1.0 x 1-month USD LIBOR + 6.090% Cap 6.090% 09/20/2039	5.934%	740,346	151,709
CMO Series 2010-47 Class PX
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 06/20/2037	6.544%	865,966	186,328
CMO Series 2011-75 Class SM
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 05/20/2041	6.444%	422,350	76,451
Government National Mortgage Association(b)
CMO Series 2007-16 Class NS
-3.5 x 1-month USD LIBOR + 23.275% Cap 23.275% 04/20/2037	22.728%	77,728	117,119
CMO Series 2012-H10 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 10.500% 12/20/2061	0.705%	1,264,119	1,267,351
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% Floor 0.700% 05/20/2061	0.855%	16,220	16,326
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% Floor 0.650% 05/20/2061	0.805%	14,473	14,550
CMO Series 2012-H26 Class MA
1-month USD LIBOR + 0.550% Floor 0.550% 07/20/2062	0.705%	13,007	13,020
CMO Series 2012-H28 Class FA
1-month USD LIBOR + 0.580% Floor 0.580% 09/20/2062	0.735%	32,611	32,662
CMO Series 2012-H29 Class FA
1-month USD LIBOR + 0.515% Floor 0.515%, Cap 11.500% 10/20/2062	0.670%	1,173,612	1,175,705

98	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H01 Class TA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.500% 01/20/2063	0.655%	15,408	15,430
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% Floor 0.400% 02/20/2062	0.555%	90,216	90,174
CMO Series 2013-H07 Class GA
1-month USD LIBOR + 0.470% Floor 0.470%, Cap 10.500% 03/20/2063	0.625%	1,376,329	1,377,658
CMO Series 2013-H07 Class HA
1-month USD LIBOR + 0.410% Floor 0.410%, Cap 11.000% 03/20/2063	0.565%	1,004,869	1,004,486
CMO Series 2013-H09 Class GA
1-month USD LIBOR + 0.480% Floor 0.480%, Cap 11.000% 04/20/2063	0.635%	1,790,097	1,791,917
CMO Series 2013-H09 Class SA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.500% 04/20/2063	0.655%	2,110,280	2,115,334
CMO Series 2013-H21 Class FA
1-month USD LIBOR + 0.750% Floor 0.750% 09/20/2063	0.905%	3,240,500	3,260,863
CMO Series 2013-H21 Class FB
1-month USD LIBOR + 0.700% Floor 0.700% 09/20/2063	0.855%	3,169,620	3,187,739
CMO Series 2015-H23 Class FB
1-month USD LIBOR + 0.520% Floor 0.520%, Cap 11.000% 09/20/2065	0.675%	1,410,301	1,415,043
CMO Series 2015-H26 Class FG
1-month USD LIBOR + 0.520% Floor 0.520%, Cap 11.000% 10/20/2065	0.675%	733,608	736,155
CMO Series 2015-H30 Class FE
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 11/20/2065	0.755%	5,857,828	5,896,578
CMO Series 2020-H05 Class FK
1-month USD LIBOR + 0.610% Floor 0.610% 03/20/2070	0.766%	5,390,413	5,406,405
Government National Mortgage Association(m)
CMO Series 2008-1 Class PO
01/20/2038	0.000%	78,971	74,806
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-14 Class AO
12/20/2032	0.000%	5,211	5,209
CMO Series 2010-157 Class OP
12/20/2040	0.000%	495,815	472,460
Government National Mortgage Association(g)
CMO Series 2010-107 Class IL
07/20/2039	6.000%	579,535	132,622
Government National Mortgage Association TBA(j)
10/21/2050	2.500%	26,600,000	27,935,195
11/19/2050	2.000%	66,100,000	68,537,437
Seasoned Credit Risk Transfer Trust
CMO Series 2018-4 Class MZ (FHLMC)
03/25/2058	3.500%	3,528,625	4,338,854
Uniform Mortgage-Backed Security TBA(j)
12/16/2029- 12/14/2050	2.000%	140,795,000	145,620,773
12/11/2043- 11/12/2050	2.500%	41,900,000	43,860,358
12/14/2050	1.500%	7,600,000	7,620,664
Total Residential Mortgage-Backed Securities - Agency (Cost $1,099,992,903)			1,136,590,809

Residential Mortgage-Backed Securities - Non-Agency 2.8%

Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-2 Class A1A
01/26/2065	2.531%	3,921,831	3,946,708
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2019-2 Class A1
03/25/2049	3.628%	646,440	659,689
Angel Oak Mortgage Trust LLC(a),(c)
CMO Series 2020-5 Class A1
05/25/2065	1.373%	951,354	950,060
Asset-Backed Funding Certificates Trust(c)
CMO Series 2005-AG1 Class A4
01/25/2034	5.010%	102,797	104,495
Banc of America Funding Trust
CMO Series 2004-3 Class 1A1
10/25/2034	5.500%	57,465	60,659
Bear Stearns Adjustable Rate Mortgage Trust(c)
CMO Series 2003-4 Class 3A1
07/25/2033	3.127%	38,917	39,254
CMO Series 2003-7 Class 6A
10/25/2033	3.186%	180,787	180,235
Bear Stearns Alt-A Trust(b)
CMO Series 2004-6 Class 1A
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 11.500% 07/25/2034	0.788%	48,201	48,375

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	99

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bear Stearns Asset-Backed Securities Trust(b)
CMO Series 2003-SD1 Class A
1-month USD LIBOR + 0.900% Floor 0.900%, Cap 11.000% 12/25/2033	1.048%	257,186	250,937
Bunker Hill Loan Depositary Trust(a),(c)
CMO Series 2019-1 Class A1
10/26/2048	3.613%	949,409	977,382
CMO Series 2019-2 Class A1
07/25/2049	2.879%	1,493,372	1,529,670
CMO Series 2019-3 Class A1
11/25/2059	2.724%	1,724,373	1,762,015
Chase Mortgage Finance Corp.(c)
CMO Series 2007-A1 Class 1A3
02/25/2037	3.503%	301,279	298,213
CMO Series 2007-A1 Class 2A1
02/25/2037	3.169%	104,854	103,995
CMO Series 2007-A1 Class 7A1
02/25/2037	3.362%	62,376	61,854
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/2033	5.250%	69,670	70,745
CMO Series 2005-2 Class 2A11
05/25/2035	5.500%	156,295	161,954
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2009-10 Class 1A1
09/25/2033	2.790%	179,032	177,320
COLT Mortgage Loan Trust(a),(c)
CMO Series 2019-1 Class A1
03/25/2049	3.705%	510,760	524,402
CMO Series 2019-2 Class A1
05/25/2049	3.337%	943,353	961,454
CMO Series 2020-2 Class A1
03/25/2065	1.853%	1,733,128	1,742,154
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/2034	5.500%	180,586	187,644
CMO Series 2004-3 Class A26
04/25/2034	5.500%	90,248	92,003
CMO Series 2004-5 Class 1A4
06/25/2034	5.500%	205,133	212,248
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/2033	5.250%	65,209	67,500
CMO Series 2004-5 Class 3A1
09/25/2034	5.250%	27,288	25,022
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
CMO Series 2003-27 Class 5A4
11/25/2033	5.250%	96,625	98,904
CMO Series 2004-4 Class 2A4
09/25/2034	5.500%	127,023	131,981
CMO Series 2004-8 Class 1A4
12/25/2034	5.500%	156,511	163,428
DBRR Trust(a),(c)
CMO Series 2015-LCM Class A2
06/10/2034	3.535%	3,152,000	2,965,901
DBRR Trust(a)
Series 2015-LCM Class A1
06/10/2034	2.998%	2,338,316	2,207,398
GCAT LLC(a)
CMO Series 2019-NQM1 Class A1
02/25/2059	2.985%	545,014	553,508
GSMPS Mortgage Loan Trust(a),(b)
CMO Series 2005-RP3 Class 1AF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.000% 09/25/2035	0.498%	620,852	513,437
GSMPS Mortgage Loan Trust(a),(c),(g)
CMO Series 2005-RP3 Class 1AS
09/25/2035	4.237%	480,641	68,669
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/2033	5.250%	186,611	193,130
GSR Mortgage Loan Trust(b)
CMO Series 2005-5F Class 8A3
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 5.500% 06/25/2035	0.648%	11,054	10,294
HarborView Mortgage Loan Trust(c)
CMO Series 2004-3 Class 1A
05/19/2034	3.993%	656,804	669,635
Headlands Residential(a)
CMO Series 2018-RPL1 Class A
06/25/2023	4.250%	3,125,002	3,198,901
Headlands Residential LLC(a),(c)
CMO Series 2017-RPL1 Class A
08/25/2022	3.875%	2,690,000	2,689,415
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	3,600,000	3,544,051
Impac CMB Trust(b)
CMO Series 2005-4 Class 2A1
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 10.250% 05/25/2035	0.748%	186,434	176,244

100	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Impac Secured Assets CMN Owner Trust(c)
CMO Series 2003-3 Class A1
08/25/2033	4.879%	95,841	98,992
Impac Secured Assets Trust(b)
CMO Series 2006-1 Class 2A1
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 11.500% 05/25/2036	0.498%	101,515	96,438
CMO Series 2006-2 Class 2A1
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 11.500% 08/25/2036	0.498%	72,887	72,577
JPMorgan Mortgage Trust(c)
CMO Series 2006-A2 Class 5A3
11/25/2033	3.469%	212,479	214,916
CMO Series 2007-A1 Class 5A5
07/25/2035	3.604%	175,196	171,970
LHOME Mortgage Trust(a)
CMO Series 2019-RTL3 Class A1
07/25/2024	3.868%	3,640,000	3,660,910
CMO Series 2020-RTL1 Class A1
10/25/2024	3.228%	5,550,000	5,527,096
MASTR Adjustable Rate Mortgages Trust(c)
CMO Series 2004-13 Class 2A1
04/21/2034	3.743%	119,716	120,050
CMO Series 2004-13 Class 3A7
11/21/2034	3.230%	222,725	224,725
MASTR Asset Securitization Trust(a)
CMO Series 2004-P7 Class A6
12/27/2033	5.500%	33,656	33,821
MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/2032	6.500%	135,346	140,088
CMO Series 2004-2 Class A2
08/25/2032	6.500%	213,171	222,232
Merrill Lynch Mortgage Investors Trust(b)
CMO Series 2003-A Class 2A1
1-month USD LIBOR + 0.780% Floor 0.780%, Cap 11.750% 03/25/2028	0.928%	82,647	79,058
CMO Series 2003-E Class A1
1-month USD LIBOR + 0.620% Floor 0.620%, Cap 11.750% 10/25/2028	0.768%	288,384	284,488
CMO Series 2004-A Class A1
1-month USD LIBOR + 0.460% Floor 0.460%, Cap 11.750% 04/25/2029	0.608%	246,888	237,557
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2004-G Class A2
6-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.750% 01/25/2030	0.983%	46,503	44,814
Merrill Lynch Mortgage Investors Trust(c)
CMO Series 2004-1 Class 2A1
12/25/2034	2.892%	177,444	175,865
CMO Series 2004-A4 Class A2
08/25/2034	3.169%	224,754	231,821
Morgan Stanley Mortgage Loan Trust(c)
CMO Series 2004-3 Class 4A
04/25/2034	5.621%	201,606	218,511
NACC Reperforming Loan Remic Trust(a)
CMO Series 2004-R2 Class A1
10/25/2034	6.500%	127,861	127,309
NCUA Guaranteed Notes(b)
CMO Series 2010-R3 Class 1A
1-month USD LIBOR + 0.560% Floor 0.560%, Cap 8.000% 12/08/2020	0.715%	422,799	422,900
NCUA Guaranteed Notes
CMO Series 2010-R3 Class 3A
12/08/2020	2.400%	895	895
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM2 Class A1
04/25/2049	3.600%	720,372	750,221
CMO Series 2019-NQM4 Class A1
09/25/2059	2.492%	1,177,128	1,197,264
CMO Series 2020-NPL2 Class A1
08/25/2060	3.228%	1,955,341	1,955,568
PRPM LLC(a),(c)
CMO Series 2020-1A Class A1
02/25/2025	2.981%	3,969,702	3,935,385
RALI Trust
CMO Series 2004-QS3 Class CB
03/25/2020	5.000%	1,030	975
RBSSP Resecuritization Trust(a)
CMO Series 2009-1 Class 1A1
02/26/2036	6.500%	140,288	144,670
RCO V Mortgage LLC(a),(c)
CMO Series 2020-1 Class A1
09/25/2025	3.105%	4,800,000	4,786,974
Residential Asset Mortgage Products Trust
CMO Series 2004-SL2 Class A3
10/25/2031	7.000%	230,422	243,037
Residential Asset Securitization Trust(c)
CMO Series 2004-IP2 Class 1A1
12/25/2034	3.704%	289,105	292,357

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	101

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Seasoned Credit Risk Transfer Trust
CMO Series 2019-3 Class MB (FHLMC)
10/25/2058	3.500%	1,570,000	1,772,495
CMO Series 2019-4 Class M55D (FHLMC)
02/25/2059	4.000%	2,955,228	3,243,734
Seasoned Loans Structured Transaction
CMO Series 2018-2 Class A1
11/25/2028	3.500%	5,161,576	5,466,737
Sequoia Mortgage Trust(b)
CMO Series 2003-1 Class 1A
1-month USD LIBOR + 0.760% Floor 0.760%, Cap 12.500% 04/20/2033	0.916%	549,948	541,595
CMO Series 2003-8 Class A1
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 11.500% 01/20/2034	0.796%	484,740	477,045
CMO Series 2004-11 Class A1
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.500% 12/20/2034	0.756%	484,051	474,978
CMO Series 2004-12 Class A3
6-month USD LIBOR + 0.320% Floor 0.320%, Cap 11.500% 01/20/2035	0.745%	188,854	175,705
SG Residential Mortgage Trust(a),(c)
CMO Series 2019-3 Class A1
09/25/2059	2.703%	1,153,220	1,165,293
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A1
09/27/2049	2.610%	1,289,279	1,300,455
CMO Series 2020-1 Class A1
02/25/2050	2.275%	2,707,742	2,725,079
CMO Series 2020-3 Class A1
04/25/2065	1.486%	2,457,661	2,455,482
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-4 Class 5A
04/25/2034	2.757%	73,989	72,209
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2004-AR5 Class 1A1
1-month USD LIBOR + 0.660% Floor 0.660%, Cap 11.000% 10/19/2034	0.816%	325,356	321,940
CMO Series 2005-AR5 Class A3
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 11.000% 07/19/2035	0.656%	165,692	161,266
Structured Asset Securities Corp.(c)
CMO Series 2004-4XS Class 1A5
02/25/2034	5.490%	321,297	331,858
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(c)
CMO Series 2003-34A Class 3A3
11/25/2033	3.347%	313,494	311,222
CMO Series 2003-40A Class 3A2
01/25/2034	3.269%	169,220	170,787
CMO Series 2004-6XS Class A5A
03/25/2034	6.030%	125,474	127,859
CMO Series 2004-6XS Class A5B (AMBAC)
03/25/2034	6.050%	150,569	153,427
Thornburg Mortgage Securities Trust(c)
CMO Series 2004-4 Class 3A
12/25/2044	3.349%	126,471	124,148
Toorak Mortgage Corp., Ltd.(c)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	2,494,000	2,516,657
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	4,600,000	4,627,517
VCAT LLC(a),(c)
CMO Series 2020-NPL1 Class A1
08/25/2050	3.671%	2,943,958	2,943,661
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G
06/15/2028	6.750%	177,869	207,204
Vericrest Opportunity Loan Transferee LXXXIII LLC(a),(c)
CMO Series 2019-NPL9 Class A1A
11/26/2049	3.327%	2,232,732	2,238,299
Vericrest Opportunity Loan Transferee LXXXV LLC(a),(c)
CMO Series 2020-NPL1 Class A1A
01/25/2050	3.228%	2,085,548	2,084,283
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(c)
CMO Series 2020-NPL3 Class A1A
02/25/2050	2.981%	2,612,667	2,612,665
Vericrest Opportunity Loan Transferee LXXXVIII LLC(a),(c)
CMO Series 2020-NPL4 Class A1
03/25/2050	2.981%	3,720,804	3,713,118
Vericrest Opportunity Loan Trust(a),(c)
CMO Series 2019-NPL8 Class A1A
11/25/2049	3.278%	2,083,613	2,085,493
CMO Series 2020-NPL2 Class A1A
02/25/2050	2.981%	4,755,775	4,755,771
CMO Series 2020-NPL6 Class A1A
04/25/2050	3.967%	3,099,609	3,122,836
Verus Securitization(a),(c)
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	2,835,885	2,839,503
Verus Securitization Trust(a),(c)
CMO Series 2019-1 Class A1
02/25/2059	3.836%	514,693	521,720

102	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-2 Class A1
05/25/2059	3.211%	1,631,556	1,669,558
CMO Series 2019-3 Class A1
07/25/2059	2.784%	2,431,588	2,479,709
CMO Series 2019-4 Class A1
11/25/2059	2.642%	3,338,087	3,401,715
CMO Series 2019-INV1 Class A1
12/25/2059	3.402%	950,634	993,510
CMO Series 2019-INV2 Class A1
07/25/2059	2.913%	1,312,306	1,339,986
CMO Series 2019-INV3 Class A1
11/25/2059	2.692%	823,234	842,656
CMO Series 2020-1 Class A1
01/25/2060	2.417%	3,596,701	3,651,230
CMO Series 2020-2 Class A1
05/25/2060	2.743%	3,939,383	3,944,859
Visio Trust(a),(c)
CMO Series 2019-1 Class A1
06/25/2054	3.572%	694,203	715,375
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR11 Class A6
10/25/2033	2.881%	292,704	290,593
CMO Series 2003-AR5 Class A7
06/25/2033	3.748%	104,706	103,400
CMO Series 2003-AR6 Class A1
06/25/2033	3.108%	130,480	131,157
CMO Series 2003-AR7 Class A7
08/25/2033	2.688%	162,528	159,244
CMO Series 2004-AR3 Class A2
06/25/2034	3.666%	92,940	93,237
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2004-S3 Class 1A5
07/25/2034	5.000%	31,002	31,551
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2004-U Class A1
10/25/2034	3.664%	250,904	249,091
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $132,737,197)			134,033,279

U.S. Government & Agency Obligations 0.8%

Federal Home Loan Banks
10/24/2029	4.000%	1,600,000	2,020,161
Federal National Mortgage Association(h)
STRIPS
05/15/2030	0.000%	3,750,000	3,339,425
Israel Government AID Bond
09/18/2033	5.500%	1,000,000	1,502,094
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Private Export Funding Corp.
05/15/2022	2.800%	1,500,000	1,560,550
Residual Funding Corp.(h)
STRIPS
10/15/2020	0.000%	7,500,000	7,499,341
Resolution Funding Corp.(h)
10/15/2027	0.000%	470,000	434,947
Tennessee Valley Authority
04/01/2036	5.880%	4,870,000	7,614,622
09/15/2060	4.625%	835,000	1,305,330
09/15/2065	4.250%	1,423,000	2,126,469
Tennessee Valley Authority(h)
STRIPS
11/01/2025	0.000%	8,500,000	8,148,319
06/15/2035	0.000%	750,000	544,544
Total U.S. Government & Agency Obligations (Cost $31,236,113)			36,095,802

U.S. Treasury Obligations 24.8%

U.S. Treasury
10/31/2020	2.875%	1,000,000	1,002,283
11/15/2020	2.625%	2,900,000	2,908,884
01/31/2021	1.375%	36,959,000	37,112,034
02/15/2021	3.625%	6,600,000	6,685,852
02/28/2021	1.125%	2,500,000	2,510,449
04/30/2021	2.250%	11,226,000	11,365,009
05/15/2021	2.625%	3,975,100	4,037,056
05/15/2021	3.125%	17,466,000	17,791,441
05/31/2021	1.375%	42,751,000	43,106,702
05/31/2021	2.000%	2,000,000	2,025,000
09/30/2021	1.125%	5,620,000	5,675,322
10/31/2021	1.250%	7,000,000	7,084,492
10/31/2021	2.000%	1,500,000	1,530,176
11/30/2021	1.875%	4,500,000	4,591,230
01/15/2022	2.500%	1,000,000	1,030,469
02/28/2022	1.750%	11,000,000	11,250,938
03/15/2022	2.375%	8,490,000	8,766,920
05/15/2022	2.125%	1,017,000	1,049,814
05/31/2022	0.125%	41,000	40,997
06/30/2022	0.125%	8,887,000	8,886,653
07/15/2022	1.750%	46,000,000	47,331,484
07/31/2022	0.125%	54,807,000	54,804,859
08/31/2022	0.125%	39,209,000	39,207,468
08/31/2022	1.625%	6,000,000	6,171,563
09/30/2022	0.125%	43,705,000	43,705,000
09/30/2022	1.750%	5,000,000	5,161,523
05/15/2023	1.750%	5,474,000	5,704,507
06/15/2023	0.250%	5,079,000	5,093,285
06/30/2023	1.375%	4,000,000	4,135,000
07/15/2023	0.125%	9,586,000	9,580,009
08/15/2023	0.125%	25,864,000	25,845,814
08/15/2023	2.500%	7,350,000	7,844,977
09/15/2023	0.125%	39,969,000	39,934,652
10/31/2023	1.625%	8,000,000	8,361,250

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	103

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/29/2024	2.125%	5,136,000	5,476,661
05/15/2024	2.500%	640,000	693,400
06/30/2024	2.000%	565,000	603,049
08/31/2024	1.875%	742,000	790,288
11/15/2024	2.250%	837,000	906,641
12/31/2024	1.750%	57,042,700	60,719,281
04/30/2025	2.875%	525,000	587,836
05/31/2025	2.875%	20,336,000	22,808,095
08/31/2025	0.250%	9,839,000	9,831,313
09/30/2025	0.250%	33,358,000	33,321,515
11/15/2025	2.250%	1,283,000	1,410,699
02/28/2026	2.500%	3,817,000	4,264,603
05/15/2026	1.625%	395,000	423,298
08/15/2026	1.500%	284,000	302,793
11/15/2026	2.000%	1,085,000	1,191,296
12/31/2026	1.750%	3,697,800	4,008,646
02/15/2027	2.250%	502,000	560,475
09/30/2027	0.375%	10,609,000	10,542,694
08/15/2029	1.625%	60,000	65,353
08/15/2030	0.625%	31,644,000	31,485,780
05/15/2040	1.125%	22,823,000	22,512,750
08/15/2040	1.125%	39,472,000	38,805,910
11/15/2041	3.125%	1,595,000	2,158,234
11/15/2042	2.750%	33,004,000	42,332,787
02/15/2043	3.125%	2,000,000	2,714,063
05/15/2043	2.875%	7,938,000	10,378,935
11/15/2043	3.750%	7,932,000	11,801,329
02/15/2044	3.625%	16,518,000	24,173,061
05/15/2044	3.375%	5,000,000	7,068,750
08/15/2044	3.125%	4,620,000	6,298,359
11/15/2044	3.000%	25,624,000	34,300,126
02/15/2045	2.500%	20,724,000	25,555,283
08/15/2045	2.875%	13,210,000	17,387,662
08/15/2046	2.250%	12,755,000	15,092,752
08/15/2049	2.250%	3,970,000	4,732,984
11/15/2049	2.375%	13,125,000	16,063,770
02/15/2050	2.000%	12,920,000	14,650,069
05/15/2050	1.250%	14,289,000	13,579,015
08/15/2050	1.375%	9,524,000	9,345,425
U.S. Treasury(h)
STRIPS
02/15/2021	0.000%	30,520,000	30,509,270
05/15/2021	0.000%	18,630,000	18,620,539
08/15/2021	0.000%	7,445,000	7,438,602
11/15/2021	0.000%	6,245,000	6,237,682
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2022	0.000%	6,565,000	6,553,716
05/15/2022	0.000%	9,005,000	8,987,764
08/15/2022	0.000%	1,700,000	1,695,883
11/15/2022	0.000%	5,975,000	5,955,861
02/15/2023	0.000%	20,665,000	20,586,699
05/15/2023	0.000%	8,680,000	8,641,686
08/15/2023	0.000%	7,320,000	7,280,541
11/15/2023	0.000%	5,449,000	5,414,518
02/15/2024	0.000%	2,201,000	2,184,493
08/15/2024	0.000%	1,000,000	990,039
11/15/2024	0.000%	4,500,000	4,450,781
02/15/2025	0.000%	1,000,000	987,031
05/15/2025	0.000%	2,500,000	2,461,035
02/15/2026	0.000%	5,500,000	5,382,480
02/15/2031	0.000%	4,185,000	3,819,303
11/15/2031	0.000%	6,640,000	5,992,081
02/15/2032	0.000%	6,875,000	6,170,581
08/15/2032	0.000%	1,500,000	1,334,238
08/15/2033	0.000%	4,000,000	3,495,469
11/15/2033	0.000%	7,400,000	6,439,734
02/15/2034	0.000%	4,400,000	3,817,688
05/15/2034	0.000%	2,400,000	2,070,000
11/15/2034	0.000%	1,850,000	1,583,918
02/15/2035	0.000%	4,210,000	3,586,065
11/15/2041	0.000%	13,100,000	9,748,242
Total U.S. Treasury Obligations (Cost $1,122,535,375)			1,182,714,031

Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(n),(o)	160,867,122	160,851,035
Total Money Market Funds (Cost $160,859,259)		160,851,035
Total Investments in Securities (Cost: $4,852,206,338)		5,079,377,587
Other Assets & Liabilities, Net		(311,603,752)
Net Assets		4,767,773,835

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2020, the total value of these securities amounted to $802,139,292, which represents 16.82% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2020.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2020.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2020, the total value of these securities amounted to $20,940,664, which represents 0.44% of total net assets.
104	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2020, the total value of these securities amounted to $17,041, which represents less than 0.01% of total net assets.
(f)	Valuation based on significant unobservable inputs.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Zero coupon bond.
(i)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2020.
(j)	Represents a security purchased on a when-issued basis.
(k)	Represents a security purchased on a forward commitment basis.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(n)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(o)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	122,305,518	2,730,948,853	(2,692,397,474)	(5,862)	160,851,035	50,701	1,183,794	160,867,122
Abbreviation Legend
AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2020	105

Portfolio of Investments
Variable Portfolio – Partners International Core Equity Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.3%
Issuer	Shares	Value ($)
Argentina 0.9%
MercadoLibre, Inc.(a)	23,816	25,780,344
Australia 3.6%
Afterpay Ltd.(a)	93,566	5,515,211
Aurizon Holdings Ltd.	1,570,650	4,831,902
Australia & New Zealand Banking Group Ltd.	35,663	444,932
BHP Group Ltd.	356,010	9,197,019
BlueScope Steel Ltd.	1,255,685	11,569,648
Caltex Australia Ltd.	52,713	909,755
CIMIC Group Ltd.(a)	115,701	1,549,786
Coles Group Ltd.	892,849	10,877,374
Dexus Property Group	174,549	1,117,972
Fortescue Metals Group Ltd.	1,363,267	16,015,696
Goodman Group	233,344	3,021,205
GPT Group (The)	167,171	470,285
LendLease Group	179,716	1,435,655
Mirvac Group	5,853,941	9,176,621
Rio Tinto Ltd.	38,359	2,619,973
Sonic Healthcare Ltd.	76,980	1,828,058
South32 Ltd.	9,388,562	13,933,151
Stockland	200,439	547,564
Vicinity Centres	673,095	672,156
Wesfarmers Ltd.	69,400	2,218,319
Woolworths Group Ltd.	17,357	453,863
Total		98,406,145
Austria 0.5%
Erste Group Bank AG(a)	652,032	13,653,813
Belgium 0.8%
Ageas SA/NV	127,205	5,205,115
Colruyt SA(a)	48,776	3,165,397
KBC Group NV	46,342	2,323,870
Proximus SADP	252,128	4,599,575
Solvay SA	62,312	5,360,856
UCB SA	10,369	1,177,646
Total		21,832,459
Common Stocks (continued)
Issuer	Shares	Value ($)
Canada 0.9%
Canadian National Railway Co.	219,873	23,416,462
China 1.9%
Alibaba Group Holding Ltd., ADR(a)	101,730	29,906,586
Tencent Holdings Ltd.	311,300	21,026,257
Total		50,932,843
Denmark 2.9%
AP Moller - Maersk A/S, Class B	308	486,912
Carlsberg A/S, Class B	3,320	447,278
Coloplast A/S, Class B	36,443	5,775,817
Danske Bank A/S(a)	70,043	947,409
Genmab A/S(a)	1,250	453,632
Novo Nordisk A/S, Class B	266,451	18,460,947
Pandora A/S	218,864	15,788,367
Vestas Wind Systems A/S	219,627	35,493,157
Total		77,853,519
Finland 0.8%
KONE OYJ, Class B	76,500	6,716,967
Nokia OYJ(a)	1,867,096	7,307,548
Orion Oyj, Class B	52,473	2,377,375
UPM-Kymmene OYJ	179,571	5,465,587
Wartsila OYJ	124,284	976,017
Total		22,843,494
France 6.8%
Arkema SA	21,496	2,279,097
AtoS(a)	240,223	19,303,385
BNP Paribas SA(a)	122,464	4,430,080
Bouygues SA	98,533	3,404,939
Capgemini SE	66,239	8,498,157
Carrefour SA	290,287	4,638,522
Cie de Saint-Gobain(a)	393,055	16,463,963
Cie Generale des Etablissements Michelin CSA	25,790	2,768,494
CNP Assurances(a)	97,602	1,224,050
Credit Agricole SA(a)	190,766	1,664,412
Dassault Aviation SA(a)	1,494	1,260,266
Eiffage SA(a)	7,971	650,551
106	Variable Portfolio – Partners International Core Equity Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Core Equity Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electricite de France SA	494,701	5,225,753
Gecina SA	7,424	978,674
Hermes International	911	784,601
Ingenico Group SA(a)	14,204	2,200,664
Ipsen SA	52,569	5,495,240
Orange SA	61,643	642,046
Peugeot SA(a)	598,772	10,858,405
Publicis Groupe SA	131,298	4,231,730
Sanofi	284,954	28,555,760
Schneider Electric SE	86,848	10,795,112
Schneider Electric SE	265,877	33,273,067
SEB SA	8,966	1,458,509
Societe Generale SA(a)	84,390	1,120,186
Sodexo SA	20,253	1,443,711
STMicroelectronics NV	330,430	10,134,292
Thales SA	40,211	3,013,723
Total		186,797,389
Germany 11.6%
Adidas AG(a)	87,121	28,135,045
Allianz SE, Registered Shares	92,509	17,755,233
Bayer AG, Registered Shares	375,464	23,163,772
Bayerische Motoren Werke AG	480,671	34,885,729
Brenntag AG	128,846	8,192,268
Deutsche Boerse AG	20,724	3,633,338
Deutsche Post AG	97,178	4,409,506
Deutsche Wohnen SE	419,534	20,968,007
Fresenius Medical Care AG & Co. KGaA	240,942	20,368,448
Fresenius SE & Co. KGaA	70,575	3,209,350
GEA Group AG	708,443	24,822,552
HeidelbergCement AG	54,230	3,313,772
Hochtief AG	129,552	10,057,061
Infineon Technologies AG	902,615	25,440,918
KION Group AG	84,802	7,241,174
Knorr-Bremse AG	259,461	30,554,529
LANXESS AG	47,805	2,735,222
SAP SE	262,855	40,931,300
Siemens Energy AG(a)	1,610	43,416
Uniper SE	138,768	4,479,310
Common Stocks (continued)
Issuer	Shares	Value ($)
Vonovia SE	55,420	3,799,206
Total		318,139,156
Hong Kong 4.5%
AIA Group Ltd.	3,550,600	35,293,310
ASM Pacific Technology Ltd.	77,500	793,379
BOC Hong Kong Holdings Ltd.	459,000	1,216,803
CK Asset Holdings Ltd.	2,335,000	11,473,572
CK Hutchison Holdings Ltd.	2,868,500	17,382,406
CLP Holdings Ltd.	120,500	1,125,139
Hong Kong Exchanges and Clearing Ltd.	630,500	29,679,835
Kerry Properties Ltd.	2,031,000	5,223,404
SJM Holdings Ltd.	3,259,000	3,863,429
WH Group Ltd.	19,796,000	16,147,736
Total		122,199,013
India 0.8%
HDFC Bank Ltd., ADR(a)	452,304	22,597,108
Isle of Man 0.2%
GVC Holdings PLC(a)	378,599	4,741,661
Italy 1.5%
Assicurazioni Generali SpA	116,764	1,645,721
DiaSorin SpA	30,798	6,196,309
Fiat Chrysler Automobiles NV(a)	113,892	1,398,014
Intesa Sanpaolo SpA(a)	8,615,094	16,208,607
Poste Italiane SpA	382,075	3,385,871
Prysmian SpA	126,679	3,677,196
UniCredit SpA(a)	886,095	7,321,115
Total		39,832,833
Japan 17.4%
ABC-Mart, Inc.	10,900	567,522
Advantest Corp.	57,700	2,806,563
Aisin Seiki Co., Ltd.	45,500	1,455,733
Alfresa Holdings Corp.	248,100	5,434,086
Amada Holdings Co., Ltd.	108,600	1,015,926
Astellas Pharma, Inc.	229,800	3,425,536
Benesse Holdings, Inc.	43,200	1,111,921
Brother Industries Ltd.	747,500	11,890,780
Calbee, Inc.	141,900	4,673,898
Daicel Corp.	310,100	2,235,066

Variable Portfolio – Partners International Core Equity Fund | Quarterly Report 2020	107

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Core Equity Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Daiwa House Industry Co., Ltd.	96,000	2,462,142
Disco Corp.	1,900	464,559
Electric Power Development Co., Ltd.	148,400	2,288,958
FUJIFILM Holdings Corp.	25,900	1,276,659
Fujitsu Ltd.	134,100	18,320,429
Hirose Electric Co., Ltd.	5,200	671,868
Hitachi Ltd.	180,800	6,121,790
Honda Motor Co., Ltd.	44,900	1,066,253
ITOCHU Corp.	40,000	1,024,234
Japan Post Insurance Co., Ltd.	364,600	5,740,734
JGC Holdings Corp.	405,500	4,205,886
Kajima Corp.	102,600	1,236,147
Kamigumi Co., Ltd.	383,300	7,553,065
Keikyu Corp.	42,000	646,453
Keyence Corp.	6,100	2,851,624
Koito Manufacturing Co., Ltd.	106,100	5,413,827
Kurita Water Industries Ltd.	26,100	863,093
Lion Corp.	212,300	4,358,327
Marubeni Corp.	234,700	1,332,487
Mebuki Financial Group, Inc.	1,592,100	3,612,788
Medipal Holdings Corp.	158,200	3,172,274
Mitsubishi Estate Co., Ltd.	210,500	3,188,572
Mitsubishi Gas Chemical Co., Inc.	354,600	6,596,786
Mitsui Fudosan Co., Ltd.	150,500	2,618,954
Murata Manufacturing Co., Ltd.	96,500	6,275,122
Nagoya Railroad Co., Ltd.	16,500	452,336
Nexon Co., Ltd.	395,300	9,860,274
NGK Spark Plug Co., Ltd.	235,500	4,111,898
Nikon Corp.	229,600	1,549,265
Nintendo Co., Ltd.	43,800	24,821,077
Nippon Prologis REIT, Inc.	602	2,030,106
Nitori Co., Ltd.	4,500	933,533
Nitto Denko Corp.	64,000	4,169,521
NTT DoCoMo, Inc.	104,600	3,843,644
Obayashi Corp.	1,538,100	14,041,760
Olympus Corp.	464,000	9,649,225
Ono Pharmaceutical Co., Ltd.	63,600	2,000,466
ORIX Corp.	413,800	5,168,474
Otsuka Corp.	147,100	7,517,010
Common Stocks (continued)
Issuer	Shares	Value ($)
Panasonic Corp.	221,500	1,886,754
Pola Orbis Holdings, Inc.	319,500	6,024,274
Recruit Holdings Co., Ltd.	527,200	20,937,938
Renesas Electronics Corp.(a)	96,600	709,009
Resona Holdings, Inc.	2,421,100	8,248,278
Rinnai Corp.	17,200	1,677,710
Rohm Co., Ltd.	203,200	15,709,398
Santen Pharmaceutical Co., Ltd.	901,800	18,438,094
SCSK Corp.	7,800	436,402
Sekisui Chemical Co., Ltd.	84,000	1,343,603
Sekisui House Ltd.	321,900	5,704,302
Shimamura Co., Ltd.	84,100	8,169,784
Shimizu Corp.	1,593,500	11,996,113
Shinsei Bank Ltd.	912,300	11,264,426
Shionogi & Co., Ltd.	115,700	6,192,756
SMC Corp.	42,400	23,652,277
Sony Corp.	383,500	29,392,220
Square Enix Holdings Co., Ltd.	34,700	2,296,492
Subaru Corp.	78,000	1,514,203
Sumco Corp.	521,000	7,350,836
Sumitomo Electric Industries Ltd.	270,000	3,039,478
Sumitomo Heavy Industries Ltd.	184,300	4,287,898
Sumitomo Realty & Development Co., Ltd.	59,500	1,761,386
Sumitomo Rubber Industries Ltd.	177,800	1,651,610
Sundrug Co., Ltd.	61,700	2,325,778
Suzuken Co., Ltd.	147,700	5,633,881
Taiheiyo Cement Corp.	132,900	3,393,405
Taisei Corp.	251,900	8,526,079
Taisho Pharmaceutical Holdings Co., Ltd.	17,000	1,119,566
Takeda Pharmaceutical Co., Ltd.	640,400	22,889,777
Teijin Ltd.	214,200	3,321,899
Tohoku Electric Power Co., Inc.	74,500	746,646
Tokyo Electric Power Co. Holdings, Inc.(a)	161,100	443,052
Tokyo Electron Ltd.	14,800	3,866,570
Toshiba Corp.	287,200	7,326,351
Tosoh Corp.	145,700	2,365,586
Toyoda Gosei Co., Ltd.	75,200	1,726,670
Toyota Tsusho Corp.	39,000	1,096,925
Total		476,596,077

108	Variable Portfolio – Partners International Core Equity Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Core Equity Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 5.6%
ASML Holding NV	171,159	63,221,521
ING Groep NV(a)	425,250	3,034,953
Koninklijke Ahold Delhaize NV	722,900	21,367,426
Koninklijke Philips NV(a)	589,368	27,829,447
Randstad NV(a)	14,182	739,527
Royal Dutch Shell PLC, Class A	1,607,789	20,272,882
Unilever NV	50,543	3,069,343
Wolters Kluwer NV	153,271	13,074,393
Total		152,609,492
New Zealand 0.8%
Xero Ltd.(a)	300,721	21,936,113
Norway 1.5%
DNB ASA(a)	1,422,063	19,810,220
Equinor ASA	1,501,805	21,277,068
Total		41,087,288
Singapore 0.8%
Ascendas Real Estate Investment Trust	668,600	1,599,914
Jardine Cycle & Carriage Ltd.	33,600	445,993
Venture Corp., Ltd.	302,400	4,293,782
Wilmar International Ltd.	137,600	446,766
Yangzijiang Shipbuilding Holdings Ltd.	20,921,100	15,282,572
Total		22,069,027
South Korea 1.3%
Samsung Electronics Co., Ltd. GDR	28,894	36,635,393
Spain 3.0%
Banco Bilbao Vizcaya Argentaria SA	4,452,329	12,359,394
Enagas SA	604,993	13,959,084
Endesa SA	444,123	11,879,401
Iberdrola SA	2,164,284	26,639,279
Mapfre SA	686,401	1,076,868
Naturgy Energy Group SA	304,459	6,105,825
Red Electrica Corp. SA	515,491	9,668,218
Repsol SA	133,418	901,321
Total		82,589,390
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 2.6%
Atlas Copco AB, Class B	44,131	1,841,760
Essity AB, Class B(a)	269,942	9,113,584
Evolution Gaming Group AB	67,079	4,432,119
Husqvarna AB, Class B	314,179	3,454,767
Investor AB, Class B	48,809	3,188,192
Sandvik AB(a)	282,293	5,520,334
Skanska AB, Class B(a)	87,565	1,849,253
SKF AB, Class B	209,943	4,331,243
Svenska Handelsbanken AB, Class A(a)	2,573,287	21,530,103
Swedish Match AB	90,904	7,432,924
Telefonaktiebolaget LM Ericsson, Class B	869,425	9,514,325
Total		72,208,604
Switzerland 12.5%
Adecco Group AG, Registered Shares	197,563	10,424,480
Alcon, Inc.(a)	292,713	16,595,573
Chocoladefabriken Lindt & Spruengli AG	2,179	18,392,884
Cie Financiere Richemont SA, Class A, Registered Shares	305,920	20,540,347
Coca-Cola HBC AG(a)	198,819	4,909,402
Credit Suisse Group AG, Registered Shares	548,076	5,471,280
LafargeHolcim Ltd., Registered Shares(a)	310,996	14,156,402
Logitech International SA	146,238	11,327,907
Lonza Group AG, Registered Shares	30,934	19,090,471
Nestlé SA, Registered Shares	566,660	67,439,363
Novartis AG, Registered Shares	423,097	36,735,110
Roche Holding AG, Genusschein Shares	234,451	80,308,976
Schindler Holding AG	6,476	1,767,820
SGS SA, Registered Shares	2,585	6,927,382
Sika AG	59,563	14,625,802
Sonova Holding AG(a)	45,031	11,411,540
Swatch Group AG (The)	7,492	1,746,276
Total		341,871,015
Taiwan 2.2%
Sea Ltd. ADR(a)	68,743	10,589,172
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	596,230	48,336,366
Total		58,925,538

Variable Portfolio – Partners International Core Equity Fund | Quarterly Report 2020	109

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Core Equity Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 11.2%
3i Group PLC	110,213	1,415,281
Anglo American PLC	749,787	18,140,035
Antofagasta PLC	56,921	751,199
Associated British Foods PLC	197,718	4,760,151
Aviva PLC	5,452,730	20,173,653
BAE Systems PLC	1,231,824	7,650,255
Barclays Bank PLC(a)	873,798	1,102,348
Berkeley Group Holdings PLC	12,786	697,000
BHP Group PLC	624,272	13,318,308
British American Tobacco PLC	169,051	6,064,079
BT Group PLC	9,614,897	12,178,430
Bunzl PLC	619,059	19,987,187
Burberry Group PLC	856,097	17,159,784
Compass Group PLC	658,553	9,892,628
Diageo PLC	801,613	27,534,361
Direct Line Insurance Group PLC	752,119	2,623,172
Evraz PLC	1,416,977	6,309,638
GlaxoSmithKline PLC	1,461,397	27,397,532
Hikma Pharmaceuticals PLC	60,596	2,031,013
Kingfisher PLC	3,927,167	15,042,622
London Stock Exchange Group PLC	34,147	3,917,236
M&G PLC	4,718,656	9,698,859
Marks & Spencer Group PLC	1,210,445	1,518,946
Mondi PLC	23,139	489,265
National Grid PLC	1,340,046	15,391,972
NMC Health PLC(a),(b),(c)	293,698	0
Ocado Group PLC(a)	436,960	15,454,946
Common Stocks (continued)
Issuer	Shares	Value ($)
Persimmon PLC	21,235	676,725
Rio Tinto PLC	419,779	25,259,134
Royal Dutch Shell PLC, Class A	138,472	1,728,592
Royal Dutch Shell PLC, Class B	411,948	4,995,713
Sage Group PLC (The)	1,212,387	11,266,929
Standard Chartered PLC(a)	241,926	1,113,244
Total		305,740,237
United States 0.7%
Booking Holdings, Inc.(a)	11,767	20,129,572
Total Common Stocks (Cost $2,468,045,150)		2,661,423,985

Preferred Stocks 0.4%
Issuer	Shares	Value ($)
Germany 0.4%
Porsche Automobil Holding SE(a)	25,531	1,518,890
Volkswagen AG	60,008	9,655,960
Total		11,174,850
Total Preferred Stocks (Cost $12,208,630)		11,174,850

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(d),(e)	39,962,615	39,958,619
Total Money Market Funds (Cost $39,962,153)		39,958,619
Total Investments in Securities (Cost $2,520,215,933)		2,712,557,454
Other Assets & Liabilities, Net		23,434,042
Net Assets		$2,735,991,496

At September 30, 2020, securities and/or cash totaling $3,649,360 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	394	12/2020	USD	36,508,040	—	(914,685)
110	Variable Portfolio – Partners International Core Equity Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Core Equity Fund, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2020, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	75,234,641	505,814,715	(541,091,493)	756	39,958,619	17,850	356,765	39,962,615
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners International Core Equity Fund | Quarterly Report 2020	111

Portfolio of Investments
Variable Portfolio – Partners International Growth Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Argentina 1.1%
MercadoLibre, Inc.(a)	11,044	11,954,909
Australia 3.3%
Aristocrat Leisure Ltd.	382,096	8,332,956
Atlassian Corp. PLC, Class A(a)	34,922	6,348,471
Cochlear Ltd.	21,100	3,014,527
CSL Ltd.	90,068	18,605,054
Total		36,301,008
Canada 3.6%
Alimentation Couche-Tard, Inc., Class B	179,500	6,250,922
Brookfield Asset Management, Inc., Class A	129,004	4,264,872
Canadian National Railway Co.	187,926	20,014,109
Dollarama, Inc.	223,415	8,563,780
Total		39,093,683
China 9.0%
Alibaba Group Holding Ltd.(a)	950,520	34,894,654
CNOOC Ltd.	3,284,000	3,158,808
NetEase, Inc.	813,375	14,603,714
TAL Education Group, ADR(a)	239,650	18,222,986
Tencent Holdings Ltd.	409,900	27,686,035
Total		98,566,197
Denmark 7.3%
Chr. Hansen Holding A/S	84,809	9,414,309
Coloplast A/S, Class B	121,099	19,192,869
DSV PANALPINA A/S	62,666	10,164,624
Novo Nordisk A/S, Class B	309,470	21,441,501
Novozymes AS, Class B	100,000	6,285,238
Ørsted A/S	100,425	13,844,635
Total		80,343,176
Finland 1.7%
KONE OYJ, Class B	83,000	7,287,690
Neste OYJ	209,127	11,012,570
Total		18,300,260
Common Stocks (continued)
Issuer	Shares	Value ($)
France 9.9%
Air Liquide SA	33,000	5,230,820
Airbus Group SE(a)	115,226	8,356,836
Capgemini SE	100,870	12,941,155
Dassault Systemes	30,100	5,616,121
L’Oreal SA	53,085	17,275,402
LVMH Moet Hennessy Louis Vuitton SE	60,510	28,312,668
Safran SA(a)	109,109	10,734,920
Sartorius Stedim Biotech	23,028	7,948,411
Teleperformance SA	26,943	8,306,583
Total SE	113,620	3,902,001
Total		108,624,917
Germany 5.5%
Adidas AG(a)	18,700	6,039,018
Infineon Technologies AG	652,214	18,383,168
Rational AG	13,768	10,799,191
SAP SE	140,118	21,818,919
TeamViewer AG(a)	70,187	3,461,612
Total		60,501,908
Hong Kong 3.7%
AIA Group Ltd.	2,194,400	21,812,550
CLP Holdings Ltd.	499,500	4,663,959
Hang Lung Properties Ltd.	2,365,000	6,027,356
Hong Kong & China Gas Co., Ltd.	2,295,500	3,333,154
Jardine Matheson Holdings Ltd.	115,700	4,599,260
Total		40,436,279
India 2.3%
Housing Development Finance Corp., Ltd.	338,078	8,013,361
Reliance Industries Ltd.	558,289	16,931,740
Reliance Industries Ltd.	40,014	734,095
Total		25,679,196
Ireland 1.5%
Kingspan Group PLC(a)	175,308	15,954,130
112	Variable Portfolio – Partners International Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Growth Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 14.1%
Asahi Intecc Co., Ltd.	192,000	6,034,303
Daikin Industries Ltd.	121,000	22,357,695
Daito Trust Construction Co., Ltd.	39,200	3,474,877
FANUC Corp.	31,300	6,006,957
Hoya Corp.	128,000	14,453,290
Kao Corp.	62,100	4,661,894
Keyence Corp.	65,040	30,404,854
Makita Corp.	121,400	5,810,119
MISUMI Group, Inc.	104,000	2,915,841
Murata Manufacturing Co., Ltd.	92,600	6,021,516
Nihon M&A Center, Inc.	159,600	9,130,621
Shimano, Inc.	6,100	1,204,111
Shin-Etsu Chemical Co., Ltd.	46,500	6,084,726
Shiseido Co., Ltd.	141,500	8,191,432
SMC Corp.	37,300	20,807,310
Sysmex Corp.	68,900	6,592,489
Total		154,152,035
Netherlands 3.3%
Adyen NV(a)	10,535	19,431,638
ASML Holding NV	45,613	16,848,212
Total		36,279,850
New Zealand 0.6%
Fisher & Paykel Healthcare Corp., Ltd.	323,883	7,148,270
Norway 0.7%
Tomra Systems ASA(a)	184,229	7,980,833
Portugal 0.3%
Galp Energia SGPS SA	348,700	3,234,363
Singapore 0.4%
Ascendas Real Estate Investment Trust	1,833,100	4,386,484
Spain 1.3%
Amadeus IT Group SA, Class A	163,770	9,095,136
Industria de Diseno Textil SA	207,400	5,737,593
Total		14,832,729
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 4.1%
Atlas Copco AB, Class A	340,221	16,221,328
Hexagon AB, Class B(a)	268,816	20,304,485
Nibe Industrier AB, B Shares(a)	315,887	8,118,637
Total		44,644,450
Switzerland 9.7%
Givaudan SA	1,350	5,829,044
Kuehne & Nagel International AG	29,200	5,669,864
Lonza Group AG, Registered Shares	32,168	19,852,016
Nestlé SA, Registered Shares	47,650	5,670,924
Novartis AG, Registered Shares	60,400	5,244,189
Partners Group Holding AG	13,269	12,204,880
Roche Holding AG, Genusschein Shares	16,100	5,514,903
SGS SA, Registered Shares	1,795	4,810,310
Sika AG	57,673	14,161,709
Straumann Holding AG, Registered Shares	14,183	14,347,544
Temenos AG	78,058	10,491,347
VAT Group AG	15,900	3,033,012
Total		106,829,742
Taiwan 3.6%
Sea Ltd. ADR(a)	39,527	6,088,739
Taiwan Semiconductor Manufacturing Co., Ltd.	1,506,000	22,656,382
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	128,600	10,425,602
Total		39,170,723
United Kingdom 11.4%
Ashtead Group PLC	277,465	9,991,899
Compass Group PLC	753,544	11,319,560
Diageo PLC	362,404	12,448,105
Experian PLC	579,164	21,761,715
Halma PLC	262,128	7,919,372
Intertek Group PLC	69,500	5,670,961
London Stock Exchange Group PLC	130,716	14,995,326
Reckitt Benckiser Group PLC	59,300	5,782,063
Rentokil Initial PLC(a)	1,389,919	9,606,917
Segro PLC	936,781	11,257,810
Smith & Nephew PLC	266,400	5,218,598
Spirax-Sarco Engineering PLC	63,146	8,992,099
Total		124,964,425

Variable Portfolio – Partners International Growth Fund | Quarterly Report 2020	113

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Growth Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 1.0%
lululemon athletica, Inc.(a)	32,080	10,566,190
Total Common Stocks (Cost $880,632,960)		1,089,945,757

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(b),(c)	5,740,618	5,740,044
Total Money Market Funds (Cost $5,740,543)		5,740,044
Total Investments in Securities (Cost $886,373,503)		1,095,685,801
Other Assets & Liabilities, Net		596,780
Net Assets		$1,096,282,581
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	23,668,741	302,356,341	(320,284,539)	(499)	5,740,044	2,508	101,413	5,740,618
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
114	Variable Portfolio – Partners International Growth Fund | Quarterly Report 2020

Portfolio of Investments
Variable Portfolio – Partners International Value Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Australia 4.2%
AMP Ltd.	247,119	232,705
Aurizon Holdings Ltd.	64,744	199,177
Australia & New Zealand Banking Group Ltd.	340,950	4,253,691
Bendigo & Adelaide Bank Ltd.	30,812	134,198
BlueScope Steel Ltd.	132,090	1,217,053
Boral Ltd.	177,752	587,387
Challenger Ltd.	802,400	2,232,907
Cleanaway Waste Management Ltd.	273,032	412,273
Crown Resorts Ltd.	31,489	200,032
Fortescue Metals Group Ltd.	194,057	2,279,787
Harvey Norman Holdings Ltd.	144,797	471,278
Incitec Pivot Ltd.	377,247	552,746
LendLease Group	485,961	3,882,083
Macquarie Group Ltd.	65,800	5,703,825
National Australia Bank Ltd.	256,187	3,291,220
Newcrest Mining Ltd.	17,799	403,609
Oil Search Ltd.	519,711	994,068
Origin Energy Ltd.	183,341	567,791
QBE Insurance Group Ltd.	72,414	450,417
Qube Holdings Ltd.	94,323	171,688
Santos Ltd.	1,076,829	3,807,436
South32 Ltd.	838,241	1,243,996
Star Entertainment Group Ltd. (The)	50,196	110,730
Suncorp Group Ltd.	124,230	758,365
Tabcorp Holdings Ltd	215,765	519,588
Westpac Banking Corp.	463,714	5,638,438
Woodside Petroleum Ltd.	106,705	1,354,307
Worley Ltd.	39,240	273,492
Total		41,944,287
Austria 0.0%
Raiffeisen Bank International AG(a)	21,750	332,905
Belgium 1.4%
Ageas SA/NV	20,098	822,392
Groupe Bruxelles Lambert SA	50,000	4,507,596
KBC Group NV	128,988	6,468,244
Solvay SA	13,778	1,185,355
Common Stocks (continued)
Issuer	Shares	Value ($)
UCB SA	3,232	367,070
Total		13,350,657
China 0.6%
Baidu, Inc., ADR(a)	15,000	1,898,850
China Mobile Ltd.	658,000	4,223,890
Total		6,122,740
Denmark 1.9%
AP Moller - Maersk A/S, Class A	160	234,206
AP Moller - Maersk A/S, Class B	3,945	6,236,577
Carlsberg A/S, Class B	12,199	1,643,476
Danske Bank A/S(a)	35,892	485,479
Demant A/S(a)	8,210	257,475
Drilling Co. of 1972 A/S (The)(a)	40,700	879,052
DSV PANALPINA A/S	15,851	2,571,083
Genmab A/S(a)	1,071	388,672
H Lundbeck A/S	14,919	491,376
Novozymes AS, Class B	2,515	158,074
Rockwool International A/S, Class B	1,023	392,521
Tryg AS	7,192	226,422
Vestas Wind Systems A/S	27,955	4,517,710
Total		18,482,123
Finland 0.2%
Fortum OYJ	32,037	647,730
Nordea Bank(a)	151,420	1,149,705
Stora Enso OYJ, Class R	41,120	643,613
Total		2,441,048
France 10.4%
Airbus Group SE(a)	11,600	841,297
Amundi SA(a)	4,056	285,886
Arkema SA	70,036	7,425,513
AtoS(a)	26,742	2,148,883
AXA SA	93,971	1,739,213
BNP Paribas SA(a)	90,706	3,281,248
Bollore SA	98,517	366,956
Bouygues SA	63,932	2,209,256
Carrefour SA	170,680	2,727,311
Variable Portfolio – Partners International Value Fund | Quarterly Report 2020	115

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Cie de Saint-Gobain(a)	120,546	5,049,331
Cie Generale des Etablissements Michelin CSA	41,805	4,487,665
CNP Assurances(a)	22,168	278,014
Credit Agricole SA(a)	64,549	563,183
Dassault Aviation SA(a)	2,100	1,771,458
Electricite de France SA	132,766	1,402,468
Engie SA(a)	832,724	11,128,123
EssilorLuxottica SA(a)	4,121	561,018
Faurecia SE(a)	15,015	647,213
Iliad SA	269	49,344
Natixis SA(a)	81,427	182,990
Orange SA	291,524	3,036,385
Peugeot SA(a)	160,129	2,903,853
Publicis Groupe SA	10,599	341,605
Renault SA(a)	49,324	1,279,508
Rexel SA(a)	209,500	2,626,718
Sanofi	105,351	10,557,416
SCOR SE(a)	4,143	115,349
SES SA FDR	20,760	146,968
Societe Generale SA(a)	147,324	1,955,567
Total SE	472,213	16,217,000
Ubisoft Entertainment SA(a)	46,500	4,190,953
Valeo SA	19,689	604,614
Veolia Environnement SA	289,200	6,239,800
Vivendi SA	191,700	5,353,965
Total		102,716,071
Germany 10.8%
Allianz SE, Registered Shares	49,797	9,557,528
BASF SE	33,205	2,022,054
Bayer AG, Registered Shares	130,442	8,047,453
Bayerische Motoren Werke AG	87,900	6,379,531
Commerzbank AG(a)	159,182	782,815
Continental AG	9,981	1,081,624
Covestro AG	16,025	794,680
Daimler AG, Registered Shares	205,632	11,092,841
Deutsche Bank AG, Registered Shares(a)	222,232	1,873,284
Deutsche Bank AG, Registered Shares(a)	48,636	408,542
Deutsche Boerse AG	28,900	5,066,757
Deutsche Lufthansa AG, Registered Shares(a)	87,665	759,334
Common Stocks (continued)
Issuer	Shares	Value ($)
Deutsche Post AG	95,000	4,310,678
Evonik Industries AG	21,674	560,683
Fresenius SE & Co. KGaA	176,765	8,038,268
Hapag-Lloyd AG	4,428	239,593
HeidelbergCement AG	137,732	8,416,235
Infineon Technologies AG	275,400	7,762,367
METRO AG	6,184	61,586
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	2,342	595,377
RWE AG	41,287	1,546,172
SAP SE	68,300	10,635,551
Siemens AG, Registered Shares	80,300	10,141,013
Siemens Energy AG(a)	40,150	1,082,699
Talanx AG	65,347	2,109,973
Telefonica Deutschland Holding AG	286,273	731,642
Uniper SE	29,764	960,756
Volkswagen AG	9,711	1,697,329
Total		106,756,365
Hong Kong 2.1%
Bank of East Asia Ltd. (The)	51,800	95,626
BOC Aviation Ltd.	46,800	320,678
BOC Hong Kong Holdings Ltd.	37,500	99,412
Cathay Pacific Airways Ltd.(a)	492,545	341,090
CK Asset Holdings Ltd.	816,500	4,012,065
CK Hutchison Holdings Ltd.	1,361,268	8,248,950
CK Infrastructure Holdings Ltd.	53,500	251,065
Guoco Group Ltd.	2,000	25,348
Hang Lung Properties Ltd.	186,000	474,033
Henderson Land Development Co., Ltd.	129,748	481,768
Kerry Properties Ltd.	93,500	240,467
MTR Corp.	145,028	719,761
New World Development Co., Ltd.	217,159	1,060,110
Sino Land Co., Ltd.	308,266	360,889
SJM Holdings Ltd.	471,000	558,354
Sun Hung Kai Properties Ltd.	166,976	2,151,741
Swire Pacific Ltd., Class A	69,500	336,483
Swire Pacific Ltd., Class B	217,500	181,231
WH Group Ltd.	1,096,500	894,423
Wharf Holdings Ltd. (The)	68,000	136,379

116	Variable Portfolio – Partners International Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Yue Yuen Industrial Holdings Ltd.	77,000	124,793
Total		21,114,666
Ireland 1.8%
AIB Group PLC(a)	1,843,749	1,891,436
Bank of Ireland Group PLC(a)	49,246	91,300
CRH PLC	39,134	1,419,051
CRH PLC, ADR	31,669	1,142,934
Flutter Entertainment PLC(a)	3,822	606,583
Linde PLC	16,400	3,905,332
Ryanair Holdings PLC, ADR(a)	19,400	1,586,144
Smurfit Kappa Group PLC	194,000	7,612,164
Total		18,254,944
Isle of Man 0.5%
GVC Holdings PLC(a)	390,800	4,894,470
Israel 0.4%
Check Point Software Technologies Ltd.(a)	28,800	3,465,792
Teva Pharmaceutical Industries Ltd., ADR(a)	30,719	276,778
Total		3,742,570
Italy 2.2%
ENI SpA	115,006	898,895
Fiat Chrysler Automobiles NV(a)	404,715	4,967,842
Fiat Chrysler Automobiles NV(a)	3,688	45,067
Intesa Sanpaolo SpA(a)	511,784	962,881
Mediobanca Banca di Credito Finanziario SpA	501,393	3,928,874
Prysmian SpA	139,800	4,058,068
Telecom Italia SpA	3,712,318	1,487,913
Telecom Italia SpA, Savings Shares	388,078	156,695
UniCredit SpA(a)	660,176	5,454,522
Total		21,960,757
Japan 25.7%
Aeon Credit Service Co., Ltd.	21,400	195,078
AGC, Inc.	53,000	1,557,641
Air Water, Inc.	17,100	231,272
Aisin Seiki Co., Ltd.	34,700	1,110,196
Alfresa Holdings Corp.	19,900	435,866
Alps Electric Co., Ltd.	7,700	103,793
Amada Holdings Co., Ltd.	53,800	503,286
Aozora Bank Ltd.	10,800	179,329
Common Stocks (continued)
Issuer	Shares	Value ($)
Asahi Kasei Corp.	140,800	1,228,287
Astellas Pharma, Inc.	473,900	7,064,236
Bank of Kyoto Ltd. (The)	6,200	299,771
Bridgestone Corp.	10,000	316,092
Brother Industries Ltd.	10,100	160,665
Canon Marketing Japan, Inc.	9,100	182,652
Canon, Inc.	7,300	121,082
Chiba Bank Ltd. (The)	61,900	341,548
Chugoku Bank Ltd. (The)	24,000	230,121
Citizen Watch Co., Ltd.(a)	12,000	33,663
Coca-Cola Bottlers Japan Holdings, Inc.	14,125	236,453
Concordia Financial Group Ltd.	123,500	429,555
Credit Saison Co., Ltd.	26,900	285,796
Dai Nippon Printing Co., Ltd.	30,300	614,172
Daicel Corp.	51,300	369,748
Dai-ichi Life Holdings, Inc.	65,500	924,228
Daio Paper Corp.	12,800	182,620
Daiwa Securities Group, Inc.	1,010,500	4,250,078
DeNA Co., Ltd.	5,900	108,582
Denka Co., Ltd.	114,300	3,480,320
Denso Corp.	30,600	1,341,251
Dentsu Group, Inc.	29,500	870,737
DIC Corp.	11,500	287,498
Dowa Holdings	11,400	334,613
Ebara Corp.	17,200	466,396
ENEOS Holdings, Inc.	1,095,600	3,908,955
FANUC Corp.	34,700	6,659,470
Fuji Media Holdings, Inc.	11,100	106,892
FUJIFILM Holdings Corp.	3,100	152,805
Fujitsu Ltd.	38,800	5,300,765
Fukuoka Financial Group, Inc.	22,400	376,498
Fukuyama Transporting Co., Ltd.	4,900	238,777
Fuyo General Lease Co., Ltd.	2,600	161,180
Hachijuni Bank Ltd. (The)	60,700	238,750
Hankyu Hanshin Holdings, Inc.	17,700	569,040
Haseko Corp.	30,000	395,160
Heiwa Corp.	8,600	141,446
Hino Motors Ltd.	70,000	454,210
Hitachi Capital Corp.	13,200	310,375

Variable Portfolio – Partners International Value Fund | Quarterly Report 2020	117

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hitachi Ltd.	285,400	9,663,490
Hitachi Metals Ltd.	7,200	111,025
Honda Motor Co., Ltd.	339,900	8,071,703
Ibiden Co., Ltd.	9,500	323,732
Idemitsu Kosan Co., Ltd.	27,500	587,147
IHI Corp.	29,400	391,169
Iida Group Holdings Co., Ltd.	22,500	455,392
Inpex Corp.	175,400	941,230
Isetan Mitsukoshi Holdings Ltd.	45,100	239,431
Isuzu Motors Ltd.	140,300	1,227,032
ITOCHU Corp.	30,400	778,418
Itoham Yonekyu Holdings, Inc.	20,000	143,385
Iyo Bank Ltd. (The)	37,500	248,596
J. Front Retailing Co., Ltd.	49,300	356,926
Japan Airlines Co., Ltd.(a)	178,000	3,320,011
Japan Post Holdings Co., Ltd.	77,700	529,841
JFE Holdings, Inc.(a)	110,400	772,997
JGC Holdings Corp.	22,100	229,223
JSR Corp.	14,700	349,392
JTEKT Corp.	59,800	469,060
Kajima Corp.	88,100	1,061,448
Kamigumi Co., Ltd.	16,100	317,256
Kandenko Co., Ltd.	21,400	174,802
Kaneka Corp.	13,400	375,399
Kawasaki Heavy Industries Ltd.(a)	30,200	407,977
Kinden Corp.	18,600	328,499
Kirin Holdings Co., Ltd.	179,900	3,378,991
Kobe Steel Ltd.(a)	39,000	148,936
Konica Minolta, Inc.	60,300	171,029
K’s Holdings Corp.	27,800	376,356
Kuraray Co., Ltd.	88,600	859,646
Kyocera Corp.	100,900	5,777,188
Kyushu Financial Group, Inc.	52,800	247,655
LIXIL Group Corp.	30,800	622,539
Mabuchi Motor Co., Ltd.	3,500	135,872
Maeda Corp.	10,000	73,289
Maeda Road Construction Co., Ltd.	4,700	86,080
Marubeni Corp.	154,100	874,888
Maruichi Steel Tube Ltd.	8,000	200,283
Common Stocks (continued)
Issuer	Shares	Value ($)
Matsumotokiyoshi Holdings Co., Ltd.	62,200	2,267,930
Mazda Motor Corp.	71,700	420,574
Mebuki Financial Group, Inc.	71,250	161,680
Medipal Holdings Corp.	16,200	324,847
Mitsubishi Chemical Holdings Corp.	188,100	1,085,785
Mitsubishi Corp.	108,400	2,594,594
Mitsubishi Gas Chemical Co., Inc.	25,300	470,667
Mitsubishi Heavy Industries Ltd.	47,500	1,051,684
Mitsubishi Logistics Corp.	8,200	233,931
Mitsubishi Materials Corp.	31,400	618,792
Mitsubishi Motors Corp.(a)	84,400	186,366
Mitsubishi UFJ Financial Group, Inc.	589,600	2,353,022
Mitsubishi UFJ Lease & Finance Co., Ltd.	170,700	793,133
Mitsui & Co., Ltd.	80,700	1,386,654
Mitsui Chemicals, Inc.	44,700	1,080,385
Mitsui Fudosan Co., Ltd.	80,800	1,406,056
Mitsui OSK Lines Ltd.	23,700	467,930
Mizuho Financial Group, Inc.	114,540	1,429,651
MS&AD Insurance Group Holdings, Inc.	28,300	762,493
Nagase & Co., Ltd.	16,100	225,509
NEC Corp.	16,600	970,997
NGK Insulators Ltd.	47,000	671,087
NGK Spark Plug Co., Ltd.	23,200	405,079
NH Foods Ltd.	7,000	312,892
NHK Spring Co., Ltd.	36,400	233,059
Nikkon Holdings Co., Ltd.	4,000	86,715
Nikon Corp.	42,300	285,426
Nintendo Co., Ltd.	16,200	9,180,398
Nippo Corp.	16,300	450,816
Nippon Electric Glass Co., Ltd.	12,400	231,729
Nippon Express Co., Ltd.	18,800	1,097,039
Nippon Kayaku Co., Ltd.	16,400	144,541
Nippon Paper Industries Co., Ltd.	8,100	100,604
Nippon Shokubai Co., Ltd.	7,400	394,633
Nippon Steel Corp.(a)	72,800	687,264
Nippon Yusen KK	43,700	758,237
Nipro Corp.	14,800	172,798
Nissan Motor Co., Ltd.(a)	412,200	1,457,786
NOK Corp.	19,000	198,226

118	Variable Portfolio – Partners International Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Nomura Holdings, Inc.	164,600	752,211
Nomura Real Estate Holdings, Inc.	30,700	584,258
NSK Ltd.	87,300	668,225
Obayashi Corp.	150,800	1,376,697
Oji Holdings Corp.	209,800	964,047
Olympus Corp.	368,700	7,667,391
ORIX Corp.	747,700	9,338,976
Panasonic Corp.	59,000	502,567
Rakuten, Inc.	711,800	7,675,320
Rengo Co., Ltd.	33,200	250,953
Resona Holdings, Inc.	170,250	580,013
Ricoh Co., Ltd.	161,600	1,090,836
Rohm Co., Ltd.	6,800	525,708
Sankyo Co., Ltd.	5,000	130,927
Sega Sammy Holdings, Inc.	214,100	2,609,447
Seiko Epson Corp.	19,500	224,255
Seino Holdings Corp.	21,600	313,382
Sekisui House Ltd.	41,800	740,726
Seven & I Holdings Co., Ltd.	274,100	8,516,317
Shimamura Co., Ltd.	3,600	349,717
Shimizu Corp.	138,600	1,043,402
Shinsei Bank Ltd.	19,800	244,476
Shizuoka Bank Ltd. (The)	47,400	327,351
Showa Denko KK	23,800	436,845
SoftBank Group Corp.	2,500	154,686
Sojitz Corp.	164,700	373,774
Sompo Holdings, Inc.	21,600	745,700
Sony Corp.	193,700	14,845,562
Square Enix Holdings Co., Ltd.	83,400	5,519,523
Subaru Corp.	22,600	438,731
Sumitomo Chemical Co., Ltd.	362,200	1,198,874
Sumitomo Corp.	117,200	1,412,787
Sumitomo Electric Industries Ltd.	155,900	1,755,017
Sumitomo Forestry Co., Ltd.	27,900	445,265
Sumitomo Heavy Industries Ltd.	19,800	460,664
Sumitomo Metal Mining Co., Ltd.	19,800	614,083
Sumitomo Mitsui Financial Group, Inc.	407,100	11,382,844
Sumitomo Mitsui Trust Holdings, Inc.	29,600	787,472
Sumitomo Osaka Cement Co., Ltd.	3,100	100,243
Common Stocks (continued)
Issuer	Shares	Value ($)
Sumitomo Realty & Development Co., Ltd.	10,700	316,754
Sumitomo Rubber Industries Ltd.	54,800	509,045
Suzuken Co., Ltd.	8,500	324,225
Suzuki Motor Corp.	15,800	676,838
T&D Holdings, Inc.	75,100	740,360
Taiheiyo Cement Corp.	25,000	638,338
Taisho Pharmaceutical Holdings Co., Ltd.	4,000	263,427
Takashimaya Co., Ltd.	17,300	137,137
Takeda Pharmaceutical Co., Ltd.	4,727	168,957
TBS Holdings, Inc.	6,900	119,221
Teijin Ltd.	40,200	623,438
THK Co., Ltd.	7,700	193,775
Toda Corp.	32,000	219,625
Toho Holdings Co., Ltd.	1,300	28,034
Tokai Carbon Co., Ltd.	30,000	320,754
Tokio Marine Holdings, Inc.	5,500	240,650
Tokyo Tatemono Co., Ltd.	27,100	332,968
Tokyu Fudosan Holdings Corp	147,200	635,861
Toppan Printing Co., Ltd.	29,900	422,634
Toray Industries, Inc.	129,300	591,548
Toshiba Corp.	242,700	6,191,175
Tosoh Corp.	63,400	1,029,363
Toyo Seikan Group Holdings Ltd.	20,300	200,817
Toyo Tire Corp.	16,400	265,658
Toyoda Gosei Co., Ltd.	17,600	404,114
Toyota Boshoku Corp.	15,000	212,677
Toyota Industries Corp.	157,200	9,954,189
Toyota Motor Corp.	133,174	8,838,761
Toyota Tsusho Corp.	25,900	728,471
TS Tech Co., Ltd.	7,900	223,352
Tsumura & Co.	3,600	112,191
Ube Industries Ltd.	20,800	351,255
Universal Entertainment Corp.(a)	2,800	51,178
Yamada Holdings Co., Ltd.	102,200	509,664
Yamaguchi Financial Group, Inc.	8,900	57,851
Yamaha Motor Co., Ltd.	44,000	639,350
Yokohama Rubber Co., Ltd. (The)	33,100	471,192
Zeon Corp.	26,300	275,839
Total		254,649,248

Variable Portfolio – Partners International Value Fund | Quarterly Report 2020	119

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 5.6%
ABN AMRO Bank NV(a)	38,373	320,780
Aegon NV	71,622	185,380
Akzo Nobel NV	2,657	268,544
ArcelorMittal SA(a)	469,771	6,249,515
ASML Holding NV	16,000	5,909,969
EXOR NV	31,300	1,699,050
Heineken Holding NV	78,900	6,148,530
Heineken NV	11,270	1,003,332
ING Groep NV(a)	290,474	2,073,074
Koninklijke Ahold Delhaize NV	266,410	7,874,528
Koninklijke DSM NV	29,087	4,788,640
Koninklijke Philips NV(a)	242,705	11,460,320
Koninklijke Vopak NV	3,799	214,066
NN Group NV	25,530	956,960
NXP Semiconductors NV	41,600	5,192,096
Randstad NV(a)	25,671	1,338,626
Total		55,683,410
New Zealand 0.2%
Air New Zealand Ltd.(a)	132,134	120,532
Auckland International Airport Ltd.	105,892	513,988
Chorus Ltd.	5,341	30,603
EBOS Group Ltd.	13,818	224,307
Fletcher Building Ltd.(a)	167,813	429,392
Fonterra Co-operative Group Ltd.	28,970	76,708
Ryman Healthcare Ltd.	12,292	115,482
Total		1,511,012
Norway 0.9%
DNB ASA(a)	104,412	1,454,524
Equinor ASA	32,700	463,283
Mowi ASA	265,200	4,718,412
Norsk Hydro ASA(a)	232,826	642,653
SpareBank 1 SR-Bank ASA(a)	22,923	189,695
Storebrand ASA(a)	70,516	371,450
Subsea 7 SA(a)	37,719	271,100
Yara International ASA	11,328	435,899
Total		8,547,016
Common Stocks (continued)
Issuer	Shares	Value ($)
Portugal 0.1%
Banco Espirito Santo SA, Registered Shares(a),(b),(c)	533,756	1
EDP Renovaveis SA	52,877	877,795
Total		877,796
Singapore 1.1%
CapitaLand Ltd.	405,600	810,942
City Developments Ltd.	101,000	568,577
DBS Group Holdings Ltd.	376,600	5,536,530
Frasers Property Ltd.	88,900	75,954
Hongkong Land Holdings Ltd.	142,300	530,158
Jardine Cycle & Carriage Ltd.	4,200	55,749
Keppel Corp., Ltd.	290,300	950,932
Olam International Ltd.	146,000	135,440
Oversea-Chinese Banking Corp., Ltd.	43,900	273,003
Singapore Airlines Ltd.	657,550	1,682,721
UOL Group Ltd.	65,389	321,300
Yangzijiang Shipbuilding Holdings Ltd.	170,700	124,694
Total		11,066,000
Spain 1.0%
Banco Bilbao Vizcaya Argentaria SA	70,413	195,462
Banco Bilbao Vizcaya Argentaria SA, ADR	132,595	363,311
Banco de Sabadell SA	619,091	214,875
Banco Santander SA	2,120,308	3,954,910
Bankia SA	137,224	199,807
Repsol SA	37,129	250,829
Siemens Gamesa Renewable Energy SA	187,100	5,063,321
Total		10,242,515
Sweden 2.8%
Billerudkorsnas AB	36,604	612,440
Boliden AB	71,925	2,134,061
Dometic Group AB(a),(d)	39,580	488,676
Getinge AB, Series CPO	34,918	759,776
Holmen AB, Class B	9,751	361,810
ICA Gruppen AB	7,624	387,313
Intrum Justitia AB	8,230	201,690
Investor AB, Class B	83,600	5,460,732
Millicom International Cellular SA, SDR	8,970	270,991
Peab AB, Class B(a)	27,086	271,413

120	Variable Portfolio – Partners International Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Saab AB, Class B(a)	12,858	378,058
Skandinaviska Enskilda Banken AB, Class A(a)	178,975	1,589,581
SKF AB, Class B	47,399	977,868
SSAB AB, Class A(a)	55,958	185,834
SSAB AB, Class B(a)	93,035	295,644
Svenska Cellulosa AB SCA, Class A(a)	12,348	180,886
Svenska Cellulosa AB, Class B(a)	67,964	931,749
Svenska Handelsbanken AB, Class A(a)	77,906	651,822
Svenska Handelsbanken AB, Class B(a)	4,569	45,302
Swedbank AB, Class A(a)	51,813	811,164
Telia Co. AB	506,969	2,074,079
Trelleborg AB, Class B(a)	28,341	500,476
Volvo AB(a)	17,596	339,793
Volvo AB, B Shares(a)	418,396	8,037,330
Total		27,948,488
Switzerland 10.6%
ABB Ltd.	570,505	14,504,437
Adecco Group AG, Registered Shares	36,888	1,946,408
Alcon, Inc.(a)	123,589	7,006,967
Baloise Holding AG, Registered Shares	5,930	873,041
Banque Cantonale Vaudoise, Registered Shares	2,050	208,037
Cie Financiere Richemont SA, Class A, Registered Shares	65,886	4,423,775
Clariant AG, Registered Shares	9,546	188,315
Credit Suisse Group AG, Registered Shares	118,622	1,184,168
Helvetia Holding AG, Registered Shares, ADR	1,719	146,466
Julius Baer Group Ltd.	35,685	1,515,627
LafargeHolcim Ltd., Registered Shares(a)	50,271	2,288,314
Lonza Group AG, Registered Shares	7,739	4,776,012
Nestlé SA, Registered Shares	127,900	15,221,640
Novartis AG, ADR	31,960	2,779,242
Novartis AG, Registered Shares	179,016	15,542,943
Roche Holding AG, Genusschein Shares	15,800	5,412,141
Swatch Group AG (The)	3,812	888,521
Swatch Group AG (The), Registered Shares	6,900	310,719
Swiss Life Holding AG, Registered Shares	3,826	1,447,726
Swiss Prime Site AG	5,634	511,678
Swiss Re AG	14,172	1,051,264
Swisscom AG	6,499	3,442,897
Common Stocks (continued)
Issuer	Shares	Value ($)
UBS AG	1,016,651	11,358,945
UBS Group AG, Registered Shares	37,077	413,408
Vifor Pharma AG	6,606	898,579
Zurich Insurance Group AG	20,428	7,123,556
Total		105,464,826
United Kingdom 12.9%
3i Group PLC	2,894	37,163
Anglo American PLC	111,975	2,709,077
Antofagasta PLC	51,374	677,994
Ashtead Group PLC	144,000	5,185,639
Aviva PLC	2,780,649	10,287,663
Barclays Bank PLC(a)	943,222	1,189,930
Barclays Bank PLC, ADR(a)	40,465	202,730
Barratt Developments PLC	363,376	2,228,484
BHP Group PLC, ADR	48,900	2,086,074
BP PLC	918,647	2,656,708
BP PLC, ADR	260,061	4,540,665
British American Tobacco PLC	142,300	5,104,486
British American Tobacco, ADR	5,312	192,029
British Land Co. PLC (The)	717,500	3,127,872
Bunzl PLC	94,500	3,051,065
Carnival PLC	19,076	242,687
DCC PLC	76,300	5,906,592
Glencore PLC(a)	1,550,603	3,214,670
HSBC Holdings PLC, ADR	249,440	4,884,035
IG Group Holdings PLC	95,400	974,506
Imperial Brands PLC	185,600	3,278,345
Inchcape PLC(a)	622,800	3,531,749
Informa PLC(a)	394,600	1,912,496
Investec PLC	163,201	300,349
J. Sainsbury PLC	613,588	1,510,735
Kingfisher PLC	607,325	2,326,298
Lloyds Banking Group PLC(a)	10,643,437	3,613,254
Melrose Industries PLC(a)	173,342	257,041
NatWest Group PLC(a)	312,959	428,581
NatWest Group PLC, ADR(a)	149,591	402,400
Ninety One PLC(a)	104,646	274,389
Pearson PLC, ADR	71,052	505,180
Persimmon PLC	151,600	4,831,249

Variable Portfolio – Partners International Value Fund | Quarterly Report 2020	121

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Phoenix Group Holdings PLC	51,123	454,638
Royal Dutch Shell PLC, ADR, Class B	290,480	7,035,426
Royal Dutch Shell PLC, Class B	241,675	2,930,804
Savills PLC(a)	89,200	896,564
Smith & Nephew PLC	228,200	4,470,285
Standard Chartered PLC(a)	326,854	1,504,048
Standard Life Aberdeen PLC	129,184	376,209
Tesco PLC	2,974,600	8,160,237
Unilever PLC	194,900	12,016,209
Vodafone Group PLC	5,591,683	7,411,384
WPP PLC	113,682	892,853
WPP PLC, ADR	5,288	207,501
Total		128,028,293
United States 0.5%
Liberty Global PLC, Class C(a)	215,800	4,431,453
Total Common Stocks (Cost $1,062,047,811)		970,563,660
Preferred Stocks 0.9%
Issuer	Shares	Value ($)
Germany 0.9%
BMW AG	11,454	625,988
Porsche Automobil Holding SE(a)	22,025	1,310,311
Volkswagen AG	42,448	6,830,359
Total		8,766,658
Total Preferred Stocks (Cost $11,108,037)		8,766,658

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(e),(f)	3,625,013	3,624,651
Total Money Market Funds (Cost $3,624,851)		3,624,651
Total Investments in Securities (Cost $1,076,780,699)		982,954,969
Other Assets & Liabilities, Net		8,691,616
Net Assets		$991,646,585

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2020, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2020, the total value of these securities amounted to $488,676, which represents 0.05% of total net assets.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	4,382,395	303,712,239	(304,469,783)	(200)	3,624,651	1,983	24,413	3,625,013
Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
122	Variable Portfolio – Partners International Value Fund | Quarterly Report 2020

Portfolio of Investments
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 1.0%
Diversified Telecommunication Services 0.2%
Cogent Communications Holdings, Inc.	23,238	1,395,442
Interactive Media & Services 0.1%
EverQuote, Inc., Class A(a)	15,700	606,648
Media 0.7%
Cardlytics, Inc.(a)	31,100	2,194,727
TechTarget, Inc.(a)	55,932	2,458,771
Total		4,653,498
Total Communication Services		6,655,588
Consumer Discretionary 12.8%
Auto Components 0.4%
Fox Factory Holding Corp.(a)	14,080	1,046,567
Stoneridge, Inc.(a)	85,552	1,571,590
Total		2,618,157
Automobiles 0.5%
Thor Industries, Inc.	31,616	3,011,740
Diversified Consumer Services 0.2%
K12, Inc.(a)	48,991	1,290,423
Hotels, Restaurants & Leisure 2.3%
Cheesecake Factory, Inc. (The)	49,538	1,374,184
Cracker Barrel Old Country Store, Inc.	16,033	1,838,344
GAN Ltd.(a)	71,493	1,208,232
Lindblad Expeditions Holdings, Inc.(a)	104,917	892,843
Papa John’s International, Inc.	38,000	3,126,640
Wingstop, Inc.	45,442	6,209,649
Total		14,649,892
Household Durables 2.9%
Installed Building Products, Inc.(a)	43,138	4,389,291
iRobot Corp.(a)	22,561	1,712,380
LGI Homes, Inc.(a)	34,556	4,014,371
Purple Innovation, Inc.(a)	135,700	3,373,502
Skyline Champion Corp.(a)	72,579	1,942,940
Sonos, Inc.(a)	149,226	2,265,251
Universal Electronics, Inc.(a)	32,979	1,244,627
Total		18,942,362
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 2.1%
1-800-Flowers.com, Inc., Class A(a)	83,178	2,074,459
CarParts.com, Inc.(a)	266,599	2,881,935
Fiverr International Ltd.(a)	36,800	5,114,464
PetMed Express, Inc.	49,521	1,565,854
Shutterstock, Inc.	41,413	2,155,133
Total		13,791,845
Leisure Products 0.7%
YETI Holdings, Inc.(a)	101,981	4,621,779
Specialty Retail 1.7%
Boot Barn Holdings, Inc.(a)	114,560	3,223,718
Five Below, Inc.(a)	2,906	369,062
Lithia Motors, Inc., Class A	13,270	3,024,763
Monro, Inc.	54,066	2,193,457
Sleep Number Corp.(a)	46,770	2,287,521
Total		11,098,521
Textiles, Apparel & Luxury Goods 2.0%
Crocs, Inc.(a)	140,801	6,016,427
Deckers Outdoor Corp.(a)	19,766	4,348,718
G-III Apparel Group Ltd.(a)	93,591	1,226,978
Steven Madden Ltd.	52,927	1,032,077
Total		12,624,200
Total Consumer Discretionary		82,648,919
Consumer Staples 3.2%
Food & Staples Retailing 1.2%
Grocery Outlet Holding Corp.(a)	33,830	1,330,196
Performance Food Group, Inc.(a)	82,783	2,865,947
Sprouts Farmers Market, Inc.(a)	88,821	1,859,024
The Chefs’ Warehouse(a)	102,530	1,490,786
Total		7,545,953
Food Products 1.7%
Freshpet, Inc.(a)	72,510	8,095,742
Hostess Brands, Inc.(a)	118,859	1,465,531
Vital Farms, Inc.(a)	43,131	1,748,099
Total		11,309,372
Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2020	123

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.3%
Central Garden & Pet Co., Class A(a)	57,146	2,065,257
Total Consumer Staples		20,920,582
Energy 0.4%
Energy Equipment & Services 0.1%
Core Laboratories NV	26,800	408,968
Oil, Gas & Consumable Fuels 0.3%
Renewable Energy Group, Inc.(a)	42,080	2,247,914
Total Energy		2,656,882
Financials 5.6%
Banks 0.2%
Hilltop Holdings, Inc.	75,328	1,550,250
Capital Markets 1.3%
Assetmark Financial Holdings, Inc.(a)	67,964	1,477,537
Blucora, Inc.(a)	72,501	682,960
Cohen & Steers, Inc.	63,009	3,512,122
Stifel Financial Corp.	57,300	2,897,088
Total		8,569,707
Consumer Finance 1.7%
Green Dot Corp., Class A(a)	35,089	1,775,854
LendingTree, Inc.(a)	23,476	7,204,550
PRA Group, Inc.(a)	47,652	1,903,697
Total		10,884,101
Insurance 2.1%
AMERISAFE, Inc.	25,139	1,441,973
CNO Financial Group, Inc.	89,527	1,436,013
Goosehead Insurance, Inc., Class A	15,943	1,380,504
Kinsale Capital Group, Inc.	38,219	7,268,489
Lemonade, Inc.(a)	6,484	322,385
Primerica, Inc.	14,056	1,590,296
Total		13,439,660
Thrifts & Mortgage Finance 0.3%
Axos Financial, Inc.(a)	68,912	1,606,339
Total Financials		36,050,057
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 33.5%
Biotechnology 11.1%
ACADIA Pharmaceuticals, Inc.(a)	36,602	1,509,833
Agios Pharmaceuticals, Inc.(a)	41,521	1,453,235
Aldeyra Therapeutics, Inc.(a)	236,452	1,752,109
Arcutis Biotherapeutics, Inc.(a)	89,482	2,621,823
Arena Pharmaceuticals, Inc.(a)	35,500	2,655,045
Biohaven Pharmaceutical Holding Co., Ltd.(a)	27,600	1,794,276
BioSpecifics Technologies Corp.(a)	17,904	945,868
CareDx, Inc.(a)	27,549	1,045,209
Castle Biosciences, Inc.(a)	130,085	6,692,873
ChemoCentryx, Inc.(a)	14,200	778,160
Coherus Biosciences, Inc.(a)	88,642	1,625,694
Deciphera Pharmaceuticals, Inc.(a)	24,426	1,253,054
Dicerna Pharmaceuticals, Inc.(a)	77,921	1,401,799
Eagle Pharmaceuticals, Inc.(a)	50,127	2,129,395
Emergent BioSolutions, Inc.(a)	14,600	1,508,618
Fate Therapeutics, Inc.(a)	27,100	1,083,187
Halozyme Therapeutics, Inc.(a)	300,829	7,905,786
Insmed, Inc.(a)	110,493	3,551,245
Invitae Corp.(a)	90,960	3,943,116
Natera, Inc.(a)	101,451	7,328,820
PTC Therapeutics, Inc.(a)	41,055	1,919,321
Puma Biotechnology, Inc.(a)	145,611	1,469,215
Radius Health, Inc.(a)	86,031	975,592
REGENXBIO, Inc.(a)	25,192	693,284
Retrophin, Inc.(a)	83,145	1,534,857
Sangamo Therapeutics, Inc.(a)	163,944	1,549,271
Vanda Pharmaceuticals, Inc.(a)	81,611	788,362
Vericel Corp.(a)	427,933	7,929,598
Xencor, Inc.(a)	46,322	1,796,830
Total		71,635,475
Health Care Equipment & Supplies 8.2%
Acutus Medical, Inc.(a)	51,800	1,543,640
AtriCure, Inc.(a)	43,410	1,732,059
AxoGen, Inc.(a)	148,397	1,725,857
Cantel Medical Corp.	39,340	1,728,599
Cardiovascular Systems, Inc.(a)	41,942	1,650,418
Glaukos Corp.(a)	16,238	804,106

124	Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Globus Medical, Inc., Class A(a)	25,852	1,280,191
Haemonetics Corp.(a)	17,116	1,493,371
ICU Medical, Inc.(a)	17,950	3,280,542
Integer Holdings Corp.(a)	41,809	2,467,149
iRhythm Technologies, Inc.(a)	48,435	11,532,858
Mesa Laboratories, Inc.	2,500	636,900
Neogen Corp.(a)	22,183	1,735,820
Orthofix Medical, Inc.(a)	40,794	1,270,325
OrthoPediatrics Corp.(a)	61,720	2,834,182
Shockwave Medical, Inc.(a)	57,981	4,394,960
SI-BONE, Inc.(a)	88,590	2,101,355
Silk Road Medical, Inc.(a)	24,590	1,652,694
Tactile Systems Technology, Inc.(a)	36,417	1,332,498
Tandem Diabetes Care, Inc.(a)	40,339	4,578,476
Vapotherm, Inc.(a)	93,300	2,705,700
Varex Imaging Corp.(a)	63,922	813,088
Total		53,294,788
Health Care Providers & Services 5.1%
AdaptHealth Corp.(a)	142,200	3,101,382
Addus HomeCare Corp.(a)	46,900	4,432,519
AMN Healthcare Services, Inc.(a)	61,948	3,621,480
BioTelemetry, Inc.(a)	68,666	3,129,796
HealthEquity, Inc.(a)	55,800	2,866,446
LHC Group, Inc.(a)	27,321	5,807,352
Option Care Health, Inc.(a)	146,641	1,960,590
Progenity, Inc.(a)	66,801	602,545
R1 RCM, Inc.(a)	163,718	2,807,764
Select Medical Holdings Corp.(a)	85,646	1,783,150
U.S. Physical Therapy, Inc.	34,400	2,988,672
Total		33,101,696
Health Care Technology 3.1%
HMS Holdings Corp.(a)	121,299	2,905,111
Inovalon Holdings, Inc., Class A(a)	90,420	2,391,609
Inspire Medical Systems, Inc.(a)	22,000	2,839,100
Omnicell, Inc.(a)	77,571	5,791,451
Outset Medical, Inc.(a)	24,700	1,235,000
Phreesia, Inc.(a)	137,449	4,416,236
Simulations Plus, Inc.	3,275	246,804
Total		19,825,311
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 4.5%
Adaptive Biotechnologies Corp.(a)	23,170	1,126,757
Bruker Corp.	86,778	3,449,426
Codexis, Inc.(a)	256,046	3,005,980
Medpace Holdings, Inc.(a)	61,357	6,856,645
NeoGenomics, Inc.(a)	240,715	8,879,976
Pra Health Sciences, Inc.(a)	33,128	3,360,504
Repligen Corp.(a)	17,163	2,532,229
Total		29,211,517
Pharmaceuticals 1.5%
Amphastar Pharmaceuticals, Inc.(a)	73,764	1,383,075
Collegium Pharmaceutical, Inc.(a)	86,172	1,794,101
MyoKardia, Inc.(a)	11,310	1,541,893
Pacira Pharmaceuticals, Inc.(a)	41,500	2,494,980
Revance Therapeutics, Inc.(a)	27,500	691,350
Supernus Pharmaceuticals, Inc.(a)	103,836	2,163,942
Total		10,069,341
Total Health Care		217,138,128
Industrials 14.5%
Aerospace & Defense 1.7%
Kratos Defense & Security Solutions, Inc.(a)	319,860	6,166,901
Mercury Systems, Inc.(a)	63,339	4,906,239
Total		11,073,140
Air Freight & Logistics 0.8%
Echo Global Logistics, Inc.(a)	52,399	1,350,322
Forward Air Corp.	33,527	1,923,780
HUB Group, Inc., Class A(a)	37,432	1,878,899
Total		5,153,001
Building Products 1.0%
AZEK Co., Inc. (The)(a)	6,700	233,227
Builders FirstSource, Inc.(a)	97,185	3,170,175
CSW Industrials, Inc.	20,129	1,554,965
Gibraltar Industries, Inc.(a)	23,296	1,517,501
Total		6,475,868
Commercial Services & Supplies 1.5%
Casella Waste Systems, Inc., Class A(a)	140,710	7,858,653
Healthcare Services Group, Inc.	77,362	1,665,604
Total		9,524,257

Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2020	125

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 0.7%
Dycom Industries, Inc.(a)	41,759	2,205,710
EMCOR Group, Inc.	23,688	1,603,915
MasTec, Inc.(a)	16,810	709,382
Total		4,519,007
Electrical Equipment 0.6%
Bloom Energy Corp., Class A(a)	30,200	542,694
TPI Composites, Inc.(a)	108,241	3,134,659
Total		3,677,353
Machinery 4.1%
Albany International Corp., Class A	38,323	1,897,372
Astec Industries, Inc.	30,047	1,630,050
Chart Industries, Inc.(a)	55,262	3,883,261
Evoqua Water Technologies Corp.(a)	85,573	1,815,859
Mueller Industries, Inc.	54,703	1,480,263
Mueller Water Products, Inc., Class A	166,310	1,727,961
Proto Labs, Inc.(a)	33,505	4,338,897
Rexnord Corp.	194,220	5,795,525
Tennant Co.	30,313	1,829,693
Watts Water Technologies, Inc., Class A	21,982	2,201,497
Total		26,600,378
Professional Services 2.0%
ASGN, Inc.(a)	101,270	6,436,721
Huron Consulting Group, Inc.(a)	42,506	1,671,761
Insperity, Inc.	47,303	3,097,874
Korn/Ferry International	51,139	1,483,031
Total		12,689,387
Road & Rail 0.6%
Marten Transport Ltd.	115,201	1,880,080
Saia, Inc.(a)	17,900	2,257,906
Total		4,137,986
Trading Companies & Distributors 1.5%
Applied Industrial Technologies, Inc.	64,366	3,546,567
Foundation Building Materials, Inc.(a)	96,048	1,509,874
SiteOne Landscape Supply, Inc.(a)	23,440	2,858,508
Systemax, Inc.	91,034	2,179,354
Total		10,094,303
Total Industrials		93,944,680
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 24.6%
Communications Equipment 0.4%
Netscout Systems, Inc.(a)	61,404	1,340,449
Viavi Solutions, Inc.(a)	114,697	1,345,396
Total		2,685,845
Electronic Equipment, Instruments & Components 2.9%
ePlus, Inc.(a)	28,030	2,051,796
Fabrinet(a)	39,782	2,507,459
II-VI, Inc.(a)	74,242	3,011,256
Itron, Inc.(a)	23,713	1,440,328
Novanta, Inc.(a)	51,390	5,413,423
Plexus Corp.(a)	59,675	4,214,845
Total		18,639,107
IT Services 2.4%
Endava PLC, ADR(a)	47,278	2,985,606
Evo Payments, Inc., Class A(a)	153,700	3,819,445
ExlService Holdings, Inc.(a)	24,378	1,608,216
I3 Verticals, Inc.(a)	86,579	2,186,120
LiveRamp Holdings, Inc.(a)	57,861	2,995,464
TTEC Holdings, Inc.	37,620	2,052,171
Total		15,647,022
Semiconductors & Semiconductor Equipment 5.6%
Advanced Energy Industries, Inc.(a)	25,116	1,580,801
Ambarella, Inc.(a)	38,891	2,029,332
Brooks Automation, Inc.	39,206	1,813,670
Cohu, Inc.	86,723	1,489,901
Diodes, Inc.(a)	52,870	2,984,512
Entegris, Inc.	53,850	4,003,209
Formfactor, Inc.(a)	77,456	1,930,978
Impinj, Inc.(a)	47,818	1,260,004
Inphi Corp.(a)	27,399	3,075,538
Photronics, Inc.(a)	144,872	1,442,925
Power Integrations, Inc.	45,988	2,547,735
Semtech Corp.(a)	132,893	7,038,013
Silicon Laboratories, Inc.(a)	27,666	2,707,118
Synaptics, Inc.(a)	25,261	2,031,490
Total		35,935,226

126	Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 13.3%
Blackline, Inc.(a)	21,178	1,898,184
Bottomline Technologies de, Inc.(a)	35,945	1,515,441
Box, Inc., Class A(a)	222,429	3,861,367
ChannelAdvisor Corp.(a)	104,349	1,509,930
CommVault Systems, Inc.(a)	43,651	1,780,961
Descartes Systems Group, Inc. (The)(a)	66,370	3,781,763
Domo, Inc., Class B(a)	46,302	1,774,756
Envestnet, Inc.(a)	145,332	11,213,817
Everbridge, Inc.(a)	20,040	2,519,629
Five9, Inc.(a)	2,935	380,611
j2 Global, Inc.(a)	39,961	2,766,100
Jamf Holding Corp.(a)	15,700	590,477
Mimecast Ltd.(a)	49,540	2,324,417
OneSpan, Inc.(a)	80,939	1,696,481
PROS Holdings, Inc.(a)	31,400	1,002,916
Q2 Holdings, Inc.(a)	78,068	7,124,486
Qualys, Inc.(a)	26,543	2,601,479
Rapid7, Inc.(a)	107,110	6,559,416
Sprout Social, Inc., Class A(a)	104,192	4,011,392
SPS Commerce, Inc.(a)	100,888	7,856,149
Sumo Logic, Inc.(a)	57,645	1,256,661
Talend SA, ADR(a)	126,875	4,953,200
Tenable Holdings, Inc.(a)	50,453	1,904,601
Upland Software, Inc.(a)	80,031	3,017,169
Verint Systems, Inc.(a)	79,839	3,846,643
Vertex, Inc.(a)	45,400	1,044,200
Workiva, Inc.(a)	36,486	2,034,459
Zuora, Inc., Class A(a)	137,855	1,425,421
Total		86,252,126
Total Information Technology		159,159,326
Materials 1.4%
Chemicals 0.7%
Balchem Corp.	30,645	2,991,871
Innospec, Inc.	20,808	1,317,563
PQ Group Holdings, Inc.(a)	35,890	368,231
Total		4,677,665
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.3%
Summit Materials, Inc., Class A(a)	115,864	1,916,391
Metals & Mining 0.4%
Materion Corp.	41,768	2,173,189
Total Materials		8,767,245
Real Estate 1.9%
Equity Real Estate Investment Trusts (REITS) 1.9%
CareTrust REIT, Inc.	89,524	1,593,080
Community Healthcare Trust, Inc.	41,897	1,959,104
EastGroup Properties, Inc.	15,380	1,989,095
QTS Realty Trust Inc., Class A	109,661	6,910,836
Total		12,452,115
Total Real Estate		12,452,115
Utilities 0.3%
Independent Power and Renewable Electricity Producers 0.3%
Ormat Technologies, Inc.	22,260	1,315,789
Sunnova Energy International, Inc.(a)	19,000	577,790
Total		1,893,579
Total Utilities		1,893,579
Total Common Stocks (Cost $546,116,545)		642,287,101

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(b),(c)	5,714,723	5,714,151
Total Money Market Funds (Cost $5,714,562)		5,714,151
Total Investments in Securities (Cost: $551,831,107)		648,001,252
Other Assets & Liabilities, Net		(630,153)
Net Assets		647,371,099

Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2020	127

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	7,334,418	62,539,220	(64,159,278)	(209)	5,714,151	1,135	44,526	5,714,723
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
128	Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2020